As filed with the Securities and Exchange Commission on April 28, 2008

1933 Act File No. 2-83616

1940 Act File No. 811-3732

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

POST-EFFECTIVE AMENDMENT NO. 42

AND

REGISTRATION STATEMENT UNDER

THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 46

MFS® VARIABLE INSURANCE TRUST II

(formerly, MFS®/SUN LIFE SERIES TRUST)

(Exact Name of Registrant as Specified in Charter)

500 Boylston, Street, Boston, Massachusetts 02116

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (617) 954-5000

Susan S. Newton, Massachusetts Financial Services Company

500 Boylston Street, Boston, Massachusetts 02116

(Name and Address of Agent for Service)

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)

☒	on April 28, 2008 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(i)

☐	on [date] pursuant to paragraph (a)(i)

☐	75 days after filing pursuant to paragraph (a)(ii)

☐	on [date] pursuant to paragraph (a)(ii) of rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

MFS® Variable Insurance Trust II (formerly, MFS/Sun Life Series Trust)

MFS® Variable Insurance Trust II (formerly, MFS/Sun Life Series Trust)

Initial Class

Prospectus May 1, 2008

This prospectus describes nine portfolios of the MFS Variable Insurance Trust II (referred to as the Trust):

MFS® Blended ResearchSM Core Equity Portfolio

(formerly, Massachusetts Investors Trust Series) seeks capital appreciation.

MFS® Blended ResearchSM Growth Portfolio seeks capital appreciation.

MFS® Blended ResearchSM Value Portfolio seeks capital appreciation.

MFS® Emerging Markets Equity Portfolio seeks capital appreciation.

MFS® Global Growth Portfolio seeks capital appreciation.

MFS® Global Total Return Portfolio seeks total return.

MFS® International Growth Portfolio seeks capital appreciation.

MFS® International Value Portfolio seeks capital appreciation.

MFS® Research International Portfolio seeks capital appreciation.

The Securities and Exchange Commission has not approved or disapproved the funds’ shares or determined	5/1/08
whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.	VIT2-IPRO

MFS® VARIABLE INSURANCE TRUST II (formerly, MFS/Sun Life Series Trust)

Initial Class

RISK RETURN SUMMARY	1
MFS Blended Research Core Equity Portfolio	1
MFS Blended Research Growth Portfolio	5
MFS Blended Research Value Portfolio	7
MFS Emerging Markets Equity Portfolio	9
MFS Global Growth Portfolio	14
MFS Global Total Return Portfolio	19
MFS International Growth Portfolio	25
MFS International Value Portfolio	29
MFS Research International Portfolio	33
EXPENSE SUMMARY	37
MANAGEMENT OF THE FUND	39
DESCRIPTION OF SHARE CLASSES	43
HOW TO PURCHASE, REDEEM, AND EXCHANGE SHARES	44
OTHER INFORMATION	47
FINANCIAL HIGHLIGHTS	49

This is not part of the prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

RISK RETURN SUMMARY

MFS Blended Research Core Equity Portfolio (formerly, Massachusetts Investors Trust Series)

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund's investment adviser) normally invests at least 80% of the fund’s net assets in equity securities.

In selecting investments for the fund, MFS is not constrained to any particular investment style. MFS may invest the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

While MFS may invest the fund’s assets in companies of any size, MFS generally focuses on companies with large capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments.

Investments for the fund are selected based on fundamental and quantitative analysis. MFS uses bottom-up fundamental analysis of issuers and their potential in light of their current financial condition and industry position, and market, economic, political, and regulatory conditions. Factors considered may include analysis of earnings, cash flows, competitive position and management ability. MFS also uses proprietary quantitative models to forecast the expected return of an investment. Factors considered by the quantitative model include valuation, price momentum and earnings quality.

MFS may engage in active and frequent trading in pursuing the fund’s principal investment strategies.

In response to market, economic, political, or other conditions, MFS may depart from the fund’s principal investment strategies by temporarily investing for defensive purposes.

Principal Investment Types

Equity Securities: Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company or other issuer. Different types of equity securities provide different voting and dividend rights and priorities in the event of bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

Derivatives: Derivatives are financial instruments whose value is based on the value of one or more indicators, such as a security, asset, currency, interest rate, credit rating, commodity, or index. Derivatives often involve a counterparty to the transaction. Derivatives include futures, forward contracts, options, structured notes, inverse floating rate instruments, swaps, caps, floors, and collars.

Principal Risks

As with any mutual fund, you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

1

Stock Market Risk: The price of an equity security fluctuates in response to issuer, market, economic, industry, political, and regulatory developments. Prices can decrease significantly in response to these developments, and these developments can affect a single issuer, issuers within a broad market sector, industry or geographic region, or the market in general. Different parts of the market and different types of securities can react differently to these developments. For example, the stocks of growth companies can react differently from the stocks of value companies, and the stocks of large cap companies can react differently from the stocks of small cap companies. Certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on stock markets.

Company Risk: Changes in the financial condition of a company or other issuer, changes in specific market, economic, political, and regulatory conditions that affect a particular type of investment or issuer, and changes in general market, economic, political, and regulatory conditions can adversely affect the price of an investment. The price of securities of smaller, less well-known companies can be more volatile than the price of securities of larger companies or the market in general.

Foreign Risk: Investments in securities of foreign issuers, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, economic, political, or regulatory conditions and developments. Political, social, and economic instability, the imposition of currency or capital controls, or the expropriation or nationalization of assets in a particular country can cause dramatic declines in that country’s economy. Less stringent regulatory, accounting, and disclosure requirements for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries and can be particularly difficult against foreign governments. Changes in currency exchange rates can affect the U.S. dollar value of foreign currency investments and investments denominated in foreign currencies. Additional risks of foreign investments include trading, settlement, custodial, and other operational risks, and withholding and other taxes. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to market, economic, political, or regulatory developments than the U.S. market.

Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s). Gains or losses from derivatives can be substantially greater than the derivatives’ original cost, and therefore, can involve leverage. Derivatives can be complex instruments and can involve analysis that differs from that required for other investment types used by the fund. If the value of a derivative does not correlate well with the particular market or other asset class the derivative is intended to provide exposure to, the derivative may not have the effect anticipated. Derivatives can also reduce the opportunity for gains or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments.

Leveraging Risk: Certain transactions, including when-issued, delayed-delivery, and forward commitment purchases, loans of portfolio securities, and the use of some derivatives, can result in leverage. Leverage involves investment exposure in an amount exceeding the initial investment. In transactions involving leverage, a relatively small market movement or change in other underlying indicator can lead to significantly larger losses to the fund. Leverage can cause increased volatility by magnifying gains or losses on underlying investments.

Investment Selection Risk: The MFS analysis of an investment can be incorrect and its selection of investments can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Counterparty and Third Party Risk: Transactions involving a counterparty other than the issuer of the instrument, or a third party responsible for servicing the instrument, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction.

Liquidity Risk: Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market or in limited volume, or may not have an active trading market. As a result, it may not be possible to sell the investment at any particular time or at an acceptable price.

2

Frequent Trading Risk: Frequent trading increases transaction costs, which may reduce the fund’s return.

Defensive Investing Risk: When MFS invests defensively, different factors could affect the fund’s performance and the fund may not achieve its investment objective. In addition, the defensive strategy may not work as intended.

Information about investment strategies and investment types not described in the Prospectus and the risks associated with those investment strategies and investment types are described in the fund’s Statement of Additional Information (“SAI”).

Bar Chart and Performance Table

The bar chart and performance table below are intended to indicate some of the risks of investing in the fund by showing changes in the fund’s performance over time. The performance table also shows how the fund's performance over time compares with that of a broad measure of market performance.

The chart and table provide past performance information. The fund’s past performance does not necessarily indicate how the fund will perform in the future. The returns shown do not reflect fees and expenses imposed by the separate accounts established by insurance companies in order to serve as investment vehicles for variable annuity and variable life insurance contracts, qualified pension and retirement plans, and other eligible investors. If these fees and expenses were included, they would reduce the returns shown.

Bar Chart. The bar chart shows changes over time in the annual total return of Initial Class shares for the past ten calendar years, and assumes the reinvestment of distributions.

3

^	The 2003 total return includes proceeds received by the fund from a non-recurring litigation settlement. Excluding the effect of this payment, the fund’s 2003 annual total return would have been 22.82%. (See Financial Highlights below for more information.)

*	The 2004 total return includes proceeds received by the fund as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. Excluding the effect of this payment, the fund’s 2004 annual total return would have been lower. (See Financial Highlights below for more information.)

**	Prior to June 22, 2007, the fund’s investments were primarily selected based on fundamental analysis. Beginning June 22, 2007, the fund’s investments are based on fundamental and quantitative analysis.

The total return for the three-month period ended March 31, 2008 was (9.72)%. During the periods shown in the bar chart, the highest quarterly return was 19.16% (for the calendar quarter ended December 31, 1998) and the lowest quarterly return was (15.85%) (for the calendar quarter ended September 30, 2002).

Performance Table. This table shows how the average annual total returns of the fund compare to a broad measure of market performance, and assumes the reinvestment of distributions.

Average Annual Total Returns (for the Periods Ended December 31, 2007)

	1 Year	5 Years^	10 Years^
MFS Blended Research Core Equity Portfolio (formerly, Massachusetts Investors Trust Series) - Initial Class Shares	5.95%	12.20%	4.61%

Benchmark Comparisons
Standard & Poor’s 500 Stock Index*†	5.49%	12.83%	5.91%

^	A portion of each of the returns includes proceeds received by the fund from unrelated non-recurring events (see “Financial Highlights”).

*	The Standard & Poor’s 500 Stock Index is a market capitalization-weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.

†	Source: FactSet Research Systems Inc.

All performance results reflect any applicable fee and expense waivers in effect during the periods shown; without these, the results would have been lower.

The fund commenced investment operations on November 14, 1986, with the offering of Initial Class shares.

4

MFS Blended Research Growth Portfolio

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in equity securities.

MFS focuses on investing the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies). Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.

While MFS may invest the fund’s assets in companies of any size, MFS generally focuses on companies with large capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments.

Investments for the fund are selected based on fundamental and quantitative analysis. MFS uses bottom-up fundamental analysis of issuers and their potential in light of their current financial condition and industry position, and market, economic, political, and regulatory conditions. Factors considered may include analysis of earnings, cash flows, competitive position and management ability. MFS also uses proprietary quantitative models to forecast the expected return of an investment. Factors considered by the quantitative model include valuation, price momentum and earnings quality.

MFS may engage in active and frequent trading in pursuing the fund’s principal investment strategies.

In response to market, economic, political, or other conditions, MFS may depart from the fund’s principal investment strategies by temporarily investing for defensive purposes.

Principal Investment Types

Equity Securities: Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company or other issuer. Different types of equity securities provide different voting and dividend rights and priorities in the event of bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

Derivatives: Derivatives are financial instruments whose value is based on the value of one or more indicators, such as a security, asset, currency, interest rate, credit rating, commodity, or index. Derivatives often involve a counterparty to the transaction. Derivatives include futures, forward contracts, options, structured notes, inverse floating rate instruments, swaps, caps, floors, and collars.

Principal Risks

As with any mutual fund, you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Stock Market Risk: The price of an equity security fluctuates in response to issuer, market, economic, industry, political, and regulatory developments. Prices can decrease significantly in response to these developments, and these developments can affect a single issuer, issuers within a broad market sector, industry or geographic region, or the market in general. Different parts of the market and different types of securities can react differently to these developments. For example, the stocks of growth companies can react differently from the stocks of value companies, and the stocks of large cap companies can react differently from the stocks of small cap

5

companies. Certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on stock markets.

Company Risk: Changes in the financial condition of a company or other issuer, changes in specific market, economic, political, and regulatory conditions that affect a particular type of investment or issuer, and changes in general market, economic, political, and regulatory conditions can adversely affect the price of an investment. The price of securities of smaller, less well-known companies can be more volatile than the price of securities of larger companies or the market in general.

Growth Company Risk: The stocks of growth companies can be more sensitive to the company’s earnings and more volatile than the market in general.

Foreign Risk: Investments in securities of foreign issuers, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, economic, political, or regulatory conditions and developments. Political, social, and economic instability, the imposition of currency or capital controls, or the expropriation or nationalization of assets in a particular country can cause dramatic declines in that country’s economy. Less stringent regulatory, accounting, and disclosure requirements for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries and can be particularly difficult against foreign governments. Changes in currency exchange rates can affect the U.S. dollar value of foreign currency investments and investments denominated in foreign currencies. Additional risks of foreign investments include trading, settlement, custodial, and other operational risks, and withholding and other taxes. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to market, economic, political, or regulatory developments than the U.S. market.

Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s). Gains or losses from derivatives can be substantially greater than the derivatives’ original cost, and therefore, can involve leverage. Derivatives can be complex instruments and can involve analysis that differs from that required for other investment types used by the fund. If the value of a derivative does not correlate well with the particular market or other asset class the derivative is intended to provide exposure to, the derivative may not have the effect anticipated. Derivatives can also reduce the opportunity for gains or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments.

Leveraging Risk: Certain transactions, including when-issued, delayed-delivery, and forward commitment purchases, loans of portfolio securities, and the use of some derivatives, can result in leverage. Leverage involves investment exposure in an amount exceeding the initial investment. In transactions involving leverage, a relatively small market movement or change in other underlying indicator can lead to significantly larger losses to the fund. Leverage can cause increased volatility by magnifying gains or losses on underlying investments.

Investment Selection Risk: The MFS analysis of an investment can be incorrect and its selection of investments can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Counterparty and Third Party Risk: Transactions involving a counterparty other than the issuer of the instrument, or a third party responsible for servicing the instrument, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction.

Liquidity Risk: Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market or in limited volume, or may not have an active trading market. As a result, it may not be possible to sell the investment at any particular time or at an acceptable price.

Frequent Trading Risk: Frequent trading increases transaction costs, which may reduce the fund’s return.

6

Defensive Investing Risk: When MFS invests defensively, different factors could affect the fund’s performance and the fund may not achieve its investment objective. In addition, the defensive strategy may not work as intended.

Information about investment strategies and investment types not described in the Prospectus and the risks associated with those investment strategies and investment types are described in the fund’s Statement of Additional Information (“SAI”).

Bar Chart and Performance Table

The bar chart and performance table are not included because the fund has not had a full calendar year of investment operations.

7

MFS Blended Research Value Portfolio

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in equity securities.

MFS focuses on investing the fund's assets in the stocks of companies that it believes are undervalued compared to their perceived worth (value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures.

While MFS may invest the fund’s assets in companies of any size, MFS generally focuses on companies with large capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments.

Investments for the fund are selected based on fundamental and quantitative analysis. MFS uses bottom-up fundamental analysis of issuers and their potential in light of their current financial condition and industry position, and market, economic, political, and regulatory conditions. Factors considered may include analysis of earnings, cash flows, competitive position and management ability. MFS also uses proprietary quantitative models to forecast the expected return of an investment. Factors considered by the quantitative model include valuation, price momentum and earnings quality.

MFS may engage in active and frequent trading in pursuing the fund’s principal investment strategies.

In response to market, economic, political, or other conditions, MFS may depart from the fund’s principal investment strategies by temporarily investing for defensive purposes.

Principal Investment Types

Equity Securities: Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company or other issuer. Different types of equity securities provide different voting and dividend rights and priorities in the event of bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

Derivatives: Derivatives are financial instruments whose value is based on the value of one or more indicators, such as a security, asset, currency, interest rate, credit rating, commodity, or index. Derivatives often involve a counterparty to the transaction. Derivatives include futures, forward contracts, options, structured notes, inverse floating rate instruments, swaps, caps, floors, and collars.

Principal Risks

As with any mutual fund, you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Stock Market Risk: The price of an equity security fluctuates in response to issuer, market, economic, industry, political, and regulatory developments. Prices can decrease significantly in response to these developments, and these developments can affect a single issuer, issuers within a broad market sector, industry or geographic region, or the market in general. Different parts of the market and different types of securities can react differently to these developments. For example, the stocks of growth companies can react differently from the stocks of value companies, and the stocks of large cap companies can react differently from the stocks of small cap

8

companies. Certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on stock markets.

Company Risk: Changes in the financial condition of a company or other issuer, changes in specific market, economic, political, and regulatory conditions that affect a particular type of investment or issuer, and changes in general market, economic, political, and regulatory conditions can adversely affect the price of an investment. The price of securities of smaller, less well-known companies can be more volatile than the price of securities of larger companies or the market in general.

Value Company Risk: The stocks of value companies can continue to be undervalued for long periods of time and not realize their expected value.

Foreign Risk: Investments in securities of foreign issuers, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, economic, political, or regulatory conditions and developments. Political, social, and economic instability, the imposition of currency or capital controls, or the expropriation or nationalization of assets in a particular country can cause dramatic declines in that country’s economy. Less stringent regulatory, accounting, and disclosure requirements for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries and can be particularly difficult against foreign governments. Changes in currency exchange rates can affect the U.S. dollar value of foreign currency investments and investments denominated in foreign currencies. Additional risks of foreign investments include trading, settlement, custodial, and other operational risks, and withholding and other taxes. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to market, economic, political, or regulatory developments than the U.S. market.

Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s). Gains or losses from derivatives can be substantially greater than the derivatives’ original cost, and therefore, can involve leverage. Derivatives can be complex instruments and can involve analysis that differs from that required for other investment types used by the fund. If the value of a derivative does not correlate well with the particular market or other asset class the derivative is intended to provide exposure to, the derivative may not have the effect anticipated. Derivatives can also reduce the opportunity for gains or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments.

Leveraging Risk: Certain transactions, including when-issued, delayed-delivery, and forward commitment purchases, loans of portfolio securities, and the use of some derivatives, can result in leverage. Leverage involves investment exposure in an amount exceeding the initial investment. In transactions involving leverage, a relatively small market movement or change in other underlying indicator can lead to significantly larger losses to the fund. Leverage can cause increased volatility by magnifying gains or losses on underlying investments.

Investment Selection Risk: The MFS analysis of an investment can be incorrect and its selection of investments can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Counterparty and Third Party Risk: Transactions involving a counterparty other than the issuer of the instrument, or a third party responsible for servicing the instrument, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction.

Liquidity Risk: Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market or in limited volume, or may not have an active trading market. As a result, it may not be possible to sell the investment at any particular time or at an acceptable price.

Frequent Trading Risk: Frequent trading increases transaction costs, which may reduce the fund’s return.

9

Defensive Investing Risk: When MFS invests defensively, different factors could affect the fund’s performance and the fund may not achieve its investment objective. In addition, the defensive strategy may not work as intended.

Information about investment strategies and investment types not described in the Prospectus and the risks associated with those investment strategies and investment types are described in the fund’s Statement of Additional Information (“SAI”).

Bar Chart and Performance Table

The bar chart and performance table are not included because the fund has not had a full calendar year of investment operations.

10

MFS Emerging Markets Equity Portfolio

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in equity securities of issuers that are tied economically to emerging market countries. Emerging market countries may include countries determined to have emerging market economies, taking into account a number of factors, including whether a particular country has a low to middle economy according to the International Bank for Reconstruction and Development (the World Bank), the country’s foreign currency debt rating, its political and economic stability, and the development of its financial and capital markets. Such countries are located in Latin America, Asia, Africa, the Middle East, and the developing countries of Europe, primarily Eastern Europe.

MFS may invest the fund’s assets in companies of any size.

MFS may invest a relatively high percentage of the fund’s assets in a single country, a small number of countries, or a particular geographic region.

MFS may invest a relatively high percentage of the fund’s assets in a single issuer or a small number of issuers.

MFS may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments.

MFS uses a bottom-up investment approach in buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of issuers and their potential in light of their current financial condition and industry position, and market, economic, political, and regulatory conditions. Factors considered may include analysis of earnings, cash flows, competitive position, and management ability. Quantitative analysis of these and other factors may also be considered.

MFS may engage in active and frequent trading in pursuing the fund's principal investment strategies.

In response to market, economic, political, or other conditions, MFS may depart from the fund’s principal investment strategies by temporarily investing for defensive purposes.

Principal Investment Types

Equity Securities: Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company or other issuer. Different types of equity securities provide different voting and dividend rights and priorities in the event of bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

Derivatives: Derivatives are financial instruments whose value is based on the value of one or more indicators, such as a security, asset, currency, interest rate, credit rating, commodity, or index. Derivatives often involve a counterparty to the transaction. Derivatives include futures, forward contracts, options, structured notes, inverse floating rate instruments, swaps, caps, floors, and collars.

Principal Risks

As with any mutual fund, you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Stock Market Risk: The price of an equity security fluctuates in response to issuer, market, economic, industry, political, and regulatory developments. Prices can decrease significantly in response to these developments, and these developments can affect a single issuer, issuers within a broad market sector, industry or geographic

11

region, or the market in general. Different parts of the market and different types of securities can react differently to these developments. For example, the stocks of growth companies can react differently from the stocks of value companies, and the stocks of large cap companies can react differently from the stocks of small cap companies. Certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on stock markets.

Company Risk: Changes in the financial condition of a company or other issuer, changes in specific market, economic, political, and regulatory conditions that affect a particular type of investment or issuer, and changes in general market, economic, political, and regulatory conditions can adversely affect the price of an investment. The price of securities of smaller, less well-known companies can be more volatile than the price of securities of larger companies or the market in general.

Foreign Risk: Investments in securities of foreign issuers, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, economic, political, or regulatory conditions and developments. Political, social, and economic instability, the imposition of currency or capital controls, or the expropriation or nationalization of assets in a particular country can cause dramatic declines in that country’s economy. Less stringent regulatory, accounting, and disclosure requirements for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. Additional risks of foreign investments include trading, settlement, custodial, and other operational risks, and withholding and other taxes. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to market, economic, political, or regulatory developments than the U.S. market.

Emerging Markets Risk: Emerging markets investments can involve additional and greater risks than the risks associated with investments in developed foreign markets securities. Emerging markets typically have less economic development, market structure and depth and regulatory oversight than developed countries. Emerging markets can also be subject to greater political, social, and economic instability. These factors can make emerging market investments more volatile and less liquid than investments in developed markets.

Currency Risk: A decline in the value of a foreign currency relative to the U.S. dollar reduces the value of the foreign currency and investments denominated in that currency. In addition, the use of foreign exchange contracts to reduce foreign currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar. The value of foreign currencies relative to the U.S. dollar fluctuates in response to, among other factors, interest rate changes, intervention (or failure to intervene) by the U.S. or foreign governments, central banks, or supranational entities such as the International Monetary Fund, the imposition of currency controls, and other political or regulatory developments in the U.S. or abroad. Foreign currency values can decrease significantly both in the short term and over the long term in response to these and other developments.

Geographic Concentration Risk: Because MFS may invest a relatively large percentage of the fund’s assets in issuers located in a single country, a small number of countries, or a particular geographic region, the fund’s performance could be closely tied to the market, currency, economic, political, or regulatory conditions and developments in those countries or that region, and could be more volatile than the performance of more geographically-diversified funds.

Issuer Focus Risk: Because MFS may invest a relatively large percentage of the fund’s assets in a single issuer or small number of issuers, the fund’s performance could be closely tied to the value of that one issuer or issuers, and could be more volatile than the performance of more diversified funds.

Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s). Gains or losses from derivatives can be substantially greater than the derivatives’ original cost, and therefore, can involve leverage. Derivatives can be complex instruments and can involve analysis that differs from that required for other investment types used by the fund. If the value of a derivative does not correlate well with the particular market or other asset class the derivative is intended to provide exposure to, the derivative may not have the effect anticipated. Derivatives can also reduce the opportunity for gains or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments.

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Leveraging Risk: Certain transactions, including when-issued, delayed-delivery, and forward commitment purchases, loans of portfolio securities, and the use of some derivatives, can result in leverage. Leverage involves investment exposure in an amount exceeding the initial investment. In transactions involving leverage, a relatively small market movement or change in other underlying indicator can lead to significantly larger losses to the fund. Leverage can cause increased volatility by magnifying gains or losses on underlying investments.

Investment Selection Risk: The MFS analysis of an investment can be incorrect and its selection of investments can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Counterparty and Third Party Risk: Transactions involving a counterparty other than the issuer of the instrument, or a third party responsible for servicing the instrument, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction.

Liquidity Risk: Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market or in limited volume, or may not have an active trading market. As a result, it may not be possible to sell the investment at any particular time or at an acceptable price.

Frequent Trading Risk: Frequent trading increases transaction costs, which may reduce the fund’s return.

Defensive Investing Risk: When MFS invests defensively, different factors could affect the fund’s performance and the fund may not achieve its investment objective. In addition, the defensive strategy may not work as intended.

Information about investment strategies and investment types not described in the Prospectus and the risks associated with those investment strategies and investment types are described in the fund’s Statement of Additional Information (“SAI”).

Bar Chart and Performance Table

The bar chart and performance table below are intended to indicate some of the risks of investing in the fund by showing changes in the fund’s performance over time. The performance table also shows how the fund's performance over time compares with that of a broad measure of market performance.

The chart and table provide past performance information. The fund’s past performance does not necessarily indicate how the fund will perform in the future. The returns shown do not reflect fees and expenses imposed by the separate accounts established by insurance companies in order to serve as investment vehicles for variable annuity and variable life insurance contracts, qualified pension and retirement plans, and other eligible investors. If these fees and expenses were included, they would reduce the returns shown.

Bar Chart. The bar chart shows changes over time in the annual total return of Initial Class shares for the past ten calendar years, and assumes the reinvestment of distributions.

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The total return for the three-month period ended March 31, 2008 was (9.83)%. During the periods shown in the bar chart, the highest quarterly return was 29.33% (for the calendar quarter ended December 31, 1999) and the lowest quarterly return was (22.68)% (for the calendar quarter ended September 30, 1998).

Performance Table. This table shows how the average annual total returns of the fund compare to a broad measure of market performance, and assumes the reinvestment of distributions.

Average Annual Total Returns (for the Periods Ended December 31, 2007)

	1 Year	5 Years	10 Years
MFS Emerging Markets Equity Portfolio – Initial Class Shares	35.71%	36.21%	14.15%
Benchmark Comparisons
MSCI Emerging Markets Index*†	39.78%	37.46%	14.53%

*	The Morgan Stanley Capital International (MSCI) Emerging Markets Index is a market capitalization-weighted index that is designed to measure equity market performance in the global emerging markets.

†	Source: FactSet Research Systems Inc.

All performance results reflect any applicable fee and expense waivers in effect during the periods shown; without these, the results would have been lower.

The fund commenced investment operations on June 5, 1996 with the offering of Initial Class shares.

Prior to November 30, 1999, Foreign & Colonial Management Ltd. (“FCM”) and its subsidiary, Foreign & Colonial Emerging Markets Limited (“FCEM”), managed certain assets of the fund. MFS assumed all portfolio management responsibilities from FCM and FCEM for the fund on November 30, 1999. Performance information for periods prior to November 30, 1999 reflects this former sub-investment advisory relationship.

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MFS Global Growth Portfolio

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in U.S. and foreign equity securities, including emerging market equity securities.

MFS may invest a relatively high percentage of the fund’s assets in a single country, a small number of countries, or a particular geographic region.

MFS focuses on investing the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies). Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.

MFS may invest the fund’s assets in companies of any size.

MFS may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments.

MFS uses a bottom-up investment approach in buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of issuers and their potential in light of their current financial condition and industry position, and market, economic, political, and regulatory conditions. Factors considered may include analysis of earnings, cash flows, competitive position, and management ability. Quantitative analysis of these and other factors may also be considered.

MFS may engage in active and frequent trading in pursuing the fund's principal investment strategies.

In response to market, economic, political, or other conditions, MFS may depart from the fund’s principal investment strategies by temporarily investing for defensive purposes.

Principal Investment Types

Equity Securities: Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company or other issuer. Different types of equity securities provide different voting and dividend rights and priorities in the event of bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

Derivatives: Derivatives are financial instruments whose value is based on the value of one or more indicators, such as a security, asset, currency, interest rate, credit rating, commodity, or index. Derivatives often involve a counterparty to the transaction. Derivatives include futures, forward contracts, options, structured notes, inverse floating rate instruments, swaps, caps, floors, and collars.

Principal Risks

As with any mutual fund, you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Stock Market Risk: The price of an equity security fluctuates in response to issuer, market, economic, industry, political, and regulatory developments. Prices can decrease significantly in response to these developments, and these developments can affect a single issuer, issuers within a broad market sector, industry or geographic region, or the market in general. Different parts of the market and different types of securities can react differently to these developments. For example, the stocks of growth companies can react differently from the stocks of value companies, and the stocks of large cap companies can react differently from the stocks of small cap

15

companies. Certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on stock markets.

Company Risk: Changes in the financial condition of a company or other issuer, changes in specific market, economic, political, and regulatory conditions that affect a particular type of investment or issuer, and changes in general market, economic, political, and regulatory conditions can adversely affect the price of an investment. The price of securities of smaller, less well-known companies can be more volatile than the price of securities of larger companies or the market in general.

Growth Company Risk: The stocks of growth companies can be more sensitive to the company’s earnings and more volatile than the market in general.

Foreign Risk: Investments in securities of foreign issuers, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, economic, political, or regulatory conditions and developments. Political, social, and economic instability, the imposition of currency or capital controls, or the expropriation or nationalization of assets in a particular country can cause dramatic declines in that country’s economy. Less stringent regulatory, accounting, and disclosure requirements for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. Additional risks of foreign investments include trading, settlement, custodial, and other operational risks, and withholding and other taxes. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to market, economic, political, or regulatory developments than the U.S. market.

Emerging Markets Risk: Emerging markets investments can involve additional and greater risks than the risks associated with investments in developed foreign markets securities. Emerging markets typically have less economic development, market structure and depth and regulatory oversight than developed countries. Emerging markets can also be subject to greater political, social, and economic instability. These factors can make emerging market investments more volatile and less liquid than investments in developed markets.

Currency Risk: A decline in the value of a foreign currency relative to the U.S. dollar reduces the value of the foreign currency and investments denominated in that currency. In addition, the use of foreign exchange contracts to reduce foreign currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar. The value of foreign currencies relative to the U.S. dollar fluctuates in response to, among other factors, interest rate changes, intervention (or failure to intervene) by the U.S. or foreign governments, central banks, or supranational entities such as the International Monetary Fund, the imposition of currency controls, and other political or regulatory developments in the U.S. or abroad. Foreign currency values can decrease significantly both in the short term and over the long term in response to these and other developments.

Geographic Concentration Risk: Because MFS may invest a relatively large percentage of the fund’s assets in issuers located in a single country, a small number of countries, or a particular geographic region, the fund’s performance could be closely tied to the market, currency, economic, political, or regulatory conditions and developments in those countries or that region, and could be more volatile than the performance of more geographically-diversified funds.

Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s). Gains or losses from derivatives can be substantially greater than the derivatives’ original cost, and therefore, can involve leverage. Derivatives can be complex instruments and can involve analysis that differs from that required for other investment types used by the fund. If the value of a derivative does not correlate well with the particular market or other asset class the derivative is intended to provide exposure to, the derivative may not have the effect anticipated. Derivatives can also reduce the opportunity for gains or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments.

Leveraging Risk: Certain transactions, including when-issued, delayed-delivery, and forward commitment purchases, loans of portfolio securities, and the use of some derivatives, can result in leverage. Leverage involves investment exposure in an amount exceeding the initial investment. In transactions involving leverage, a relatively small market movement or change in other underlying indicator can lead to significantly larger losses to the fund. Leverage can cause increased volatility by magnifying gains or losses on underlying investments.

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Investment Selection Risk: The MFS analysis of an investment can be incorrect and its selection of investments can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Counterparty and Third Party Risk: Transactions involving a counterparty other than the issuer of the instrument, or a third party responsible for servicing the instrument, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction.

Liquidity Risk: Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market or in limited volume, or may not have an active trading market. As a result, it may not be possible to sell the investment at any particular time or at an acceptable price.

Frequent Trading Risk: Frequent trading increases transaction costs, which may reduce the fund’s return.

Defensive Investing Risk: When MFS invests defensively, different factors could affect the fund’s performance and the fund may not achieve its investment objective. In addition, the defensive strategy may not work as intended.

Information about investment strategies and investment types not described in the Prospectus and the risks associated with those investment strategies and investment types are described in the fund’s Statement of Additional Information (“SAI”).

Bar Chart and Performance Table

The bar chart and performance table below are intended to indicate some of the risks of investing in the fund by showing changes in the fund’s performance over time. The performance table also shows how the fund’s performance over time compares with that of a broad measure of market performance and one or more other performance measures.

The chart and table provide past performance information. The fund’s past performance does not necessarily indicate how the fund will perform in the future. The returns shown do not reflect fees and expenses imposed by the separate accounts established by insurance companies in order to serve as investment vehicles for variable annuity and variable life insurance contracts, qualified pension and retirement plans, and other eligible investors. If these fees and expenses were included, they would reduce the returns shown.

Bar Chart. The bar chart shows changes over time in the annual total return of Initial Class shares for the past ten calendar years, and assumes the reinvestment of distributions.

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^	The 2003 total return includes proceeds received by the fund from a non-recurring litigation settlement. Excluding the effect of this payment, the fund’s 2003 annual total return would have been 34.65%. (See Financial Highlights below for more information.)

*	The 2004 total return includes proceeds received by the fund as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. Excluding the effect of this payment, the fund’s 2004 annual total return would have been lower. (See Financial Highlights below for more information.)

The total return for the three-month period ended March 31, 2008 was (8.67)%. During the periods shown in the bar chart, the highest quarterly return was 45.60% (for the calendar quarter ended December 31, 1999) and the lowest quarterly return was (19.71)% (for the calendar quarter ended September 30, 2001).

Performance Table. This table shows how the average annual total returns of the fund compare to a broad measure of market performance and one or more other performance measures, and assumes the reinvestment of distributions.

Average Annual Total Returns (for the Periods Ended December 31, 2007)

	1 Year	5 Years^	10 Years^
MFS Global Growth Portfolio – Initial Class Shares	13.27%	18.03%	9.47%
Benchmark Comparisons
MSCI World Growth Index*†	15.12%	15.83%	6.03%
MSCI All Country World Growth Index**†	17.06%	17.02%	6.56%

^	A portion of each of the returns includes proceeds received by the fund from unrelated non-recurring events (see “Financial Highlights”).

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*	The Morgan Stanley Capital International (MSCI) World Growth Index is a market capitalization-weighted index that is designed to measure equity market performance for growth securities in the global developed markets.

**	The Morgan Stanley Capital International (MSCI) All Country World Growth Index is a market capitalization-weighted index that is designed to measure equity market performance for growth securities in the global developed and emerging markets.

†	Source: FactSet Research Systems Inc.

All performance results reflect any applicable fee and expense waivers in effect during the periods shown; without these, the results would have been lower.

The fund commenced investment operations on November 16, 1993 with the offering of Initial Class shares.

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MFS Global Total Return Portfolio

Investment Objective

The fund’s investment objective is to seek total return. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS invests the fund’s assets in equity securities and debt instruments. MFS seeks to invest between 40% and 75% of the fund’s net assets in equity securities and at least 25% of the fund’s total assets in fixed-income senior securities.

MFS may invest the fund’s assets in U.S. and foreign securities, including emerging market securities.

MFS may invest a relatively high percentage of the fund’s assets in a single country, a small number of countries, or a particular geographic region.

MFS focuses on investing the fund's assets in the stocks of companies that it believes are undervalued compared to their perceived worth (value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures.

While MFS may invest the fund’s assets in companies of any size, MFS generally focuses on companies with large capitalizations.

MFS generally invests substantially all of the fund’s investments in debt instruments in investment grade debt instruments.

MFS may invest the fund’s assets in mortgage dollar rolls.

MFS may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments.

MFS uses a bottom-up investment approach in buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of issuers or instruments in light of market, economic, political, and regulatory conditions. Factors considered for equity securities may include analysis of earnings, cash flows, competitive position, and management ability. Quantitative analysis of these and other factors may also be considered. Factors considered for debt instruments may include the instrument’s credit quality, collateral characteristics and indenture provisions and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. Quantitative analysis of the structure of a debt instrument and its features may also be considered.

MFS may engage in active and frequent trading in pursuing the fund's principal investment strategies.

In response to market, economic, political, or other conditions, MFS may depart from the fund’s principal investment strategies by temporarily investing for defensive purposes.

Principal Investment Types

Equity Securities: Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company or other issuer. Different types of equity securities provide different voting and dividend rights and priorities in the event of bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

Debt Instruments: Debt instruments represent obligations of corporations, governments, and other entities to repay money borrowed. The issuer or borrower usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the instrument. Some debt instruments, such as zero coupon bonds, do not pay current interest but are sold at a discount from their face values. Other debt instruments, such as certain mortgage-backed and other asset-backed securities, make periodic payments of interest and/or principal. Some debt instruments are partially or fully secured by collateral supporting the payment of interest and principal.

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Corporate Bonds: Corporate bonds are debt instruments issued by domestic or foreign corporations or similar entities.

U.S. Government Securities: U.S. Government securities are securities issued or guaranteed by the U.S. Treasury, by an agency or instrumentality of the U.S. Government, or by a U.S. Government-sponsored entity. Certain U.S. Government securities may not be supported as to the payment of principal and interest by the full faith and credit of the U.S. Treasury or the ability to borrow from the U.S. Treasury. Some U.S. Government securities may be supported as to the payment of principal and interest only by the credit of the entity issuing or guaranteeing the security.

Foreign Government Securities: Foreign government securities are debt instruments issued, guaranteed, or supported, as to the payment of principal and interest, by foreign governments, foreign government agencies, foreign semi-governmental entities or supranational entities, or debt instruments issued by entities organized and operated for the purpose of restructuring outstanding foreign government securities. Foreign government securities may not be supported as to the payment of principal and interest by the full faith and credit of the foreign government.

Collateralized Instruments: Collateralized instruments include mortgage-backed securities and other interests in pools of assets, such as loans or receivables. Payment of principal and interest generally depends on the cash flows generated by the underlying assets and the terms of the instrument. Certain collateralized instruments offer multiple classes that differ in terms of their priority to receive principal and/or interest payments under the terms of the instrument. Collateralized instruments typically involve a third party responsible for servicing the instrument and performing operational functions such as collecting and aggregating principal, interest and escrow payments, accounting and loan analysis.

Inflation-Adjusted Debt Instruments: Inflation-adjusted debt instruments are debt instruments whose principal and/or interest are adjusted for inflation. Inflation-adjusted debt instruments issued by the U.S. Treasury pay a fixed rate of interest that is applied to an inflation-adjusted principal amount. The principal amount is adjusted based on changes in the Consumer Price Index. The principal due at maturity is typically equal to the inflation-adjusted principal amount, or to the instrument’s original par value, whichever is greater. Other types of inflation-adjusted debt instruments may use other methods of adjusting for inflation, and other measures of inflation. Other issuers of inflation-adjusted debt instruments include U.S. Government agencies, instrumentalities and sponsored entities, corporations, and foreign governments.

Municipal Instruments: Municipal instruments are issued to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal instruments include general obligation bonds of municipalities, local or state governments, project or revenue-specific bonds, municipal lease obligations, and prerefunded or escrowed bonds. Municipal instruments may be fully or partially supported by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or assets, by the issuer’s pledge to make annual appropriations for lease payments, or by domestic or foreign entities providing credit support, such as letters of credit, guarantees, or insurance.

Mortgage Dollar Rolls: Mortgage dollar rolls are simultaneous agreements with a third party both to sell a mortgage-backed security and to purchase a similar security from the third party on a later date, for an agreed-upon price.

Derivatives: Derivatives are financial instruments whose value is based on the value of one or more indicators, such as a security, asset, currency, interest rate, credit rating, commodity, or index. Derivatives often involve a counterparty to the transaction. Derivatives include futures, forward contracts, options, structured notes, inverse floating rate instruments, swaps, caps, floors, and collars.

Principal Risks

As with any mutual fund, you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

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The principal risks of investing in the fund are:

Stock Market Risk: The price of an equity security fluctuates in response to issuer, market, economic, industry, political, and regulatory developments. Prices can decrease significantly in response to these developments, and these developments can affect a single issuer, issuers within a broad market sector, industry or geographic region, or the market in general. Different parts of the market and different types of securities can react differently to these developments. For example, the stocks of growth companies can react differently from the stocks of value companies, and the stocks of large cap companies can react differently from the stocks of small cap companies. Certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on stock markets.

Company Risk: Changes in the financial condition of a company or other issuer, changes in specific market, economic, political, and regulatory conditions that affect a particular type of investment or issuer, and changes in general market, economic, political, and regulatory conditions can adversely affect the price of an investment. The price of securities of smaller, less well-known companies can be more volatile than the price of securities of larger companies or the market in general.

Value Company Risk: The stocks of value companies can continue to be undervalued for long periods of time and not realize their expected value.

Interest Rate Risk: The price of a debt instrument changes in response to interest rate changes. In general, the price of a debt instrument falls when interest rates rise and rises when interest rates fall. Instruments with longer maturities, or that do not pay current interest, are more sensitive to interest rate changes. In addition, short-term and long-term interest rates do not necessarily move in the same direction or by the same amount. An instrument’s reaction to interest rate changes depends on the timing of its interest and principal payments and the current interest rate for each of those time periods. Instruments with floating interest rates can be less sensitive to interest rate changes. In response to an interest rate decline, instruments that provide the issuer with the right to call or redeem the instrument prior to maturity may be called or redeemed, resulting in the reinvestment of proceeds in other investments at a lower interest rate.

Credit Risk: The value of a debt instrument depends, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due. The value of a debt instrument is likely to fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. The value of a debt instrument can also decline in response to changes in the financial condition of the issuer or borrower, changes in specific market, economic, industry, political, and regulatory conditions that affect a particular type of instrument, issuer, or borrower, and changes in general market, economic, political, and regulatory conditions. Certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events can have a dramatic adverse effect on the value of a debt instrument. For certain types of instruments, including derivatives, the value of the instrument depends in part on the credit quality of the counterparty to the transaction. For other types of debt instruments, including collateralized instruments, the price of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient, if the issuer defaults.

Foreign Risk: Investments in securities of foreign issuers, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, economic, political, or regulatory conditions and developments. Political, social, and economic instability, the imposition of currency or capital controls, or the expropriation or nationalization of assets in a particular country can cause dramatic declines in that country’s economy. Less stringent regulatory, accounting, and disclosure requirements for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. Additional risks of foreign investments include trading, settlement, custodial, and other operational risks, and withholding and other taxes. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to market, economic, political, or regulatory developments than the U.S. market.

Emerging Markets Risk: Emerging markets investments can involve additional and greater risks than the risks associated with investments in developed foreign markets securities. Emerging markets typically have less economic development, market structure and depth and regulatory oversight than developed countries. Emerging

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markets can also be subject to greater political, social, and economic instability. These factors can make emerging market investments more volatile and less liquid than investments in developed markets.

Currency Risk: A decline in the value of a foreign currency relative to the U.S. dollar reduces the value of the foreign currency and investments denominated in that currency. In addition, the use of foreign exchange contracts to reduce foreign currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar. The value of foreign currencies relative to the U.S. dollar fluctuates in response to, among other factors, interest rate changes, intervention (or failure to intervene) by the U.S. or foreign governments, central banks, or supranational entities such as the International Monetary Fund, the imposition of currency controls, and other political or regulatory developments in the U.S. or abroad. Foreign currency values can decrease significantly both in the short term and over the long term in response to these and other developments.

Geographic Concentration Risk: Because MFS may invest a relatively large percentage of the fund’s assets in issuers located in a single country, a small number of countries, or a particular geographic region, the fund’s performance could be closely tied to the market, currency, economic, political, or regulatory conditions and developments in those countries or that region, and could be more volatile than the performance of more geographically-diversified funds.

Prepayment Risk: Many types of debt instruments, including mortgage-backed securities, asset-backed securities, and municipal housing bonds, are subject to the risk of prepayment. Prepayment occurs when unscheduled payments of principal are made prior to an instrument’s maturity. Instruments subject to prepayment can offer less potential for gains during a declining interest rate environment and greater potential for loss in a rising interest rate environment. In addition, prepayment rates are difficult to predict and the potential impact of prepayment on the price of a debt instrument depends on the terms of the instrument and can result in significant volatility.

Inflation-Adjusting Risk: Interest payments on inflation-adjusted debt instruments can be unpredictable and vary based on the level of inflation. If inflation is negative, principal and income both can decline. In addition, the measure of inflation used may not correspond to the actual rate of inflation experienced by a particular individual.

Municipal Market Risk: The price of municipal instruments can be volatile and significantly affected by adverse tax or court rulings, legislative or political changes, and the financial developments of municipal issuers. Loss of the state income tax advantage of municipal instruments issued by a state through an adverse court ruling could have a significant negative impact on the value of such municipal instruments and the overall municipal market. Because many municipal instruments are issued to finance similar projects, especially those relating to education, health care, housing, utilities, and water and sewer, conditions in these industries can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market.

Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s). Gains or losses from derivatives can be substantially greater than the derivatives’ original cost, and therefore, can involve leverage. Derivatives can be complex instruments and can involve analysis that differs from that required for other investment types used by the fund. If the value of a derivative does not correlate well with the particular market or other asset class the derivative is intended to provide exposure to, the derivative may not have the effect anticipated. Derivatives can also reduce the opportunity for gains or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments.

Leveraging Risk: Certain transactions, including when-issued, delayed-delivery, and forward commitment purchases loans of portfolio securities, mortgage dollar rolls, and the use of some derivatives, can result in leverage. Leverage involves investment exposure in an amount exceeding the initial investment. In transactions involving leverage, a relatively small market movement or change in other underlying indicator can lead to significantly larger losses to the fund. Leverage can cause increased volatility by magnifying gains or losses on underlying investments.

Investment Selection Risk: The MFS analysis of an investment can be incorrect and its selection of investments can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

23

Counterparty and Third Party Risk: Transactions involving a counterparty other than the issuer of the instrument, or a third party responsible for servicing the instrument, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction.

Liquidity Risk: Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market or in limited volume, or may not have an active trading market. As a result, it may not be possible to sell the investment at any particular time or at an acceptable price.

Frequent Trading Risk: Frequent trading increases transaction costs, which may reduce the fund’s return.

Defensive Investing Risk: When MFS invests defensively, different factors could affect the fund’s performance and the fund may not achieve its investment objective. In addition, the defensive strategy may not work as intended.

Information about investment strategies and investment types not described in the Prospectus and the risks associated with those investment strategies and investment types are described in the fund’s Statement of Additional Information (“SAI”).

Bar Chart and Performance Table

The bar chart and performance table below are intended to indicate some of the risks of investing in the fund by showing changes in the fund’s performance over time. The performance table also shows how the fund's performance over time compares with that of a broad measure of market performance and one or more other performance measures.

The chart and table provide past performance information. The fund’s past performance does not necessarily indicate how the fund will perform in the future. The returns shown do not reflect fees and expenses imposed by the separate accounts established by insurance companies in order to serve as investment vehicles for variable annuity and variable life insurance contracts, qualified pension and retirement plans, and other eligible investors. If these fees and expenses were included, they would reduce the returns shown.

Bar Chart. The bar chart shows changes over time in the annual total return of Initial Class shares for the past ten calendar years, and assumes the reinvestment of distributions.

24

The total return for the three-month period ended March 31, 2008 was (0.57)%. During the periods shown in the bar chart, the highest quarterly return was 11.55% (for the calendar quarter ended June 30, 2003) and the lowest quarterly return was (6.29)% (for the calendar quarter ended March 31, 2001).

25

Performance Table. This table shows how the average annual total returns of the fund compare to a broad measure of market performance and one or more other performance measures, and assumes the reinvestment of distributions.

Average Annual Total Returns (for the Periods Ended December 31, 2007)

	1 Year	5 Years	10 Years
MFS Global Total Return Portfolio – Initial Class Shares	8.87%	13.79%	8.98%
Benchmark Comparisons
MSCI World Index*†	9.57%	17.53%	7.45%
60% MSCI World Index/ 40% JPMorgan Global Government Bond Index Unhedged**†	10.25%	13.22%	7.29%
JPMorgan Global Government Bond Index Unhedged***†	10.81%	6.71%	6.26%

*	Morgan Stanley Capital International (MSCI) World Index is a market capitalization-weighted index that is designed to measure equity market performance in the global developed markets.

**	This index is a composite index, 60% of which is the MSCI World Index and 40% of which is the JPMorgan Global Government Bond Index Unhedged.

***	JPMorgan Global Government Bond Index Unhedged measures the performance of developed government bond markets around the world.

†	Source: FactSet Research Systems Inc.

All performance results reflect any applicable fee and expense waivers in effect during the periods shown; without these, the results would have been lower.

The fund commenced investment operations on November 7, 1994 with the offering of Initial Class shares.

26

MFS International Growth Portfolio

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.

MFS may invest a relatively high percentage of the fund’s assets in a single country, a small number of countries, or a particular geographic region.

MFS focuses on investing the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies). Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.

MFS may invest the fund’s assets in companies of any size.

MFS may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments.

MFS uses a bottom-up investment approach in buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of issuers and their potential in light of their current financial condition and industry position, and market, economic, political, and regulatory conditions. Factors considered may include analysis of earnings, cash flows, competitive position, and management ability. Quantitative analysis of these and other factors may also be considered.

MFS may engage in active and frequent trading in pursuing the fund’s principal investment strategies.

In response to market, economic, political, or other conditions, MFS may depart from the fund’s principal investment strategies by temporarily investing for defensive purposes.

Principal Investment Types

Equity Securities: Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company or other issuer. Different types of equity securities provide different voting and dividend rights and priorities in the event of bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

Derivatives: Derivatives are financial instruments whose value is based on the value of one or more indicators, such as a security, asset, currency, interest rate, credit rating, commodity, or index. Derivatives often involve a counterparty to the transaction. Derivatives include futures, forward contracts, options, structured notes, inverse floating rate instruments, swaps, caps, floors, and collars.

Principal Risks

As with any mutual fund, you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Stock Market Risk: The price of an equity security fluctuates in response to issuer, market, economic, industry, political, and regulatory developments. Prices can decrease significantly in response to these developments, and these developments can affect a single issuer, issuers within a broad market sector, industry or geographic region, or the market in general. Different parts of the market and different types of securities can react differently to these developments. For example, the stocks of growth companies can react differently from the stocks of value companies, and the stocks of large cap companies can react differently from the stocks of small cap companies. Certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on stock markets.

27

Company Risk: Changes in the financial condition of a company or other issuer, changes in specific market, economic, political, and regulatory conditions that affect a particular type of investment or issuer, and changes in general market, economic, political, and regulatory conditions can adversely affect the price of an investment. The price of securities of smaller, less well-known companies can be more volatile than the price of securities of larger companies or the market in general.

Growth Company Risk: The stocks of growth companies can be more sensitive to the company’s earnings and more volatile than the market in general.

Foreign Risk: Investments in securities of foreign issuers, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, economic, political, or regulatory conditions and developments. Political, social, and economic instability, the imposition of currency or capital controls, or the expropriation or nationalization of assets in a particular country can cause dramatic declines in that country’s economy. Less stringent regulatory, accounting, and disclosure requirements for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. Additional risks of foreign investments include trading, settlement, custodial, and other operational risks, and withholding and other taxes. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to market, economic, political, or regulatory developments than the U.S. market.

Emerging Markets Risk: Emerging markets investments can involve additional and greater risks than the risks associated with investments in developed foreign markets securities. Emerging markets typically have less economic development, market structure and depth and regulatory oversight than developed countries. Emerging markets can also be subject to greater political, social, and economic instability. These factors can make emerging market investments more volatile and less liquid than investments in developed markets.

Currency Risk: A decline in the value of a foreign currency relative to the U.S. dollar reduces the value of the foreign currency and investments denominated in that currency. In addition, the use of foreign exchange contracts to reduce foreign currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar. The value of foreign currencies relative to the U.S. dollar fluctuates in response to, among other factors, interest rate changes, intervention (or failure to intervene) by the U.S. or foreign governments, central banks, or supranational entities such as the International Monetary Fund, the imposition of currency controls, and other political or regulatory developments in the U.S. or abroad. Foreign currency values can decrease significantly both in the short term and over the long term in response to these and other developments.

Geographic Concentration Risk: Because MFS may invest a relatively large percentage of the fund’s assets in issuers located in a single country, a small number of countries, or a particular geographic region, the fund’s performance could be closely tied to the market, currency, economic, political, or regulatory conditions and developments in those countries or that region, and could be more volatile than the performance of more geographically-diversified funds.

Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s). Gains or losses from derivatives can be substantially greater than the derivatives’ original cost, and therefore, can involve leverage. Derivatives can be complex instruments and can involve analysis that differs from that required for other investment types used by the fund. If the value of a derivative does not correlate well with the particular market or other asset class the derivative is intended to provide exposure to, the derivative may not have the effect anticipated. Derivatives can also reduce the opportunity for gains or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments.

Leveraging Risk: Certain transactions, including when-issued, delayed-delivery, and forward commitment purchases, loans of portfolio securities, and the use of some derivatives, can result in leverage. Leverage involves investment exposure in an amount exceeding the initial investment. In transactions involving leverage, a relatively small market movement or change in other underlying indicator can lead to significantly larger losses to the fund. Leverage can cause increased volatility by magnifying gains or losses on underlying investments.

28

Investment Selection Risk: The MFS analysis of an investment can be incorrect and its selection of investments can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Counterparty and Third Party Risk: Transactions involving a counterparty other than the issuer of the instrument, or a third party responsible for servicing the instrument, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction.

Liquidity Risk: Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market or in limited volume, or may not have an active trading market. As a result, it may not be possible to sell the investment at any particular time or at an acceptable price.

Frequent Trading Risk: Frequent trading increases transaction costs, which may reduce the fund’s return.

Defensive Investing Risk: When MFS invests defensively, different factors could affect the fund’s performance and the fund may not achieve its investment objective. In addition, the defensive strategy may not work as intended.

Information about investment strategies and investment types not described in the Prospectus and the risks associated with those investment strategies and investment types are described in the fund’s Statement of Additional Information (“SAI”).

Bar Chart and Performance Table

The bar chart and performance table below are intended to indicate some of the risks of investing in the fund by showing changes in the fund’s performance over time. The performance table also shows how the fund's performance over time compares with that of a broad measure of market performance and one or more other performance measures.

The chart and table provide past performance information. The fund’s past performance does not necessarily indicate how the fund will perform in the future. The returns shown do not reflect fees and expenses imposed by the separate accounts established by insurance companies in order to serve as investment vehicles for variable annuity and variable life insurance contracts, qualified pension and retirement plans, and other eligible investors. If these fees and expenses were included, they would reduce the returns shown.

Bar Chart. The bar chart shows changes over time in the annual total return of Initial Class shares for the past ten calendar years, and assumes the reinvestment of distributions.

29

The total return for the three-month period ended March 31, 2008 was (7.71)%. During the periods shown in the bar chart, the highest quarterly return was 26.08% (for the calendar quarter ended December 31, 1999) and the lowest quarterly return was (17.27)% (for the calendar quarter ended September 30, 1998).

30

Performance Table. This table shows how the average annual total returns of the fund compare to a broad measure of market performance and one or more other performance measures, and assumes the reinvestment of distributions.

Average Annual Total Returns (for the Periods Ended December 31, 2007)

	1 Year	5 Years	10 Years
MFS International Growth Portfolio – Initial Class Shares	16.58%	22.73%	10.12%
Benchmark Comparisons
MSCI All Country World (ex-US) Growth Index*†	21.40%	22.71%	8.04%
MSCI EAFE (Europe, Australasia, Far East) Growth Index**†	16.84%	20.25%	6.75%

*	The MSCI (Morgan Stanley Capital International) All Country World (ex-US) Growth Index is a market capitalization-weighted index that is designed to measure equity market performance for growth securities in the global developed and emerging markets, excluding the U.S. and Canada.

**	The MSCI (Morgan Stanley Capital International) EAFE (Europe, Australasia, Far East) Growth Index is a market capitalization-weighted index that is designed to measure equity market performance for growth securities in the developed markets, excluding the U.S. and Canada.

†	Source: FactSet Research Systems Inc.

All performance results reflect any applicable fee and expense waivers in effect during the periods shown; without these, the results would have been lower.

The fund commenced investment operations on June 3, 1996 with the offering of Initial Class shares.

Prior to November 30, 1998, Foreign & Colonial Management Ltd. (“FCM”) and its subsidiary, Foreign & Colonial Emerging Markets Limited (“FCEM”), managed certain assets of the fund. MFS assumed all portfolio management responsibilities from FCM and FCEM for the fund on November 30, 1998. Performance information for periods prior to November 30, 1998 reflects this former sub-investment advisory relationship.

31

MFS International Value Portfolio

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.

MFS may invest a relatively high percentage of the fund’s assets in a single country, a small number of countries, or a particular geographic region.

MFS focuses on investing the fund's assets in the stocks of companies that it believes are undervalued compared to their perceived worth (value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures.

MFS may invest the fund’s assets in companies of any size.

MFS may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments.

MFS uses a bottom-up investment approach in buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of issuers and their potential in light of their current financial condition and industry position, and market, economic, political, and regulatory conditions. Factors considered may include analysis of earnings, cash flows, competitive position, and management ability. Quantitative analysis of these and other factors may also be considered.

MFS may engage in active and frequent trading in pursuing the fund’s principal investment strategies.

In response to market, economic, political, or other conditions, MFS may depart from the fund’s principal investment strategies by temporarily investing for defensive purposes.

Principal Investment Types

Equity Securities: Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company or other issuer. Different types of equity securities provide different voting and dividend rights and priorities in the event of bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

Derivatives: Derivatives are financial instruments whose value is based on the value of one or more indicators, such as a security, asset, currency, interest rate, credit rating, commodity, or index. Derivatives often involve a counterparty to the transaction. Derivatives include futures, forward contracts, options, structured notes, inverse floating rate instruments, swaps, caps, floors, and collars.

Principal Risks

As with any mutual fund, you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Stock Market Risk: The price of an equity security fluctuates in response to issuer, market, economic, industry, political, and regulatory developments. Prices can decrease significantly in response to these developments, and these developments can affect a single issuer, issuers within a broad market sector, industry or geographic region, or the market in general. Different parts of the market and different types of securities can react differently to these developments. For example, the stocks of growth companies can react differently from the stocks of value companies, and the stocks of large cap companies can react differently from the stocks of small cap companies. Certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on stock markets.

32

Company Risk: Changes in the financial condition of a company or other issuer, changes in specific market, economic, political, and regulatory conditions that affect a particular type of investment or issuer, and changes in general market, economic, political, and regulatory conditions can adversely affect the price of an investment. The price of securities of smaller, less well-known companies can be more volatile than the price of securities of larger companies or the market in general.

Value Company Risk: The stocks of value companies can continue to be undervalued for long periods of time and not realize their expected value.

Foreign Risk: Investments in securities of foreign issuers, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, economic, political, or regulatory conditions and developments. Political, social, and economic instability, the imposition of currency or capital controls, or the expropriation or nationalization of assets in a particular country can cause dramatic declines in that country’s economy. Less stringent regulatory, accounting, and disclosure requirements for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. Additional risks of foreign investments include trading, settlement, custodial, and other operational risks, and withholding and other taxes. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to market, economic, political, or regulatory developments than the U.S. market.

Emerging Markets Risk: Emerging markets investments can involve additional and greater risks than the risks associated with investments in developed foreign markets securities. Emerging markets typically have less economic development, market structure and depth and regulatory oversight than developed countries. Emerging markets can also be subject to greater political, social, and economic instability. These factors can make emerging market investments more volatile and less liquid than investments in developed markets.

Currency Risk: A decline in the value of a foreign currency relative to the U.S. dollar reduces the value of the foreign currency and investments denominated in that currency. In addition, the use of foreign exchange contracts to reduce foreign currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar. The value of foreign currencies relative to the U.S. dollar fluctuates in response to, among other factors, interest rate changes, intervention (or failure to intervene) by the U.S. or foreign governments, central banks, or supranational entities such as the International Monetary Fund, the imposition of currency controls, and other political or regulatory developments in the U.S. or abroad. Foreign currency values can decrease significantly both in the short term and over the long term in response to these and other developments.

Geographic Concentration Risk: Because MFS may invest a relatively large percentage of the fund’s assets in issuers located in a single country, a small number of countries, or a particular geographic region, the fund’s performance could be closely tied to the market, currency, economic, political, or regulatory conditions and developments in those countries or that region, and could be more volatile than the performance of more geographically-diversified funds.

Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s). Gains or losses from derivatives can be substantially greater than the derivatives’ original cost, and therefore, can involve leverage. Derivatives can be complex instruments and can involve analysis that differs from that required for other investment types used by the fund. If the value of a derivative does not correlate well with the particular market or other asset class the derivative is intended to provide exposure to, the derivative may not have the effect anticipated. Derivatives can also reduce the opportunity for gains or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments.

Leveraging Risk: Certain transactions, including when-issued, delayed-delivery, and forward commitment purchases, loans of portfolio securities, and the use of some derivatives, can result in leverage. Leverage involves investment exposure in an amount exceeding the initial investment. In transactions involving leverage, a relatively small market movement or change in other underlying indicator can lead to significantly larger losses to the fund. Leverage can cause increased volatility by magnifying gains or losses on underlying investments.

33

Investment Selection Risk: The MFS analysis of an investment can be incorrect and its selection of investments can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Counterparty and Third Party Risk: Transactions involving a counterparty other than the issuer of the instrument, or a third party responsible for servicing the instrument, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction.

Liquidity Risk: Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market or in limited volume, or may not have an active trading market. As a result, it may not be possible to sell the investment at any particular time or at an acceptable price.

Frequent Trading Risk: Frequent trading increases transaction costs, which may reduce the fund’s return.

Defensive Investing Risk: When MFS invests defensively, different factors could affect the fund’s performance and the fund may not achieve its investment objective. In addition, the defensive strategy may not work as intended.

Information about investment strategies and investment types not described in the Prospectus and the risks associated with those investment strategies and investment types are described in the fund’s Statement of Additional Information (“SAI”).

Bar Chart and Performance Table

The bar chart and performance table below are intended to indicate some of the risks of investing in the fund by showing changes in the fund’s performance over time. The performance table also shows how the fund’s performance over time compares with that of a broad measure of market performance and one or more other performance measures.

The chart and table provide past performance information. The fund’s past performance does not necessarily indicate how the fund will perform in the future. The returns shown do not reflect fees and expenses imposed by the separate accounts established by insurance companies in order to serve as investment vehicles for variable annuity and variable life insurance contracts, qualified pension and retirement plans, and other eligible investors. If these fees and expenses were included, they would reduce the returns shown.

Bar Chart. The bar chart shows changes over time in the annual total return of Initial Class shares for the past ten calendar years, and assumes the reinvestment of distributions.

34

The total return for the three-month period ended March 31, 2008 was (4.60)%. During the periods shown in the bar chart, the highest quarterly return was 16.95% (for the calendar quarter ended December 31, 1999) and the lowest quarterly return was (14.72)% (for the calendar quarter ended September 30, 2002).

35

Performance Table. This table shows how the average annual total returns of the fund compare to a broad measure of market performance and one or more other performance measures, and assumes the reinvestment of distributions.

Average Annual Total Returns (for the Periods Ended December 31, 2007)

	1 Year	5 Years	10 Years
MFS International Value Portfolio – Initial Class Shares	7.35%	22.28%	11.84%
Benchmark Comparisons
MSCI EAFE (Europe, Australasia, Far East) Value Index*†	6.49%	23.82%	11.12%
MSCI EAFE (Europe, Australasia, Far East) Index**†	11.63%	22.08%	9.04%

*	The MSCI (Morgan Stanley Capital International) EAFE (Europe, Australasia, Far East) Value Index is a market capitalization-weighted index that is designed to measure equity market performance for value securities in the developed markets, excluding the U.S. and Canada.

**	The MSCI (Morgan Stanley Capital International) EAFE (Europe, Australasia, Far East) Index is a market capitalization weighted index that is designed to measure equity market performance in the developed markets, excluding the U.S. and Canada.

†	Source: FactSet Research Systems Inc.

All performance results reflect any applicable fee and expense waivers in effect during the periods shown; without these, the results would have been lower.

The fund commenced investment operations on October 2, 1995 with the offering of Initial Class shares.

Prior to September 8, 1997, Foreign & Colonial Management Ltd. (“FCM”) and its subsidiary, Foreign & Colonial Emerging Markets Limited (“FCEM”), managed certain assets of the fund. MFS assumed all portfolio management responsibilities from FCM and FCEM for the fund on September 8, 1997. Performance information for periods prior to September 8, 1997 reflects this former sub-investment advisory relationship.

36

MFS Research International Portfolio

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.

MFS may invest a relatively high percentage of the fund’s assets in a single country, a small number of countries, or a particular geographic region.

In selecting investments for the fund, MFS is not constrained to any particular investment style. MFS may invest the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

MFS may invest the fund’s assets in companies of any size.

MFS may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments.

A team of investment research analysts selects investments for the fund. MFS allocates the fund’s assets to analysts by broad market sectors.

MFS uses a bottom-up investment approach in buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of issuers and their potential in light of their current financial condition and industry position, and market, economic, political, and regulatory conditions. Factors considered may include analysis of earnings, cash flows, competitive position, and management ability. Quantitative analysis of these and other factors may also be considered.

MFS may engage in active and frequent trading in pursuing the fund’s principal investment strategies.

In response to market, economic, political, or other conditions, MFS may depart from the fund’s principal investment strategies by temporarily investing for defensive purposes.

Principal Investment Types

Equity Securities: Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company or other issuer. Different types of equity securities provide different voting and dividend rights and priorities in the event of bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

Derivatives: Derivatives are financial instruments whose value is based on the value of one or more indicators, such as a security, asset, currency, interest rate, credit rating, commodity, or index. Derivatives often involve a counterparty to the transaction. Derivatives include futures, forward contracts, options, structured notes, inverse floating rate instruments, swaps, caps, floors, and collars.

Principal Risks

As with any mutual fund, you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Stock Market Risk: The price of an equity security fluctuates in response to issuer, market, economic, industry, political, and regulatory developments. Prices can decrease significantly in response to these developments, and

37

these developments can affect a single issuer, issuers within a broad market sector, industry or geographic region, or the market in general. Different parts of the market and different types of securities can react differently to these developments. For example, the stocks of growth companies can react differently from the stocks of value companies, and the stocks of large cap companies can react differently from the stocks of small cap companies. Certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on stock markets.

Company Risk: Changes in the financial condition of a company or other issuer, changes in specific market, economic, political, and regulatory conditions that affect a particular type of investment or issuer, and changes in general market, economic, political, and regulatory conditions can adversely affect the price of an investment. The price of securities of smaller, less well-known companies can be more volatile than the price of securities of larger companies or the market in general.

Foreign Risk: Investments in securities of foreign issuers, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, economic, political, or regulatory conditions and developments. Political, social, and economic instability, the imposition of currency or capital controls, or the expropriation or nationalization of assets in a particular country can cause dramatic declines in that country’s economy. Less stringent regulatory, accounting, and disclosure requirements for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. Additional risks of foreign investments include trading, settlement, custodial, and other operational risks, and withholding and other taxes. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to market, economic, political, or regulatory developments than the U.S. market.

Emerging Markets Risk: Emerging markets investments can involve additional and greater risks than the risks associated with investments in developed foreign markets securities. Emerging markets typically have less economic development, market structure and depth and regulatory oversight than developed countries. Emerging markets can also be subject to greater political, social, and economic instability. These factors can make emerging market investments more volatile and less liquid than investments in developed markets.

Currency Risk: A decline in the value of a foreign currency relative to the U.S. dollar reduces the value of the foreign currency and investments denominated in that currency. In addition, the use of foreign exchange contracts to reduce foreign currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar. The value of foreign currencies relative to the U.S. dollar fluctuates in response to, among other factors, interest rate changes, intervention (or failure to intervene) by the U.S. or foreign governments, central banks, or supranational entities such as the International Monetary Fund, the imposition of currency controls, and other political or regulatory developments in the U.S. or abroad. Foreign currency values can decrease significantly both in the short term and over the long term in response to these and other developments.

Geographic Concentration Risk: Because MFS may invest a relatively large percentage of the fund’s assets in issuers located in a single country, a small number of countries, or a particular geographic region, the fund’s performance could be closely tied to the market, currency, economic, political, or regulatory conditions and developments in those countries or that region, and could be more volatile than the performance of more geographically-diversified funds.

Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s). Gains or losses from derivatives can be substantially greater than the derivatives’ original cost, and therefore, can involve leverage. Derivatives can be complex instruments and can involve analysis that differs from that required for other investment types used by the fund. If the value of a derivative does not correlate well with the particular market or other asset class the derivative is intended to provide exposure to, the derivative may not have the effect anticipated. Derivatives can also reduce the opportunity for gains or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments.

Leveraging Risk: Certain transactions, including when-issued, delayed-delivery, and forward commitment purchases, loans of portfolio securities, and the use of some derivatives, can result in leverage. Leverage involves investment exposure in an amount exceeding the initial investment. In transactions involving leverage, a relatively

38

small market movement or change in other underlying indicator can lead to significantly larger losses to the fund. Leverage can cause increased volatility by magnifying gains or losses on underlying investments.

Investment Selection Risk: The MFS analysis of an investment can be incorrect and its selection of investments can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Counterparty and Third Party Risk: Transactions involving a counterparty other than the issuer of the instrument, or a third party responsible for servicing the instrument, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction.

Liquidity Risk: Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market or in limited volume, or may not have an active trading market. As a result, it may not be possible to sell the investment at any particular time or at an acceptable price.

Frequent Trading Risk: Frequent trading increases transaction costs, which may reduce the fund’s return.

Defensive Investing Risk: When MFS invests defensively, different factors could affect the fund’s performance and the fund may not achieve its investment objective. In addition, the defensive strategy may not work as intended.

Information about investment strategies and investment types not described in the Prospectus and the risks associated with those investment strategies and investment types are described in the fund’s Statement of Additional Information (“SAI”).

Bar Chart and Performance Table

The bar chart and performance table below are intended to indicate some of the risks of investing in the fund by showing changes in the fund’s performance over time. The performance table also shows how the fund's performance over time compares with that of a broad measure of market performance and one or more other performance measures.

The chart and table provide past performance information. The fund’s past performance does not necessarily indicate how the fund will perform in the future. The returns shown do not reflect fees and expenses imposed by the separate accounts established by insurance companies in order to serve as investment vehicles for variable annuity and variable life insurance contracts, qualified pension and retirement plans, and other eligible investors. If these fees and expenses were included, they would reduce the returns shown.

Bar Chart. The bar chart will show changes over time in the annual total return of Initial Class shares for the past ten calendar years, and assumes the reinvestment of distributions.

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The total return for the three-month period ended March 31, 2008 was (8.33)%. During the periods shown in the bar chart, the highest quarterly return was 33.00% (for the calendar quarter ended December 31, 1999) and the lowest quarterly return was (14.51)% (for the calendar quarter ended September 30, 2002).

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Performance Table. This table shows how the average annual total returns of the fund compare to a broad measure of market performance and one or more other performance measures, and assumes the reinvestment of distributions.

Average Annual Total Returns (for the Periods Ended December 31, 2007)

	1 Year	5 Years	Life#
MFS Research International Portfolio – Initial Class Shares	13.15%	22.22%	10.70%
Benchmark Comparisons
MSCI EAFE (Europe, Australasia, Far East) Index *†	11.63%	22.08%	7.72%
MSCI All Country World (ex-US) Index **†	17.12%	24.52%	8.93%

#	Life refers to the period from the commencement of the fund’s investment operations, May 6, 1998, through December 31, 2007. Index information is from May 1, 1998.

*	The MSCI (Morgan Stanley Capital International) EAFE (Europe, Australasia, Far East) Index is a market capitalization-weighted index that is designed to measure equity market performance in the developed markets, excluding the U.S. and Canada.

**	The MSCI (Morgan Stanley Capital International) All Country World (ex-US) Index is a market capitalization-weighted index that is designed to measure equity market performance in the developed and emerging markets, excluding the U.S.

†	Source: FactSet Research Systems Inc.

All performance results reflect any applicable fee and expense waivers in effect during the periods shown; without these, the results would have been lower.

The fund commenced investment operations on May 6, 1998 with the offering of Initial Class shares.

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EXPENSE SUMMARY

Expense Table

This table describes the fees and expenses that you may pay when you hold shares of the fund. These expenses do not reflect the fees and expenses imposed by the separate accounts established by insurance companies in order to serve as investment vehicles for variable annuity and variable life insurance contracts, qualified pension and retirement plans, and other eligible investors, through which an investment in the fund is made. If these fees and expenses had been included, your expenses would be higher. The annual fund operating expenses are based on expenses incurred during the fund's most recently completed fiscal year adjusted to reflect annualized expenses and certain current fee arrangements. The fund’s annual operating expenses may vary in future years.

Annual Fund Operating Expenses (expenses that are deducted from fund assets):

Initial Class	MFS Blended Research Core Equity Portfolio (formerly, Massachusetts Investors Trust Series)	MFS Blended Research Growth Portfolio	MFS Blended Research Value Portfolio
Management Fee	0.55%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees	N/A	N/A	N/A
Other Expenses(1)	0.08%	10.16%	10.22%
Total Annual Fund Operating Expenses(1)	0.63%	10.76%	10.82%
Fee Reductions(2)	(0.03)%	(10.16)%	(10.22)%
Net Expenses(1)	0.60%	0.60%	0.60%

Initial Class	MFS Emerging Markets Equity Portfolio	MFS Global Growth Portfolio	MFS Global Total Return Portfolio
Management Fee	1.05%	0.90%	0.75%
Distribution and/or Service (12b-1) Fees	N/A	N/A	N/A
Other Expenses(1)	0.52%	0.21%	0.22%
Total Annual Fund Operating Expenses(1)	1.57%	1.11%	0.97	%(2)

Initial Class	MFS International Growth Portfolio	MFS International Value Portfolio	MFS Research International Portfolio
Management Fee	0.90%	0.90%	0.90%
Distribution and/or Service (12b-1) Fees	N/A	N/A	N/A
Other Expenses(1)	0.23%	0.17%	0.18%
Total Annual Fund Operating Expenses(1)	1.13%	1.07%	1.08	%(2)

(1)	The fund has entered into an expense offset arrangement that reduces the fund’s custodian fee based upon the amount of cash maintained by the fund with its custodian. Such fee reduction is not reflected in the table. Had this fee reduction been taken into account, “Total Annual Fund Operating Expenses” (and “Net Expenses,” if applicable), would be lower.

(2)	MFS has agreed in writing to bear MFS Global Total Return Portfolio’s expenses such that “Total Annual Fund Operating Expenses,” determined without giving effect to the expense offset arrangement described above, does not exceed 0.90% for Initial Class shares. This fee reduction is not reflected in the table above. This written agreement excludes interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, and will continue until at least August 31, 2008.

MFS has also agreed in writing to bear MFS Blended Research Core Equity Portfolio’s, MFS Blended Research Growth Portfolio’s, and MFS Blended Research Value Portfolio’s expenses such that “Total Annual Operating Expenses,” (and “Net Expenses,” if applicable) determined without giving effect to the expense offset arrangement described above, do not exceed 0.60% for Initial Class shares. These written agreements exclude interest, taxes, extraordinary expenses, brokerage and transactions, and investment-related expenses, and will continue until at least April 30, 2010 for MFS Blended Research Core Equity Portfolio and until at least April 30, 2009 for MFS Blended Research Growth Portfolio and MFS Blended Research Value Portfolio.

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Example of Expenses

These examples are intended to help you compare the cost of investing in each fund with the cost of investing in other mutual funds. These examples do not reflect the fees and expenses imposed by the investment vehicle through which an investment in the fund is made. If these fees and expenses were included, your expenses would be higher.

The examples assume that:

•	You invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated);

•	Your investment has a 5% return each year and dividends and other distributions are reinvested; and

•

The fund’s operating expenses remain the same, except that the fund’s total operating expenses are assumed to be the fund’s “Net Expenses” for the period during which any written fee reductions are in effect (see “Expense Summary - Expense Table” above).

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Fund	1 Year	3 Years	5 Years	10 Years
MFS Blended Research Core Equity Portfolio (formerly Massachusetts Investors Trust Series)
Initial Class	$61	$196	$345	$780
MFS Blended Research Growth Portfolio*
Initial Class	$61	$2,180	N/A	N/A
MFS Blended Research Value Portfolio*
Initial Class	$61	$2,191	N/A	N/A
MFS Emerging Markets Equity Portfolio
Initial Class	$160	$496	$855	$1,867
MFS Global Growth Portfolio
Initial Class	$113	$353	$612	$1,352
MFS Global Total Return Portfolio
Initial Class	$99	$309	$536	$1,190
MFS International Growth Portfolio
Initial Class	$115	$359	$622	$1,375
MFS International Value Portfolio
Initial Class	$109	$340	$590	$1,306
MFS Research International Portfolio
Initial Class	$110	$343	$595	$1,317

*	The fund commenced investment operations on December 18, 2007.

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MANAGEMENT OF THE FUND

Investment Adviser

Massachusetts Financial Services Company (‘‘MFS’’), located at 500 Boylston Street, Boston, Massachusetts, serves as the investment adviser for each fund. Subject to the supervision of the fund’s Board of Trustees, MFS is responsible for managing each fund’s investments, executing transactions and providing related administrative services and facilities under an Investment Advisory Agreement between each fund and MFS.

For the fiscal year ended December 31, 2007, each fund paid MFS an effective management fee equal to the percentage of the fund’s average daily net assets as set forth below. The management fee set forth in each fund’s Investment Advisory Agreement is the percentage annually of the funds’ average daily net assets as set forth below.

Fund	Effective Management Fee	Management Fee As Set Forth in the Investment Advisory Agreement
MFS Blended Research Core Equity Portfolio (formerly, Massachusetts Investors Trust Series)	0.55%	0.55%
MFS Blended Research Growth Portfolio MFS Blended Research Value Portfolio	0.60%	0.60%
MFS Emerging Markets Equity Portfolio	1.05%	1.05% of first $500 million; 1.00% in excess of $500 million
MFS Global Growth Portfolio	0.90%	0.90% of first $1 billion; 0.75% in excess of $1 billion up to $2 billion; 0.65% in excess of $2 billion
MFS Global Total Return Portfolio	0.75%	0.75% of first $300 million; 0.675% in excess of $300 million
MFS International Growth Portfolio MFS International Value Portfolio MFS Research International Portfolio	0.90%	0.90% of first $1 billion; 0.80% in excess of $1 billion up to $2 billion; 0.70% in excess of $2 billion

In addition, MFS has agreed in writing to bear each of the following funds’ expenses such that “Total Annual Fund Operating Expenses” do not exceed the following percentages annually of the average daily net assets of the fund’s Initial Class as set forth below:

Fund	Initial Class	Effective Until
MFS Blended Research Core Equity Portfolio	0.60%	4/30/2010
MFS Blended Research Growth Portfolio	0.60%	4/30/2009
MFS Blended Research Value Portfolio	0.60%	4/30/2009
MFS Global Total Return Portfolio	0.90%	8/31/2008
MFS Research International Portfolio	1.10%	8/31/2008

These written agreements exclude interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment - related expenses, and will continue until at least the effective date referenced above.

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MFS has also agreed in writing to assume and bear MFS Blended Research Core Equity Portfolio’s “Total Annual Operating Expenses” which exceed 1.25% annually of the fund’s average daily net assets. This expense limitation excludes interest, taxes, brokerage commissions and extraordinary expenses, and will continue until modified by the fund’s shareholders.

A discussion regarding the basis for the Board of Trustees’ approval of the Investment Advisory Agreement is available in each fund’s most recent annual report for the one year period that ends December 31 and for the period that ends December 31 for the MFS Blended Research Growth Portfolio and the MFS Blended Research Value Portfolio.

MFS is America’s oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $200 billion as of December 31, 2007.

Since December 2003, MFS, MFS Fund Distributors, Inc., MFS Service Center, Inc., MFS Corporation Retirement Committee, Sun Life Financial Inc., various MFS funds, certain current and/or former Trustees of the MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The various lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, and inadequately disclosed MFS’ internal policies concerning market timing and such matters, (ii) received excessive compensation as fiduciaries with respect to the MFS funds, or (iii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of MFS fund shares and inadequately disclosed MFS’ use of fund assets in this manner. The lawsuits assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940, and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974 (ERISA), as well as fiduciary duties and other violations of common law. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held, or redeemed shares of the MFS funds during specified periods, as ERISA actions by participants in certain retirement plan accounts on behalf of those accounts, or as derivative actions on behalf of the MFS funds.

The lawsuits relating to market timing and related matters have been transferred to, and consolidated before, the United States District Court for the District of Maryland, as part of a multi-district litigation of market timing and related claims involving several other fund complexes (In re Mutual Funds Investment Litigation (Alger, Columbia, Janus, MFS, One Group, Putnam, Allianz Dresdner), No. 1:04-md-15863 (transfer began March 19, 2004)). The market timing cases related to the MFS funds include Riggs v. MFS et al., Case No. 04-CV-01162-JFM (direct), Hammerslough v. MFS et al., Case No. 04-MD-01620 (derivative), Anita Walker v. MFS et al., Case No. 1:04-CV-01758 (ERISA), and Reaves v. MFS Series Trust I, et al., Case No. 1:05-CV-02220-JFM (Class B Shares). The plaintiffs in these consolidated lawsuits generally seek injunctive relief including removal of the named Trustees, adviser and distributor, rescission of contracts and 12b-1 Plans, disgorgement of fees and profits, monetary damages, punitive damages, attorney’s fees and costs and other equitable and declaratory relief. One lawsuit alleging improper brokerage allocation practices and excessive compensation is pending in the United States District Court for the District of Massachusetts (Forsythe v. Sun Life Financial Inc., et al., No. 04cv10584 (GAO) (a consolidated action, first filed on March 25, 2004). The plaintiffs in this lawsuit are generally seeking compensatory damages, punitive damages, recovery of fees, rescission of contracts, an accounting, restitution, equitable and/or injunctive relief and attorney’s fees and costs. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the MFS funds. Several claims of the various lawsuits have been dismissed; MFS and the other named defendants continue to defend the various lawsuits.

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Disclosure of Portfolio Holdings. The MFS funds have established a policy with respect to the disclosure of fund portfolio holdings. A description of this policy is provided in the SAI. In addition, the following information is generally available to you on the MFS Web site (mfs.com) by clicking “Products and Performance,” then “Variable Insurance Portfolios,” then “VIT II,” and then on a fund name:

Information	Approximate Date of Posting to Web Site
Fund’s top 10 securities holdings as of each month’s end	14 days after month end
Fund’s full securities holdings as of each month’s end	24 days after month end

If a fund has substantial investments in both equity and debt instruments (e.g., MFS Global Total Return Portfolio), the fund’s top 10 equity holdings and top 10 debt holdings will be made available.

Note that the fund or MFS may suspend the posting of this information or modify the elements of this web posting policy without notice to shareholders. Once posted, the above information will remain available on the Web site until at least the date on which the fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the Web site information is current.

Portfolio Manager(s)

Information regarding the portfolio manager(s) of each fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of fund shares, and possible conflicts of interest, is available in the fund’s SAI. Each portfolio manager is primarily responsible for the day-to-day management of the fund unless otherwise specified.

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Fund	Portfolio Manager	Primary Role	Since	Title and Five Year History
MFS Blended Research Core Equity Portfolio (formerly, Massachusetts Investors Trust Series)	Matthew Krummell	Equity Securities Portfolio Manager	2007	Investment Officer of MFS; employed in the investment area of MFS since 2001.
MFS Blended Research Growth Portfolio	Eric Weigel	Equity Securities Portfolio Manager	Inception	Investment Officer of MFS; employed in the investment area of MFS since 2007. Founder and Portfolio Manager for Long Point Partners, LLC from 2005 to 2007. Chief Investment Officer for Milestone International from 2004 to 2005. Various roles including Portfolio Manager at Pioneer Investments prior to 2004.
MFS Blended Research Value Portfolio	Jonathan W. Sage	Equity Securities Portfolio Manager	Inception	Investment Officer of MFS; employed in the investment area of MFS since 2000.
MFS Emerging Markets Equity Portfolio	Nicholas Smithie	Portfolio Manager	2002	Investment Officer of MFS; employed in the investment area of MFS since 1998.
MFS Global Growth Portfolio	Barry P. Dargan Nicholas Smithie	Portfolio Manager Portfolio Manager	2003 2002	Investment Officer of MFS; employed in the investment area of MFS since 1996. Investment Officer of MFS; employed in the investment area of MFS since 1998.
MFS Global Total Return Portfolio	Nevin P. Chitkara Steven R. Gorham Matthew W. Ryan Erik S. Weisman Barnaby Wiener	Equity Securities Portfolio Manager Equity Securities Portfolio Manager Debt Securities Portfolio Manager Debt Securities Portfolio Manager Equity Securities Portfolio Manager	2006 2000 2002 2005 2003

Investment Officer of MFS; employed in the investment area of MFS since 1997.

Investment Officer of MFS; employed in the investment area of MFS since 1992.

Investment Officer of MFS; employed in the investment area of MFS since 1997.

Investment Officer of MFS; employed in the investment area of MFS since 2002.

Investment Officer of MFS; employed in the investment area of MFS since 1998.

MFS International Growth Portfolio	Barry P. Dargan	Portfolio Manager	2001	Investment Officer of MFS; employed in the investment area of MFS since 1996.
MFS International Value Portfolio	Barnaby Wiener	Portfolio Manager	2003	Investment Officer of MFS; employed in the investment area of MFS since 1996.
MFS Research International Portfolio	Jose Luis Garcia Thomas Melendez	Portfolio Manager, General Oversight of a Team of Analysts Portfolio Manager, General Oversight of a Team of Analysts	2005 2005	Investment Officer of MFS; employed in the investment area of MFS since 2002. Investment Officer of MFS; employed in the investment area of MFS since 2002.

Administrator

MFS provides each fund with certain financial, legal, and other administrative services under a Master Administrative Services Agreement between each fund and MFS. Under the Agreement, MFS is paid an annual fee for providing these services.

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Distributor

MFS Fund Distributors, Inc. (referred to as MFD), a wholly owned subsidiary of MFS, is the distributor of shares of each fund.

Shareholder Servicing Agent

MFS Service Center, Inc. (‘‘MFSC’’), a wholly owned subsidiary of MFS, provides dividend and distribution disbursing and transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of each fund under a Shareholder Servicing Agent Agreement. MFSC receives a fee based on the costs it incurs in providing these services and a target profit margin. In addition, MFSC is reimbursed for out-of-pocket expenses.

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DESCRIPTION OF SHARE CLASSES

Each fund offers Initial Class and Service Class shares. Initial Class shares are offered through this prospectus. If you would like to receive a copy of the prospectus for Service Class shares, please call MFSC.

Each fund offers Initial Class shares to separate accounts established by insurance companies to serve as investment vehicles for variable annuity and variable life insurance contracts, to qualified pension and retirement plans, and to any other person or plan permitted to hold shares of the trust pursuant to applicable Treasury Regulations without impairing the ability of insurance companies to satisfy the diversification requirements of Section 817(h) of the Internal Revenue Code (the “Code”).

Financial Intermediary Compensation

Insurance companies, plan sponsors, and other eligible investors to whom shares of the funds are offered (collectively, together with their affiliates, “Financial Intermediaries”) receive various forms of compensation in connection with the sale of shares of the funds and/or the servicing of accounts. Financial Intermediaries may receive such compensation in the form of payments paid by MFD and/or one or more of its affiliates (for purposes of this section only, collectively, “MFD”) from MFD’s own additional resources.

The types of payments described above are not exclusive and such payments can be significant to the Financial Intermediary. In addition, the compensation that Financial Intermediaries receive may vary by class of shares sold and among Financial Intermediaries. Depending upon the arrangements in place at any particular time, Financial Intermediaries may have a financial incentive to recommend a particular fund or share class.

In addition, Financial Intermediaries may receive payments from MFD from MFD’s own additional resources as incentives to market the MFS funds, to cooperate with MFD’s promotional efforts and/or in recognition of their marketing, administrative services and/or processing support. This compensation from MFD is not reflected in the fees and expenses listed in the fee table section of the fund’s prospectus. MFD compensates Financial Intermediaries based on criteria established by MFD from time to time that consider, among other factors, the level and/or type of marketing and administrative support provided by the Financial Intermediary, the level of assets attributable to and/or sales by the Financial Intermediary, and the quality of the overall relationship with the Financial Intermediary.

You can find further details in the SAI about the payments made by MFD and the services provided by Financial Intermediaries. Financial Intermediaries may charge you additional fees and/or commissions other than those disclosed in this prospectus. You can ask your Financial Intermediary for information about any payments it receives from MFD and any services it provides, as well as about any fees and/or commissions it charges. Financial Intermediaries that market the funds may also act as, or be affiliated with, a broker/dealer in connection with a fund’s purchase or sale of portfolio securities. However, the funds and MFS do not consider Financial Intermediaries’ purchases of shares of the fund as a factor when choosing brokers/dealers to effect portfolio transactions for the fund.

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HOW TO PURCHASE, REDEEM, AND EXCHANGE SHARES

All purchases, redemptions, and exchanges of shares are made through insurance company separate accounts, qualified retirement and pension plans, and other eligible investors that are the record owner of the shares. Contract holders, plan beneficiaries, and other investors seeking to purchase, redeem, or exchange interests in the fund’s shares should consult with the insurance company, plan sponsor or other eligible investor through which their investment in the fund is made.

Insurance companies, plan sponsors, and other eligible investors are the designees of the trust for receipt of purchase, exchange, and redemption orders from contract holders and plan beneficiaries. An order submitted to the fund’s designee by the valuation time will receive the net asset value next calculated, provided that the trust receives notice of the order generally by 11:00 a.m., Eastern time, on the next day on which the New York Stock Exchange is open for trading.

The fund may reject for any reason any purchase orders.

How to Exchange Shares

An exchange involves the redemption of shares of one fund and the purchase of shares of another fund. You can exchange shares of your fund for shares of the same class of another fund at net asset value if shares of that fund are available for purchase by the insurance company separate account, plan, or other eligible investor through which your investment in the fund is made. See the prospectus or other materials for the investment vehicle through which your investment in the fund is made for a further discussion of the exchange privilege. You should read the prospectus of the fund into which you are exchanging and consider the differences in objectives, policies, and risks before making any exchange.

Other Considerations

Frequent Trading

•

Right To Reject Or Restrict Purchase and Exchange Orders. The Board of Trustees of the MFS funds has adopted the purchase and exchange limitation policies described below, which it believes are reasonably designed to discourage frequent fund share transactions. MFSC seeks to monitor and enforce these policies, subject to oversight by the Board of Trustees, pursuant to procedures approved by the Board of Trustees. The MFS funds may alter their policies at any time without notice to shareholders.

•

Purchase And Exchange Limitation Policies. The MFS funds reserve the right to restrict or reject, without any prior notice, any purchase or exchange order, including transactions believed to represent frequent trading activity. For example, MFSC may in its discretion restrict or reject a purchase or exchange order even if the transaction is not subject to specific exchange or other limitations described in this prospectus if MFSC determines that accepting the order could interfere with the efficient management of a fund's portfolio, increase costs to the fund, dilute the value of an investment in the fund to long-term shareholders, or otherwise not be in the fund's best interests. In the event that MFSC rejects an exchange request, neither the redemption nor the purchase side of the exchange will be processed. Each MFS fund reserves the right to delay for one business day the processing of exchange requests in the event that, in MFSC’s judgment, such delay would be in that fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the funds’ net asset values at the conclusion of the delay period.

The MFS funds may rely upon the insurance company, plan or eligible investor’s policy to restrict frequent trading and its monitoring of such policy in lieu of the MFS fund’s policy if MFSC believes that such policy is reasonably designed to identify and curtail trading activity that is not in the best interests of the fund. The insurance company, plan, or other eligible investor through which your investment in a fund is made may impose transfer limitations and other limitations designed to curtail frequent trading which may be more or less restrictive than the MFS fund’s policy. In addition, the terms of a particular insurance company, plan, or other eligible investment vehicle may also limit the ability of the insurance company, plan, or other eligible investor to address frequent trading. Please refer to your insurance company contract, plan, or other material for the investment vehicle through which your investment in a fund is made for details.

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•

Limitations On The Ability To Detect And Curtail Frequent Trading Practices. Shareholders seeking to engage in frequent trading practices may deploy a variety of strategies to avoid detection, and, despite the efforts of MFSC to prevent frequent trading, there is no assurance that MFSC will be able to identify such shareholders or curtail their trading practices. The ability of MFSC to detect and curtail frequent trading practices may also be limited by operational systems and technological limitations.

The MFS funds receive purchase, exchange, and redemption orders through insurance company and retirement plans which maintain omnibus accounts with the funds. Omnibus account arrangements are common forms of holding shares of a fund, particularly among certain insurance companies offering variable insurance products and retirement plans. MFSC is generally not able to identify frequent trading by a particular underlying shareholder within an omnibus account, which makes it difficult or impossible to determine if a particular underlying shareholder is engaged in frequent trading. However, MFSC reviews trading activity at the omnibus level to detect suspicious trading activity. If MFSC detects suspicious trading activity at the omnibus level it will contact the financial intermediary to request underlying shareholder level activity to determine whether there is underlying shareholder level frequent trading. In certain instances, a financial intermediary may be unwilling or unable to provide MFSC with information about underlying shareholder level activity.

If frequent trading is identified, MFSC will take appropriate action. MFSC’s ability to monitor and deter frequent trading in omnibus accounts at the underlying shareholder level is dependent upon the capability and cooperation of the financial intermediary. Accordingly, depending upon the composition of a fund’s shareholder accounts and the level of cooperation provided by the financial intermediary, and in light of efforts made by certain shareholders to evade these policies, MFSC may not be in a position to monitor and deter frequent trading with respect to a significant percentage of a fund’s shareholders.

•

Frequent Trading Risks. To the extent that the MFS funds or their agents are unable to curtail excessive trading practices in a fund, these practices may interfere with the efficient management of the fund’s portfolio, may result in increased transaction and administrative costs, and may adversely impact the fund’s performance.

In addition, to the extent that the fund invests in foreign securities, the interests of long-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to exploit changes in the value of the fund’s investments that result from events occurring after the close of the foreign markets on which the investments trade, but prior to the time the fund determines its net asset value. The fund’s use of fair valuation can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that the fund’s fair valuation policies and procedures will prevent dilution of the fund’s net asset value by short-term traders.

To the extent that the fund invests in securities that trade infrequently or are difficult to value, such as the securities of smaller companies, high yield debt instruments, and floating rate loans, the interests of long-term shareholders may be diluted as a result of price arbitrage, a short-term trading strategy that seeks to exploit perceived pricing inefficiencies in the fund’s investments. Such short-term trading strategies may interfere with efficient management of the fund’s portfolio to a greater degree than funds that invest in more frequently traded or liquid securities, in part because the fund may have difficulty selling these portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of fund shares held by other shareholders.

Reservation of Other Rights. In addition to the rights expressly stated elsewhere in this prospectus, MFSC reserves the right to: 1) alter, add, or discontinue any conditions of purchase, service, or privilege at any time without notice; and 2) freeze any account or suspend account services when MFSC has received reasonable notice (written or otherwise) of a dispute between registered or beneficial account owners or when MFSC believes a fraudulent transaction may occur or has occurred.

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Anti-Money Laundering Restrictions. Federal law requires each fund to implement policies and procedures reasonably designed to prevent, detect and report money laundering and other illegal activity. Each fund, consistent with applicable federal law, may redeem your shares and close your account; suspend, restrict or cancel purchase and redemption orders; process redemption requests and withhold your proceeds; and take other action if it is unable to verify your identity within a reasonable time or conduct required due diligence on your account or as otherwise permitted by its anti-money laundering policies and procedures.

Potential Conflicts. Shares of each fund are offered to the separate accounts of insurance companies that may be affiliated or unaffiliated with MFS and each other (“shared funding”) and may serve as the underlying investments for both variable annuity and variable life insurance contracts (“mixed funding”). Due to differences in tax treatment or other considerations, the interests of various contract owners might at some time be in conflict. The trust currently does not foresee any such conflict. Nevertheless, the Board of Trustees which oversees the funds intends to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response. If such a conflict were to occur, one or more separate accounts of the insurance companies might be required to withdraw its investments in the fund. This might force the fund to sell securities at disadvantageous prices.

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OTHER INFORMATION

Valuation

The price of each class of each fund’s shares is based on its net asset value. The net asset value of each class of shares is determined each day the New York Stock Exchange (the Exchange) is open for trading as of the close of regular trading on the Exchange (generally 4:00 p.m. Eastern time). However, net asset value may be calculated earlier in emergency situations or as otherwise permitted by the SEC. Net asset value per share is computed by dividing the net assets allocated to each share class by the number of shares outstanding for that class. On days when the Exchange is closed (such as week-ends and holidays), net asset value is not calculated, and each fund does not transact purchase and redemption orders. To the extent the fund’s assets are traded in other markets on days when each fund does not price its shares, the value of the fund’s assets may change when you will not be able to purchase or redeem shares.

To determine net asset value, each fund’s investments for which reliable market quotations are readily available are valued at market value. Certain short term debt instruments are valued at amortized cost.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of each fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees.

Under each fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. These valuations can be based on both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as a foreign exchange or market) and prior to the determination of the fund's net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund’s net asset value may differ from quoted or published prices for the same investments.

Distributions

Each fund intends to declare and pay a dividend to shareholders at least annually.

Any capital gains are distributed at least annually.

Distribution Options

Dividends and capital gain distributions will automatically be reinvested in additional shares of the fund.

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Tax Considerations

The following discussion is very general. You are urged to consult your tax adviser regarding the effect that an investment in the funds may have on your particular tax situation, including possible foreign, state, and local taxes.

Each fund is treated as a separate corporation for federal income tax purposes. As long as the fund qualifies for treatment as a regulated investment company (which each fund has done in the past and intends to do in the future), it pays no federal income tax on the net earnings and net realized gains it distributes to shareholders. In addition, each fund intends to continue to diversify its assets to satisfy the federal tax diversification rules applicable to separate accounts that fund variable insurance and annuity contracts.

Shares of each fund are offered to insurance company separate accounts, qualified retirement plans and pension plans, and other eligible investors. You should consult with the insurance company that issued your contract, plan sponsor, or other eligible investor through which your investment in the funds is made to understand the tax treatment of your investment.

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FINANCIAL HIGHLIGHTS

The financial highlights are intended to help you understand a fund’s financial performance for the past five years (or, if shorter, the period of the fund’s operation). Certain information reflects financial results for a single fund share. The total returns in the financial highlights represent the rate by which an investor would have earned (or lost) on an investment in a fund (assuming reinvestment of all distributions) held for the entire period. This information has been audited by each fund’s independent registered public accounting firm, whose report, together with each fund’s financial statements, are included in the fund’s Annual Report to shareholders. The fund’s Annual Report is available upon request by contacting MFS Service Center, Inc. (please see back cover for address and telephone number). The financial statements contained in the Annual Report are incorporated by reference into the SAI. Each fund’s independent registered public accounting firm is Deloitte and Touche LLP.

MFS Blended Research Core Equity Portfolio

(formerly Massachusetts Investors Trust

Series)

	Years Ended 12/31
	2007	2006	2005	2004		2003
Initial Class Shares
Net asset value, beginning of period	$33.89	$30.15	$28.27	$25.51		$21.01

Income (loss) from investment operations
Net investment income (d)	$0.38	$0.37	$0.23	$0.25		$0.23

Net realized and unrealized gain (loss) on investments and foreign currency	1.64	3.62	1.92	2.77		4.52

Total from investment operations	$2.02	$3.99	$2.15	$3.02		$4.75

Less distributions declared to shareholders
From net investment income	$(0.40)	$(0.25)	$(0.27)	$(0.26)		$(0.25)

Net asset value, end of period	$35.51	$33.89	$30.15	$28.27		$25.51

Total return (%) (k)(s)	5.95	13.30	7.70	11.99	(b)	22.83	(j)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.62	0.61	0.63	0.61		0.61
Expenses after expense reductions (f)	0.61	N/A	N/A	N/A		N/A
Net investment income	1.07	1.18	0.79	0.95		1.04
Portfolio turnover	102	35	49	78		78
Net assets at end of period (000 omitted)	$673,008	$826,937	$929,794	$1,073,587		$1,153,238

(b)	The fund’s net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the proceeds were recorded.

(d)	Per share data are based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(j)	The fund’s net asset value and total return calculation include proceeds received on March 26, 2003 for the partial payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.002 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per share, the Initial Class and Service Class total returns for the year ended December 31, 2003 would have each been lower by approximately 0.01%.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

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MFS Blended Research Growth Portfolio

	Period Ended 12/31
	2007(c)
Initial Class Shares
Net asset value, beginning of period	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.00	(w)
Net realized and unrealized gain (loss) on investments	0.11

Total from investment operations	$0.11

Less distributions declared to shareholders
From net investment income	$(0.00	)(w)
From tax return of capital	(0.00	)(w)

Total distributions declared to shareholders	$(0.00	)(w)

Net asset value, end of period	$10.11

Total return (%) (k)(r)(s)	1.13	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	10.74	(a)
Expenses after expense reductions (f)	0.60	(a)
Net investment income	0.81	(a)
Portfolio turnover	0
Net assets at end of period (000 omitted)	$2,528

(a)	Annualized.

(c)	For the period from the commencement of the fund’s investment operations, December 18, 2007, through the stated period end.

(d)	Per share data are based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(w)	Per share amount was less than $0.01.

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MFS Blended Research Value Portfolio

	Period Ended 12/31
	2007 (c)
Initial Class Shares
Net asset value, beginning of period	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.01
Net realized and unrealized gain (loss) on investments	0.07

Total from investment operations	$0.08

Less distributions declared to shareholders
From net investment income	$(0.01)
From net realized gain on investments	(0.00	)(w)

From tax return of capital	(0.00	)(w)
Total distributions declared to shareholders	$(0.01)

Net asset value, end of period	$10.07

Total return (%) (k)(r)(s)	0.80	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	10.80	(a)
Expenses after expense reductions (f)	0.60	(a)
Net investment income	2.22	(a)
Portfolio turnover	0
Net assets at end of period (000 omitted)	$2,519

(a)	Annualized.

(c)	For the period from the commencement of the fund’s investment operations, December 18, 2007, through the stated period end.

(d)	Per share data are based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(w)	Per share amount was less than $0.01.

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MFS Emerging Markets Equity Portfolio

	Years Ended 12/31
	2007	2006	2005	2004	2003
Initial Class Shares
Net asset value, beginning of period	$24.52	$21.84	$16.16	$12.85	$8.48

Income (loss) from investment operations
Net investment income (d)	$0.30	$0.47	$0.29	$0.18	$0.20
Net realized and unrealized gain (loss) on investments and foreign currency	7.13	5.92	5.59	3.27	4.23

Total from investment operations	$7.43	$6.39	$5.88	$3.45	$4.43

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	2006	2005	2004	2003	2002
Less distributions declared to shareholders
From net investment income	$(0.55)	$(0.25)	$(0.13)	$(0.14)	$(0.06)
From net realized gain on investments	(5.25)	(3.46)	(0.07)	–	–

Total distributions declared to shareholders	$(5.80)	$(3.71)	$(0.20)	$(0.14)	$(0.06)

Net asset value, end of period	$26.15	$24.52	$21.84	$16.16	$12.85

Total return (%) (k)(s)	35.71	30.16	36.76	27.18	52.60

Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	1.55	1.53	1.31	1.35	1.65
Net investment income	1.22	2.08	1.62	1.33	1.99
Portfolio turnover	96	110	95	109	125
Net assets at end of period (000 omitted)	$94,193	$89,419	$82,804	$57,799	$46,769

(d)	Per share data are based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

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MFS Global Growth Portfolio

	Years Ended 12/31
	2007	2006	2005	2004		2003
Initial Class Shares
Net asset value, beginning of period	$15.74	$13.48	$12.31	$10.70		$7.94

Income (loss) from investment operations
Net investment income (d)	$0.14	$0.20	$0.07	$0.05		$0.07
Net realized and unrealized gain (loss) on investments and foreign currency	1.94	2.14	1.16	1.61		2.73

Total from investment operations	$2.08	$2.34	$1.23	$1.66		$2.80

Less distributions declared to shareholders
From net investment income	$(0.28)	$(0.08)	$(0.06)	$(0.05)		$(0.04)

Net asset value, end of period	$17.54	$15.74	$13.48	$12.31		$10.70

Total return (%) (k)(s)	13.27	17.37	10.03	15.61	(b)	35.44	(j)

Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	1.10	1.14	1.08	1.07		1.11
Net investment income	0.83	1.39	0.59	0.48		0.76
Portfolio turnover	76	92	87	115		147
Net assets at end of period (000 omitted)	$131,870	$148,793	$155,375	$175,146		$185,500

(b)	The fund’s net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.

(d)	Per share data are based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(j)	The fund’s net asset value and total return calculation include proceeds received on March 26, 2003 for the partial payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.06 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per share, the Initial Class total return for the year ended December 31, 2003 would have been lower by approximately 0.79%.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

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MFS Global Total Return Portfolio

	Years Ended 12/31
	2007	2006	2005	2004	2003
Initial Class Shares
Net asset value, beginning of period	$18.11	$16.66	$17.91	$15.70	$13.11

Income (loss) from investment operations
Net investment income (d)	$0.40	$0.41	$0.37	$0.32	$0.29
Net realized and unrealized gain (loss) on investments and foreign currency	1.13	2.38	0.23	2.29	2.66

Total from investment operations	$1.53	$2.79	$0.60	$2.61	$2.95

Less distributions declared to shareholders
From net investment income	$(0.40)	$(0.16)	$(0.75)	$(0.40)	$(0.36)
From net realized gain on investments	(1.65)	(1.18)	(1.10)	—	—

Total distributions declared to shareholders	$(2.05)	$(1.34)	$(1.85)	$(0.40)	$(0.36)

Net asset value, end of period	$17.59	$18.11	$16.66	$17.91	$15.70

Total return (%) (k)(r)(s)	8.87	17.20	3.83	17.12	22.97

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.95	0.93	0.92	0.89	0.94
Expenses after expense reductions (f)	0.93	N/A	N/A	N/A	N/A
Net investment income	2.24	2.41	2.18	1.97	2.06
Portfolio turnover	78	76	78	86	93
Net assets at end of period (000 omitted)	$145,113	$161,209	$161,143	$166,034	$156,675

(d)	Per share data are based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

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MFS International Growth Portfolio

	Years Ended 12/31
	2007	2006	2005	2004	2003
Initial Class Shares
Net asset value, beginning of period	$17.93	$15.42	$13.55	$11.46	$8.33

Income (loss) from investment operations
Net investment income (d)	$0.21	$0.23	$0.12	$0.13	$0.06
Net realized and unrealized gain (loss) on investments and foreign currency	2.57	3.70	1.88	2.03	3.14

Total from investment operations	$2.78	$3.93	$2.00	$2.16	$3.20

Less distributions declared to shareholders
From net investment income	$(0.27)	$(0.11)	$(0.13)	$(0.07)	$(0.07)
From net realized gain on investments	(2.81)	(1.31)	—	—	—

Total distributions declared to shareholders	$(3.08)	$(1.42)	$(0.13)	$(0.07)	$(0.07)

Net asset value, end of period	$17.63	$17.93	$15.42	$13.55	$11.46

Total return (%) (k)(s)	16.58	26.04	14.91	18.94	38.67

Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	1.11	1.12	1.14	1.11	1.24
Net investment income	1.16	1.40	0.85	1.09	0.67
Portfolio turnover	56	86	80	93	89
Net assets at end of period (000 omitted)	$139,633	$140,242	$121,147	$120,913	$108,114

(d)	Per share data are based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

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MFS International Value Portfolio

	Years Ended 12/31
	2007	2006	2005	2004	2003
Initial Class Shares
Net asset value, beginning of period	$20.02	$17.39	$15.58	$12.27	$9.28

Income (loss) from investment operations
Net investment income (d)	$0.33	$0.39	$0.27	$0.20	$0.11
Net realized and unrealized gain (loss) on investments and foreign currency	1.13	4.54	2.03	3.21	2.98

Total from investment operations	$1.46	$4.93	$2.30	$3.41	$3.09

Less distributions declared to shareholders
From net investment income	$(0.33)	$(0.24)	$(0.18)	$(0.10)	$(0.10)
From net realized gain on investments	(2.47)	(2.06)	(0.31)	—	—

Total distributions declared to shareholders	$(2.80)	$(2.30)	$(0.49)	$(0.10)	$(0.10)

Net asset value, end of period	$18.68	$20.02	$17.39	$15.58	$12.27

Total return (%) (k)(s)	7.35	29.23	15.22	28.02 (v)	33.63

Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	1.05	1.11	1.13	1.15	1.28
Net investment income	1.67	2.09	1.67	1.52	1.06
Portfolio turnover	44	55	46	65	84
Net assets at end of period (000 omitted)	$117,100	$134,008	$108,418	$84,996	$61,108

(d)	Per share data are based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(v)	During the year ended December 31, 2004, the fund received a payment from the investment adviser to reimburse the fund for losses on investments not meeting the investment guidelines of the fund. If this loss had been incurred, the total return would have been approximately 28.01%.

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MFS Research International Portfolio

	Years Ended 12/31
	2007	2006	2005	2004	2003
Initial Class Shares
Net asset value, beginning of period	$19.94	$16.74	$14.48	$12.01	$9.03

Income (loss) from investment operations
Net investment income (d)	$0.30	$0.22	$0.17	$0.14	$0.08
Net realized and unrealized gain (loss) on investments and foreign currency	2.21	4.30	2.21	2.39	2.96

Total from investment operations	$2.51	$4.52	$2.38	$2.53	$3.04

Less distributions declared to shareholders
From net investment income	$(0.23)	$(0.21)	$(0.12)	$(0.06)	$(0.06)
From net realized gain on investments and foreign currency transactions	(2.30)	(1.11)	—	—	—

Total distributions declared to shareholders	$(2.53)	$(1.32)	$(0.12)	$(0.06)	$(0.06)

Net asset value, end of period	$19.92	$19.94	$16.74	$14.48	$12.01

Total return (%) (k)(s)	13.15	27.47	16.56	21.20	33.86

Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	1.06	1.13	1.12	1.10	1.30
Net investment income	1.51	1.23	1.11	1.11	0.83
Portfolio turnover	68	80	83	102	97
Net assets at end of period (000 omitted)	$108,167	$119,534	$95,752	$86,526	$74,262

(d)	Per share data are based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

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MFS Variable Insurance Trust II

Shareholder Communications with the Board of Trustees. The Board of Trustees of the MFS funds has adopted procedures by which shareholders may send communications to the Board. Shareholders may mail written communications to the Board to the attention of the Board of Trustees, [fund name], Massachusetts Financial Services Company, 500 Boylston Street, Boston, MA 02116-3741, Attention: Frank Tarantino, Independent Chief Compliance Officer of each Fund. Shareholder communications must (i) be in writing and be signed by the shareholder, (ii) identify the MFS fund to which they relate and (iii) identify the class and number of shares held by the shareholder.

If you want more information about MFS Variable Insurance Trust II, the following documents are available free upon request:

Annual/Semiannual Reports. These reports contain information about each fund’s actual investments. Annual reports discuss the effect of recent market conditions and investment strategies on each fund’s performance during its last fiscal year.

Statement of Additional Information (SAI). The SAI, dated May 1, 2008, provides more detailed information about each fund and is incorporated into this prospectus by reference.

You can get free copies of the annual/semiannual reports, the SAI and other information about each fund, and make inquiries about the fund, by contacting:

MFS Service Center, Inc.

500 Boylston Street

Boston, MA 02116-3741

Telephone: 1-800-225-2606

Internet: mfs.com

Information about the fund (including its prospectus, SAI and shareholder reports) can be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE

Washington, D.C., 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Reports and other information about each fund are available on the Edgar Database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

Each fund’s Investment Company Act file number is 811-3732.

65

MFS® Variable Insurance Trust II (formerly, MFS/Sun Life Series Trust)

MFS® Variable Insurance Trust II (formerly, MFS/Sun Life Series Trust)

Service Class

Prospectus May 1, 2008

This prospectus describes nine portfolios of the MFS Variable Insurance Trust II (referred to as the Trust):

MFS® Blended ResearchSM Core Equity Portfolio

(formerly, Massachusetts Investors Trust Series) seeks capital appreciation.

MFS® Blended ResearchSM Growth Portfolio seeks capital appreciation.

MFS® Blended ResearchSM Value Portfolio seeks capital appreciation.

MFS® Emerging Markets Equity Portfolio seeks capital appreciation.

MFS® Global Growth Portfolio seeks capital appreciation.

MFS® Global Total Return Portfolio seeks total return.

MFS® International Growth Portfolio seeks capital appreciation.

MFS® International Value Portfolio seeks capital appreciation.

MFS® Research International Portfolio seeks capital appreciation.

The Securities and Exchange Commission has not approved or disapproved the funds’ shares or determined	5/1/08
whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.	VIT2-SPRO

MFS® VARIABLE INSURANCE TRUST II (formerly, MFS/Sun Life Series Trust)

Service Class

RISK RETURN SUMMARY	1
MFS Blended Research Core Equity Portfolio	1
MFS Blended Research Growth Portfolio	5
MFS Blended Research Value Portfolio	7
MFS Emerging Markets Equity Portfolio	9
MFS Global Growth Portfolio	13
MFS Global Total Return Portfolio	17
MFS International Growth Portfolio	23
MFS International Value Portfolio	27
MFS Research International Portfolio	31
EXPENSE SUMMARY	35
MANAGEMENT OF THE FUND	37
DESCRIPTION OF SHARE CLASSES	41
HOW TO PURCHASE, REDEEM, AND EXCHANGE SHARES	42
OTHER INFORMATION	45
FINANCIAL HIGHLIGHTS	47

This is not part of the prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

RISK RETURN SUMMARY

MFS Blended Research Core Equity Portfolio (formerly, Massachusetts Investors Trust Series)

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund's investment adviser) normally invests at least 80% of the fund’s net assets in equity securities.

In selecting investments for the fund, MFS is not constrained to any particular investment style. MFS may invest the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

While MFS may invest the fund’s assets in companies of any size, MFS generally focuses on companies with large capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments.

Investments for the fund are selected based on fundamental and quantitative analysis. MFS uses bottom-up fundamental analysis of issuers and their potential in light of their current financial condition and industry position, and market, economic, political, and regulatory conditions. Factors considered may include analysis of earnings, cash flows, competitive position and management ability. MFS also uses proprietary quantitative models to forecast the expected return of an investment. Factors considered by the quantitative model include valuation, price momentum and earnings quality.

MFS may engage in active and frequent trading in pursuing the fund's principal investment strategies.

In response to market, economic, political, or other conditions, MFS may depart from the fund’s principal investment strategies by temporarily investing for defensive purposes.

Principal Investment Types

Equity Securities: Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company or other issuer. Different types of equity securities provide different voting and dividend rights and priorities in the event of bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

Derivatives: Derivatives are financial instruments whose value is based on the value of one or more indicators, such as a security, asset, currency, interest rate, credit rating, commodity, or index. Derivatives often involve a counterparty to the transaction. Derivatives include futures, forward contracts, options, structured notes, inverse floating rate instruments, swaps, caps, floors, and collars.

Principal Risks

As with any mutual fund, you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

2

The principal risks of investing in the fund are:

Stock Market Risk: The price of an equity security fluctuates in response to issuer, market, economic, industry, political, and regulatory developments. Prices can decrease significantly in response to these developments, and these developments can affect a single issuer, issuers within a broad market sector, industry or geographic region, or the market in general. Different parts of the market and different types of securities can react differently to these developments. For example, the stocks of growth companies can react differently from the stocks of value companies, and the stocks of large cap companies can react differently from the stocks of small cap companies. Certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on stock markets.

Company Risk: Changes in the financial condition of a company or other issuer, changes in specific market, economic, political, and regulatory conditions that affect a particular type of investment or issuer, and changes in general market, economic, political, and regulatory conditions can adversely affect the price of an investment. The price of securities of smaller, less well-known companies can be more volatile than the price of securities of larger companies or the market in general.

Foreign Risk: Investments in securities of foreign issuers, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, economic, political, or regulatory conditions and developments. Political, social, and economic instability, the imposition of currency or capital controls, or the expropriation or nationalization of assets in a particular country can cause dramatic declines in that country’s economy. Less stringent regulatory, accounting, and disclosure requirements for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries and can be particularly difficult against foreign governments. Changes in currency exchange rates can affect the U.S. dollar value of foreign currency investments and investments denominated in foreign currencies. Additional risks of foreign investments include trading, settlement, custodial, and other operational risks, and withholding and other taxes. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to market, economic, political, or regulatory developments than the U.S. market.

Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s). Gains or losses from derivatives can be substantially greater than the derivatives’ original cost, and therefore, can involve leverage. Derivatives can be complex instruments and can involve analysis that differs from that required for other investment types used by the fund. If the value of a derivative does not correlate well with the particular market or other asset class the derivative is intended to provide exposure to, the derivative may not have the effect anticipated. Derivatives can also reduce the opportunity for gains or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments.

Leveraging Risk: Certain transactions, including when-issued, delayed-delivery, and forward commitment purchases, loans of portfolio securities, and the use of some derivatives, can result in leverage. Leverage involves investment exposure in an amount exceeding the initial investment. In transactions involving leverage, a relatively small market movement or change in other underlying indicator can lead to significantly larger losses to the fund. Leverage can cause increased volatility by magnifying gains or losses on underlying investments.

Investment Selection Risk: The MFS analysis of an investment can be incorrect and its selection of investments can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Counterparty and Third Party Risk: Transactions involving a counterparty other than the issuer of the instrument, or a third party responsible for servicing the instrument, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction.

Liquidity Risk: Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market or in limited volume, or may not have an active trading market. As a result, it may not be possible to sell the investment at any particular time or at an acceptable price.

3

Frequent Trading Risk: Frequent trading increases transaction costs, which may reduce the fund’s return.

Defensive Investing Risk: When MFS invests defensively, different factors could affect the fund’s performance and the fund may not achieve its investment objective. In addition, the defensive strategy may not work as intended.

Information about investment strategies and investment types not described in the Prospectus and the risks associated with those investment strategies and investment types are described in the fund’s Statement of Additional Information (“SAI”).

Bar Chart and Performance Table

The bar chart and performance table below are intended to indicate some of the risks of investing in the fund by showing changes in the fund’s performance over time. The performance table also shows how the fund's performance over time compares with that of a broad measure of market performance.

The chart and table provide past performance information. The fund’s past performance does not necessarily indicate how the fund will perform in the future. The returns shown do not reflect fees and expenses imposed by the separate accounts established by insurance companies in order to serve as investment vehicles for variable annuity and variable life insurance contracts, qualified pension and retirement plans, and other eligible investors. If these fees and expenses were included, they would reduce the returns shown.

Bar Chart. The bar chart will show changes over time in the annual total return of Service Class shares for ten calendar years, and assumes the reinvestment of distributions.

4

^	The 2003 total return includes proceeds received by the fund from a non-recurring litigation settlement. Excluding the effect of this payment, the fund’s 2003 annual total return would have been 22.44%. (See Financial Highlights below for more information.)

*	The 2004 total return includes proceeds received by the fund as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. Excluding the effect of this payment, the fund’s 2004 annual total return would have been lower. (See Financial Highlights below for more information.)

**	Prior to June 22, 2007, the fund’s investments were primarily selected based on fundamental analysis. Beginning June 22, 2007, the fund’s investments are based on fundamental and quantitative analysis.

The total return for the three-month period ended March 31, 2008 was (9.76)%. During the periods shown in the bar chart, the highest quarterly return was 13.81% (for the calendar quarter ended June 30, 2003) and the lowest quarterly return was (15.92)% (for the calendar quarter ended September 30, 2002).

Performance Table. This table shows how the average annual total returns of the fund compare to a broad measure of market performance, and assumes the reinvestment of distributions.

5

Average Annual Total Returns (for the Periods Ended December 31, 2007)

	1 Year	5 Years^	10 Years^
MFS Blended Research Core Equity Portfolio (formerly, Massachusetts Investors Trust Series) – Service Class Shares	5.69%	11.92%	4.44%
Benchmark Comparisons
Standard & Poor’s 500 Stock Index*†	5.49%	12.83%	5.91%

^	A portion of each of the returns includes proceeds received by the fund from unrelated non-recurring events (see “Financial Highlights”).

*	The Standard & Poor’s 500 Stock Index is a capitalization-weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.

†	Source: FactSet Research Systems Inc.

All performance results reflect any applicable fee and expense waivers in effect during the periods shown; without these, the results would have been lower.

The fund commenced investment operations on November 14, 1986, with the offering of Initial Class shares and subsequently offered Service Class shares on August 24, 2001. Performance for Service Class shares includes the performance of the fund’s Initial Class shares for periods prior to their offering (“blended performance”). Blended performance has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees); therefore, the use of blended performance generally results in higher performance.

6

MFS Blended Research Growth Portfolio

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in equity securities.

MFS focuses on investing the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies). Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.

While MFS may invest the fund’s assets in companies of any size, MFS generally focuses on companies with large capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments.

Investments for the fund are selected based on fundamental and quantitative analysis. MFS uses bottom-up fundamental analysis of issuers and their potential in light of their current financial condition and industry position, and market, economic, political, and regulatory conditions. Factors considered may include analysis of earnings, cash flows, competitive position and management ability. MFS also uses proprietary quantitative models to forecast the expected return of an investment. Factors considered by the quantitative model include valuation, price momentum and earnings quality.

MFS may engage in active and frequent trading in pursuing the fund's principal investment strategies.

In response to market, economic, political, or other conditions, MFS may depart from the fund’s principal investment strategies by temporarily investing for defensive purposes.

Principal Investment Types

Equity Securities: Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company or other issuer. Different types of equity securities provide different voting and dividend rights and priorities in the event of bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

Derivatives: Derivatives are financial instruments whose value is based on the value of one or more indicators, such as a security, asset, currency, interest rate, credit rating, commodity, or index. Derivatives often involve a counterparty to the transaction. Derivatives include futures, forward contracts, options, structured notes, inverse floating rate instruments, swaps, caps, floors, and collars.

Principal Risks

As with any mutual fund, you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Stock Market Risk: The price of an equity security fluctuates in response to issuer, market, economic, industry, political, and regulatory developments. Prices can decrease significantly in response to these developments, and these developments can affect a single issuer, issuers within a broad market sector, industry or geographic region, or the market in general. Different parts of the market and different types of securities can react differently to these developments. For example, the stocks of growth companies can react differently from the stocks of value companies, and the stocks of large cap companies can react differently from the stocks of small cap companies. Certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on stock markets.

7

Company Risk: Changes in the financial condition of a company or other issuer, changes in specific market, economic, political, and regulatory conditions that affect a particular type of investment or issuer, and changes in general market, economic, political, and regulatory conditions can adversely affect the price of an investment. The price of securities of smaller, less well-known companies can be more volatile than the price of securities of larger companies or the market in general.

Growth Company Risk: The stocks of growth companies can be more sensitive to the company’s earnings and more volatile than the market in general.

Foreign Risk: Investments in securities of foreign issuers, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, economic, political, or regulatory conditions and developments. Political, social, and economic instability, the imposition of currency or capital controls, or the expropriation or nationalization of assets in a particular country can cause dramatic declines in that country’s economy. Less stringent regulatory, accounting, and disclosure requirements for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries and can be particularly difficult against foreign governments. Changes in currency exchange rates can affect the U.S. dollar value of foreign currency investments and investments denominated in foreign currencies. Additional risks of foreign investments include trading, settlement, custodial, and other operational risks, and withholding and other taxes. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to market, economic, political, or regulatory developments than the U.S. market.

Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s). Gains or losses from derivatives can be substantially greater than the derivatives’ original cost, and therefore, can involve leverage. Derivatives can be complex instruments and can involve analysis that differs from that required for other investment types used by the fund. If the value of a derivative does not correlate well with the particular market or other asset class the derivative is intended to provide exposure to, the derivative may not have the effect anticipated. Derivatives can also reduce the opportunity for gains or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments.

Leveraging Risk: Certain transactions, including when-issued, delayed-delivery, and forward commitment purchases, loans of portfolio securities, and the use of some derivatives, can result in leverage. Leverage involves investment exposure in an amount exceeding the initial investment. In transactions involving leverage, a relatively small market movement or change in other underlying indicator can lead to significantly larger losses to the fund. Leverage can cause increased volatility by magnifying gains or losses on underlying investments.

Investment Selection Risk: The MFS analysis of an investment can be incorrect and its selection of investments can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Counterparty and Third Party Risk: Transactions involving a counterparty other than the issuer of the instrument, or a third party responsible for servicing the instrument, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction.

Liquidity Risk: Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market or in limited volume, or may not have an active trading market. As a result, it may not be possible to sell the investment at any particular time or at an acceptable price.

Frequent Trading Risk: Frequent trading increases transaction costs, which may reduce the fund’s return.

8

Defensive Investing Risk: When MFS invests defensively, different factors could affect the fund’s performance and the fund may not achieve its investment objective. In addition, the defensive strategy may not work as intended.

Information about investment strategies and investment types not described in the Prospectus and the risks associated with those investment strategies and investment types are described in the fund’s Statement of Additional Information (“SAI”).

Bar Chart and Performance Table

The bar chart and performance table are not included because the fund has not had a full calendar year of investment operations.

9

MFS Blended Research Value Portfolio

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in equity securities.

MFS focuses on investing the fund's assets in the stocks of companies that it believes are undervalued compared to their perceived worth (value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures.

While MFS may invest the fund’s assets in companies of any size, MFS generally focuses on companies with large capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments.

Investments for the fund are selected based on fundamental and quantitative analysis. MFS uses bottom-up fundamental analysis of issuers and their potential in light of their current financial condition and industry position, and market, economic, political, and regulatory conditions. Factors considered may include analysis of earnings, cash flows, competitive position and management ability. MFS also uses proprietary quantitative models to forecast the expected return of an investment. Factors considered by the quantitative model include valuation, price momentum and earnings quality.

MFS may engage in active and frequent trading in pursuing the fund’s principal investment strategies.

In response to market, economic, political, or other conditions, MFS may depart from the fund’s principal investment strategies by temporarily investing for defensive purposes.

Principal Investment Types

Equity Securities: Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company or other issuer. Different types of equity securities provide different voting and dividend rights and priorities in the event of bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

Derivatives: Derivatives are financial instruments whose value is based on the value of one or more indicators, such as a security, asset, currency, interest rate, credit rating, commodity, or index. Derivatives often involve a counterparty to the transaction. Derivatives include futures, forward contracts, options, structured notes, inverse floating rate instruments, swaps, caps, floors, and collars.

Principal Risks

As with any mutual fund, you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Stock Market Risk: The price of an equity security fluctuates in response to issuer, market, economic, industry, political, and regulatory developments. Prices can decrease significantly in response to these developments, and these developments can affect a single issuer, issuers within a broad market sector, industry or geographic region, or the market in general. Different parts of the market and different types of securities can react differently to these developments. For example, the stocks of growth companies can react differently from the stocks of value companies, and the stocks of large cap companies can react differently from the stocks of small cap companies. Certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on stock markets.

10

Company Risk: Changes in the financial condition of a company or other issuer, changes in specific market, economic, political, and regulatory conditions that affect a particular type of investment or issuer, and changes in general market, economic, political, and regulatory conditions can adversely affect the price of an investment. The price of securities of smaller, less well-known companies can be more volatile than the price of securities of larger companies or the market in general.

Value Company Risk: The stocks of value companies can continue to be undervalued for long periods of time and not realize their expected value.

Foreign Risk: Investments in securities of foreign issuers, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, economic, political, or regulatory conditions and developments. Political, social, and economic instability, the imposition of currency or capital controls, or the expropriation or nationalization of assets in a particular country can cause dramatic declines in that country’s economy. Less stringent regulatory, accounting, and disclosure requirements for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries and can be particularly difficult against foreign governments. Changes in currency exchange rates can affect the U.S. dollar value of foreign currency investments and investments denominated in foreign currencies. Additional risks of foreign investments include trading, settlement, custodial, and other operational risks, and withholding and other taxes. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to market, economic, political, or regulatory developments than the U.S. market.

Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s). Gains or losses from derivatives can be substantially greater than the derivatives’ original cost, and therefore, can involve leverage. Derivatives can be complex instruments and can involve analysis that differs from that required for other investment types used by the fund. If the value of a derivative does not correlate well with the particular market or other asset class the derivative is intended to provide exposure to, the derivative may not have the effect anticipated. Derivatives can also reduce the opportunity for gains or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments.

Leveraging Risk: Certain transactions, including when-issued, delayed-delivery, and forward commitment purchases, loans of portfolio securities, and the use of some derivatives, can result in leverage. Leverage involves investment exposure in an amount exceeding the initial investment. In transactions involving leverage, a relatively small market movement or change in other underlying indicator can lead to significantly larger losses to the fund. Leverage can cause increased volatility by magnifying gains or losses on underlying investments.

Investment Selection Risk: The MFS analysis of an investment can be incorrect and its selection of investments can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Counterparty and Third Party Risk: Transactions involving a counterparty other than the issuer of the instrument, or a third party responsible for servicing the instrument, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction.

Liquidity Risk: Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market or in limited volume, or may not have an active trading market. As a result, it may not be possible to sell the investment at any particular time or at an acceptable price.

Frequent Trading Risk: Frequent trading increases transaction costs, which may reduce the fund’s return.

11

Defensive Investing Risk: When MFS invests defensively, different factors could affect the fund’s performance and the fund may not achieve its investment objective. In addition, the defensive strategy may not work as intended.

Information about investment strategies and investment types not described in the Prospectus and the risks associated with those investment strategies and investment types are described in the fund’s Statement of Additional Information (“SAI”).

Bar Chart and Performance Table

The bar chart and performance table are not included because the fund has not had a full calendar year of investment operations.

12

MFS Emerging Markets Equity Portfolio

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in equity securities of issuers that are tied economically to emerging market countries. Emerging market countries may include countries determined to have emerging market economies, taking into account a number of factors, including whether a particular country has a low to middle economy according to the International Bank for Reconstruction and Development (the World Bank), the country’s foreign currency debt rating, its political and economic stability, and the development of its financial and capital markets. Such countries are located in Latin America, Asia, Africa, the Middle East, and the developing countries of Europe, primarily Eastern Europe.

MFS may invest the fund’s assets in companies of any size.

MFS may invest a relatively high percentage of the fund’s assets in a single country, a small number of countries, or a particular geographic region.

MFS may invest a relatively high percentage of the fund’s assets in a single issuer or a small number of issuers.

MFS may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments.

MFS uses a bottom-up investment approach in buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of issuers and their potential in light of their current financial condition and industry position, and market, economic, political, and regulatory conditions. Factors considered may include analysis of earnings, cash flows, competitive position, and management ability. Quantitative analysis of these and other factors may also be considered.

MFS may engage in active and frequent trading in pursuing the fund's principal investment strategies.

In response to market, economic, political, or other conditions, MFS may depart from the fund’s principal investment strategies by temporarily investing for defensive purposes.

Principal Investment Types

Equity Securities: Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company or other issuer. Different types of equity securities provide different voting and dividend rights and priorities in the event of bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

Derivatives: Derivatives are financial instruments whose value is based on the value of one or more indicators, such as a security, asset, currency, interest rate, credit rating, commodity, or index. Derivatives often involve a counterparty to the transaction. Derivatives include futures, forward contracts, options, structured notes, inverse floating rate instruments, swaps, caps, floors, and collars.

Principal Risks

As with any mutual fund, you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Stock Market Risk: The price of an equity security fluctuates in response to issuer, market, economic, industry, political, and regulatory developments. Prices can decrease significantly in response to these developments, and these developments can affect a single issuer, issuers within a broad market sector, industry or geographic

13

region, or the market in general. Different parts of the market and different types of securities can react differently to these developments. For example, the stocks of growth companies can react differently from the stocks of value companies, and the stocks of large cap companies can react differently from the stocks of small cap companies. Certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on stock markets.

Company Risk: Changes in the financial condition of a company or other issuer, changes in specific market, economic, political, and regulatory conditions that affect a particular type of investment or issuer, and changes in general market, economic, political, and regulatory conditions can adversely affect the price of an investment. The price of securities of smaller, less well-known companies can be more volatile than the price of securities of larger companies or the market in general.

Foreign Risk: Investments in securities of foreign issuers, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, economic, political, or regulatory conditions and developments. Political, social, and economic instability, the imposition of currency or capital controls, or the expropriation or nationalization of assets in a particular country can cause dramatic declines in that country’s economy. Less stringent regulatory, accounting, and disclosure requirements for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. Additional risks of foreign investments include trading, settlement, custodial, and other operational risks, and withholding and other taxes. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to market, economic, political, or regulatory developments than the U.S. market.

Emerging Markets Risk: Emerging markets investments can involve additional and greater risks than the risks associated with investments in developed foreign markets securities. Emerging markets typically have less economic development, market structure and depth and regulatory oversight than developed countries. Emerging markets can also be subject to greater political, social, and economic instability. These factors can make emerging market investments more volatile and less liquid than investments in developed markets.

Currency Risk: A decline in the value of a foreign currency relative to the U.S. dollar reduces the value of the foreign currency and investments denominated in that currency. In addition, the use of foreign exchange contracts to reduce foreign currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar. The value of foreign currencies relative to the U.S. dollar fluctuates in response to, among other factors, interest rate changes, intervention (or failure to intervene) by the U.S. or foreign governments, central banks, or supranational entities such as the International Monetary Fund, the imposition of currency controls, and other political or regulatory developments in the U.S. or abroad. Foreign currency values can decrease significantly both in the short term and over the long term in response to these and other developments.

Geographic Concentration Risk: Because MFS may invest a relatively large percentage of the fund’s assets in issuers located in a single country, a small number of countries, or a particular geographic region, the fund’s performance could be closely tied to the market, currency, economic, political, or regulatory conditions and developments in those countries or that region, and could be more volatile than the performance of more geographically-diversified funds.

Issuer Focus Risk: Because MFS may invest a relatively large percentage of the fund’s assets in a single issuer or small number of issuers, the fund’s performance could be closely tied to the value of that one issuer or issuers, and could be more volatile than the performance of more diversified funds.

Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s). Gains or losses from derivatives can be substantially greater than the derivatives’ original cost, and therefore, can involve leverage. Derivatives can be complex instruments and can involve analysis that differs from that required for other investment types used by the fund. If the value of a derivative does not correlate well with the particular market or other asset class the derivative is intended to provide exposure to, the derivative may not have the effect anticipated. Derivatives can also reduce the opportunity for gains or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments.

14

Leveraging Risk: Certain transactions, including when-issued, delayed-delivery, and forward commitment purchases, loans of portfolio securities, and the use of some derivatives, can result in leverage. Leverage involves investment exposure in an amount exceeding the initial investment. In transactions involving leverage, a relatively small market movement or change in other underlying indicator can lead to significantly larger losses to the fund. Leverage can cause increased volatility by magnifying gains or losses on underlying investments.

Investment Selection Risk: The MFS analysis of an investment can be incorrect and its selection of investments can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Counterparty and Third Party Risk: Transactions involving a counterparty other than the issuer of the instrument, or a third party responsible for servicing the instrument, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction.

Liquidity Risk: Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market or in limited volume, or may not have an active trading market. As a result, it may not be possible to sell the investment at any particular time or at an acceptable price.

Frequent Trading Risk: Frequent trading increases transaction costs, which may reduce the fund’s return.

Defensive Investing Risk: When MFS invests defensively, different factors could affect the fund’s performance and the fund may not achieve its investment objective. In addition, the defensive strategy may not work as intended.

Information about investment strategies and investment types not described in the Prospectus and the risks associated with those investment strategies and investment types are described in the fund’s Statement of Additional Information (“SAI”).

Bar Chart and Performance Table

The bar chart and performance table below are intended to indicate some of the risks of investing in the fund by showing changes in the fund’s performance over time. The performance table also shows how the fund's performance over time compares with that of a broad measure of market performance.

The chart and table provide past performance information. The fund’s past performance does not necessarily indicate how the fund will perform in the future. The returns shown do not reflect fees and expenses imposed by the separate accounts established by insurance companies in order to serve as investment vehicles for variable annuity and variable life insurance contracts, qualified pension and retirement plans, and other eligible investors. If these fees and expenses were included, they would reduce the returns shown.

Bar Chart. The bar chart will show changes over time in the annual total return of Service Class shares for ten calendar years, and assumes the reinvestment of distributions.

15

The total return for the three-month period ended March 31, 2008 was (9.89)%. During the periods shown in the bar chart, the highest quarterly return was 23.44% (for the calendar quarter ended June 30, 2003) and the lowest quarterly return was (14.39)% (for the calendar quarter ended September 30, 2002).

16

Performance Table. This table shows how the average annual total returns of the fund compare to a broad measure of market performance, and assumes the reinvestment of distributions.

Average Annual Total Returns (for the Periods Ended December 31, 2007)

	1 Year	5 Years	10 Years
MFS Emerging Markets Equity Portfolio – Service Class Shares	35.38%	35.88%	13.97%
Benchmark Comparisons
MSCI Emerging Markets Index*†	39.78%	37.46%	14.53%

*	The Morgan Stanley Capital International (MSCI) Emerging Markets Index is a market capitalization-weighted index that is designed to measure equity market performance in the global emerging markets.

†	Source: FactSet Research Systems Inc.

All performance results reflect any applicable fee and expense waivers in effect during the periods shown; without these, the results would have been lower.

The fund commenced investment operations on June 5, 1996, with the offering of Initial Class shares and subsequently offered Service Class shares on August 24, 2001. Performance for Service Class shares includes the performance of the fund’s Initial Class shares for periods prior to their offering (“blended performance”). Blended performance has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees); therefore, the use of blended performance generally results in higher performance.

Prior to November 30, 1999, Foreign & Colonial Management Ltd. (“FCM”) and its subsidiary, Foreign & Colonial Emerging Markets Limited (“FCEM”), managed certain assets of the fund. MFS assumed all portfolio management responsibilities from FCM and FCEM for the fund on November 30, 1999. Performance information for periods prior to November 30, 1999 reflects this former sub-investment advisory relationship.

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MFS Global Growth Portfolio

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in U.S. and foreign equity securities, including emerging market equity securities.

MFS may invest a relatively high percentage of the fund’s assets in a single country, a small number of countries, or a particular geographic region.

MFS focuses on investing the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies). Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.

MFS may invest the fund’s assets in companies of any size.

MFS may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments.

MFS uses a bottom-up investment approach in buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of issuers and their potential in light of their current financial condition and industry position, and market, economic, political, and regulatory conditions. Factors considered may include analysis of earnings, cash flows, competitive position, and management ability. Quantitative analysis of these and other factors may also be considered.

MFS may engage in active and frequent trading in pursuing the fund’s principal investment strategies.

In response to market, economic, political, or other conditions, MFS may depart from the fund’s principal investment strategies by temporarily investing for defensive purposes.

Principal Investment Types

Equity Securities: Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company or other issuer. Different types of equity securities provide different voting and dividend rights and priorities in the event of bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

Derivatives: Derivatives are financial instruments whose value is based on the value of one or more indicators, such as a security, asset, currency, interest rate, credit rating, commodity, or index. Derivatives often involve a counterparty to the transaction. Derivatives include futures, forward contracts, options, structured notes, inverse floating rate instruments, swaps, caps, floors, and collars.

Principal Risks

As with any mutual fund, you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Stock Market Risk: The price of an equity security fluctuates in response to issuer, market, economic, industry, political, and regulatory developments. Prices can decrease significantly in response to these developments, and these developments can affect a single issuer, issuers within a broad market sector, industry or geographic region, or the market in general. Different parts of the market and different types of securities can react differently to these developments. For example, the stocks of growth companies can react differently from the stocks of value companies, and the stocks of large cap companies can react differently from the stocks of small cap companies. Certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on stock markets.

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Company Risk: Changes in the financial condition of a company or other issuer, changes in specific market, economic, political, and regulatory conditions that affect a particular type of investment or issuer, and changes in general market, economic, political, and regulatory conditions can adversely affect the price of an investment. The price of securities of smaller, less well-known companies can be more volatile than the price of securities of larger companies or the market in general.

Growth Company Risk: The stocks of growth companies can be more sensitive to the company’s earnings and more volatile than the market in general.

Foreign Risk: Investments in securities of foreign issuers, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, economic, political, or regulatory conditions and developments. Political, social, and economic instability, the imposition of currency or capital controls, or the expropriation or nationalization of assets in a particular country can cause dramatic declines in that country’s economy. Less stringent regulatory, accounting, and disclosure requirements for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. Additional risks of foreign investments include trading, settlement, custodial, and other operational risks, and withholding and other taxes. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to market, economic, political, or regulatory developments than the U.S. market.

Emerging Markets Risk: Emerging markets investments can involve additional and greater risks than the risks associated with investments in developed foreign markets securities. Emerging markets typically have less economic development, market structure and depth and regulatory oversight than developed countries. Emerging markets can also be subject to greater political, social, and economic instability. These factors can make emerging market investments more volatile and less liquid than investments in developed markets.

Currency Risk: A decline in the value of a foreign currency relative to the U.S. dollar reduces the value of the foreign currency and investments denominated in that currency. In addition, the use of foreign exchange contracts to reduce foreign currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar. The value of foreign currencies relative to the U.S. dollar fluctuates in response to, among other factors, interest rate changes, intervention (or failure to intervene) by the U.S. or foreign governments, central banks, or supranational entities such as the International Monetary Fund, the imposition of currency controls, and other political or regulatory developments in the U.S. or abroad. Foreign currency values can decrease significantly both in the short term and over the long term in response to these and other developments.

Geographic Concentration Risk: Because MFS may invest a relatively large percentage of the fund’s assets in issuers located in a single country, a small number of countries, or a particular geographic region, the fund’s performance could be closely tied to the market, currency, economic, political, or regulatory conditions and developments in those countries or that region, and could be more volatile than the performance of more geographically-diversified funds.

Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s). Gains or losses from derivatives can be substantially greater than the derivatives’ original cost, and therefore, can involve leverage. Derivatives can be complex instruments and can involve analysis that differs from that required for other investment types used by the fund. If the value of a derivative does not correlate well with the particular market or other asset class the derivative is intended to provide exposure to, the derivative may not have the effect anticipated. Derivatives can also reduce the opportunity for gains or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments.

Leveraging Risk: Certain transactions, including when-issued, delayed-delivery, and forward commitment purchases, loans of portfolio securities, and the use of some derivatives, can result in leverage. Leverage involves investment exposure in an amount exceeding the initial investment. In transactions involving leverage, a relatively small market movement or change in other underlying indicator can lead to significantly larger losses to the fund. Leverage can cause increased volatility by magnifying gains or losses on underlying investments.

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Investment Selection Risk: The MFS analysis of an investment can be incorrect and its selection of investments can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Counterparty and Third Party Risk: Transactions involving a counterparty other than the issuer of the instrument, or a third party responsible for servicing the instrument, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction.

Liquidity Risk: Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market or in limited volume, or may not have an active trading market. As a result, it may not be possible to sell the investment at any particular time or at an acceptable price.

Frequent Trading Risk: Frequent trading increases transaction costs, which may reduce the fund’s return.

Defensive Investing Risk: When MFS invests defensively, different factors could affect the fund’s performance and the fund may not achieve its investment objective. In addition, the defensive strategy may not work as intended.

Information about investment strategies and investment types not described in the Prospectus and the risks associated with those investment strategies and investment types are described in the fund’s Statement of Additional Information (“SAI”).

Bar Chart and Performance Table

The bar chart and performance table below are intended to indicate some of the risks of investing in the fund by showing changes in the fund’s performance over time. The performance table also shows how the fund's performance over time compares with that of a broad measure of market performance and one or more other performance measures.

The chart and table provide past performance information. The fund’s past performance does not necessarily indicate how the fund will perform in the future. The returns shown do not reflect fees and expenses imposed by the separate accounts established by insurance companies in order to serve as investment vehicles for variable annuity and variable life insurance contracts, qualified pension and retirement plans, and other eligible investors. If these fees and expenses were included, they would reduce the returns shown.

Bar Chart. The bar chart will show changes over time in the annual total return of Service Class shares for ten calendar years, and assumes the reinvestment of distributions.

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^	The 2003 total return includes proceeds received by the fund from a non-recurring litigation settlement. Excluding the effect of this payment, the fund’s 2003 annual total return would have been 34.33%. (See Financial Highlights below for more information.)

*	The 2004 total return includes proceeds received by the fund as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. Excluding the effect of this payment, the fund’s 2004 annual total return would have been lower. (See Financial Highlights below for more information.)

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The total return for the three-month period ended March 31, 2008 was (8.67)%. During the periods shown in the bar chart, the highest quarterly return was 16.76% (for the calendar quarter ended June 30, 2003) and the lowest quarterly return was (15.52)% (for the calendar quarter ended September 30, 2002).

Performance Table. This table shows how the average annual total returns of the fund compare to a broad measure of market performance and one or more other performance measures, and assumes the reinvestment of distributions.

Average Annual Total Returns (for the Periods Ended December 31, 2007)

	1 Year	5 Years^	10 Years^
MFS Global Growth Portfolio – Service Class Shares	13.04%	17.75%	9.28%
Benchmark Comparisons
MSCI World Growth Index*†	15.12%	15.83%	6.03%
MSCI All Country World Growth Index**†	17.06%	17.02%	6.56%

^	A portion of each of the returns includes proceeds received by the fund from unrelated non-recurring events (see “Financial Highlights”).

*	The Morgan Stanley Capital International (MSCI) World Growth Index is a market capitalization-weighted index that is designed to measure equity market performance for growth securities in the global developed markets.

**	The Morgan Stanley Capital International (MSCI) All Country World Growth Index is a market capitalization-weighted index that is designed to measure equity market performance for growth securities in the global developed and emerging markets.

†	Source: FactSet Research Systems Inc.

All performance results reflect any applicable fee and expense waivers in effect during the periods shown; without these, the results would have been lower.

The fund commenced investment operations on November 16, 1993, with the offering of Initial Class shares and subsequently offered Service Class shares on August 24, 2001. Performance for Service Class shares includes the performance of the fund’s Initial Class shares for periods prior to their offering (“blended performance”). Blended performance has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees); therefore, the use of blended performance generally results in higher performance.

22

MFS Global Total Return Portfolio

Investment Objective

The fund’s investment objective is to seek total return. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS invests the fund’s assets in equity securities and debt instruments. MFS seeks to invest between 40% and 75% of the fund’s net assets in equity securities and at least 25% of the fund’s total assets in fixed-income senior securities.

MFS may invest the fund’s assets in U.S. and foreign securities, including emerging market securities.

MFS may invest a relatively high percentage of the fund’s assets in a single country, a small number of countries, or a particular geographic region.

MFS focuses on investing the fund’s assets in the stocks of companies that it believes are undervalued compared to their perceived worth (value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures.

While MFS may invest the fund’s assets in companies of any size, MFS generally focuses on companies with large capitalizations.

MFS generally invests substantially all of the fund’s investments in debt instruments in investment grade debt instruments.

MFS may invest the fund’s assets in mortgage dollar rolls.

MFS may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments.

MFS uses a bottom-up investment approach in buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of issuers or instruments in light of market, economic, political, and regulatory conditions. Factors considered for equity securities may include analysis of earnings, cash flows, competitive position, and management ability. Quantitative analysis of these and other factors may also be considered. Factors considered for debt instruments may include the instrument’s credit quality, collateral characteristics and indenture provisions and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. Quantitative analysis of the structure of a debt instrument and its features may also be considered.

MFS may engage in active and frequent trading in pursuing the fund's principal investment strategies.

In response to market, economic, political, or other conditions, MFS may depart from the fund’s principal investment strategies by temporarily investing for defensive purposes.

Principal Investment Types

Equity Securities: Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company or other issuer. Different types of equity securities provide different voting and dividend rights and priorities in the event of bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

Debt Instruments: Debt instruments represent obligations of corporations, governments, and other entities to repay money borrowed. The issuer or borrower usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the instrument. Some debt instruments, such as zero coupon bonds, do not pay current interest but are sold at a discount from their face values. Other debt instruments, such as certain mortgage-backed and other asset-backed securities, make periodic payments of interest and/or principal. Some debt instruments are partially or fully secured by collateral supporting the payment of interest and principal.

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Corporate Bonds: Corporate bonds are debt instruments issued by domestic or foreign corporations or similar entities.

U.S. Government Securities: U.S. Government securities are securities issued or guaranteed by the U.S. Treasury, by an agency or instrumentality of the U.S. Government, or by a U.S. Government-sponsored entity. Certain U.S. Government securities may not be supported as to the payment of principal and interest by the full faith and credit of the U.S. Treasury or the ability to borrow from the U.S. Treasury. Some U.S. Government securities may be supported as to the payment of principal and interest only by the credit of the entity issuing or guaranteeing the security.

Foreign Government Securities: Foreign government securities are debt instruments issued, guaranteed, or supported, as to the payment of principal and interest, by foreign governments, foreign government agencies, foreign semi-governmental entities or supranational entities, or debt instruments issued by entities organized and operated for the purpose of restructuring outstanding foreign government securities. Foreign government securities may not be supported as to the payment of principal and interest by the full faith and credit of the foreign government.

Collateralized Instruments: Collateralized instruments include mortgage-backed securities and other interests in pools of assets, such as loans or receivables. Payment of principal and interest generally depends on the cash flows generated by the underlying assets and the terms of the instrument. Certain collateralized instruments offer multiple classes that differ in terms of their priority to receive principal and/or interest payments under the terms of the instrument. Collateralized instruments typically involve a third party responsible for servicing the instrument and performing operational functions such as collecting and aggregating principal, interest and escrow payments, accounting and loan analysis.

Inflation-Adjusted Debt Instruments: Inflation-adjusted debt instruments are debt instruments whose principal and/or interest are adjusted for inflation. Inflation-adjusted debt instruments issued by the U.S. Treasury pay a fixed rate of interest that is applied to an inflation-adjusted principal amount. The principal amount is adjusted based on changes in the Consumer Price Index. The principal due at maturity is typically equal to the inflation-adjusted principal amount, or to the instrument’s original par value, whichever is greater. Other types of inflation-adjusted debt instruments may use other methods of adjusting for inflation, and other measures of inflation. Other issuers of inflation-adjusted debt instruments include U.S. Government agencies, instrumentalities and sponsored entities, corporations, and foreign governments.

Municipal Instruments: Municipal instruments are issued to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal instruments include general obligation bonds of municipalities, local or state governments, project or revenue-specific bonds, municipal lease obligations, and prerefunded or escrowed bonds. Municipal instruments may be fully or partially supported by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or assets, by the issuer’s pledge to make annual appropriations for lease payments, or by domestic or foreign entities providing credit support, such as letters of credit, guarantees, or insurance.

Mortgage Dollar Rolls: Mortgage dollar rolls are simultaneous agreements with a third party both to sell a mortgage-backed security and to purchase a similar security from the third party on a later date, for an agreed-upon price.

Derivatives: Derivatives are financial instruments whose value is based on the value of one or more indicators, such as a security, asset, currency, interest rate, credit rating, commodity, or index. Derivatives often involve a counterparty to the transaction. Derivatives include futures, forward contracts, options, structured notes, inverse floating rate instruments, swaps, caps, floors, and collars.

Principal Risks

As with any mutual fund, you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

24

The principal risks of investing in the fund are:

Stock Market Risk: The price of an equity security fluctuates in response to issuer, market, economic, industry, political, and regulatory developments. Prices can decrease significantly in response to these developments, and these developments can affect a single issuer, issuers within a broad market sector, industry or geographic region, or the market in general. Different parts of the market and different types of securities can react differently to these developments. For example, the stocks of growth companies can react differently from the stocks of value companies, and the stocks of large cap companies can react differently from the stocks of small cap companies. Certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on stock markets.

Company Risk: Changes in the financial condition of a company or other issuer, changes in specific market, economic, political, and regulatory conditions that affect a particular type of investment or issuer, and changes in general market, economic, political, and regulatory conditions can adversely affect the price of an investment. The price of securities of smaller, less well-known companies can be more volatile than the price of securities of larger companies or the market in general.

Value Company Risk: The stocks of value companies can continue to be undervalued for long periods of time and not realize their expected value.

Interest Rate Risk: The price of a debt instrument changes in response to interest rate changes. In general, the price of a debt instrument falls when interest rates rise and rises when interest rates fall. Instruments with longer maturities, or that do not pay current interest, are more sensitive to interest rate changes. In addition, short-term and long-term interest rates do not necessarily move in the same direction or by the same amount. An instrument’s reaction to interest rate changes depends on the timing of its interest and principal payments and the current interest rate for each of those time periods. Instruments with floating interest rates can be less sensitive to interest rate changes. In response to an interest rate decline, instruments that provide the issuer with the right to call or redeem the instrument prior to maturity may be called or redeemed, resulting in the reinvestment of proceeds in other investments at a lower interest rate.

Credit Risk: The value of a debt instrument depends, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due. The value of a debt instrument is likely to fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. The value of a debt instrument can also decline in response to changes in the financial condition of the issuer or borrower, changes in specific market, economic, industry, political, and regulatory conditions that affect a particular type of instrument, issuer, or borrower, and changes in general market, economic, political, and regulatory conditions. Certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events can have a dramatic adverse effect on the value of a debt instrument. For certain types of instruments, including derivatives, the value of the instrument depends in part on the credit quality of the counterparty to the transaction. For other types of debt instruments, including collateralized instruments, the price of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient, if the issuer defaults.

Foreign Risk: Investments in securities of foreign issuers, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, economic, political, or regulatory conditions and developments. Political, social, and economic instability, the imposition of currency or capital controls, or the expropriation or nationalization of assets in a particular country can cause dramatic declines in that country’s economy. Less stringent regulatory, accounting, and disclosure requirements for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. Additional risks of foreign investments include trading, settlement, custodial, and other operational risks, and withholding and other taxes. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to market, economic, political, or regulatory developments than the U.S. market.

Emerging Markets Risk: Emerging markets investments can involve additional and greater risks than the risks associated with investments in developed foreign markets securities. Emerging markets typically have less economic development, market structure and depth and regulatory oversight than developed countries. Emerging markets can also be subject to greater political, social, and economic instability. These factors can make emerging market investments more volatile and less liquid than investments in developed markets.

25

Currency Risk: A decline in the value of a foreign currency relative to the U.S. dollar reduces the value of the foreign currency and investments denominated in that currency. In addition, the use of foreign exchange contracts to reduce foreign currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar. The value of foreign currencies relative to the U.S. dollar fluctuates in response to, among other factors, interest rate changes, intervention (or failure to intervene) by the U.S. or foreign governments, central banks, or supranational entities such as the International Monetary Fund, the imposition of currency controls, and other political or regulatory developments in the U.S. or abroad. Foreign currency values can decrease significantly both in the short term and over the long term in response to these and other developments.

Geographic Concentration Risk: Because MFS may invest a relatively large percentage of the fund’s assets in issuers located in a single country, a small number of countries, or a particular geographic region, the fund’s performance could be closely tied to the market, currency, economic, political, or regulatory conditions and developments in those countries or that region, and could be more volatile than the performance of more geographically-diversified funds.

Prepayment Risk: Many types of debt instruments, including mortgage-backed securities, asset-backed securities, and municipal housing bonds, are subject to the risk of prepayment. Prepayment occurs when unscheduled payments of principal are made prior to an instrument’s maturity. Instruments subject to prepayment can offer less potential for gains during a declining interest rate environment and greater potential for loss in a rising interest rate environment. In addition, prepayment rates are difficult to predict and the potential impact of prepayment on the price of a debt instrument depends on the terms of the instrument and can result in significant volatility.

Inflation-Adjusting Risk: Interest payments on inflation-adjusted debt instruments can be unpredictable and vary based on the level of inflation. If inflation is negative, principal and income both can decline. In addition, the measure of inflation used may not correspond to the actual rate of inflation experienced by a particular individual.

Municipal Market Risk: The price of municipal instruments can be volatile and significantly affected by adverse tax or court rulings, legislative or political changes, and the financial developments of municipal issuers. Loss of the state income tax advantage of municipal instruments issued by a state through an adverse court ruling could have a significant negative impact on the value of such municipal instruments and the overall municipal market. Because many municipal instruments are issued to finance similar projects, especially those relating to education, health care, housing, utilities, and water and sewer, conditions in these industries can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market.

Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s). Gains or losses from derivatives can be substantially greater than the derivatives’ original cost, and therefore, can involve leverage. Derivatives can be complex instruments and can involve analysis that differs from that required for other investment types used by the fund. If the value of a derivative does not correlate well with the particular market or other asset class the derivative is intended to provide exposure to, the derivative may not have the effect anticipated. Derivatives can also reduce the opportunity for gains or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments.

Leveraging Risk: Certain transactions, including when-issued, delayed-delivery, and forward commitment purchases loans of portfolio securities, mortgage dollar rolls, and the use of some derivatives, can result in leverage. Leverage involves investment exposure in an amount exceeding the initial investment. In transactions involving leverage, a relatively small market movement or change in other underlying indicator can lead to significantly larger losses to the fund. Leverage can cause increased volatility by magnifying gains or losses on underlying investments.

Investment Selection Risk: The MFS analysis of an investment can be incorrect and its selection of investments can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

26

Counterparty and Third Party Risk: Transactions involving a counterparty other than the issuer of the instrument, or a third party responsible for servicing the instrument, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction.

Liquidity Risk: Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market or in limited volume, or may not have an active trading market. As a result, it may not be possible to sell the investment at any particular time or at an acceptable price.

Frequent Trading Risk: Frequent trading increases transaction costs, which may reduce the fund’s return.

Defensive Investing Risk: When MFS invests defensively, different factors could affect the fund’s performance and the fund may not achieve its investment objective. In addition, the defensive strategy may not work as intended.

Information about investment strategies and investment types not described in the Prospectus and the risks associated with those investment strategies and investment types are described in the fund’s Statement of Additional Information (“SAI”).

Bar Chart and Performance Table

The bar chart and performance table below are intended to indicate some of the risks of investing in the fund by showing changes in the fund’s performance over time. The performance table also shows how the fund's performance over time compares with that of a broad measure of market performance and one or more other performance measures.

The chart and table provide past performance information. The fund’s past performance does not necessarily indicate how the fund will perform in the future. The returns shown do not reflect fees and expenses imposed by the separate accounts established by insurance companies in order to serve as investment vehicles for variable annuity and variable life insurance contracts, qualified pension and retirement plans, and other eligible investors. If these fees and expenses were included, they would reduce the returns shown.

Bar Chart. The bar chart will show changes over time in the annual total return of Service Class shares for ten calendar years, and assumes the reinvestment of distributions.

27

The total return for the three-month period ended March 31, 2008 was (0.63)%. During the periods shown in the bar chart, the highest quarterly return was 11.42% (for the calendar quarter ended June 30, 2003) and the lowest quarterly return was (5.96)% (for the calendar quarter ended September 30, 2002).

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Performance Table. This table shows how the average annual total returns of the fund compare to a broad measure of market performance and one or more other performance measures, and assumes the reinvestment of distributions.

Average Annual Total Returns (for the Periods Ended December 31, 2007)

	1 Year	5 Years	10 Years
MFS Global Total Return Portfolio – Service Class Shares	8.62%	13.49%	8.81%
Benchmark Comparisons
MSCI World Index*†	9.57%	17.53%	7.45%
60% MSCI World Index*/ 40% JPMorgan Global Government Bond Index Unhedged**†	10.25%	13.22%	7.29%
JPMorgan Global Government Bond Index Unhedged***†	10.81%	6.71%	6.26%

*	Morgan Stanley Capital International (MSCI) World Index is a market capitalization-weighted index that is designed to measure equity market performance in the global developed markets.

**	This index is a composite index, 60% of which is the MSCI World Index and 40% of which is the JPMorgan Global Government Bond Index Unhedged.

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***	JPMorgan Global Government Bond Index Unhedged measures the performance of developed government bond markets around the world.

†	Source: FactSet Research Systems Inc.

All performance results reflect any applicable fee and expense waivers in effect during the periods shown; without these, the results would have been lower.

The fund commenced investment operations on November 7, 1994, with the offering of Initial Class shares and subsequently offered Service Class shares on August 24, 2001. Performance for Service Class shares includes the performance of the fund’s Initial Class shares for periods prior to their offering (“blended performance”). Blended performance has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees); therefore, the use of blended performance generally results in higher performance.

30

MFS International Growth Portfolio

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.

MFS may invest a relatively high percentage of the fund’s assets in a single country, a small number of countries, or a particular geographic region.

MFS focuses on investing the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies). Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.

MFS may invest the fund’s assets in companies of any size.

MFS may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments.

MFS uses a bottom-up investment approach in buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of issuers and their potential in light of their current financial condition and industry position, and market, economic, political, and regulatory conditions. Factors considered may include analysis of earnings, cash flows, competitive position, and management ability. Quantitative analysis of these and other factors may also be considered.

MFS may engage in active and frequent trading in pursuing the fund's principal investment strategies.

In response to market, economic, political, or other conditions, MFS may depart from the fund’s principal investment strategies by temporarily investing for defensive purposes.

Principal Investment Types

Equity Securities: Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company or other issuer. Different types of equity securities provide different voting and dividend rights and priorities in the event of bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

Derivatives: Derivatives are financial instruments whose value is based on the value of one or more indicators, such as a security, asset, currency, interest rate, credit rating, commodity, or index. Derivatives often involve a counterparty to the transaction. Derivatives include futures, forward contracts, options, structured notes, inverse floating rate instruments, swaps, caps, floors, and collars.

Principal Risks

As with any mutual fund, you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Stock Market Risk: The price of an equity security fluctuates in response to issuer, market, economic, industry, political, and regulatory developments. Prices can decrease significantly in response to these developments, and these developments can affect a single issuer, issuers within a broad market sector, industry or geographic region, or the market in general. Different parts of the market and different types of securities can react differently to these developments. For example, the stocks of growth companies can react differently from the stocks of value companies, and the stocks of large cap companies can react differently from the stocks of small cap companies. Certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on stock markets.

31

Company Risk: Changes in the financial condition of a company or other issuer, changes in specific market, economic, political, and regulatory conditions that affect a particular type of investment or issuer, and changes in general market, economic, political, and regulatory conditions can adversely affect the price of an investment. The price of securities of smaller, less well-known companies can be more volatile than the price of securities of larger companies or the market in general.

Growth Company Risk: The stocks of growth companies can be more sensitive to the company’s earnings and more volatile than the market in general.

Foreign Risk: Investments in securities of foreign issuers, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, economic, political, or regulatory conditions and developments. Political, social, and economic instability, the imposition of currency or capital controls, or the expropriation or nationalization of assets in a particular country can cause dramatic declines in that country’s economy. Less stringent regulatory, accounting, and disclosure requirements for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. Additional risks of foreign investments include trading, settlement, custodial, and other operational risks, and withholding and other taxes. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to market, economic, political, or regulatory developments than the U.S. market.

Emerging Markets Risk: Emerging markets investments can involve additional and greater risks than the risks associated with investments in developed foreign markets securities. Emerging markets typically have less economic development, market structure and depth and regulatory oversight than developed countries. Emerging markets can also be subject to greater political, social, and economic instability. These factors can make emerging market investments more volatile and less liquid than investments in developed markets.

Currency Risk: A decline in the value of a foreign currency relative to the U.S. dollar reduces the value of the foreign currency and investments denominated in that currency. In addition, the use of foreign exchange contracts to reduce foreign currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar. The value of foreign currencies relative to the U.S. dollar fluctuates in response to, among other factors, interest rate changes, intervention (or failure to intervene) by the U.S. or foreign governments, central banks, or supranational entities such as the International Monetary Fund, the imposition of currency controls, and other political or regulatory developments in the U.S. or abroad. Foreign currency values can decrease significantly both in the short term and over the long term in response to these and other developments.

Geographic Concentration Risk: Because MFS may invest a relatively large percentage of the fund’s assets in issuers located in a single country, a small number of countries, or a particular geographic region, the fund’s performance could be closely tied to the market, currency, economic, political, or regulatory conditions and developments in those countries or that region, and could be more volatile than the performance of more geographically-diversified funds.

Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s). Gains or losses from derivatives can be substantially greater than the derivatives’ original cost, and therefore, can involve leverage. Derivatives can be complex instruments and can involve analysis that differs from that required for other investment types used by the fund. If the value of a derivative does not correlate well with the particular market or other asset class the derivative is intended to provide exposure to, the derivative may not have the effect anticipated. Derivatives can also reduce the opportunity for gains or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments.

Leveraging Risk: Certain transactions, including when-issued, delayed-delivery, and forward commitment purchases, loans of portfolio securities, and the use of some derivatives, can result in leverage. Leverage involves investment exposure in an amount exceeding the initial investment. In transactions involving leverage, a relatively small market movement or change in other underlying indicator can lead to significantly larger losses to the fund. Leverage can cause increased volatility by magnifying gains or losses on underlying investments.

32

Investment Selection Risk: The MFS analysis of an investment can be incorrect and its selection of investments can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Counterparty and Third Party Risk: Transactions involving a counterparty other than the issuer of the instrument, or a third party responsible for servicing the instrument, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction.

Liquidity Risk: Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market or in limited volume, or may not have an active trading market. As a result, it may not be possible to sell the investment at any particular time or at an acceptable price.

Frequent Trading Risk: Frequent trading increases transaction costs, which may reduce the fund’s return.

Defensive Investing Risk: When MFS invests defensively, different factors could affect the fund’s performance and the fund may not achieve its investment objective. In addition, the defensive strategy may not work as intended.

Information about investment strategies and investment types not described in the Prospectus and the risks associated with those investment strategies and investment types are described in the fund’s Statement of Additional Information (“SAI”).

Bar Chart and Performance Table

The bar chart and performance table below are intended to indicate some of the risks of investing in the fund by showing changes in the fund’s performance over time. The performance table also shows how the fund's performance over time compares with that of a broad measure of market performance and one or more other performance measures.

The chart and table provide past performance information. The fund’s past performance does not necessarily indicate how the fund will perform in the future. The returns shown do not reflect fees and expenses imposed by the separate accounts established by insurance companies in order to serve as investment vehicles for variable annuity and variable life insurance contracts, qualified pension and retirement plans, and other eligible investors. If these fees and expenses were included, they would reduce the returns shown.

Bar Chart. The bar chart will show changes over time in the annual total return of Service Class shares for ten calendar years, and assumes the reinvestment of distributions.

33

The total return for the three-month period ended March 31, 2008 was (7.76)%. During the periods shown in the bar chart, the highest quarterly return was 17.99% (for the calendar quarter ended June 30, 2003) and the lowest quarterly return was (15.19)% (for the calendar quarter ended September 30, 2002).

34

Performance Table. This table shows how the average annual total returns of the fund compare to a broad measure of market performance and one or more other performance measures, and assumes the reinvestment of distributions.

Average Annual Total Returns (for the Periods Ended December 31, 2007)

	1 Year	5 Years	10 Years
MFS International Growth Portfolio – Service Class Shares	16.26%	22.42%	9.96%
Benchmark Comparisons
MSCI All Country World (ex-US) Growth Index*†	21.40%	22.71%	8.04%
MSCI EAFE (Europe, Australasia, Far East) Growth Index **†	16.84%	20.25%	6.75%

*	The MSCI (Morgan Stanley Capital International) All Country World (ex-US) Growth Index is a market capitalization-weighted index that is designed to measure equity market performance for growth securities in the global developed and emerging markets, excluding the U.S.

**	The MSCI (Morgan Stanley Capital International) EAFE (Europe, Australasia, Far East) Growth Index is a market capitalization-weighted index that is designed to measure equity market performance for growth securities in the developed markets, excluding the U.S. and Canada.

†	Source: FactSet Research Systems Inc.

All performance results reflect any applicable fee and expense waivers in effect during the periods shown; without these, the results would have been lower.

The fund commenced investment operations on June 3, 1996, with the offering of Initial Class shares and subsequently offered Service Class shares on August 24, 2001. Performance for Service Class shares includes the performance of the fund’s Initial Class shares for periods prior to their offering (“blended performance”). Blended performance has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees); therefore, the use of blended performance generally results in higher performance.

Prior to November 30, 1998, Foreign & Colonial Management Ltd. (“FCM”) and its subsidiary, Foreign & Colonial Emerging Markets Limited (“FCEM”), managed certain assets of the fund. MFS assumed all portfolio management responsibilities from FCM and FCEM for the fund on November 30, 1998. Performance information for periods prior to November 30, 1998 reflects this former sub-investment advisory relationship.

35

MFS International Value Portfolio

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.

MFS may invest a relatively high percentage of the fund’s assets in a single country, a small number of countries, or a particular geographic region.

MFS focuses on investing the fund’s assets in the stocks of companies that it believes are undervalued compared to their perceived worth (value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures.

MFS may invest the fund’s assets in companies of any size.

MFS may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments.

MFS uses a bottom-up investment approach in buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of issuers and their potential in light of their current financial condition and industry position, and market, economic, political, and regulatory conditions. Factors considered may include analysis of earnings, cash flows, competitive position, and management ability. Quantitative analysis of these and other factors may also be considered.

MFS may engage in active and frequent trading in pursuing the fund's principal investment strategies.

In response to market, economic, political, or other conditions, MFS may depart from the fund’s principal investment strategies by temporarily investing for defensive purposes.

Principal Investment Types

Equity Securities: Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company or other issuer. Different types of equity securities provide different voting and dividend rights and priorities in the event of bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

Derivatives: Derivatives are financial instruments whose value is based on the value of one or more indicators, such as a security, asset, currency, interest rate, credit rating, commodity, or index. Derivatives often involve a counterparty to the transaction. Derivatives include futures, forward contracts, options, structured notes, inverse floating rate instruments, swaps, caps, floors, and collars.

Principal Risks

As with any mutual fund, you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Stock Market Risk: The price of an equity security fluctuates in response to issuer, market, economic, industry, political, and regulatory developments. Prices can decrease significantly in response to these developments, and these developments can affect a single issuer, issuers within a broad market sector, industry or geographic region, or the market in general. Different parts of the market and different types of securities can react differently to these developments. For example, the stocks of growth companies can react differently from the stocks of value companies, and the stocks of large cap companies can react differently from the stocks of small cap companies. Certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on stock markets.

36

Company Risk: Changes in the financial condition of a company or other issuer, changes in specific market, economic, political, and regulatory conditions that affect a particular type of investment or issuer, and changes in general market, economic, political, and regulatory conditions can adversely affect the price of an investment. The price of securities of smaller, less well-known companies can be more volatile than the price of securities of larger companies or the market in general.

Value Company Risk: The stocks of value companies can continue to be undervalued for long periods of time and not realize their expected value.

Foreign Risk: Investments in securities of foreign issuers, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, economic, political, or regulatory conditions and developments. Political, social, and economic instability, the imposition of currency or capital controls, or the expropriation or nationalization of assets in a particular country can cause dramatic declines in that country’s economy. Less stringent regulatory, accounting, and disclosure requirements for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. Additional risks of foreign investments include trading, settlement, custodial, and other operational risks, and withholding and other taxes. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to market, economic, political, or regulatory developments than the U.S. market.

Emerging Markets Risk: Emerging markets investments can involve additional and greater risks than the risks associated with investments in developed foreign markets securities. Emerging markets typically have less economic development, market structure and depth and regulatory oversight than developed countries. Emerging markets can also be subject to greater political, social, and economic instability. These factors can make emerging market investments more volatile and less liquid than investments in developed markets.

Currency Risk: A decline in the value of a foreign currency relative to the U.S. dollar reduces the value of the foreign currency and investments denominated in that currency. In addition, the use of foreign exchange contracts to reduce foreign currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar. The value of foreign currencies relative to the U.S. dollar fluctuates in response to, among other factors, interest rate changes, intervention (or failure to intervene) by the U.S. or foreign governments, central banks, or supranational entities such as the International Monetary Fund, the imposition of currency controls, and other political or regulatory developments in the U.S. or abroad. Foreign currency values can decrease significantly both in the short term and over the long term in response to these and other developments.

Geographic Concentration Risk: Because MFS may invest a relatively large percentage of the fund’s assets in issuers located in a single country, a small number of countries, or a particular geographic region, the fund’s performance could be closely tied to the market, currency, economic, political, or regulatory conditions and developments in those countries or that region, and could be more volatile than the performance of more geographically-diversified funds.

Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s). Gains or losses from derivatives can be substantially greater than the derivatives’ original cost, and therefore, can involve leverage. Derivatives can be complex instruments and can involve analysis that differs from that required for other investment types used by the fund. If the value of a derivative does not correlate well with the particular market or other asset class the derivative is intended to provide exposure to, the derivative may not have the effect anticipated. Derivatives can also reduce the opportunity for gains or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments.

Leveraging Risk: Certain transactions, including when-issued, delayed-delivery, and forward commitment purchases, loans of portfolio securities, and the use of some derivatives, can result in leverage. Leverage involves investment exposure in an amount exceeding the initial investment. In transactions involving leverage, a relatively small market movement or change in other underlying indicator can lead to significantly larger losses to the fund. Leverage can cause increased volatility by magnifying gains or losses on underlying investments.

37

Investment Selection Risk: The MFS analysis of an investment can be incorrect and its selection of investments can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Counterparty and Third Party Risk: Transactions involving a counterparty other than the issuer of the instrument, or a third party responsible for servicing the instrument, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction.

Liquidity Risk: Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market or in limited volume, or may not have an active trading market. As a result, it may not be possible to sell the investment at any particular time or at an acceptable price.

Frequent Trading Risk: Frequent trading increases transaction costs, which may reduce the fund’s return.

Defensive Investing Risk: When MFS invests defensively, different factors could affect the fund’s performance and the fund may not achieve its investment objective. In addition, the defensive strategy may not work as intended.

Information about investment strategies and investment types not described in the Prospectus and the risks associated with those investment strategies and investment types are described in the fund’s Statement of Additional Information (“SAI”).

Bar Chart and Performance Table

The bar chart and performance table below are intended to indicate some of the risks of investing in the fund by showing changes in the fund’s performance over time. The performance table also shows how the fund's performance over time compares with that of a broad measure of market performance and one or more other performance measures.

The chart and table provide past performance information. The fund’s past performance does not necessarily indicate how the fund will perform in the future. The returns shown do not reflect fees and expenses imposed by the separate accounts established by insurance companies in order to serve as investment vehicles for variable annuity and variable life insurance contracts, qualified pension and retirement plans, and other eligible investors. If these fees and expenses were included, they would reduce the returns shown.

Bar Chart. The bar chart will show changes over time in the annual total return of Service Class shares for ten calendar years, and assumes the reinvestment of distributions.

38

The total return for the three-month period ended March 31, 2008 was (4.64)%. During the periods shown in the bar chart, the highest quarterly return was 16.57% (for the calendar quarter ended December 31, 2003) and the lowest quarterly return was (14.73)% (for the calendar quarter ended September 30, 2002).

39

Performance Table. This table shows how the average annual total returns of the fund compare to a broad measure of market performance and one or more other performance measures, and assumes the reinvestment of distributions.

Average Annual Total Returns (for the Periods Ended December 31, 2007)

	1 Year	5 Years	10 Years
MFS International Value Portfolio – Service Class Shares	7.04%	21.97%	11.68%
Benchmark Comparisons
MSCI EAFE (Europe, Australasia, Far East) Value Index*†	6.49%	23.82%	11.12%
MSCI EAFE (Europe, Australasia, Far East) Index**†	11.63%	22.08%	9.04%

*	The MSCI (Morgan Stanley Capital International) EAFE (Europe, Australasia, Far East) Value Index is a market capitalization-weighted index that is designed to measure equity market performance for value securities in the developed markets, excluding the U.S. and Canada.

**	The MSCI (Morgan Stanley Capital International) EAFE (Europe, Australasia, Far East) Index is a market capitalization-weighted index that is designed to measure equity market performance in the developed markets, excluding the U.S. and Canada.

†	Source: FactSet Research Systems Inc.

All performance results reflect any applicable fee and expense waivers in effect during the periods shown; without these, the results would have been lower.

The fund commenced investment operations on October 2, 1995, with the offering of Initial Class shares and subsequently offered Service Class shares on August 24, 2001. Performance for Service Class shares includes the performance of the fund’s Initial Class shares for periods prior to their offering (“blended performance”). Blended performance has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees); therefore, the use of blended performance generally results in higher performance.

Prior to September 8, 1997, Foreign & Colonial Management Ltd. (“FCM”) and its subsidiary, Foreign & Colonial Emerging Markets Limited (“FCEM”), managed certain assets of the fund. MFS assumed all portfolio management responsibilities from FCM and FCEM for the fund on September 8, 1997. Performance information for periods prior to September 8, 1997 reflects this former sub-investment advisory relationship.

40

MFS Research International Portfolio

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.

MFS may invest a relatively high percentage of the fund’s assets in a single country, a small number of countries, or a particular geographic region.

In selecting investments for the fund, MFS is not constrained to any particular investment style. MFS may invest the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

MFS may invest the fund’s assets in companies of any size.

MFS may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments.

A team of investment research analysts selects investments for the fund. MFS allocates the fund’s assets to analysts by broad market sectors.

MFS uses a bottom-up investment approach in buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of issuers and their potential in light of their current financial condition and industry position, and market, economic, political, and regulatory conditions. Factors considered may include analysis of earnings, cash flows, competitive position, and management ability. Quantitative analysis of these and other factors may also be considered.

MFS may engage in active and frequent trading in pursuing the fund’s principal investment strategies.

In response to market, economic, political, or other conditions, MFS may depart from the fund’s principal investment strategies by temporarily investing for defensive purposes.

Principal Investment Types

Equity Securities: Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company or other issuer. Different types of equity securities provide different voting and dividend rights and priorities in the event of bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

Derivatives: Derivatives are financial instruments whose value is based on the value of one or more indicators, such as a security, asset, currency, interest rate, credit rating, commodity, or index. Derivatives often involve a counterparty to the transaction. Derivatives include futures, forward contracts, options, structured notes, inverse floating rate instruments, swaps, caps, floors, and collars.

Principal Risks

As with any mutual fund, you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Stock Market Risk: The price of an equity security fluctuates in response to issuer, market, economic, industry, political, and regulatory developments. Prices can decrease significantly in response to these developments, and

41

these developments can affect a single issuer, issuers within a broad market sector, industry or geographic region, or the market in general. Different parts of the market and different types of securities can react differently to these developments. For example, the stocks of growth companies can react differently from the stocks of value companies, and the stocks of large cap companies can react differently from the stocks of small cap companies. Certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on stock markets.

Company Risk: Changes in the financial condition of a company or other issuer, changes in specific market, economic, political, and regulatory conditions that affect a particular type of investment or issuer, and changes in general market, economic, political, and regulatory conditions can adversely affect the price of an investment. The price of securities of smaller, less well-known companies can be more volatile than the price of securities of larger companies or the market in general.

Foreign Risk: Investments in securities of foreign issuers, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, economic, political, or regulatory conditions and developments. Political, social, and economic instability, the imposition of currency or capital controls, or the expropriation or nationalization of assets in a particular country can cause dramatic declines in that country’s economy. Less stringent regulatory, accounting, and disclosure requirements for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. Additional risks of foreign investments include trading, settlement, custodial, and other operational risks, and withholding and other taxes. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to market, economic, political, or regulatory developments than the U.S. market.

Emerging Markets Risk: Emerging markets investments can involve additional and greater risks than the risks associated with investments in developed foreign markets securities. Emerging markets typically have less economic development, market structure and depth and regulatory oversight than developed countries. Emerging markets can also be subject to greater political, social, and economic instability. These factors can make emerging market investments more volatile and less liquid than investments in developed markets.

Currency Risk: A decline in the value of a foreign currency relative to the U.S. dollar reduces the value of the foreign currency and investments denominated in that currency. In addition, the use of foreign exchange contracts to reduce foreign currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar. The value of foreign currencies relative to the U.S. dollar fluctuates in response to, among other factors, interest rate changes, intervention (or failure to intervene) by the U.S. or foreign governments, central banks, or supranational entities such as the International Monetary Fund, the imposition of currency controls, and other political or regulatory developments in the U.S. or abroad. Foreign currency values can decrease significantly both in the short term and over the long term in response to these and other developments.

Geographic Concentration Risk: Because MFS may invest a relatively large percentage of the fund’s assets in issuers located in a single country, a small number of countries, or a particular geographic region, the fund’s performance could be closely tied to the market, currency, economic, political, or regulatory conditions and developments in those countries or that region, and could be more volatile than the performance of more geographically-diversified funds.

Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s). Gains or losses from derivatives can be substantially greater than the derivatives’ original cost, and therefore, can involve leverage. Derivatives can be complex instruments and can involve analysis that differs from that required for other investment types used by the fund. If the value of a derivative does not correlate well with the particular market or other asset class the derivative is intended to provide exposure to, the derivative may not have the effect anticipated. Derivatives can also reduce the opportunity for gains or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments.

Leveraging Risk: Certain transactions, including when-issued, delayed-delivery, and forward commitment purchases, loans of portfolio securities, and the use of some derivatives, can result in leverage. Leverage involves investment exposure in an amount exceeding the initial investment. In transactions involving leverage, a relatively small market movement or change in other underlying indicator can lead to significantly larger losses to the fund. Leverage can cause increased volatility by magnifying gains or losses on underlying investments.

42

Investment Selection Risk: The MFS analysis of an investment can be incorrect and its selection of investments can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Counterparty and Third Party Risk: Transactions involving a counterparty other than the issuer of the instrument, or a third party responsible for servicing the instrument, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction.

Liquidity Risk: Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market or in limited volume, or may not have an active trading market. As a result, it may not be possible to sell the investment at any particular time or at an acceptable price.

Frequent Trading Risk: Frequent trading increases transaction costs, which may reduce the fund’s return.

Defensive Investing Risk: When MFS invests defensively, different factors could affect the fund’s performance and the fund may not achieve its investment objective. In addition, the defensive strategy may not work as intended.

Information about investment strategies and investment types not described in the Prospectus and the risks associated with those investment strategies and investment types are described in the fund’s Statement of Additional Information (“SAI”).

Bar Chart and Performance Table

The bar chart and performance table below are intended to indicate some of the risks of investing in the fund by showing changes in the fund’s performance over time. The performance table also shows how the fund's performance over time compares with that of a broad measure of market performance and one or more other performance measures.

The chart and table provide past performance information. The fund’s past performance does not necessarily indicate how the fund will perform in the future. The returns shown do not reflect fees and expenses imposed by the separate accounts established by insurance companies in order to serve as investment vehicles for variable annuity and variable life insurance contracts, qualified pension and retirement plans, and other eligible investors. If these fees and expenses were included, they would reduce the returns shown.

Bar Chart. The bar chart will show changes over time in the annual total return of Service Class shares for ten calendar years, and assumes the reinvestment of distributions.

43

The total return for the three-month period ended March 31, 2008 was (8.38)%. During the periods shown in the bar chart, the highest quarterly return was 16.13% (for the calendar quarter ended December 31, 2003) and the lowest quarterly return was (14.64)% (for the calendar quarter ended September 30, 2002).

44

Performance Table. This table shows how the average annual total returns of the fund compare to a broad measure of market performance and one or more other performance measures, and assumes the reinvestment of distributions.

Average Annual Total Returns (for the Periods Ended December 31, 2007)

	1 Year	5 Years	Life#
MFS Research International Portfolio – Service Class Shares	12.81%	21.90%	10.51%
Benchmark Comparisons
MSCI EAFE (Europe, Australasia, Far East) Index*†	11.63%	22.08%	7.72%
MSCI All Country World (ex-US) Index**†	17.12%	24.52%	8.93%

#	Life refers to the period from the commencement of the fund’s investment operations, May 6, 1998, through December 31, 2007. Index information is from May 1, 1998.

*	The MSCI (Morgan Stanley Capital International) EAFE (Europe, Australasia, Far East) Index is a market capitalization-weighted index that is designed to measure equity market performance in the developed markets, excluding the U.S. and Canada.

**	MSCI All Country World (ex-US) Index is a market capitalization-weighted index that is designed to measure equity market performance in the developed and emerging markets, excluding the U.S.

†	Source: FactSet Research Systems Inc.

All performance results reflect any applicable fee and expense waivers in effect during the periods shown; without these, the results would have been lower.

The fund commenced investment operations on May 6, 1998, with the offering of Initial Class shares and subsequently offered Service Class shares on August 24, 2001. Performance for Service Class shares includes the performance of the fund’s Initial Class shares for periods prior to their offering (“blended performance”). Blended performance has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees); therefore, the use of blended performance generally results in higher performance.

45

EXPENSE SUMMARY

Expense Table

This table describes the fees and expenses that you may pay when you hold shares of the fund. These expenses do not reflect the fees and expenses imposed by the separate accounts established by insurance companies in order to serve as investment vehicles for variable annuity and variable life insurance contracts, qualified pension and retirement plans, and other eligible investors, through which an investment in the fund is made. If these fees and expenses had been included, your expenses would be higher. The annual fund operating expenses are based on expenses incurred during the fund's most recently completed fiscal year adjusted to reflect annualized expenses and certain current fee arrangements. The fund’s annual operating expenses may vary in future years.

Annual Fund Operating Expenses (expenses that are deducted from fund assets):

Service Class	MFS Blended Research Core Equity Portfolio (formerly, Massachusetts Investors Trust Series)	MFS Blended Research Growth Portfolio	MFS Blended Research Value Portfolio
Management Fee	0.55%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees(1)	0.25%	0.25%	0.25%
Other Expenses(2)	0.08%	10.16%	10.22%
Total Annual Fund Operating Expenses(2)	0.88%	11.01%	11.07%
Fee Reductions(3)	(0.03)%	(10.16)%	(10.22)%
Net Expenses(2)	0.85%	0.85%	0.85%

Service Class	MFS Emerging Markets Equity Portfolio	MFS Global Growth Portfolio	MFS Global Total Return Portfolio
Management Fee	1.05%	0.90%	0.75%
Distribution and/or Service (12b-1) Fees(1)	0.25%	0.25%	0.25%
Other Expenses(2)	0.52%	0.21%	0.22%
Total Annual Fund Operating Expenses(2)	1.82%	1.36%	1.22	%(3)

Service Class	MFS International Growth Portfolio	MFS International Value Portfolio	MFS Research International Portfolio
Management Fee	0.90%	0.90%	0.90%
Distribution and/or Service (12b-1) Fees(1)	0.25%	0.25%	0.25%
Other Expenses(2)	0.23%	0.17%	0.18%
Total Annual Fund Operating Expenses(2)	1.38%	1.32%	1.33	%(3)

(1)	The fund’s Rule 12b-1 plan permits it to pay distribution and/or service fees to support the sale and distribution of the fund’s shares and the services provided by financial intermediaries. The maximum rates that may be charged under the plan are set forth under ‘‘Distribution and Service Fees.’’

(2)	The fund has entered into an expense offset arrangement that reduces the fund’s custodian fee based upon the amount of cash maintained by the fund with its custodian. Such fee reduction is not reflected in the table. Had this fee reduction been taken into account, “Total Annual Fund Operating Expenses” (and “Net Expenses, if applicable”), would be lower.

(3)	MFS has agreed in writing to bear MFS Global Total Return Portfolio’s expenses such that “Total Annual Fund Operating Expenses,” determined without giving effect to the expense offset arrangement described above does not exceed 1.15% for Service Class shares. This fee reduction is not reflected in the table above. This written agreement excludes interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, and will continue until at least August 31, 2008.

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MFS has also agreed in writing to bear MFS Blended Research Core Equity Portfolio’s, MFS Blended Research Growth Portfolio’s, and MFS Blended Research Value Portfolio’s expenses such that “Total Annual Operating Expenses,” (and “Net Expenses,” if applicable) determined without giving effect to the expense offset arrangement described above, do not exceed 0.85% for Service Class Shares. These written agreements exclude interest, taxes, extraordinary expenses, brokerage and transactions, and investment-related expenses, and will continue until at least April 30, 2010 for MFS Blended Research Core Equity Portfolio and until at least April 30, 2009 for MFS Blended Research Growth Portfolio and MFS Blended Research Value Portfolio.

Example of Expenses

These examples are intended to help you compare the cost of investing in each fund with the cost of investing in other mutual funds. These examples do not reflect the fees and expenses imposed by the investment vehicle through which an investment in the fund is made. If these fees and expenses were included, your expenses would be higher.

The examples assume that:

•	You invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated);

•	Your investment has a 5% return each year and dividends and other distributions are reinvested; and

•

The fund’s operating expenses remain the same, except that the fund’s total operating expenses are assumed to be the fund’s “Net Expenses” for the period during which any written fee reductions are in effect (see “Expense Summary - Expense Table” above).

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Fund	1 Year	3 Years	5 Years	10 Years
MFS Blended Research Core Equity Portfolio (formerly, Massachusetts Investors Trust Series)
Service Class	$87	$275	$482	$1,079
MFS Blended Research Growth Portfolio*
Service Class	$87	$2,244	N/A	N/A
MFS Blended Research Value Portfolio*
Service Class	$87	$2,255	N/A	N/A
MFS Emerging Markets Equity Portfolio
Service Class	$185	$573	$985	$2,137
MFS Global Growth Portfolio
Service Class	$138	$431	$745	$1,635
MFS Global Total Return Portfolio
Service Class	$124	$387	$670	$1,477
MFS International Growth Portfolio
Service Class	$141	$437	$755	$1,657
MFS International Value Portfolio
Service Class	$134	$418	$723	$1,590
MFS Research International Portfolio
Service Class	$135	$421	$729	$1,601

*	The fund commenced investment operations on December 18, 2007.

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MANAGEMENT OF THE FUND

Investment Adviser

Massachusetts Financial Services Company (‘‘MFS’’), located at 500 Boylston Street, Boston, Massachusetts, serves as the investment adviser for each fund. Subject to the supervision of the fund’s Board of Trustees, MFS is responsible for managing each fund’s investments, executing transactions and providing related administrative services and facilities under an Investment Advisory Agreement between each fund and MFS.

For the fiscal year ended December 31, 2007, each fund paid MFS an effective management fee equal to the percentage of the fund’s average daily net assets as set forth below. The management fee set forth in each fund’s Investment Advisory Agreement is the percentage annually of the funds’ average daily net assets as set forth below.

Fund	Effective Management Fee	Management Fee As Set Forth in the Investment Advisory Agreement
MFS Blended Research Core Equity Portfolio (formerly, Massachusetts Investors Trust Series)	0.55%	0.55%
MFS Blended Research Growth Portfolio MFS Blended Research Value Portfolio	0.60%	0.60%
MFS Emerging Markets Equity Portfolio	1.05%	1.05% of first $500 million; 1.00% in excess of $500 million
MFS Global Growth Portfolio	0.90%	0.90% of first $1 billion; 0.75% in excess of $1 billion up to $2 billion; 0.65% in excess of $2 billion
MFS Global Total Return Portfolio	0.75%	0.75% of first $300 million; 0.675% in excess of $300 million
MFS International Growth Portfolio MFS International Value Portfolio MFS Research International Portfolio	0.90%	0.90% of first $1 billion; 0.80% in excess of $1 billion up to $2 billion; 0.70% in excess of $2 billion

In addition, MFS has agreed in writing to bear each of the following funds’ expenses such that “Total Annual Operating Expenses,” do not exceed the following percentages annually of the average daily net assets of the fund’s Service Class as set forth below:

Fund	Service Class	Effective Until
MFS Blended Research Core Equity Portfolio	0.85%	4/30/2010
MFS Blended Research Growth Portfolio	0.85%	4/30/2009
MFS Blended Research Value Portfolio	0.85%	4/30/2009
MFS Global Total Return Portfolio	1.15%	8/31/2008
MFS Research International Portfolio	1.35%	8/31/2008

These written agreements exclude interest, taxes, extraordinary expenses, brokerage and transactions, and investment - related expenses, and will continue until at least the effective date referenced above.

MFS has also agreed in writing to assume and bear MFS Blended Research Core Equity Portfolio’s “Total Annual Operating Expenses” which exceed 1.25% annually of the fund’s average daily net assets. This expense limitation excludes interest, taxes, brokerage commissions and extraordinary expenses, and will continue until modified by the fund’s shareholders.

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A discussion regarding the basis for the Board of Trustees’ approval of the Investment Advisory Agreement is available in each fund’s most recent annual report for the one year period that ends December 31 and for the period that ends December 31 for the MFS Blended Research Growth Portfolio and the MFS Blended Research Value Portfolio.

MFS is America’s oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $200 billion as of December 31, 2007.

Since December 2003, MFS, MFS Fund Distributors, Inc., MFS Service Center, Inc., MFS Corporation Retirement Committee, Sun Life Financial Inc., various MFS funds, certain current and/or former Trustees of the MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The various lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, and inadequately disclosed MFS’ internal policies concerning market timing and such matters, (ii) received excessive compensation as fiduciaries with respect to the MFS funds, or (iii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of MFS fund shares and inadequately disclosed MFS’ use of fund assets in this manner. The lawsuits assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940, and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974 (ERISA), as well as fiduciary duties and other violations of common law. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held, or redeemed shares of the MFS funds during specified periods, as ERISA actions by participants in certain retirement plan accounts on behalf of those accounts, or as derivative actions on behalf of the MFS funds.

The lawsuits relating to market timing and related matters have been transferred to, and consolidated before, the United States District Court for the District of Maryland, as part of a multi-district litigation of market timing and related claims involving several other fund complexes (In re Mutual Funds Investment Litigation (Alger, Columbia, Janus, MFS, One Group, Putnam, Allianz Dresdner), No. 1:04-md-15863 (transfer began March 19, 2004)). The market timing cases related to the MFS funds include Riggs v. MFS et al., Case No. 04-CV-01162-JFM (direct), Hammerslough v. MFS et al., Case No. 04-MD-01620 (derivative), Anita Walker v. MFS et al., Case No. 1:04-CV-01758 (ERISA), and Reaves v. MFS Series Trust I, et al., Case No. 1:05-CV-02220-JFM (Class B Shares). The plaintiffs in these consolidated lawsuits generally seek injunctive relief including removal of the named Trustees, adviser and distributor, rescission of contracts and 12b-1 Plans, disgorgement of fees and profits, monetary damages, punitive damages, attorney’s fees and costs and other equitable and declaratory relief. One lawsuit alleging improper brokerage allocation practices and excessive compensation is pending in the United States District Court for the District of Massachusetts (Forsythe v. Sun Life Financial Inc., et al., No. 04cv10584 (GAO) (a consolidated action, first filed on March 25, 2004). The plaintiffs in this lawsuit are generally seeking compensatory damages, punitive damages, recovery of fees, rescission of contracts, an accounting, restitution, equitable and/or injunctive relief and attorney’s fees and costs. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the MFS funds. Several claims of the various lawsuits have been dismissed; MFS and the other named defendants continue to defend the various lawsuits.

Disclosure of Portfolio Holdings. The MFS funds have established a policy with respect to the disclosure of fund portfolio holdings. A description of this policy is provided in the SAI. In addition, the following information is generally available to you on the MFS Web site (mfs.com) by clicking “Products and Performance,” then “Variable Insurance Portfolios,” then “VIT II,” and then on a fund name:

Information	Approximate Date of Posting to Web Site
Fund’s top 10 securities holdings as of each month’s end	14 days after month end
Fund’s full securities holdings as of each month’s end	24 days after month end

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If a fund has substantial investments in both equity and debt instruments (e.g., MFS Global Total Return Portfolio), the fund’s top 10 equity holdings and top 10 debt holdings will be made available.

Note that the fund or MFS may suspend the posting of this information or modify the elements of this web posting policy without notice to shareholders. Once posted, the above information will remain available on the Web site until at least the date on which the fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the Web site information is current.

Portfolio Manager(s)

Information regarding the portfolio manager(s) of each fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of fund shares, and possible conflicts of interest, is available in the fund’s SAI. Each portfolio manager is primarily responsible for the day-to-day management of the fund unless otherwise specified.

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Fund	Portfolio Manager	Primary Role	Since	Title and Five Year History
MFS Blended Research Core Equity Portfolio (formerly, Massachusetts Investors Trust Series)	Matthew Krummell	Equity Securities Portfolio Manager	2007	Investment Officer of MFS; employed in the investment area of MFS since 2001.

MFS Blended Research Growth Portfolio	Eric Weigel	Equity Securities Portfolio Manager	Inception

Investment Officer of MFS; employed in the investment area of MFS since 2007. Founder and Portfolio

Manager for Long Point Partners, LLC from 2005 to 2007. Chief Investment Officer for Milestone International from 2004 to 2005. Various roles including Portfolio Manager at Pioneer Investments prior to 2004.

MFS Blended Research Value Portfolio	Jonathan W. Sage	Equity Securities Portfolio Manager	Inception	Investment Officer of MFS; employed in the investment area of MFS since 2000.

MFS Emerging Markets Equity Portfolio	Nicholas Smithie	Portfolio Manager	2002	Investment Officer of MFS; employed in the investment area of MFS since 1998.

MFS Global Growth Portfolio	Barry P. Dargan	Portfolio Manager	2003	Investment Officer of MFS; employed in the investment area of MFS since 1996.

	Nicholas Smithie	Portfolio Manager	2002	Investment Officer of MFS; employed in the investment area of MFS since 1998.

MFS Global Total Return Portfolio	Nevin P. Chitkara	Equity Securities Portfolio Manager	2006	Investment Officer of MFS; employed in the investment area of MFS since 1997.

	Steven R. Gorham	Equity Securities Portfolio Manager	2000	Investment Officer of MFS; employed in the investment area of MFS since 1992.

	Matthew W. Ryan	Debt Securities Portfolio Manager	2002	Investment Officer of MFS; employed in the investment area of MFS since 1997.

	Erik S. Weisman	Debt Securities Portfolio Manager	2005	Investment Officer of MFS; employed in the investment area of MFS since 2002.

	Barnaby Wiener	Equity Securities Portfolio Manager	2003	Investment Officer of MFS; employed in the investment area of MFS since 1998.

MFS International Growth Portfolio	Barry P. Dargan	Portfolio Manager	2001	Investment Officer of MFS; employed in the investment area of MFS since 1996.

MFS International Value Portfolio	Barnaby Wiener	Portfolio Manager	2003	Investment Officer of MFS; employed in the investment area of MFS since 1996.

MFS Research International Portfolio	Jose Luis Garcia	Portfolio Manager, General Oversight of a Team of Analysts	2005	Investment Officer of MFS; employed in the investment area of MFS since 2002.

	Thomas Melendez	Portfolio Manager, General Oversight of a Team of Analysts	2005	Investment Officer of MFS; employed in the investment area of MFS since 2002.

Administrator

MFS provides each fund with certain financial, legal, and other administrative services under a Master Administrative Services Agreement between each fund and MFS. Under the Agreement, MFS is paid an annual fee for providing these services.

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Distributor

MFS Fund Distributors, Inc. (referred to as MFD), a wholly owned subsidiary of MFS, is the distributor of shares of each fund.

Shareholder Servicing Agent

MFS Service Center, Inc. (‘‘MFSC’’), a wholly owned subsidiary of MFS, provides dividend and distribution disbursing and transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of each fund under a Shareholder Servicing Agent Agreement. MFSC receives a fee based on the costs it incurs in providing these services and a target profit margin. In addition, MFSC is reimbursed for out-of-pocket expenses.

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DESCRIPTION OF SHARE CLASSES

Each fund offers Initial Class and Service Class shares. Service Class shares are offered through this prospectus. If you would like to receive a copy of the prospectus for Initial Class shares, please call MFSC.

Each fund offers Service Class shares to separate accounts established by insurance companies to serve as investment vehicles for variable annuity and variable life insurance contracts, to qualified pension and retirement plans, and to any other person or plan permitted to hold shares of the trust pursuant to applicable Treasury Regulations without impairing the ability of insurance companies to satisfy the diversification requirements of Section 817(h) of the Internal Revenue Code (the “Code”).

Distribution and Service Fees

Each fund has adopted a plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the “Distribution Plan”). Under the Distribution Plan, Service Class shares pay distribution and/or service fees to MFD to support the sale and distribution of Service Class shares as well as shareholder servicing and account maintenance activities. These distribution and/or service fees equal on an annual basis up to 0.25% of average daily net assets of the class. These fees are paid out of fund assets of the Service Class shares. Because these fees are an ongoing expense of the fund, they increase the cost of your investment over time and may cost you more than other types of sales charges.

Financial Intermediary Compensation

Insurance companies, plan sponsors, and other eligible investors to whom shares of the funds are offered (collectively, together with their affiliates, “Financial Intermediaries”) receive various forms of compensation in connection with the sale of shares of the funds and/or the servicing of accounts. Financial Intermediaries may receive such compensation (i) in the form of ongoing asset-based compensation paid by MFD based on Distribution Plan distribution and service payments received by MFD from the fund (as described under “Description of Share Classes - Distribution and Service Fees”), and (ii) in the form of payments paid by MFD and/or one or more of its affiliates (for purposes of this section only, collectively, “MFD”) from MFD’s own additional resources.

The types of payments described above are not exclusive and such payments can be significant to the Financial Intermediary. In addition, the compensation that Financial Intermediaries receive may vary by class of shares sold and among Financial Intermediaries. Depending upon the arrangements in place at any particular time, Financial Intermediaries may have a financial incentive to recommend a particular fund or share class.

In addition, Financial Intermediaries may receive payments from MFD from MFD’s own additional resources as incentives to market the MFS funds, to cooperate with MFD’s promotional efforts and/or in recognition of their marketing, administrative services and/or processing support. This compensation from MFD is not reflected in the fees and expenses listed in the fee table section of the fund’s prospectus. MFD compensates Financial Intermediaries based on criteria established by MFD from time to time that consider, among other factors, the level and/or type of marketing and administrative support provided by the Financial Intermediary, the level of assets attributable to and/or sales by the Financial Intermediary, and the quality of the overall relationship with the Financial Intermediary.

You can find further details in the SAI about the payments made by MFD and the services provided by Financial Intermediaries. Financial Intermediaries may charge you additional fees and/or commissions other than those disclosed in this prospectus. You can ask your Financial Intermediary for information about any payments it receives from MFD and any services it provides, as well as about any fees and/or commissions it charges. Financial Intermediaries that market the funds may also act as, or be affiliated with, a broker/dealer in connection with a fund’s purchase or sale of portfolio securities. However, the funds and MFS do not consider Financial Intermediaries’ purchases of shares of the fund as a factor when choosing brokers/dealers to effect portfolio transactions for the fund.

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HOW TO PURCHASE, REDEEM, AND EXCHANGE SHARES

All purchases, redemptions, and exchanges of shares are made through insurance company separate accounts, qualified retirement and pension plans, and other eligible investors that are the record owner of the shares. Contract holders, plan beneficiaries, and other investors seeking to purchase, redeem, or exchange interests in the fund’s shares should consult with the insurance company, plan sponsor or other eligible investor through which their investment in the fund is made.

Insurance companies, plan sponsors, and other eligible investors are the designees of the trust for receipt of purchase, exchange, and redemption orders from contract holders and plan beneficiaries. An order submitted to the fund’s designee by the valuation time will receive the net asset value next calculated, provided that the trust receives notice of the order generally by 11:00 a.m., Eastern time, on the next day on which the New York Stock Exchange is open for trading.

The fund may reject for any reason any purchase orders.

How to Exchange Shares

An exchange involves the redemption of shares of one fund and the purchase of shares of another fund. You can exchange shares of your fund for shares of the same class of another fund at net asset value if shares of that fund are available for purchase by the insurance company separate account, plan, or other eligible investor through which your investment in the fund is made. See the prospectus or other materials for the investment vehicle through which your investment in the fund is made for a further discussion of the exchange privilege. You should read the prospectus of the fund into which you are exchanging and consider the differences in objectives, policies, and risks before making any exchange.

Other Considerations

Frequent Trading

•

Right To Reject Or Restrict Purchase and Exchange Orders. The Board of Trustees of the MFS funds has adopted the purchase and exchange limitation policies described below, which it believes are reasonably designed to discourage frequent fund share transactions. MFSC seeks to monitor and enforce these policies, subject to oversight by the Board of Trustees, pursuant to procedures approved by the Board of Trustees. The MFS funds may alter their policies at any time without notice to shareholders.

•

Purchase And Exchange Limitation Policies. The MFS funds reserve the right to restrict or reject, without any prior notice, any purchase or exchange order, including transactions believed to represent frequent trading activity. For example, MFSC may in its discretion restrict or reject a purchase or exchange order even if the transaction is not subject to specific exchange or other limitations described in this prospectus if MFSC determines that accepting the order could interfere with the efficient management of a fund's portfolio, increase costs to the fund, dilute the value of an investment in the fund to long-term shareholders, or otherwise not be in the fund's best interests. In the event that MFSC rejects an exchange request, neither the redemption nor the purchase side of the exchange will be processed. Each MFS fund reserves the right to delay for one business day the processing of exchange requests in the event that, in MFSC’s judgment, such delay would be in that fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the funds’ net asset values at the conclusion of the delay period.

The MFS funds may rely upon the insurance company, plan or eligible investor’s policy to restrict frequent trading and its monitoring of such policy in lieu of the MFS fund’s policy if MFSC believes that such policy is reasonably designed to identify and curtail trading activity that is not in the best interests of the fund. The insurance company, plan, or other eligible investor through which your investment in a fund is made may impose transfer limitations and other limitations designed to curtail frequent trading which may be more or less restrictive than the MFS fund’s policy. In addition, the terms of a particular insurance company, plan, or other eligible investment vehicle may also limit the ability of the insurance company, plan, or other eligible investor to address frequent trading. Please refer to your insurance company contract, plan, or other material for the investment vehicle through which your investment in a fund is made for details.

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•

Limitations On The Ability To Detect And Curtail Frequent Trading Practices. Shareholders seeking to engage in frequent trading practices may deploy a variety of strategies to avoid detection, and, despite the efforts of MFSC to prevent frequent trading, there is no assurance that MFSC will be able to identify such shareholders or curtail their trading practices. The ability of MFSC to detect and curtail frequent trading practices may also be limited by operational systems and technological limitations.

The MFS funds receive purchase, exchange, and redemption orders through insurance company and retirement plans which maintain omnibus accounts with the funds. Omnibus account arrangements are common forms of holding shares of a fund, particularly among certain insurance companies offering variable insurance products and retirement plans. MFSC is generally not able to identify frequent trading by a particular underlying shareholder within an omnibus account, which makes it difficult or impossible to determine if a particular underlying shareholder is engaged in frequent trading. However, MFSC reviews trading activity at the omnibus level to detect suspicious trading activity. If MFSC detects suspicious trading activity at the omnibus level it will contact the financial intermediary to request underlying shareholder level activity to determine whether there is underlying shareholder level frequent trading. In certain instances, a financial intermediary may be unwilling or unable to provide MFSC with information about underlying shareholder level activity.

If frequent trading is identified, MFSC will take appropriate action. MFSC’s ability to monitor and deter frequent trading in omnibus accounts at the underlying shareholder level is dependent upon the capability and cooperation of the financial intermediary. Accordingly, depending upon the composition of a fund’s shareholder accounts and the level of cooperation provided by the financial intermediary, and in light of efforts made by certain shareholders to evade these policies, MFSC may not be in a position to monitor and deter frequent trading with respect to a significant percentage of a fund’s shareholders.

•

Frequent Trading Risks. To the extent that the MFS funds or their agents are unable to curtail excessive trading practices in a fund, these practices may interfere with the efficient management of the fund's portfolio, may result in increased transaction and administrative costs, and may adversely impact the fund’s performance.

In addition, to the extent that the fund invests in foreign securities, the interests of long-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to exploit changes in the value of the fund’s investments that result from events occurring after the close of the foreign markets on which the investments trade, but prior to the time the fund determines its net asset value. The fund’s use of fair valuation can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that the fund’s fair valuation policies and procedures will prevent dilution of the fund’s net asset value by short-term traders.

To the extent that the fund invests in securities that trade infrequently or are difficult to value, such as the securities of smaller companies, high yield debt instruments, and floating rate loans, the interests of long-term shareholders may be diluted as a result of price arbitrage, a short-term trading strategy that seeks to exploit perceived pricing inefficiencies in the fund’s investments. Such short-term trading strategies may interfere with efficient management of the fund's portfolio to a greater degree than funds that invest in more frequently traded or liquid securities, in part because the fund may have difficulty selling these portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of fund shares held by other shareholders.

Reservation of Other Rights. In addition to the rights expressly stated elsewhere in this prospectus, MFSC reserves the right to: 1) alter, add, or discontinue any conditions of purchase, service, or privilege at any time without notice; and 2) freeze any account or suspend account services when MFSC has received reasonable notice (written or otherwise) of a dispute between registered or beneficial account owners or when MFSC believes a fraudulent transaction may occur or has occurred.

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Anti-Money Laundering Restrictions. Federal law requires each fund to implement policies and procedures reasonably designed to prevent, detect and report money laundering and other illegal activity. Each fund, consistent with applicable federal law, may redeem your shares and close your account; suspend, restrict or cancel purchase and redemption orders; process redemption requests and withhold your proceeds; and take other action if it is unable to verify your identity within a reasonable time or conduct required due diligence on your account or as otherwise permitted by its anti-money laundering policies and procedures.

Potential Conflicts. Shares of each fund are offered to the separate accounts of insurance companies that may be affiliated or unaffiliated with MFS and each other (“shared funding”) and may serve as the underlying investments for both variable annuity and variable life insurance contracts (“mixed funding”). Due to differences in tax treatment or other considerations, the interests of various contract owners might at some time be in conflict. The trust currently does not foresee any such conflict. Nevertheless, the Board of Trustees which oversees the funds intends to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response. If such a conflict were to occur, one or more separate accounts of the insurance companies might be required to withdraw its investments in the fund. This might force the fund to sell securities at disadvantageous prices.

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OTHER INFORMATION

Valuation

The price of each class of each fund’s shares is based on its net asset value. The net asset value of each class of shares is determined each day the New York Stock Exchange (the Exchange) is open for trading as of the close of regular trading on the Exchange (generally 4:00 p.m. Eastern time). However, net asset value may be calculated earlier in emergency situations or as otherwise permitted by the SEC. Net asset value per share is computed by dividing the net assets allocated to each share class by the number of shares outstanding for that class. On days when the Exchange is closed (such as week-ends and holidays), net asset value is not calculated, and each fund does not transact purchase and redemption orders. To the extent the fund's assets are traded in other markets on days when each fund does not price its shares, the value of the fund's assets may change when you will not be able to purchase or redeem shares.

To determine net asset value, each fund’s investments for which reliable market quotations are readily available are valued at market value. Certain short term debt instruments are valued at amortized cost.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of each fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees.

Under each fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. These valuations can be based on both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as a foreign exchange or market) and prior to the determination of the fund's net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund's net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund's foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund’s net asset value may differ from quoted or published prices for the same investments.

Distributions

Each fund intends to declare and pay a dividend to shareholders at least annually.

Any capital gains are distributed at least annually.

Distribution Options

Dividends and capital gain distributions will automatically be reinvested in additional shares of the fund.

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Tax Considerations

The following discussion is very general. You are urged to consult your tax adviser regarding the effect that an investment in the funds may have on your particular tax situation, including possible foreign, state, and local taxes.

Each fund is treated as a separate corporation for federal income tax purposes. As long as the fund qualifies for treatment as a regulated investment company (which each fund has done in the past and intends to do in the future), it pays no federal income tax on the net earnings and net realized gains it distributes to shareholders. In addition, each fund intends to continue to diversify its assets to satisfy the federal tax diversification rules applicable to separate accounts that fund variable insurance and annuity contracts.

Shares of each fund are offered to insurance company separate accounts, qualified retirement plans and pension plans, and other eligible investors. You should consult with the insurance company that issued your contract, plan sponsor, or other eligible investor through which your investment in the funds is made to understand the tax treatment of your investment.

58

FINANCIAL HIGHLIGHTS

The financial highlights are intended to help you understand a fund’s financial performance for the past five years (or, if shorter, the period of the fund’s operation). Certain information reflects financial results for a single fund share. The total returns in the financial highlights represent the rate by which an investor would have earned (or lost) on an investment in a fund (assuming reinvestment of all distributions) held for the entire period. This information has been audited by each fund’s independent registered public accounting firm, whose report, together with each fund’s financial statements, are included in the fund’s Annual Report to shareholders. The fund’s Annual Report is available upon request by contacting MFS Service Center, Inc. (please see back cover for address and telephone number). The financial statements contained in the Annual Report are incorporated by reference into the SAI. Each fund’s independent registered public accounting firm is Deloitte and Touche LLP.

59

MFS Blended Research Core Equity

Series (formerly Massachusetts

Investors Trust Series)

	Years Ended 12/31
	2007	2006	2005	2004		2003
Service Class Shares
Net asset value, beginning of period	$33.65	$29.96	$28.13	$25.39		$20.94

Net investment income (d)	$0.29	$0.28	$0.16	$0.18		$0.18
Net realized and unrealized gain (loss) on investments and foreign currency	1.63	3.61	1.90	2.77		4.49

Total from investment operations	$1.92	$3.89	$2.06	$2.95		$4.67

Less distributions declared to shareholders
From net investment income	$(0.34)	$(0.20)	$(0.23)	$(0.21)		$(0.22)

Net asset value, end of period	$35.23	$33.65	$29.96	$28.13		$25.39

Total return (%) (k)(s)	5.69	13.04	7.42	11.74	(b)	22.45	(j)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.87	0.86	0.88	0.86		0.86
Expenses after expense reductions (f)	0.86	N/A	N/A	N/A		N/A
Net investment income	0.84	0.88	0.54	0.70		0.79
Portfolio turnover	102	35	49	78		78
Net assets at end of period (000 omitted)	$338,647	$319,869	$198,705	$82,053		$76,899

(b)	The fund’s net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the proceeds were recorded.

(d)	Per share data are based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(j)	The fund’s net asset value and total return calculation include proceeds received on March 26, 2003 for the partial payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.002 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per share, the Initial Class and Service Class total returns for the year ended December 31, 2003 would have each been lower by approximately 0.01%.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

60

MFS Blended Research Growth Portfolio

	Period Ended 12/31 2007(c)
Service Class Shares
Net asset value, beginning of period	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.00	(w)
Net realized and unrealized gain (loss) on investments	0.11

Total from investment operations	$0.11

Less distributions declared to shareholders
From net investment income	$(0.00	) (w)
From tax return of capital	(0.00	) (w)

Total distributions declared to shareholders	(0.00	) (w)

Net asset value, end of period	$10.11

Total return (%) (k)(r)(s)	1.13	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	10.99	(a)
Expenses after expense reductions (f)	0.85	(a)
Net investment income	0.56	(a)
Portfolio turnover	0
Net assets at end of period (000 omitted)	$2,528

(a)	Annualized.

(c)	For the period from the commencement of the fund's investment operations, December 18, 2007, through the stated period end.

(d)	Per share data are based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(w)	Per share amount was less than $0.01.

61

MFS Blended Research Value Portfolio

	Period Ended 12/312007(c)
Service Class Shares
Net asset value, beginning of period	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.01
Net realized and unrealized gain (loss) on investments	0.07

Total from investment operations	$0.08

Less distributions declared to shareholders
From net investment income	$(0.01)
From net realized gain on investments	(0.00	) (w)
From tax return of capital	(0.00	) (w)

Total distributions declared to shareholders	$(0.01)

Net asset value, end of period	$10.07

Total return (%) (k)(s)	0.80	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	11.05	(a)
Expenses after expense reductions (f)	0.85	(a)
Net investment income	1.97	(a)
Portfolio Turnover	0
Net assets at end of period (000 omitted)	$2,519

(a)	Annualized.

(c)	For the period from the commencement of the fund’s investment operations, December 18, 2007, through the stated period end.

(d)	Per share data are based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(w)	Per share amount was less than $0.01.

62

MFS Emerging Markets Equity Portfolio

	Years Ended 12/31
	2007	2006	2005	2004	2003
Service Class Shares
Net asset value, beginning of period	$24.33	$21.71	$16.08	$12.80	$8.45

Income (loss) from investment operations
Net investment income (d)	$0.23	$0.41	$0.25	$0.15	$0.17
Net realized and unrealized gain (loss) on investments and foreign currency	7.07	5.89	5.54	3.25	4.22

Total from investment operations	$7.30	$6.30	$5.79	$3.40	$4.39

Less distributions declared to shareholders
From net investment income	$(0.50)	$(0.22)	$(0.09)	$(0.12)	$(0.04)
From net realized gain on investments	(5.25)	(3.46)	(0.07)	—	—

Total distributions declared to shareholders	$(5.75)	$(3.68)	$(0.16)	$(0.12)	$(0.04)

Net asset value, end of period	$25.88	$24.33	$21.71	$16.08	$12.80

Total return (%) (k)(s)	35.38	29.90	36.36	26.96	52.12

Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	1.81	1.78	1.56	1.60	1.89
Net investment income	0.96	1.84	1.38	1.08	1.71
Portfolio turnover	96	110	95	109	125
Net assets at end of period (000 omitted)	$23,614	$19,176	$10,494	$6,397	$5,049

(d)	Per share data are based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

63

MFS Global Growth Portfolio

	Years Ended 12/31
	2007	2006	2005	2004		2003
Service Class Shares
Net asset value, beginning of period	$15.63	$13.39	$12.24	$10.64		$7.90

Income (loss) from investment operations
Net investment income (d)	$0.09	$0.17	$0.04	$0.02		$0.04
Net realized and unrealized gain (loss) on investments and foreign currency	1.94	2.12	1.14	1.61		2.73

Total from investment operations	$2.03	$2.29	$1.18	$1.63		$2.77

Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.05)	$(0.03)	$(0.03)		$(0.03)

Net asset value, end of period	$17.42	$15.63	$13.39	$12.24		$10.64

Total return (%) (k)(s)	13.04	17.09	9.65	15.41	(b)	35.13	(j)

Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	1.35	1.39	1.33	1.32		1.36
Net investment income	0.56	1.16	0.34	0.23		0.41
Portfolio turnover	76	92	87	115		147
Net assets at end of period (000 omitted)	$8,716	$8,723	$7,599	$7,785		$6,792

(b)	The fund’s net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.

(d)	Per share data are based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(j)	The fund’s net asset value and total return calculation include proceeds received on March 26, 2003 for the partial payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.06 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per share, the Service Class total return for the year ended December 31, 2003 would have been lower by approximately 0.80%.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

64

MFS Global Total Return Portfolio

	Years Ended 12/31
	2007	2006	2005	2004	2003
Service Class Shares
Net asset value, beginning of period	$17.99	$16.56	$17.82	$15.63	$13.08

Net investment income (d)	$0.35	$0.37	$0.32	$0.28	$0.26
Net realized and unrealized gain (loss) on investments and foreign currency	1.13	2.36	0.23	2.29	2.63

Total from investment operations	$1.48	$2.73	$0.55	$2.57	$2.89

Less distributions declared to shareholders
From net investment income	$(0.36)	$(0.12)	$(0.71)	$(0.38)	$(0.34)
From net realized gain on investments	(1.65)	(1.18)	(1.10)	—	—

Total distributions declared to shareholders	$(2.01)	$(1.30)	$(1.81)	$(0.38)	$(0.34)

Net asset value, end of period	$17.46	$17.99	$16.56	$17.82	$15.63

Total return (%) (k)(r)(s)	8.62	16.91	3.54	16.88	22.53

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.20	1.18	1.17	1.14	1.19
Expenses after expense reductions (f)	1.18	N/A	N/A	N/A	N/A
Net investment income	1.99	2.15	1.91	1.72	1.83
Portfolio turnover	78	76	78	86	93
Net assets at end of period (000 omitted)	$20,109	$18,637	$16,797	$14,460	$11,545

(d)	Per share data are based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

65

MFS International Growth Portfolio

	Years Ended 12/31
	2007	2006	2005	2004	2003
Service Class Shares
Net asset value, beginning of period	$17.85	$15.36	$13.50	$11.43	$8.31

Net investment income (d)	$0.15	$0.19	$0.08	$0.10	$0.04
Net realized and unrealized gain (loss) on investments and foreign currency	2.56	3.69	1.88	2.01	3.13

Total from investment operations	$2.71	$3.88	$1.96	$2.11	$3.17

Less distributions declared to shareholders
From net investment income	$(0.22)	$(0.08)	$(0.10)	$(0.04)	$(0.05)
From net realized gain on investments	(2.81)	(1.31)	—	—	—

Total distributions declared to shareholders	$(3.03)	$(1.39)	$(0.10)	$(0.04)	$(0.05)

Net asset value, end of period	$17.53	$17.85	$15.36	$13.50	$11.43

Total return (%) (k)(s)	16.26	25.75	14.62	18.58	38.35
Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	1.37	1.37	1.39	1.36	1.49
Net investment income	0.85	1.15	0.59	0.86	0.39
Portfolio turnover	56	86	80	93	89
Net assets at end of period (000 omitted)	$28,689	$22,979	$19,289	$18,282	$15,171

(d)	Per share data are based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

66

MFS International Value Portfolio

	Years Ended 12/31
	2007	2006	2005	2004	2003
Service Class Shares
Net asset value, beginning of period	$19.92	$17.32	$15.54	$12.24	$9.27

Net investment income (d)	$0.16	$0.34	$0.22	$0.18	$0.07
Net realized and unrealized gain (loss) on investments and foreign currency	1.24	4.53	2.02	3.20	2.98

Total from investment operations	$1.40	$4.87	$2.24	$3.38	$3.05

Less distributions declared to shareholders
From net investment income	$(0.32)	$(0.21)	$(0.15)	$(0.08)	$(0.08)
From net realized gain on investments	(2.47)	(2.06)	(0.31)	—	—

Total distributions declared to shareholders	$(2.79)	$(2.27)	$(0.46)	$(0.08)	$(0.08)

Net asset value, end of period	$18.53	$19.92	$17.32	$15.54	$12.24

Total return (%) (k)(s)	7.04	28.95	14.86	27.82 (v)	33.20
Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	1.30	1.36	1.39	1.40	1.53
Net investment income	0.87	1.84	1.37	1.31	0.67
Portfolio turnover	44	55	46	65	84
Net assets at end of period (000 omitted)	$224,339	$14,973	$10,994	$6,805	$4,646

(d)	Per share data are based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(v)	During the year ended December 31, 2004, the fund received a payment from the investment adviser to reimburse the fund for losses on investments not meeting the investment guidelines of the fund. If this loss had been incurred, the total return would have been approximately 27.81%.

67

MFS Research International Portfolio

	Years Ended 12/31
	2007	2006	2005	2004	2003
Service Class Shares
Net asset value, beginning of period	$19.77	$16.61	$14.39	$11.95	$9.00

Net investment income (d)	$0.23	$0.16	$0.12	$0.10	$0.03
Net realized and unrealized gain (loss) on investments and foreign currency	2.20	4.29	2.19	2.39	2.96

Total from investment operations	$2.43	$4.45	$2.31	$2.49	$2.99

Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.18)	$(0.09)	$(0.05)	$(0.04)
From net realized gain on investments and foreign currency transactions	(2.30)	(1.11)	—	—	—

Total distributions declared to shareholders	$(2.50)	$(1.29)	$(0.09)	$(0.05)	$(0.04)

Net asset value, end of period	$19.70	$19.77	$16.61	$14.39	$11.95

Total return (%) (k)(s)	12.81	27.25	16.19	20.96	33.40

Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	1.31	1.38	1.37	1.36	1.57
Net investment income	1.19	0.89	0.78	0.78	0.33
Portfolio turnover	68	80	83	102	97
Net assets at end of period (000 omitted)	$202,567	$155,969	$90,076	$61,087	$27,282

(d)	Per share data are based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

68

MFS Variable Insurance Trust II

Shareholder Communications with the Board of Trustees. The Board of Trustees of the MFS funds has adopted procedures by which shareholders may send communications to the Board. Shareholders may mail written communications to the Board to the attention of the Board of Trustees, [fund name], Massachusetts Financial Services Company, 500 Boylston Street, Boston, MA 02116-3741, Attention: Frank Tarantino, Independent Chief Compliance Officer of each Fund. Shareholder communications must (i) be in writing and be signed by the shareholder, (ii) identify the MFS fund to which they relate and (iii) identify the class and number of shares held by the shareholder.

If you want more information about MFS Variable Insurance Trust II, the following documents are available free upon request:

Annual/Semiannual Reports. These reports contain information about each fund’s actual investments. Annual reports discuss the effect of recent market conditions and investment strategies on each fund’s performance during its last fiscal year.

Statement of Additional Information (SAI). The SAI, dated May 1, 2008, provides more detailed information about each fund and is incorporated into this prospectus by reference.

You can get free copies of the annual/semiannual reports, the SAI and other information about each fund, and make inquiries about the fund, by contacting:

MFS Service Center, Inc.

500 Boylston Street

Boston, MA 02116-3741

Telephone: 1-800-225-2606

Internet: mfs.com

Information about the fund (including its prospectus, SAI and shareholder reports) can be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE

Washington, D.C., 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Reports and other information about each fund are available on the Edgar Database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

Each fund’s Investment Company Act file number is 811-3732.

69

MFS® Variable Insurance Trust II (formerly, MFS/Sun Life Series Trust)

MFS® Variable Insurance Trust II (formerly, MFS/Sun Life Series Trust)

Initial Class and Service Class

Prospectus May 1, 2008

This prospectus describes nineteen portfolios of the MFS Variable Insurance Trust II (referred to as the Trust):

MFS® Bond Portfolio seeks total return with an emphasis on current income but also considering capital appreciation.

MFS® Capital Appreciation Portfolio seeks capital appreciation.

MFS® Core Equity Portfolio seeks capital appreciation.

MFS® Global Governments Portfolio seeks total return with an emphasis on current income but also considering capital appreciation.

MFS® Government Securities Portfolio seeks total return with an emphasis on current income but also considering capital appreciation.

MFS® Growth Portfolio (formerly, Emerging Growth Portfolio) seeks capital appreciation.

MFS® High Yield Portfolio seeks total return with an emphasis on high current income but also considering capital appreciation.

MFS® Massachusetts Investors Growth Stock Portfolio seeks capital appreciation.

MFS® Mid Cap Growth Portfolio seeks capital appreciation.

MFS® Mid Cap Value Portfolio seeks capital appreciation.

MFS® Money Market Portfolio seeks a high level of current income consistent with preservation of capital and liquidity.

MFS® New Discovery Portfolio seeks capital appreciation.

MFS® Research Portfolio seeks capital appreciation.

MFS® Strategic Income Portfolio seeks total return with an emphasis on high current income but also considering capital appreciation.

MFS® Strategic Value Portfolio seeks capital appreciation.

MFS® Technology Portfolio seeks capital appreciation.

MFS® Total Return Portfolio seeks total return.

MFS® Utilities Portfolio seeks total return.

MFS® Value Portfolio seeks capital appreciation.

The Securities and Exchange Commission has not approved or disapproved the funds’ shares or determined	5/1/08
whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.	SUN-PRO

MFS VARIABLE INSURANCE TRUST II (formerly, MFS/Sun Life Series Trust)

Initial Class and Service Class

RISK RETURN SUMMARY	1
MFS Bond Portfolio	1
MFS Capital Appreciation Portfolio	6
MFS Core Equity Portfolio	10
MFS Global Governments Portfolio	14
MFS Government Securities Portfolio	19
MFS Growth Portfolio	23
MFS High Yield Portfolio	27
MFS Massachusetts Investors Growth Stock Portfolio	31
MFS Mid Cap Growth Portfolio	35
MFS Mid Cap Value Portfolio	39
MFS Money Market Portfolio	43
MFS New Discovery Portfolio	46
MFS Research Portfolio	50
MFS Strategic Income Portfolio	54
MFS Strategic Value Portfolio	60
MFS Technology Portfolio	64
MFS Total Return Portfolio	69
MFS Utilities Portfolio	75
MFS Value Portfolio	80
EXPENSE SUMMARY	84
MANAGEMENT OF THE FUND	90
DESCRIPTION OF SHARE CLASSES	97
HOW TO PURCHASE, REDEEM, AND EXCHANGE SHARES	98
OTHER INFORMATION	101
FINANCIAL HIGHLIGHTS	103

RISK RETURN SUMMARY

MFS Bond Portfolio

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on current income, but also considering capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company) normally invests at least 80% of the fund’s net assets in debt instruments.

MFS primarily invests the fund’s assets in investment grade debt instruments, but may also invest in lower quality debt instruments.

MFS may invest the fund’s assets in foreign securities.

MFS may invest the fund’s assets in mortgage dollar rolls.

MFS may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments.

MFS uses a bottom-up investment approach in buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of instruments and their issuers in light of current market, economic, political, and regulatory conditions. Factors considered may include the instrument’s credit quality, collateral characteristics, and indenture provisions, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. Quantitative analysis of the structure of the instrument and its features may also be considered.

MFS may engage in active and frequent trading in pursuing the fund’s principal investment strategies.

In response to market, economic, political, or other conditions, MFS may depart from the fund’s principal investment strategies by temporarily investing for defensive purposes.

Principal Investment Types

Debt Instruments: Debt instruments represent obligations of corporations, governments, and other entities to repay money borrowed. The issuer or borrower usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the instrument. Some debt instruments, such as zero coupon bonds, do not pay current interest but are sold at a discount from their face values. Other debt instruments, such as certain mortgage-backed and other asset-backed securities, make periodic payments of interest and/or principal. Some debt instruments are partially or fully secured by collateral supporting the payment of interest and principal.

Lower Quality Debt Instruments: Lower quality debt instruments, commonly referred to as “high yield securities” or “junk bonds” are debt instruments of less than investment grade quality.

Corporate Bonds: Corporate bonds are debt instruments issued by domestic or foreign corporations or similar entities.

U.S. Government Securities: U.S. Government securities are securities issued or guaranteed by the U.S. Treasury, by an agency or instrumentality of the U.S. Government, or by a U.S. Government-sponsored entity. Certain U.S. Government securities may not be supported as to the payment of principal and interest by the full faith and credit of the U.S. Treasury or the ability to borrow from the U.S. Treasury. Some U.S. Government securities may be supported as to the payment of principal and interest only by the credit of the entity issuing or guaranteeing the security.

Foreign Government Securities: Foreign government securities are debt instruments issued, guaranteed, or supported, as to the payment of principal and interest, by foreign governments, foreign government agencies, foreign semi-governmental entities or supranational entities, or debt instruments issued by entities organized and operated for the purpose of restructuring outstanding foreign government securities. Foreign government securities may not be supported as to the payment of principal and interest by the full faith and credit of the foreign government.

Collateralized Instruments: Collateralized instruments include mortgage-backed securities and other interests in pools of assets, such as loans or receivables. Payment of principal and interest generally depends on the cash flows generated by the underlying assets and the terms of the instrument. Certain collateralized instruments offer multiple classes that differ in terms of their priority to receive principal and/or interest payments under the terms of the instrument. Collateralized instruments typically involve a third party responsible for servicing the instrument and performing operational functions such as collecting and aggregating principal, interest and escrow payments, accounting and loan analysis.

Municipal Instruments: Municipal instruments are issued to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal instruments include general obligation bonds of municipalities, local or state governments, project or revenue-specific bonds, municipal lease obligations, and prerefunded or escrowed bonds. Municipal instruments may be fully or partially supported by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or assets, by the issuer’s pledge to make annual appropriations for lease payments, or by domestic or foreign entities providing credit support, such as letters of credit, guarantees, or insurance.

Inflation-Adjusted Debt Instruments: Inflation-adjusted debt instruments are debt instruments whose principal and/or interest are adjusted for inflation. Inflation-adjusted debt instruments issued by the U.S. Treasury pay a fixed rate of interest that is applied to an inflation-adjusted principal amount. The principal amount is adjusted based on changes in the Consumer Price Index. The principal due at maturity is typically equal to the inflation-adjusted principal amount, or to the instrument’s original par value, whichever is greater. Other types of inflation-adjusted debt instruments may use other methods of adjusting for inflation, and other measures of inflation. Other issuers of inflation-adjusted debt instruments include U.S. Government agencies, instrumentalities and sponsored entities, corporations, and foreign governments.

Mortgage Dollar Rolls: Mortgage dollar rolls are simultaneous agreements with a third party both to sell a mortgage-backed security and to purchase a similar security from the third party on a later date, for an agreed-upon price.

Derivatives: Derivatives are financial instruments whose value is based on the value of one or more indicators, such as a security, asset, currency, interest rate, credit rating, commodity, or index. Derivatives often involve a counterparty to the transaction. Derivatives include futures, forward contracts, options, structured notes, inverse floating rate instruments, swaps, caps, floors, and collars.

Principal Risks

As with any mutual fund, you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Interest Rate Risk: The price of a debt instrument changes in response to interest rate changes. In general, the price of a debt instrument falls when interest rates rise and rises when interest rates fall. Instruments with longer maturities, or that do not pay current interest, are more sensitive to interest rate changes. In addition, short-term and long-term interest rates do not necessarily move in the same direction or by the same amount. An instrument’s reaction to interest rate changes depends on the timing of its interest and principal payments and the current interest rate for each of those time periods. Instruments with floating interest rates can be less sensitive to interest rate changes. In response to an interest rate decline, instruments that provide the issuer with the right to call or redeem the instrument prior to maturity may be called or redeemed, resulting in the reinvestment of proceeds in other investments at a lower interest rate.

Credit Risk: The value of a debt instrument depends, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due. The value of a debt instrument is likely to fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. The value of a debt instrument can also decline in response to changes in the financial condition of the issuer or borrower, changes in specific market, economic, industry, political, and regulatory conditions that affect a particular type of instrument, issuer, or borrower, and changes in general market, economic, political, and regulatory conditions. Certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events can have a dramatic adverse effect on the value of a debt instrument. For certain types of instruments, including derivatives, the value of the instrument depends in part on the credit quality of the counterparty to the transaction. For other types of debt instruments, including collateralized instruments, the price of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient, if the issuer defaults.

Lower quality debt instruments and certain unrated debt instruments can involve a substantially greater risk of default or can already be in default, and their values can decline significantly over short periods of time. Lower quality debt instruments are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and principal. Lower quality debt instruments tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The market for lower quality debt instruments and certain unrated debt instruments can be less liquid, especially during periods of recession or general market decline.

Foreign Risk: Investments in securities of foreign issuers, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, economic, political, or regulatory conditions and developments. Political, social, and economic instability, the imposition of currency or capital controls, or the expropriation or nationalization of assets in a particular country can cause dramatic declines in that country’s economy. Less stringent regulatory, accounting, and disclosure requirements for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries and can be particularly difficult against foreign governments. Changes in currency exchange rates can affect the U.S. dollar value of foreign currency investments and investments denominated in foreign currencies. Additional risks of foreign investments include trading, settlement, custodial, and other operational risks, and withholding and other taxes. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to market, economic, political, or regulatory developments than the U.S. market.

Prepayment Risk: Many types of debt instruments, including mortgage-backed securities, asset-backed securities, and municipal housing bonds, are subject to the risk of prepayment. Prepayment occurs when unscheduled payments of principal are made prior to an instrument’s maturity. Instruments subject to prepayment can offer less potential for gains during a declining interest rate environment and greater potential for loss in a rising interest rate environment. In addition, prepayment rates are difficult to predict and the potential impact of prepayment on the price of a debt instrument depends on the terms of the instrument and can result in significant volatility.

Inflation-Adjusting Risk: Interest payments on inflation-adjusted debt instruments can be unpredictable and vary based on the level of inflation. If inflation is negative, principal and income both can decline. In addition, the measure of inflation used may not correspond to the actual rate of inflation experienced by a particular individual.

Municipal Market Risk: The price of municipal instruments can be volatile and significantly affected by adverse tax or court rulings, legislative or political changes, and the financial developments of municipal issuers. Loss of the state income tax advantage of municipal instruments issued by a state through an adverse court ruling could have a significant negative impact on the value of such municipal instruments and the overall municipal market. Because many municipal instruments are issued to finance similar projects, especially those relating to education, health care, housing, utilities, and water and sewer, conditions in these industries can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market.

Leveraging Risk: Certain transactions, including when-issued, delayed-delivery, and forward commitment purchases, mortgage dollar rolls, and the use of some derivatives, can result in leverage. Leverage involves investment exposure in an amount exceeding the initial investment. In transactions involving leverage, a relatively small market movement or change in other underlying indicator can lead to significantly larger losses to the fund. Leverage can cause increased volatility by magnifying gains or losses on underlying investments.

Investment Selection Risk: The MFS analysis of an investment can be incorrect and its selection of investments can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Counterparty and Third Party Risk: Transactions involving a counterparty other than the issuer of the instrument, or a third party responsible for servicing the instrument, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction.

Liquidity Risk: Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market or in limited volume, or may not have an active trading market. As a result, it may not be possible to sell the investment at any particular time or at an acceptable price.

Frequent Trading Risk: Frequent trading increases transaction costs, which may reduce a fund’s return.

Defensive Investing Risk: When MFS invests defensively, different factors could affect the fund’s performance and the fund may not achieve its investment objective. In addition, the defensive strategy may not work as intended.

Information about investment strategies and investment types not described in the Prospectus and the risks associated with those investment strategies and investment types are described in the fund’s Statement of Additional Information (“SAI”).

Bar Chart and Performance Table

The bar chart and performance table below are intended to indicate some of the risks of investing in the fund by showing changes in the fund’s performance over time. The performance table also shows how the fund’s performance over time compares with that of a broad measure of market performance.

The chart and table provide past performance information. The fund’s past performance does not necessarily indicate how the fund will perform in the future. The returns shown do not reflect fees and expenses imposed by the separate accounts established by insurance companies in order to serve as investment vehicles for variable annuity and variable life insurance contracts, qualified pension and retirement plans, and other eligible investors. If these fees and expenses were included, they would reduce the returns shown.

Bar Chart. The bar chart will show changes over time in the annual total return of the Initial Class shares for ten calendar years, and assumes the reinvestment of distributions. The returns for the Service Class shares will be lower than the Initial Class shares shown in the bar chart because Service Class shares have higher expenses.

The total return for the three-month period ended March 31, 2008 was (0.46)%. During the periods shown in the bar chart, the highest quarterly return was 5.11% (for the calendar quarter ended June 30, 2003) and the lowest quarterly return was (2.60)% (for the calendar quarter ended June 30, 2004).

Performance Table. This table shows how the average annual total returns of each class of the fund compare to a broad measure of market performance, and assumes the reinvestment of distributions.

Average Annual Total Returns (for the Periods Ended December 31, 2007)

Share Class	1 Year	5 Years	Life#
Initial Class	3.53%	5.26%	6.07%
Service Class	3.28%	4.98%	5.89%
Benchmark Comparisons
Lehman Brothers U.S. Government/Credit Bond Index*†	7.23%	4.43%	6.00%

#	Life refers to the period from the commencement of the fund’s investment operations, May 6, 1998, through December 31, 2007.

*	The Lehman Brothers U.S. Government/Credit Bond Index – a market capitalization-weighted index that measures the performance of investment-grade debt obligations of the U.S. Treasury and U.S. Government agencies, as well as U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements.

†	Source: FactSet Research Systems Inc.

All performance results reflect any applicable fee and expense waivers in effect during the periods shown; without these, the results would have been lower.

The fund commenced investment operations on May 6, 1998, with the offering of Initial Class shares and subsequently offered Service Class shares on August 24, 2001. Performance for Service Class shares includes the performance of the fund’s Initial Class shares for periods prior to their offering (“blended performance”). Blended performance has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees); therefore, the use of blended performance generally results in higher performance.

MFS Capital Appreciation Portfolio

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in equity securities.

MFS focuses on investing the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies). Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.

While MFS may invest the fund’s assets in companies of any size, MFS generally focuses on companies with large capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments.

MFS uses a bottom-up investment approach in buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of issuers and their potential in light of their current financial condition and industry position, and market, economic, political, and regulatory conditions. Factors considered may include analysis of earnings, cash flows, competitive position, and management ability. Quantitative analysis of these and other factors may also be considered.

MFS may engage in active and frequent trading in pursuing the fund’s principal investment strategies.

In response to market, economic, political, or other conditions, MFS may depart from the fund’s principal investment strategies by temporarily investing for defensive purposes.

Principal Investment Types

Equity Securities: Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company or other issuer. Different types of equity securities provide different voting and dividend rights and priorities in the event of bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

Derivatives: Derivatives are financial instruments whose value is based on the value of one or more indicators, such as a security, asset, currency, interest rate, credit rating, commodity, or index. Derivatives often involve a counterparty to the transaction. Derivatives include futures, forward contracts, options, structured notes, inverse floating rate instruments, swaps, caps, floors, and collars.

Principal Risks

As with any mutual fund, you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Stock Market Risk: The price of an equity security fluctuates in response to issuer, market, economic, industry, political, and regulatory developments. Prices can decrease significantly in response to these developments, and these developments can affect a single issuer, issuers within a broad market sector, industry or geographic region, or the market in general. Different parts of the market and different types of securities can react differently to these developments. For example, the stocks of growth companies can react differently from the stocks of value companies, and the stocks of large cap companies can react differently from the stocks of small cap companies. Certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on stock markets.

Company Risk: Changes in the financial condition of a company or other issuer, changes in specific market, economic, political, and regulatory conditions that affect a particular type of investment or issuer, and changes in general market, economic, political, and regulatory conditions can adversely affect the price of an investment. The price of securities of smaller, less well-known companies can be more volatile than the price of securities of larger companies or the market in general.

Growth Company Risk: The stocks of growth companies can be more sensitive to the company’s earnings and more volatile than the market in general.

Foreign Risk: Investments in securities of foreign issuers, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, economic, political, or regulatory conditions and developments. Political, social, and economic instability, the imposition of currency or capital controls, or the expropriation or nationalization of assets in a particular country can cause dramatic declines in that country’s economy. Less stringent regulatory, accounting, and disclosure requirements for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries and can be particularly difficult against foreign governments. Changes in currency exchange rates can affect the U.S. dollar value of foreign currency investments and investments denominated in foreign currencies. Additional risks of foreign investments include trading, settlement, custodial, and other operational risks, and withholding and other taxes. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to market, economic, political, or regulatory developments than the U.S. market.

Leveraging Risk: Certain transactions, including when-issued, delayed-delivery, and forward commitment purchases, and the use of some derivatives, can result in leverage. Leverage involves investment exposure in an amount exceeding the initial investment. In transactions involving leverage, a relatively small market movement or change in other underlying indicator can lead to significantly larger losses to the fund. Leverage can cause increased volatility by magnifying gains or losses on underlying investments.

Investment Selection Risk: The MFS analysis of an investment can be incorrect and its selection of investments can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Counterparty and Third Party Risk: Transactions involving a counterparty other than the issuer of the instrument, or a third party responsible for servicing the instrument, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction.

Liquidity Risk: Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market or in limited volume, or may not have an active trading market. As a result, it may not be possible to sell the investment at any particular time or at an acceptable price.

Frequent Trading Risk: Frequent trading increases transaction costs, which may reduce a fund’s return.

Defensive Investing Risk: When MFS invests defensively, different factors could affect the fund’s performance and the fund may not achieve its investment objective. In addition, the defensive strategy may not work as intended.

Information about investment strategies and investment types not described in the Prospectus and the risks associated with those investment strategies and investment types are described in the fund’s Statement of Additional Information (“SAI”).

Bar Chart and Performance Table

The bar chart and performance table below are intended to indicate some of the risks of investing in the fund by showing changes in the fund’s performance over time. The performance table also shows how the fund's performance over time compares with that of a broad measure of market performance.

The chart and table provide past performance information. The fund’s past performance does not necessarily indicate how the fund will perform in the future. The returns shown do not reflect fees and expenses imposed by the separate accounts established by insurance companies in order to serve as investment vehicles for variable annuity and variable life insurance contracts, qualified pension and retirement plans, and other eligible investors. If these fees and expenses were included, they would reduce the returns shown.

Bar Chart. The bar chart shows changes over time in the annual total return of the Initial Class shares for the past ten calendar years, and assumes the reinvestment of distributions. The returns for the Service Class shares will be lower than the Initial Class shares shown in the bar chart because Service Class shares have higher expenses.

^	The 2003 total return includes proceeds received by the fund from a non-recurring litigation settlement. Excluding the effect of this payment, the fund’s 2003 annual total return would have been 26.63%. (See Financial Highlights below for more information.)

*	The 2004 total return includes proceeds received by the fund as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. Excluding the effect of this payment, the fund’s 2004 annual total return would have been 10.91%. (See Financial Highlights below for more information.)

The total return for the three-month period ended March 31, 2008 was (8.40)%. During the periods shown in the bar chart, the highest quarterly return was 29.82% (for the calendar quarter ended December 31, 1999) and the lowest quarterly return was (23.68)% (for the calendar quarter ended September 30, 2001).

Performance Table. This table shows how the average annual total returns of each class of the fund compare to a broad measure of market performance, and assumes the reinvestment of distributions.

Average Annual Total Returns (for the Periods Ended December 31, 2007)

Share Class	1 Year	5 Years^	10 Years^
Initial Class	11.14%	11.26%	2.67%
Service Class	10.93%	10.98%	2.51%
Benchmark Comparisons
Russell 1000 Growth Index*†	11.81%	12.11%	3.83%

^	A portion of each of the returns includes proceeds received by the fund from unrelated non-recurring events (see “Financial Highlights”).

*	The Russell 1000 Growth Index is constructed to provide a comprehensive barometer for growth securities in the large-cap segment of the U.S. equity universe. Companies in this index generally have higher price-to-book ratios and higher forecasted growth values.

†	Source: FactSet Research Systems Inc.

All performance results reflect any applicable fee and expense waivers in effect during the periods shown; without these, the results would have been lower.

The fund commenced investment operations on June 12, 1985, with the offering of Initial Class shares and subsequently offered Service Class shares on August 24, 2001. Performance for Service Class shares includes the performance of the fund’s Initial Class shares for periods prior to their offering (“blended performance”). Blended performance has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees); therefore, the use of blended performance generally results in higher performance.

MFS Core Equity Portfolio

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in equity securities.

In selecting investments for the fund, MFS is not constrained to any particular investment style. MFS may invest the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

MFS may invest the fund’s assets in companies of any size.

MFS may invest the fund’s assets in foreign securities.

MFS may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments.

A team of investment research analysts selects investments for the fund. MFS allocates the fund’s assets to analysts by industry.

MFS uses a bottom-up investment approach in buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of issuers and their potential in light of their current financial condition and industry position, and market, economic, political, and regulatory conditions. Factors considered may include analysis of earnings, cash flows, competitive position, and management ability. Quantitative analysis of these and other factors may also be considered.

MFS may engage in active and frequent trading in pursuing the fund’s principal investment strategies.

In response to market, economic, political, or other conditions, MFS may depart from the fund’s principal investment strategies by temporarily investing for defensive purposes.

Principal Investment Types

Equity Securities: Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company or other issuer. Different types of equity securities provide different voting and dividend rights and priorities in the event of bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

Derivatives: Derivatives are financial instruments whose value is based on the value of one or more indicators, such as a security, asset, currency, interest rate, credit rating, commodity, or index. Derivatives often involve a counterparty to the transaction. Derivatives include futures, forward contracts, options, structured notes, inverse floating rate instruments, swaps, caps, floors, and collars.

Principal Risks

As with any mutual fund, you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Stock Market Risk: The price of an equity security fluctuates in response to issuer, market, economic, industry, political, and regulatory developments. Prices can decrease significantly in response to these developments, and these developments can affect a single issuer, issuers within a broad market sector, industry or geographic region, or the market in general. Different parts of the market and different types of securities can react differently to these developments. For example, the stocks of growth companies can react differently from the stocks of value companies, and the stocks of large cap companies can react differently from the stocks of small cap companies. Certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on stock markets.

Company Risk: Changes in the financial condition of a company or other issuer, changes in specific market, economic, political, and regulatory conditions that affect a particular type of investment or issuer, and changes in general market, economic, political, and regulatory conditions can adversely affect the price of an investment. The price of securities of smaller, less well-known companies can be more volatile than the price of securities of larger companies or the market in general.

Foreign Risk: Investments in securities of foreign issuers, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, economic, political, or regulatory conditions and developments. Political, social, and economic instability, the imposition of currency or capital controls, or the expropriation or nationalization of assets in a particular country can cause dramatic declines in that country’s economy. Less stringent regulatory, accounting, and disclosure requirements for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries and can be particularly difficult against foreign governments. Changes in currency exchange rates can affect the U.S. dollar value of foreign currency investments and investments denominated in foreign currencies. Additional risks of foreign investments include trading, settlement, custodial, and other operational risks, and withholding and other taxes. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to market, economic, political, or regulatory developments than the U.S. market.

Leveraging Risk: Certain transactions, including when-issued, delayed-delivery, and forward commitment purchases, loans of portfolio securities, and the use of some derivatives, can result in leverage. Leverage involves investment exposure in an amount exceeding the initial investment. In transactions involving leverage, a relatively small market movement or change in other underlying indicator can lead to significantly larger losses to the fund. Leverage can cause increased volatility by magnifying gains or losses on underlying investments.

Investment Selection Risk: The MFS analysis of an investment can be incorrect and its selection of investments can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Counterparty and Third Party Risk: Transactions involving a counterparty other than the issuer of the instrument, or a third party responsible for servicing the instrument, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction.

Liquidity Risk: Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market or in limited volume, or may not have an active trading market. As a result, it may not be possible to sell the investment at any particular time or at an acceptable price.

Frequent Trading Risk: Frequent trading increases transaction costs, which may reduce a fund’s return.

Defensive Investing Risk: When MFS invests defensively, different factors could affect the fund’s performance and the fund may not achieve its investment objective. In addition, the defensive strategy may not work as intended.

Information about investment strategies and investment types not described in the Prospectus and the risks associated with those investment strategies and investment types are described in the fund’s Statement of Additional Information (“SAI”).

Bar Chart and Performance Table

The bar chart and performance table below are intended to indicate some of the risks of investing in the fund by showing changes in the fund’s performance over time. The performance table also shows how the fund’s performance over time compares with that of a broad measure of market performance.

The chart and table provide past performance information. The fund’s past performance does not necessarily indicate how the fund will perform in the future. The returns shown do not reflect fees and expenses imposed by the separate accounts established by insurance companies in order to serve as investment vehicles for variable annuity and variable life insurance contracts, qualified pension and retirement plans, and other eligible investors. If these fees and expenses were included, they would reduce the returns shown.

Bar Chart. The bar chart shows changes over time in the annual total return of the Initial Class shares for the past ten calendar years, and assumes the reinvestment of distributions. The returns for the Service Class shares will be lower than the Initial Class shares shown in the bar chart because Service Class shares have higher expenses.

*	The 2004 total return includes proceeds received by the fund as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. Excluding the effect of this payment, the fund’s 2004 annual total return would have been lower. (See Financial Highlights below for more information.)

The total return for the three-month period ended March 31, 2008 was (11.14)%. During the periods shown in the bar chart, the highest quarterly return was 18.92% (for the calendar quarter ended December 31, 1998) and the lowest quarterly return was (15.83)% (for the calendar quarter ended September 30, 2002).

Performance Table. This table shows how the average annual total returns of each class of the fund compare to a broad measure of market performance, and assumes the reinvestment of distributions.

Average Annual Total Returns (for the Periods Ended December 31, 2007)

Share Class	1 Year	5 Years	10 Years
Initial Class	8.71%	14.07%	6.30%
Service Class	8.40%	13.77%	6.13%
Benchmark Comparisons
Russell 3000 Index*†	5.14%	13.63%	6.22%

*	The Russell 3000 Index is constructed to provide a comprehensive barometer for the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

†	Source: FactSet Research Systems Inc.

All performance results reflect any applicable fee and expense waivers in effect during the periods shown; without these, the results would have been lower.

The fund commenced investment operations on May 12, 1997, with the offering of Initial Class shares and subsequently offered Service Class shares on August 24, 2001. Performance for Service Class shares includes the performance of the fund’s Initial Class shares for periods prior to their offering (“blended performance”). Blended performance has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees); therefore, the use of blended performance generally results in higher performance.

MFS Global Governments Portfolio

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on current income, but also considering capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in U.S. and foreign government securities.

MFS normally invests the fund’s assets primarily in debt instruments of the U.S. Government and of foreign governments in developed countries.

MFS may invest more than 25% of the fund’s assets in one country or a limited number of countries.

MFS generally invests substantially all of the fund’s assets in investment grade debt instruments.

The fund is a non-diversified fund. This means that MFS may invest a relatively high percentage of the fund’s assets in a single issuer or a small number of issuers.

MFS may invest the fund’s assets in mortgage dollar rolls.

MFS may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments.

MFS uses a bottom-up investment approach in buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of instruments and their issuers in light of current market, economic, political, and regulatory conditions. Factors considered may include the instrument’s credit quality, collateral characteristics, and indenture provisions, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. Quantitative analysis of the structure of the instrument and its features may also be considered.

MFS may engage in active and frequent trading in pursuing the fund’s principal investment strategies.

In response to market, economic, political, or other conditions, MFS may depart from the fund’s principal investment strategies by temporarily investing for defensive purposes.

Principal Investment Types

Debt Instruments: Debt instruments represent obligations of corporations, governments, and other entities to repay money borrowed. The issuer or borrower usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the instrument. Some debt instruments, such as zero coupon bonds, do not pay current interest but are sold at a discount from their face values. Other debt instruments, such as certain mortgage-backed and other asset-backed securities, make periodic payments of interest and/or principal. Some debt instruments are partially or fully secured by collateral supporting the payment of interest and principal.

Foreign Government Securities: Foreign government securities are debt instruments issued, guaranteed, or supported, as to the payment of principal and interest, by foreign governments, foreign government agencies, foreign semi-governmental entities or supranational entities, or debt instruments issued by entities organized and operated for the purpose of restructuring outstanding foreign government securities. Foreign government securities may not be supported as to the payment of principal and interest by the full faith and credit of the foreign government.

U.S. Government Securities: U.S. Government securities are securities issued or guaranteed by the U.S. Treasury, by an agency or instrumentality of the U.S. Government, or by a U.S. Government-sponsored entity. Certain U.S. Government securities may not be supported as to the payment of principal and interest by the full faith and credit of the U.S. Treasury or the ability to borrow from the U.S. Treasury. Some U.S. Government securities may be supported as to the payment of principal and interest only by the credit of the entity issuing or guaranteeing the security.

Collateralized Instruments: Collateralized instruments include mortgage-backed securities and other interests in pools of assets, such as loans or receivables. Payment of principal and interest generally depends on the cash flows generated by the underlying assets and the terms of the instrument. Certain collateralized instruments offer multiple classes that differ in terms of their priority to receive principal and/or interest payments under the terms of the instrument. Collateralized instruments typically involve a third party responsible for servicing the instrument and performing operational functions such as collecting and aggregating principal, interest and escrow payments, accounting and loan analysis.

Inflation-Adjusted Debt Instruments: Inflation-adjusted debt instruments are debt instruments whose principal and/or interest are adjusted for inflation. Inflation-adjusted debt instruments issued by the U.S. Treasury pay a fixed rate of interest that is applied to an inflation-adjusted principal amount. The principal amount is adjusted based on changes in the Consumer Price Index. The principal due at maturity is typically equal to the inflation-adjusted principal amount, or to the instrument’s original par value, whichever is greater. Other types of inflation-adjusted debt instruments may use other methods of adjusting for inflation, and other measures of inflation. Other issuers of inflation-adjusted debt instruments include U.S. Government agencies, instrumentalities and sponsored entities, corporations, and foreign governments.

Mortgage Dollar Rolls: Mortgage dollar rolls are simultaneous agreements with a third party both to sell a mortgage-backed security and to purchase a similar security from the third party on a later date, for an agreed-upon price.

Derivatives: Derivatives are financial instruments whose value is based on the value of one or more indicators, such as a security, asset, currency, interest rate, credit rating, commodity, or index. Derivatives often involve a counterparty to the transaction. Derivatives include futures, forward contracts, options, structured notes, inverse floating rate instruments, swaps, caps, floors, and collars.

Principal Risks

As with any mutual fund, you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Interest Rate Risk: The price of a debt instrument changes in response to interest rate changes. In general, the price of a debt instrument falls when interest rates rise and rises when interest rates fall. Instruments with longer maturities, or that do not pay current interest, are more sensitive to interest rate changes. In addition, short-term and long-term interest rates do not necessarily move in the same direction or by the same amount. An instrument’s reaction to interest rate changes depends on the timing of its interest and principal payments and the current interest rate for each of those time periods. Instruments with floating interest rates can be less sensitive to interest rate changes. In response to an interest rate decline, instruments that provide the issuer with the right to call or redeem the instrument prior to maturity may be called or redeemed, resulting in the reinvestment of proceeds in other investments at a lower interest rate.

Credit Risk: The value of a debt instrument depends, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due. The value of a debt instrument is likely to fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. The value of a debt instrument can also decline in response to changes in the financial condition of the issuer or borrower, changes in specific market, economic, industry, political, and regulatory conditions that affect a particular type of instrument, issuer, or borrower, and changes in general market, economic, political, and regulatory conditions. Certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events can have a dramatic adverse effect on the value of a debt instrument. For certain types of instruments, including derivatives, the value of the instrument depends in part on the credit quality of the counterparty to the transaction. For other types of debt instruments, including collateralized instruments, the price of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient, if the issuer defaults.

U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury.

Foreign Risk: Investments in securities of foreign issuers, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, economic, political, or regulatory conditions and developments. Political, social, and economic instability, the imposition of currency or capital controls, or the expropriation or nationalization of assets in a particular country can cause dramatic declines in that country’s economy. Less stringent regulatory, accounting, and disclosure requirements for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. Additional risks of foreign investments include trading, settlement, custodial, and other operational risks, and withholding and other taxes. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to market, economic, political, or regulatory developments than the U.S. market.

Emerging Markets Risk: Emerging markets investments can involve additional and greater risks than the risks associated with investments in developed foreign markets securities. Emerging markets typically have less economic development, market structure and depth and regulatory oversight than developed countries. Emerging markets can also be subject to greater political, social, and economic instability. These factors can make emerging market investments more volatile and less liquid than investments in developed markets.

Currency Risk: A decline in the value of a foreign currency relative to the U.S. dollar reduces the value of the foreign currency and investments denominated in that currency. In addition, the use of foreign exchange contracts to reduce foreign currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar. The value of foreign currencies relative to the U.S. dollar fluctuates in response to, among other factors, interest rate changes, intervention (or failure to intervene) by the U.S. or foreign governments, central banks, or supranational entities such as the International Monetary Fund, the imposition of currency controls, and other political or regulatory developments in the U.S. or abroad. Foreign currency values can decrease significantly both in the short term and over the long term in response to these and other developments.

Geographic Concentration Risk: Because MFS may invest a relatively large percentage of the fund’s assets in issuers located in a single country, a small number of countries, or a particular geographic region, the fund’s performance could be closely tied to the market, currency, economic, political, or regulatory conditions and developments in those countries or that region, and could be more volatile than the performance of more geographically-diversified funds.

Non-Diversification Risk: Because MFS may invest a relatively large percentage of the fund’s assets in a single issuer or small number of issuers, the fund’s performance could be closely tied to the value of that one issuer or issuers, and could be more volatile than the performance of more diversified funds.

Prepayment Risk: Many types of debt instruments, including mortgage-backed securities, asset-backed securities, and municipal housing bonds, are subject to the risk of prepayment. Prepayment occurs when unscheduled payments of principal are made prior to an instrument’s maturity. Instruments subject to prepayment can offer less potential for gains during a declining interest rate environment and greater potential for loss in a rising interest rate environment. In addition, prepayment rates are difficult to predict and the potential impact of prepayment on the price of a debt instrument depends on the terms of the instrument and can result in significant volatility.

Inflation-Adjusting Risk: Interest payments on inflation-adjusted debt instruments can be unpredictable and vary based on the level of inflation. If inflation is negative, principal and income both can decline. In addition, the measure of inflation used may not correspond to the actual rate of inflation experienced by a particular individual.

Leveraging Risk: Certain transactions, including when-issued, delayed-delivery, and forward commitment purchases, mortgage dollar rolls, and the use of some derivatives, can result in leverage. Leverage involves investment exposure in an amount exceeding the initial investment. In transactions involving leverage, a relatively small market movement or change in other underlying indicator can lead to significantly larger losses to the fund. Leverage can cause increased volatility by magnifying gains or losses on underlying investments.

Investment Selection Risk: The MFS analysis of an investment can be incorrect and its selection of investments can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Counterparty and Third Party Risk: Transactions involving a counterparty other than the issuer of the instrument, or a third party responsible for servicing the instrument, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction.

Liquidity Risk: Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market or in limited volume, or may not have an active trading market. As a result, it may not be possible to sell the investment at any particular time or at an acceptable price.

Frequent Trading Risk: Frequent trading increases transaction costs, which may reduce a fund’s return.

Defensive Investing Risk: When MFS invests defensively, different factors could affect the fund’s performance and the fund may not achieve its investment objective. In addition, the defensive strategy may not work as intended.

Information about investment strategies and investment types not described in the Prospectus and the risks associated with those investment strategies and investment types are described in the fund’s Statement of Additional Information (“SAI”).

Bar Chart and Performance Table

The bar chart and performance table below are intended to indicate some of the risks of investing in the fund by showing changes in the fund’s performance over time. The performance table also shows how the fund's performance over time compares with that of a broad measure of market performance.

The chart and table provide past performance information. The fund’s past performance does not necessarily indicate how the fund will perform in the future. The returns shown do not reflect fees and expenses imposed by the separate accounts established by insurance companies in order to serve as investment vehicles for variable annuity and variable life insurance contracts, qualified pension and retirement plans, and other eligible investors. If these fees and expenses were included, they would reduce the returns shown.

Bar Chart. The bar chart shows changes over time in the annual total return of the Initial Class shares for ten calendar years, and assumes the reinvestment of distributions. The returns for the Service Class shares will be lower than the Initial Class shares shown in the bar chart because Service Class shares have higher expenses.

The total return for the three-month period ended March 31, 2008 was 8.92%. During the periods shown in the bar chart, the highest quarterly return was 12.55% (for the calendar quarter ended June 30, 2002) and the lowest quarterly return was (4.29)% (for the calendar quarter ended June 30, 1999).

Performance Table. This table shows how the average annual total returns of each class of the fund compare to a broad measure of market performance, and assumes the reinvestment of distributions.

Average Annual Total Returns (for the Periods Ended December 31, 2007)

Share Class	1 Year	5 Years	10 Years
Initial Class	8.99%	6.19%	5.86%
Service Class	8.67%	5.91%	5.68%

Benchmark Comparisons
JPMorgan Global Government Bond Index Unhedged*†	10.81%	6.71%	6.26%

*	The JPMorgan Global Government Bond Index Unhedged measures the performance of developed government bond markets around the world.

†	Source: FactSet Research Systems Inc.

All performance results reflect any applicable fee and expense waivers in effect during the periods shown; without these, the results would have been lower.

The fund commenced investment operations on May 16, 1988, with the offering of Initial Class shares and subsequently offered Service Class shares on August 24, 2001. Performance for Service Class shares includes the performance of the fund’s Initial Class shares for periods prior to their offering (“blended performance”). Blended performance has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees); therefore, the use of blended performance generally results in higher performance.

MFS Government Securities Portfolio

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on current income, but also considering capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in U.S. Government securities.

MFS generally invests substantially all of the fund’s assets in investment grade debt instruments.

MFS may invest the fund’s assets in mortgage dollar rolls.

MFS may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments.

MFS uses a bottom-up investment approach in buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of instruments and their issuers in light of current market, economic, political, and regulatory conditions. Factors considered may include the instrument’s credit quality, collateral characteristics, and indenture provisions, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. Quantitative analysis of the structure of the instrument and its features may also be considered.

MFS may engage in active and frequent trading in pursuing the fund's principal investment strategies.

In response to market, economic, political, or other conditions, MFS may depart from the fund’s principal investment strategies by temporarily investing for defensive purposes.

Principal Investment Types

Debt Instruments: Debt instruments represent obligations of corporations, governments, and other entities to repay money borrowed. The issuer or borrower usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the instrument. Some debt instruments, such as zero coupon bonds, do not pay current interest but are sold at a discount from their face values. Other debt instruments, such as certain mortgage-backed and other asset-backed securities, make periodic payments of interest and/or principal. Some debt instruments are partially or fully secured by collateral supporting the payment of interest and principal.

U.S. Government Securities: U.S. Government securities are securities issued or guaranteed by the U.S. Treasury, by an agency or instrumentality of the U.S. Government, or by a U.S. Government-sponsored entity. Certain U.S. Government securities may not be supported as to the payment of principal and interest by the full faith and credit of the U.S. Treasury or the ability to borrow from the U.S. Treasury. Some U.S. Government securities may be supported as to the payment of principal and interest only by the credit of the entity issuing or guaranteeing the security.

Collateralized Instruments: Collateralized instruments include mortgage-backed securities and other interests in pools of assets, such as loans or receivables. Payment of principal and interest generally depends on the cash flows generated by the underlying assets and the terms of the instrument. Certain collateralized instruments offer multiple classes that differ in terms of their priority to receive principal and/or interest payments under the terms of the instrument. Collateralized instruments typically involve a third party responsible for servicing the instrument and performing operational functions such as collecting and aggregating principal, interest and escrow payments, accounting and loan analysis.

Inflation-Adjusted Debt Instruments: Inflation-adjusted debt instruments are debt instruments whose principal and/or interest are adjusted for inflation. Inflation-adjusted debt instruments issued by the U.S. Treasury pay a fixed rate of interest that is applied to an inflation-adjusted principal amount. The principal amount is adjusted based on changes in the Consumer Price Index. The principal due at maturity is typically equal to the inflation-adjusted principal amount, or to the instrument’s original par value, whichever is greater. Other types of inflation-adjusted debt instruments may use other methods of adjusting for inflation, and other measures of inflation. Other issuers of inflation-adjusted debt instruments include U.S. Government agencies, instrumentalities and sponsored entities, corporations, and foreign governments.

Mortgage Dollar Rolls: Mortgage dollar rolls are simultaneous agreements with a third party both to sell a mortgage-backed security and to purchase a similar security from the third party on a later date, for an agreed-upon price.

Derivatives: Derivatives are financial instruments whose value is based on the value of one or more indicators, such as a security, asset, currency, interest rate, credit rating, commodity, or index. Derivatives often involve a counterparty to the transaction. Derivatives include futures, forward contracts, options, structured notes, inverse floating rate instruments, swaps, caps, floors, and collars.

Principal Risks

As with any mutual fund, you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Interest Rate Risk: The price of a debt instrument changes in response to interest rate changes. In general, the price of a debt instrument falls when interest rates rise and rises when interest rates fall. Instruments with longer maturities, or that do not pay current interest, are more sensitive to interest rate changes. In addition, short-term and long-term interest rates do not necessarily move in the same direction or by the same amount. An instrument’s reaction to interest rate changes depends on the timing of its interest and principal payments and the current interest rate for each of those time periods. Instruments with floating interest rates can be less sensitive to interest rate changes. In response to an interest rate decline, instruments that provide the issuer with the right to call or redeem the instrument prior to maturity may be called or redeemed, resulting in the reinvestment of proceeds in other investments at a lower interest rate.

Inflation-adjusted debt instruments tend to react to changes in “real” interest rates. “Real” interest rates represent nominal interest rates reduced by the inflation rate.

Credit Risk: The value of a debt instrument depends, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due. The value of a debt instrument is likely to fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. The value of a debt instrument can also decline in response to changes in the financial condition of the issuer or borrower, changes in specific market, economic, industry, political, and regulatory conditions that affect a particular type of instrument, issuer, or borrower, and changes in general market, economic, political, and regulatory conditions. Certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events can have a dramatic adverse effect on the value of a debt instrument. For certain types of instruments, including derivatives, the value of the instrument depends in part on the credit quality of the counterparty to the transaction. For other types of debt instruments, including collateralized instruments, the price of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient, if the issuer defaults.

U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury.

Prepayment Risk: Many types of debt instruments, including mortgage-backed securities, asset-backed securities, and municipal housing bonds, are subject to the risk of prepayment. Prepayment occurs when unscheduled payments of principal are made prior to an instrument’s maturity. Instruments subject to prepayment can offer less potential for gains during a declining interest rate environment and greater potential for loss in a rising interest rate environment. In addition, prepayment rates are difficult to predict and the potential impact of prepayment on the price of a debt instrument depends on the terms of the instrument and can result in significant volatility.

Inflation-Adjusting Risk: Interest payments on inflation-adjusted debt instruments can be unpredictable and vary based on the level of inflation. If inflation is negative, principal and income both can decline. In addition, the measure of inflation used may not correspond to the actual rate of inflation experienced by a particular individual.

Leveraging Risk: Certain transactions, including when-issued, delayed-delivery, and forward commitment purchases, mortgage dollar rolls, and the use of some derivatives, can result in leverage. Leverage involves investment exposure in an amount exceeding the initial investment. In transactions involving leverage, a relatively small market movement or change in other underlying indicator can lead to significantly larger losses to the fund. Leverage can cause increased volatility by magnifying gains or losses on underlying investments.

Investment Selection Risk: The MFS analysis of an investment can be incorrect and its selection of investments can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Counterparty and Third Party Risk: Transactions involving a counterparty other than the issuer of the instrument, or a third party responsible for servicing the instrument, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction.

Frequent Trading Risk: Frequent trading increases transaction costs, which may reduce a fund’s return.

Defensive Investing Risk: When MFS invests defensively, different factors could affect the fund’s performance and the fund may not achieve its investment objective. In addition, the defensive strategy may not work as intended.

Information about investment strategies and investment types not described in the Prospectus and the risks associated with those investment strategies and investment types are described in the fund’s Statement of Additional Information (“SAI”).

Bar Chart and Performance Table

The bar chart and performance table below are intended to indicate some of the risks of investing in the fund by showing changes in the fund’s performance over time. The performance table also shows how the fund's performance over time compares with that of a broad measure of market performance.

The chart and table provide past performance information. The fund’s past performance does not necessarily indicate how the fund will perform in the future. The returns shown do not reflect fees and expenses imposed by the separate accounts established by insurance companies in order to serve as investment vehicles for variable annuity and variable life insurance contracts, qualified pension and retirement plans, and other eligible investors. If these fees and expenses were included, they would reduce the returns shown.

Bar Chart. The bar chart shows changes over time in the annual total return of the Initial Class shares for ten calendar years, and assumes the reinvestment of distributions. The returns for the Service Class shares will be lower than the Initial Class shares shown in the bar chart because Service Class shares have higher expenses.

The total return for the three-month period ended March 31, 2008 was 2.95%. During the periods shown in the bar chart, the highest quarterly return was 4.80% (for the calendar quarter ended September 30, 2001) and the lowest quarterly return was (2.12)% (for the calendar quarter ended June 30, 2004).

Performance Table. This table shows how the average annual total returns of each class of the fund compare to a broad measure of market performance, and assumes the reinvestment of distributions.

Average Annual Total Returns (for the Periods Ended December 31, 2007)

Share Class	1 Year	5 Years	10 Years
Initial Class	7.18%	3.80%	5.45%
Service Class	6.91%	3.55%	5.29%

Benchmark Comparisons
Lehman Brothers U.S. Government/Mortgage Bond Index*†	7.72%	4.28%	5.91%

*	The Lehman Brothers U.S. Government/Mortgage Bond Index – a market-capitalization-weighted index that measures the performance of debt issued by the U.S. Government, and its agencies, as well as mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC).

†	Source: FactSet Research Systems Inc.

All performance results reflect any applicable fee and expense waivers in effect during the periods shown; without these, the results would have been lower.

The fund commenced investment operations on June 12, 1985, with the offering of Initial Class shares and subsequently offered Service Class shares on August 24, 2001. Performance for Service Class shares includes the performance of the fund’s Initial Class shares for periods prior to their offering (“blended performance”). Blended performance has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees); therefore, the use of blended performance generally results in higher performance.

MFS Growth Portfolio (formerly, MFS Emerging Growth Portfolio)

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in equity securities.

MFS focuses on investing the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies). Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.

MFS may invest the fund’s assets in companies of any size.

MFS may invest the fund’s assets in foreign securities.

MFS may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments.

MFS uses a bottom-up investment approach in buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of issuers and their potential in light of their current financial condition and industry position, and market, economic, political, and regulatory conditions. Factors considered may include analysis of earnings, cash flows, competitive position, and management ability. Quantitative analysis of these and other factors may also be considered.

MFS may engage in active and frequent trading in pursuing the fund's principal investment strategies.

In response to market, economic, political, or other conditions, MFS may depart from the fund’s principal investment strategies by temporarily investing for defensive purposes.

Principal Investment Types

Equity Securities: Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company or other issuer. Different types of equity securities provide different voting and dividend rights and priorities in the event of bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

Derivatives: Derivatives are financial instruments whose value is based on the value of one or more indicators, such as a security, asset, currency, interest rate, credit rating, commodity, or index. Derivatives often involve a counterparty to the transaction. Derivatives include futures, forward contracts, options, structured notes, inverse floating rate instruments, swaps, caps, floors, and collars.

Principal Risks

As with any mutual fund, you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Stock Market Risk: The price of an equity security fluctuates in response to issuer, market, economic, industry, political, and regulatory developments. Prices can decrease significantly in response to these developments, and these developments can affect a single issuer, issuers within a broad market sector, industry or geographic region, or the market in general. Different parts of the market and different types of securities can react differently to these developments. For example, the stocks of growth companies can react differently from the stocks of value companies, and the stocks of large cap companies can react differently from the stocks of small cap companies. Certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on stock markets.

Company Risk: Changes in the financial condition of a company or other issuer, changes in specific market, economic, political, and regulatory conditions that affect a particular type of investment or issuer, and changes in general market, economic, political, and regulatory conditions can adversely affect the price of an investment. The price of securities of smaller, less well-known companies can be more volatile than the price of securities of larger companies or the market in general.

Growth Company Risk: The stocks of growth companies can be more sensitive to the company’s earnings and more volatile than the market in general.

Foreign Risk: Investments in securities of foreign issuers, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, economic, political, or regulatory conditions and developments. Political, social, and economic instability, the imposition of currency or capital controls, or the expropriation or nationalization of assets in a particular country can cause dramatic declines in that country’s economy. Less stringent regulatory, accounting, and disclosure requirements for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries and can be particularly difficult against foreign governments. Changes in currency exchange rates can affect the U.S. dollar value of foreign currency investments and investments denominated in foreign currencies. Additional risks of foreign investments include trading, settlement, custodial, and other operational risks, and withholding and other taxes. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to market, economic, political, or regulatory developments than the U.S. market.

Leveraging Risk: Certain transactions, including when-issued, delayed-delivery, and forward commitment purchases, loans of portfolio securities, and the use of some derivatives, can result in leverage. Leverage involves investment exposure in an amount exceeding the initial investment. In transactions involving leverage, a relatively small market movement or change in other underlying indicator can lead to significantly larger losses to the fund. Leverage can cause increased volatility by magnifying gains or losses on underlying investments.

Investment Selection Risk: The MFS analysis of an investment can be incorrect and its selection of investments can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Counterparty and Third Party Risk: Transactions involving a counterparty other than the issuer of the instrument, or a third party responsible for servicing the instrument, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction.

Liquidity Risk: Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market or in limited volume, or may not have an active trading market. As a result, it may not be possible to sell the investment at any particular time or at an acceptable price.

Frequent Trading Risk: Frequent trading increases transaction costs, which may reduce a fund’s return.

Defensive Investing Risk: When MFS invests defensively, different factors could affect the fund’s performance and the fund may not achieve its investment objective. In addition, the defensive strategy may not work as intended.

Information about investment strategies and investment types not described in the Prospectus and the risks associated with those investment strategies and investment types are described in the fund’s Statement of Additional Information (“SAI”).

Bar Chart and Performance Table

The bar chart and performance table below are intended to indicate some of the risks of investing in the fund by showing changes in the fund’s performance over time. The performance table also shows how the fund's performance over time compares with that of a broad measure of market performance.

The chart and table provide past performance information. The fund’s past performance does not necessarily indicate how the fund will perform in the future. The returns shown do not reflect fees and expenses imposed by the separate accounts established by insurance companies in order to serve as investment vehicles for variable annuity and variable life insurance contracts, qualified pension and retirement plans, and other eligible investors. If these fees and expenses were included, they would reduce the returns shown.

Bar Chart. The bar chart shows changes over time in the annual total return of the Initial Class shares for ten calendar years, and assumes the reinvestment of distributions. The returns for the Service Class shares will be lower than the Initial Class shares shown in the bar chart because Service Class shares have higher expenses.

^	The 2003 total return includes proceeds received by the fund from a non-recurring litigation settlement. Excluding the effect of this payment, the fund’s 2003 annual total return would have been 30.01%. (See Financial Highlights below for more information.)

*	The 2004 total return includes proceeds received by the fund as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. Excluding the effect of this payment, the fund’s 2004 annual total return would have been lower. (See Financial Highlights below for more information.)

The total return for the three-month period ended March 31, 2008 was (10.15)%. During the periods shown in the bar chart, the highest quarterly return was 55.64% (for the calendar quarter ended December 31, 1999) and the lowest quarterly return was (30.02)% (for the calendar quarter ended March 31, 2001).

Performance Table. This table shows how the average annual total returns of each class of the fund compare to a broad measure of market performance, and assumes the reinvestment of distributions.

Average Annual Total Returns (for the Periods Ended December 31, 2007)

Share Class	1 Year	5 Years^	10 Years^
Initial Class	21.25%	16.31%	5.73%
Service Class	21.00%	16.02%	5.56%

Benchmark Comparisons
Russell 3000 Growth Index*†	11.40%	12.42%	3.83%

^	A portion of each of the returns includes proceeds received by the fund from unrelated non-recurring events (see “Financial Highlights”).

*	The Russell 3000 Growth Index is constructed to provide a comprehensive barometer for growth securities in the small to large-cap segment of the U.S. equity universe. Companies in this Index generally have higher price-to-book ratios and higher forecasted growth values.

†	Source: FactSet Research Systems Inc.

All performance results reflect any applicable fee and expense waivers in effect during the periods shown; without these, the results would have been lower.

The fund commenced investment operations on May 1, 1995, with the offering of Initial Class shares and subsequently offered Service Class shares on August 24, 2001. Performance for Service Class shares includes the performance of the fund’s Initial Class shares for periods prior to their offering (“blended performance”). Blended performance has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees); therefore, the use of blended performance generally results in higher performance.

MFS High Yield Portfolio

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on high current income, but also considering capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in high income debt instruments.

MFS may invest the fund’s assets in other types of debt instruments.

MFS may invest up to 100% of the assets in lower quality debt instruments.

MFS may invest the fund’s assets in foreign securities.

MFS may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments.

MFS uses a bottom-up investment approach in buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of instruments and their issuers in light of current market, economic, political, and regulatory conditions. Factors considered may include the instrument’s credit quality, collateral characteristics, and indenture provisions, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. Quantitative analysis of the structure of the instrument and its features may also be considered.

MFS may engage in active and frequent trading in pursuing the fund's principal investment strategies.

In response to market, economic, political, or other conditions, MFS may depart from the fund’s principal investment strategies by temporarily investing for defensive purposes.

Principal Investment Types

Debt Instruments: Debt instruments represent obligations of corporations, governments, and other entities to repay money borrowed. The issuer or borrower usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the instrument. Some debt instruments, such as zero coupon bonds, do not pay current interest but are sold at a discount from their face values. Other debt instruments, such as certain mortgage-backed and other asset-backed securities, make periodic payments of interest and/or principal. Some debt instruments are partially or fully secured by collateral supporting the payment of interest and principal.

Lower Quality Debt Instruments: Lower quality debt instruments, commonly referred to as “high yield securities” or “junk bonds” are debt instruments of less than investment grade quality.

Corporate Bonds: Corporate bonds are debt instruments issued by domestic or foreign corporations or similar entities.

Foreign Government Securities: Foreign government securities are debt instruments issued, guaranteed, or supported, as to the payment of principal and interest, by foreign governments, foreign government agencies, foreign semi-governmental entities or supranational entities, or debt instruments issued by entities organized and operated for the purpose of restructuring outstanding foreign government securities. Foreign government securities may not be supported as to the payment of principal and interest by the full faith and credit of the foreign government.

Floating Rate Loans: Floating rate loans are debt instruments issued by companies or other entities with interest rates that reset periodically (typically daily, monthly, quarterly, or semiannually, based on a base lending rate such as the London Interbank Bank Offered Rate (LIBOR), plus a premium). Floating rate loans are typically structured and administered by a third party that acts as agent for the lenders participating in the floating rate loan. Floating rate loans can be acquired directly through the agent, by assignment from a third party holder of the loan, or as a participation interest in a third party holder’s portion of the loan. Senior floating rate loans are secured by specific collateral of the borrower, and are senior to most other securities of the borrower (e.g., common stocks or other debt instruments) in the event of bankruptcy. Floating rate loans can be subject to restrictions on resale and can be less liquid than other types of securities.

Derivatives: Derivatives are financial instruments whose value is based on the value of one or more indicators, such as a security, asset, currency, interest rate, credit rating, commodity, or index. Derivatives often involve a counterparty to the transaction. Derivatives include futures, forward contracts, options, structured notes, inverse floating rate instruments, swaps, caps, floors, and collars.

Principal Risks

As with any mutual fund, you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Interest Rate Risk: The price of a debt instrument changes in response to interest rate changes. In general, the price of a debt instrument falls when interest rates rise and rises when interest rates fall. Instruments with longer maturities, or that do not pay current interest, are more sensitive to interest rate changes. In addition, short-term and long-term interest rates do not necessarily move in the same direction or by the same amount. An instrument’s reaction to interest rate changes depends on the timing of its interest and principal payments and the current interest rate for each of those time periods. Instruments with floating interest rates can be less sensitive to interest rate changes. In response to an interest rate decline, instruments that provide the issuer with the right to call or redeem the instrument prior to maturity may be called or redeemed, resulting in the reinvestment of proceeds in other investments at a lower interest rate.

Credit Risk: The value of a debt instrument depends, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due. The value of a debt instrument is likely to fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. The value of a debt instrument can also decline in response to changes in the financial condition of the issuer or borrower, changes in specific market, economic, industry, political, and regulatory conditions that affect a particular type of instrument, issuer, or borrower, and changes in general market, economic, political, and regulatory conditions. Certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events can have a dramatic adverse effect on the value of a debt instrument. For certain types of instruments, including derivatives, the value of the instrument depends in part on the credit quality of the counterparty to the transaction. For other types of debt instruments, including collateralized instruments, the price of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient, if the issuer defaults.

Lower quality debt instruments and certain unrated debt instruments can involve a substantially greater risk of default or can already be in default, and their values can decline significantly over short periods of time. Lower quality debt instruments are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and principal. Lower quality debt instruments tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The market for lower quality debt instruments and certain unrated debt instruments can be less liquid, especially during periods of recession or general market decline.

Foreign Risk: Investments in securities of foreign issuers, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, economic, political, or regulatory conditions and developments. Political, social, and economic instability, the imposition of currency or capital controls, or the expropriation or nationalization of assets in a particular country can cause dramatic declines in that country’s economy. Less stringent regulatory, accounting, and disclosure requirements for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries and can be particularly difficult against foreign governments. Changes in currency exchange rates can affect the U.S. dollar value of foreign currency investments and investments denominated in foreign currencies. Additional risks of foreign investments include trading, settlement, custodial, and other operational risks, and withholding and other taxes. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to market, economic, political, or regulatory developments than the U.S. market.

Leveraging Risk: Certain transactions, including when-issued, delayed-delivery, and forward commitment purchases, and the use of some derivatives, can result in leverage. Leverage involves investment exposure in an amount exceeding the initial investment. In transactions involving leverage, a relatively small market movement or change in other underlying indicator can lead to significantly larger losses to the fund. Leverage can cause increased volatility by magnifying gains or losses on underlying investments.

Investment Selection Risk: The MFS analysis of an investment can be incorrect and its selection of investments can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Counterparty and Third Party Risk: Transactions involving a counterparty other than the issuer of the instrument, or a third party responsible for servicing the instrument, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction.

Liquidity Risk: Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market or in limited volume, or may not have an active trading market. As a result, it may not be possible to sell the investment at any particular time or at an acceptable price.

Frequent Trading Risk: Frequent trading increases transaction costs, which may reduce a fund’s return.

Defensive Investing Risk: When MFS invests defensively, different factors could affect the fund’s performance and the fund may not achieve its investment objective. In addition, the defensive strategy may not work as intended.

Information about investment strategies and investment types not described in the Prospectus and the risks associated with those investment strategies and investment types are described in the fund’s Statement of Additional Information (“SAI”).

Bar Chart and Performance Table

The bar chart and performance table below are intended to indicate some of the risks of investing in the fund by showing changes in the fund’s performance over time. The performance table also shows how the fund's performance over time compares with that of a broad measure of market performance.

The chart and table provide past performance information. The fund’s past performance does not necessarily indicate how the fund will perform in the future. The returns shown do not reflect fees and expenses imposed by the separate accounts established by insurance companies in order to serve as investment vehicles for variable annuity and variable life insurance contracts, qualified pension and retirement plans, and other eligible investors. If these fees and expenses were included, they would reduce the returns shown.

Bar Chart. The bar chart shows changes over time in the annual total return of the Initial Class shares for ten calendar years, and assumes the reinvestment of distributions. The returns for the Service Class shares will be lower than the Initial Class shares shown in the bar chart because Service Class shares have higher expenses.

The total return for the three-month period ended March 31, 2008 was (3.20)%. During the periods shown in the bar chart, the highest quarterly return was 7.18% (for the calendar quarter ended June 30, 2003) and the lowest quarterly return was (7.51)% (for the calendar quarter ended September 30, 1998).

Performance Table. This table shows how the average annual total returns of each class of the fund compare to a broad measure of market performance, and assumes the reinvestment of distributions.

Average Annual Total Returns (for the Periods Ended December 31, 2007)

Share Class	1 Year	5 Years	10 Years
Initial Class	1.93%	8.87%	4.83%
Service Class	1.56%	8.59%	4.65%
Benchmark Comparisons
Lehman Brothers U.S. High-Yield Corporate Bond Index*†	1.87%	10.91%	5.52%

*	The Lehman Brothers U.S. High-Yield Corporate Bond Index is a market capitalization-weighted index that measures the performance of non-investment grade, fixed rate debt. Eurobonds and debt issues from countries designated as emerging markets (e.g., Argentina, Brazil, Venezuela, etc.) are excluded.

†	Source: FactSet Research Systems Inc.

All performance results reflect any applicable fee and expense waivers in effect during the periods shown; without these, the results would have been lower.

The fund commenced investment operations on June 12, 1985, with the offering of Initial Class shares and subsequently offered Service Class shares on August 24, 2001. Performance for Service Class shares includes the performance of the fund’s Initial Class shares for periods prior to their offering (“blended performance”). Blended performance has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees); therefore, the use of blended performance generally results in higher performance.

MFS Massachusetts Investors Growth Stock Portfolio

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in equity securities.

MFS focuses on investing the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies). Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.

While MFS may invest the fund’s assets in companies of any size, MFS generally focuses on companies with large capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments.

MFS uses a bottom-up investment approach in buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of issuers and their potential in light of their current financial condition and industry position, and market, economic, political, and regulatory conditions. Factors considered may include analysis of earnings, cash flows, competitive position, and management ability. Quantitative analysis of these and other factors may also be considered.

MFS may engage in active and frequent trading in pursuing the fund's principal investment strategies.

In response to market, economic, political, or other conditions, MFS may depart from the fund’s principal investment strategies by temporarily investing for defensive purposes.

Principal Investment Types

Equity Securities: Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company or other issuer. Different types of equity securities provide different voting and dividend rights and priorities in the event of bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

Derivatives: Derivatives are financial instruments whose value is based on the value of one or more indicators, such as a security, asset, currency, interest rate, credit rating, commodity, or index. Derivatives often involve a counterparty to the transaction. Derivatives include futures, forward contracts, options, structured notes, inverse floating rate instruments, swaps, caps, floors, and collars.

Principal Risks

As with any mutual fund, you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Stock Market Risk: The price of an equity security fluctuates in response to issuer, market, economic, industry, political, and regulatory developments. Prices can decrease significantly in response to these developments, and these developments can affect a single issuer, issuers within a broad market sector, industry or geographic region, or the market in general. Different parts of the market and different types of securities can react differently to these developments. For example, the stocks of growth companies can react differently from the stocks of value companies, and the stocks of large cap companies can react differently from the stocks of small cap companies. Certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on stock markets.

Company Risk: Changes in the financial condition of a company or other issuer, changes in specific market, economic, political, and regulatory conditions that affect a particular type of investment or issuer, and changes in general market, economic, political, and regulatory conditions can adversely affect the price of an investment. The price of securities of smaller, less well-known companies can be more volatile than the price of securities of larger companies or the market in general.

Growth Company Risk: The stocks of growth companies can be more sensitive to the company’s earnings and more volatile than the market in general.

Foreign Risk: Investments in securities of foreign issuers, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, economic, political, or regulatory conditions and developments. Political, social, and economic instability, the imposition of currency or capital controls, or the expropriation or nationalization of assets in a particular country can cause dramatic declines in that country’s economy. Less stringent regulatory, accounting, and disclosure requirements for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries and can be particularly difficult against foreign governments. Changes in currency exchange rates can affect the U.S. dollar value of foreign currency investments and investments denominated in foreign currencies. Additional risks of foreign investments include trading, settlement, custodial, and other operational risks, and withholding and other taxes. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to market, economic, political, or regulatory developments than the U.S. market.

Leveraging Risk: Certain transactions, including when-issued, delayed-delivery, and forward commitment purchases, loans of portfolio securities, and the use of some derivatives, can result in leverage. Leverage involves investment exposure in an amount exceeding the initial investment. In transactions involving leverage, a relatively small market movement or change in other underlying indicator can lead to significantly larger losses to the fund. Leverage can cause increased volatility by magnifying gains or losses on underlying investments.

Investment Selection Risk: The MFS analysis of an investment can be incorrect and its selection of investments can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Counterparty and Third Party Risk: Transactions involving a counterparty other than the issuer of the instrument, or a third party responsible for servicing the instrument, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction.

Liquidity Risk: Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market or in limited volume, or may not have an active trading market. As a result, it may not be possible to sell the investment at any particular time or at an acceptable price.

Frequent Trading Risk: Frequent trading increases transaction costs, which may reduce a fund’s return.

Defensive Investing Risk: When MFS invests defensively, different factors could affect the fund’s performance and the fund may not achieve its investment objective. In addition, the defensive strategy may not work as intended.

Information about investment strategies and investment types not described in the Prospectus and the risks associated with those investment strategies and investment types are described in the fund’s Statement of Additional Information (“SAI”).

Bar Chart and Performance Table

The bar chart and performance table below are intended to indicate some of the risks of investing in the fund by showing changes in the fund’s performance over time. The performance table also shows how the fund's performance over time compares with that of a broad measure of market performance.

The chart and table provide past performance information. The fund’s past performance does not necessarily indicate how the fund will perform in the future. The returns shown do not reflect fees and expenses imposed by the separate accounts established by insurance companies in order to serve as investment vehicles for variable annuity and variable life insurance contracts, qualified pension and retirement plans, and other eligible investors. If these fees and expenses were included, they would reduce the returns shown.

Bar Chart. The bar chart will show changes over time in the annual total return of the Initial Class shares for ten calendar years, and assumes the reinvestment of distributions. The returns for the Service Class shares will be lower than the Initial Class shares shown in the bar chart because Service Class shares have higher expenses.

*	The 2004 total return includes proceeds received by the fund as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. Excluding the effect of this payment, the fund’s 2004 annual total return would have been 9.48%. (See Financial Highlights below for more information.)

The total return for the three-month period ended March 31, 2008 was (8.47)%. During the periods shown in the bar chart, the highest quarterly return was 27.11% (for the calendar quarter ended December 31, 1999) and the lowest quarterly return was (21.56)% (for the calendar quarter ended September 30, 2001).

Performance Table. This table shows how the average annual total returns of each class of the fund compare to a broad measure of market performance, and assumes the reinvestment of distributions.

Average Annual Total Returns (for the Periods Ended December 31, 2007)

Share Class	1 Year	5 Years	Life#
Initial Class	11.53%	11.13%	3.62%
Service Class	11.26%	10.83%	3.46%
Benchmark Comparisons
Russell 1000 Growth Index*†	11.81%	12.11%	2.30%

#	Life refers to the period from the commencement of the fund’s investment operations, May 6, 1998, through December 31, 2007.

*	The Russell 1000 Growth Index is constructed to provide a comprehensive barometer for growth securities in the large-cap segment of the U.S. equity universe. Companies in this index generally have higher price-to-book ratios and higher forecasted growth values.

†	Source: FactSet Research Systems Inc.

All performance results reflect any applicable fee and expense waivers in effect during the periods shown; without these, the results would have been lower.

The fund commenced investment operations on May 6, 1998, with the offering of Initial Class shares and subsequently offered Service Class shares on August 24, 2001. Performance for Service Class shares includes the performance of the fund’s Initial Class shares for periods prior to their offering (“blended performance”). Blended performance has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees); therefore, the use of blended performance generally results in higher performance.

MFS Mid Cap Growth Portfolio

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in issuers with medium market capitalizations. MFS generally defines medium market capitalization issuers as issuers with market capitalizations within the range of the market capitalizations of issuers included in the Russell Midcap Growth Index at the time of purchase. As of March 31, 2008, the range of the Russell Midcap Growth Index was between $155 million and $45.7 billion. Issuers whose market capitalizations fall outside this range after purchase continue to be considered to have a medium market capitalization for purposes of the 80% policy.

MFS normally invests the fund’s assets primarily in equity securities.

MFS focuses on investing the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies). Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.

MFS may invest the fund’s assets in foreign securities.

MFS may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments.

Investments for the fund are selected based on fundamental and quantitative analysis. MFS uses bottom-up fundamental analysis of issuers and their potential in light of their current financial condition and industry position, and market, economic, political, and regulatory conditions. Factors considered may include analysis of earnings, cash flows, competitive position and management ability. MFS also uses proprietary quantitative models to forecast the expected return of an investment. Factors considered by the quantitative model include valuation, price momentum and earnings quality.

MFS may engage in active and frequent trading in pursuing the fund's principal investment strategies.

In response to market, economic, political, or other conditions, MFS may depart from the fund’s principal investment strategies by temporarily investing for defensive purposes.

Principal Investment Types

Equity Securities: Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company or other issuer. Different types of equity securities provide different voting and dividend rights and priorities in the event of bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

Derivatives: Derivatives are financial instruments whose value is based on the value of one or more indicators, such as a security, asset, currency, interest rate, credit rating, commodity, or index. Derivatives often involve a counterparty to the transaction. Derivatives include futures, forward contracts, options, structured notes, inverse floating rate instruments, swaps, caps, floors, and collars.

Principal Risks

As with any mutual fund, you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Stock Market Risk: The price of an equity security fluctuates in response to issuer, market, economic, industry, political, and regulatory developments. Prices can decrease significantly in response to these developments, and these developments can affect a single issuer, issuers within a broad market sector, industry or geographic region, or the market in general. Different parts of the market and different types of securities can react differently to these developments. For example, the stocks of growth companies can react differently from the stocks of value companies, and the stocks of large cap companies can react differently from the stocks of small cap companies. Certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on stock markets.

Company Risk: Changes in the financial condition of a company or other issuer, changes in specific market, economic, political, and regulatory conditions that affect a particular type of investment or issuer, and changes in general market, economic, political, and regulatory conditions can adversely affect the price of an investment. The price of securities of smaller, less well-known companies can be more volatile than the price of securities of larger companies or the market in general.

Mid Cap Risk: The stocks of mid cap companies can be more volatile than stocks of larger companies due to limited product lines, financial and management resources, and market and distribution channels. Their shares can be less liquid than those of larger companies, especially during market declines.

Growth Company Risk: The stocks of growth companies can be more sensitive to the company’s earnings and more volatile than the market in general.

Foreign Risk: Investments in securities of foreign issuers, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, economic, political, or regulatory conditions and developments. Political, social, and economic instability, the imposition of currency or capital controls, or the expropriation or nationalization of assets in a particular country can cause dramatic declines in that country’s economy. Less stringent regulatory, accounting, and disclosure requirements for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries and can be particularly difficult against foreign governments. Changes in currency exchange rates can affect the U.S. dollar value of foreign currency investments and investments denominated in foreign currencies. Additional risks of foreign investments include trading, settlement, custodial, and other operational risks, and withholding and other taxes. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to market, economic, political, or regulatory developments than the U.S. market.

Leveraging Risk: Certain transactions, including when-issued, delayed-delivery, and forward commitment purchases, loans of portfolio securities, and the use of some derivatives, can result in leverage. Leverage involves investment exposure in an amount exceeding the initial investment. In transactions involving leverage, a relatively small market movement or change in other underlying indicator can lead to significantly larger losses to the fund. Leverage can cause increased volatility by magnifying gains or losses on underlying investments.

Investment Selection Risk: The MFS analysis of an investment can be incorrect and its selection of investments can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Counterparty and Third Party Risk: Transactions involving a counterparty other than the issuer of the instrument, or a third party responsible for servicing the instrument, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction.

Liquidity Risk: Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market or in limited volume, or may not have an active trading market. As a result, it may not be possible to sell the investment at any particular time or at an acceptable price.

Frequent Trading Risk: Frequent trading increases transaction costs, which may reduce a fund’s return.

Defensive Investing Risk: When MFS invests defensively, different factors could affect the fund’s performance and the fund may not achieve its investment objective. In addition, the defensive strategy may not work as intended.

Information about investment strategies and investment types not described in the Prospectus and the risks associated with those investment strategies and investment types are described in the fund’s Statement of Additional Information (“SAI”).

Bar Chart and Performance Table

The bar chart and performance table below are intended to indicate some of the risks of investing in the fund by showing changes in the fund’s performance over time. The performance table also shows how the fund's performance over time compares with that of a broad measure of market performance.

The chart and table provide past performance information. The fund’s past performance does not necessarily indicate how the fund will perform in the future. The returns shown do not reflect fees and expenses imposed by the separate accounts established by insurance companies in order to serve as investment vehicles for variable annuity and variable life insurance contracts, qualified pension and retirement plans, and other eligible investors. If these fees and expenses were included, they would reduce the returns shown.

Bar Chart. The bar chart will show changes over time in the annual total return of Initial Class shares for ten calendar years, and assumes the reinvestment of distributions. The returns for the Service Class shares will be lower than the Initial Class shares shown in the bar chart because Service Class shares have higher expenses.

The total return for the three-month period ended March 31, 2008 was (11.01)%. During the periods shown in the bar chart, the highest quarterly return was 25.05% (for the calendar quarter ended December 31, 2001) and the lowest quarterly return was (34.78)% (for the calendar quarter ended September 30, 2001).

Performance Table. This table shows how the average annual total returns of each class of the fund compare to a broad measure of market performance, and assumes the reinvestment of distributions.

Average Annual Total Returns (for the Periods Ended December 31, 2007)

Share Class	1 Year	5 Years	Life#
Initial Class	9.84%	12.87%	(5.21)%
Service Class	9.59%	12.56%	(5.39)%
Benchmark Comparisons

Russell Midcap Growth Index*†	11.43%	17.90%	(0.18)%

#	Life refers to the period from the commencement of the fund’s investment operations, August 31, 2000, through December 31, 2007.

*	The Russell Midcap Growth Index is constructed to provide a comprehensive barometer for the growth securities in the mid-cap segment of the U.S. equity universe. Companies in this index generally have higher price-to-book ratios and higher forecasted growth values.

†	Source: FactSet Research Systems Inc.

All performance results reflect any applicable fee and expense waivers in effect during the periods shown; without these, the results would have been lower.

The fund commenced investment operations on August 31, 2000, with the offering of Initial Class shares and subsequently offered Service Class shares on August 24, 2001. Performance for Service Class shares includes the performance of the fund’s Initial Class shares for periods prior to their offering (“blended performance”). Blended performance has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees); therefore, the use of blended performance generally results in higher performance.

MFS Mid Cap Value Portfolio

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in issuers with medium market capitalizations. MFS generally defines medium market capitalization issuers as issuers with market capitalizations within the range of the market capitalizations of issuers included in the Russell Midcap Value Index at the time of purchase. As of March 31, 2008, the range of the Russell Midcap Value Index was between $10 million and $1.2 billion. Issuers whose market capitalizations fall outside this range after purchase continue to be considered to have a medium market capitalization for purposes of the 80% policy.

MFS normally invests the fund’s assets primarily in equity securities.

MFS focuses on investing the fund's assets in the stocks of companies that it believes are undervalued compared to their perceived worth (value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures.

MFS may invest the fund’s assets in foreign securities.

MFS may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments.

Investments for the fund are selected based on fundamental and quantitative analysis. MFS uses bottom-up fundamental analysis of issuers and their potential in light of their current financial condition and industry position, and market, economic, political, and regulatory conditions. Factors considered may include analysis of earnings, cash flows, competitive position and management ability. MFS also uses proprietary quantitative models to forecast the expected return of an investment. Factors considered by the quantitative model include valuation, price momentum and earnings quality.

MFS may engage in active and frequent trading in pursuing the fund's principal investment strategies.

In response to market, economic, political, or other conditions, MFS may depart from the fund’s principal investment strategies by temporarily investing for defensive purposes.

Principal Investment Types

Equity Securities: Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company or other issuer. Different types of equity securities provide different voting and dividend rights and priorities in the event of bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

Derivatives: Derivatives are financial instruments whose value is based on the value of one or more indicators, such as a security, asset, currency, interest rate, credit rating, commodity, or index. Derivatives often involve a counterparty to the transaction. Derivatives include futures, forward contracts, options, structured notes, inverse floating rate instruments, swaps, caps, floors, and collars.

Principal Risks

As with any mutual fund, you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Stock Market Risk: The price of an equity security fluctuates in response to issuer, market, economic, industry, political, and regulatory developments. Prices can decrease significantly in response to these developments, and these developments can affect a single issuer, issuers within a broad market sector, industry or geographic region, or the market in general. Different parts of the market and different types of securities can react differently to these developments. For example, the stocks of growth companies can react differently from the stocks of value companies, and the stocks of large cap companies can react differently from the stocks of small cap companies. Certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on stock markets.

Company Risk: Changes in the financial condition of a company or other issuer, changes in specific market, economic, political, and regulatory conditions that affect a particular type of investment or issuer, and changes in general market, economic, political, and regulatory conditions can adversely affect the price of an investment. The price of securities of smaller, less well-known companies can be more volatile than the price of securities of larger companies or the market in general.

Mid Cap Risk: The stocks of mid cap companies can be more volatile than stocks of larger companies due to limited product lines, financial and management resources, and market and distribution channels. Their shares can be less liquid than those of larger companies, especially during market declines.

Value Company Risk: The stocks of value companies can continue to be undervalued for long periods of time and not realize their expected value.

Foreign Risk: Investments in securities of foreign issuers, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, economic, political, or regulatory conditions and developments. Political, social, and economic instability, the imposition of currency or capital controls, or the expropriation or nationalization of assets in a particular country can cause dramatic declines in that country’s economy. Less stringent regulatory, accounting, and disclosure requirements for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries and can be particularly difficult against foreign governments. Changes in currency exchange rates can affect the U.S. dollar value of foreign currency investments and investments denominated in foreign currencies. Additional risks of foreign investments include trading, settlement, custodial, and other operational risks, and withholding and other taxes. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to market, economic, political, or regulatory developments than the U.S. market.

Leveraging Risk: Certain transactions, including when-issued, delayed-delivery, and forward commitment purchases, and the use of some derivatives, can result in leverage. Leverage involves investment exposure in an amount exceeding the initial investment. In transactions involving leverage, a relatively small market movement or change in other underlying indicator can lead to significantly larger losses to the fund. Leverage can cause increased volatility by magnifying gains or losses on underlying investments.

Investment Selection Risk: The MFS analysis of an investment can be incorrect and its selection of investments can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Counterparty and Third Party Risk: Transactions involving a counterparty other than the issuer of the instrument, or a third party responsible for servicing the instrument, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction.

Liquidity Risk: Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market or in limited volume, or may not have an active trading market. As a result, it may not be possible to sell the investment at any particular time or at an acceptable price.

Frequent Trading Risk: Frequent trading increases transaction costs, which may reduce a fund’s return.

Defensive Investing Risk: When MFS invests defensively, different factors could affect the fund’s performance and the fund may not achieve its investment objective. In addition, the defensive strategy may not work as intended.

Information about investment strategies and investment types not described in the Prospectus and the risks associated with those investment strategies and investment types are described in the fund’s Statement of Additional Information (“SAI”).

Bar Chart and Performance Table

The bar chart and performance table below are intended to indicate some of the risks of investing in the fund by showing changes in the fund’s performance over time. The performance table also shows how the fund's performance over time compares with that of a broad measure of market performance.

The chart and table provide past performance information. The fund’s past performance does not necessarily indicate how the fund will perform in the future. The returns shown do not reflect fees and expenses imposed by the separate accounts established by insurance companies in order to serve as investment vehicles for variable annuity and variable life insurance contracts, qualified pension and retirement plans, and other eligible investors. If these fees and expenses were included, they would reduce the returns shown.

Bar Chart. The bar chart will show changes over time in the annual total return of Initial Class shares for ten calendar years, and assumes the reinvestment of distributions. The returns for the Service Class shares will be lower than the Initial Class shares shown in the bar chart because Service Class shares have higher expenses.

The total return for the three-month period ended March 31, 2008 was (9.96)%. During the periods shown in the bar chart, the highest quarterly return was 16.49% (for the calendar quarter ended June 30, 2003) and the lowest quarterly return was (5.06)% (for the calendar quarter ended December 31, 2007).

Performance Table. This table shows how the average annual total returns of each class of the fund compare to a broad measure of market performance, and assumes the reinvestment of distributions.

Average Annual Total Returns (for the Periods Ended December 31, 2007)

Share Class	1 Year	5 Year	Life#
Initial Class	1.84%	14.52%	8.16%
Service Class	1.61%	14.24%	7.95%
Benchmark Comparisons
Russell Midcap Value Index*†	(1.42)%	17.92%	12.10%

#	Life refers to the period from the commencement of the fund’s investment operations, May 1, 2002, through December 31, 2007.

*	The Russell Midcap Value Index is constructed to provide a comprehensive barometer for the value securities in the mid-cap segment of the U.S. equity universe. Companies in this index generally have lower price-to-book ratios and lower forecasted growth values.

†	Source: FactSet Research Systems Inc.

All performance results reflect any applicable fee and expense waivers in effect during the periods shown; without these, the results would have been lower.

The fund commenced investment operations May 1, 2002.

MFS Money Market Portfolio

Investment Objective

The fund’s investment objective is to seek a high level of current income consistent with preservation of capital and liquidity. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets in money market instruments and repurchase agreements.

MFS may invest the fund’s assets in U.S. dollar-denominated foreign money market instruments.

In buying and selling investments for the fund, MFS complies with industry-standard regulatory requirements for money market funds regarding credit quality, diversification and maturity. MFS stresses maintaining a stable $1 share price, liquidity, and income.

In response to market, economic, political, or other conditions, MFS may depart from the fund’s principal investment strategies by temporarily investing for defensive purposes.

Principal Investment Types

Money Market Instruments: Money market instruments are high-quality, short-term instruments that pay a fixed, variable, or floating interest rate. Money market instruments include bank certificates of deposit and other bank obligations, notes, commercial paper, asset-backed securities, U.S. and foreign government securities, and municipal instruments.

U.S. Government Securities: U.S. Government securities are securities issued or guaranteed by the U.S. Treasury, by an agency or instrumentality of the U.S. Government, or by a U.S. Government-sponsored entity. Certain U.S. Government securities may not be supported as to the payment of principal and interest by the full faith and credit of the U.S. Treasury or the ability to borrow from the U.S. Treasury. Some U.S. Government securities may be supported as to the payment of principal and interest only by the credit of the entity issuing or guaranteeing the security.

Repurchase Agreements: Repurchase agreements are agreements to buy a security from a third party at one price, with simultaneous agreements to sell it back to the third party at an agreed-upon price.

Municipal Instruments: Municipal instruments are issued to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal instruments include general obligation bonds of municipalities, local or state governments, project or revenue-specific bonds, municipal lease obligations, and prerefunded or escrowed bonds. Municipal instruments may be fully or partially supported by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or assets, by the issuer’s pledge to make annual appropriations for lease payments, or by domestic or foreign entities providing credit support, such as letters of credit, guarantees, or insurance.

Principal Risks

Although the fund seeks to preserve the value of your investment at $1.00 per share, you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Interest Rate and Credit Risk: Although MFS seeks to maintain a stable $1.00 share price for the fund, there is no guarantee that it will be able to do so. A major or unexpected increase in interest rates or a decline in the credit quality of an issuer or entity providing credit support could cause the fund’s share price to decrease to below $1.00.

Foreign Exposure Risk: Exposure to foreign markets through issuers or entities providing credit support can involve increased risks. Political, social, and economic instability, the imposition of capital controls, or the expropriation or nationalization of assets in a particular country can affect the value of an investment.

Municipal Market Risk: The price of municipal instruments can be volatile and significantly affected by adverse tax or court rulings, legislative or political changes, and the financial developments of municipal issuers. Loss of the state income tax advantage of municipal instruments issued by a state through an adverse court ruling could have a significant negative impact on the value of such municipal instruments and the overall municipal market. Because many municipal instruments are issued to finance similar projects, especially those relating to education, health care, housing, utilities, and water and sewer, conditions in these industries can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market.

Investment Selection Risk: The MFS analysis of an investment can be incorrect and its selection of investments can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Counterparty and Third Party Risk: Transactions involving a counterparty other than the issuer of the instrument, or a third party responsible for servicing the instrument, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction.

Defensive Investing Risk: When MFS invests defensively, different factors could affect the fund’s performance and the fund may not achieve its investment objective. In addition, the defensive strategy may not work as intended.

Information about investment strategies and investment types not described in the Prospectus and the risks associated with those investment strategies and investment types are described in the fund’s Statement of Additional Information (“SAI”).

Bar Chart and Performance Table

The bar chart and performance table below are intended to indicate some of the risks of investing in the fund by showing changes in the fund’s performance over time.

The chart and table provide past performance information. The fund’s past performance does not necessarily indicate how the fund will perform in the future. The returns shown do not reflect fees and expenses imposed by the separate accounts established by insurance companies in order to serve as investment vehicles for variable annuity and variable life insurance contracts, qualified pension and retirement plans, and other eligible investors. If these fees and expenses were included, they would reduce the returns shown.

Bar Chart. The bar chart shows changes over time in the annual total return of the Initial Class shares for ten calendar years, and assumes the reinvestment of distributions. The returns for the Service Class shares will be lower than the Initial Class shares shown in the bar chart because Service Class shares have higher expenses.

The total return for the three-month period ended March 31, 2008 was 0.84%. During the periods shown in the bar chart, the highest quarterly return was 1.53% (for the calendar quarter ended September 30, 2000 and the calendar quarter ended December 31, 2000) and the lowest quarterly return was 0.12% (for the calendar quarter ended March 31, 2004).

Performance Table. This table shows the average annual total returns of each class of the fund and assumes the reinvestment of distributions.

Average Annual Total Returns (for the Periods Ended December 31, 2007)

Share Class	1 Year	5 Years	10 Years
Initial Class	4.84%	2.70%	3.41%
Service Class	4.58%	2.45%	3.24%

All performance results reflect any applicable fee and expense waivers in effect during the periods shown; without these, the results would have been lower.

The fund commenced investment operations on July 19, 1985, with the offering of Initial Class shares and subsequently offered Service Class shares on August 24, 2001. Performance for Service Class shares includes the performance of the fund’s Initial Class shares for periods prior to their offering (“blended performance”). Blended performance has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees); therefore, the use of blended performance generally results in higher performance.

MFS New Discovery Portfolio

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in equity securities.

MFS focuses on investing the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies). Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.

While MFS may invest the fund’s assets in companies of any size, MFS generally focuses on companies with small capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments.

MFS uses a bottom-up investment approach in buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of issuers and their potential in light of their current financial condition and industry position, and market, economic, political, and regulatory conditions. Factors considered may include analysis of earnings, cash flows, competitive position, and management ability. Quantitative analysis of these and other factors may also be considered.

MFS may engage in active and frequent trading in pursuing the fund's principal investment strategies.

In response to market, economic, political, or other conditions, MFS may depart from the fund’s principal investment strategies by temporarily investing for defensive purposes.

Principal Investment Types

Equity Securities: Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company or other issuer. Different types of equity securities provide different voting and dividend rights and priorities in the event of bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

Derivatives: Derivatives are financial instruments whose value is based on the value of one or more indicators, such as a security, asset, currency, interest rate, credit rating, commodity, or index. Derivatives often involve a counterparty to the transaction. Derivatives include futures, forward contracts, options, structured notes, inverse floating rate instruments, swaps, caps, floors, and collars.

Principal Risks

As with any mutual fund, you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Stock Market Risk: The price of an equity security fluctuates in response to issuer, market, economic, industry, political, and regulatory developments. Prices can decrease significantly in response to these developments, and these developments can affect a single issuer, issuers within a broad market sector, industry or geographic region, or the market in general. Different parts of the market and different types of securities can react differently to these developments. For example, the stocks of growth companies can react differently from the stocks of value companies, and the stocks of large cap companies can react differently from the stocks of small cap companies. Certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on stock markets.

Company Risk: Changes in the financial condition of a company or other issuer, changes in specific market, economic, political, and regulatory conditions that affect a particular type of investment or issuer, and changes in general market, economic, political, and regulatory conditions can adversely affect the price of an investment. The price of securities of smaller, less well-known companies can be more volatile than the price of securities of larger companies or the market in general.

Growth Company Risk: The stocks of growth companies can be more sensitive to the company’s earnings and more volatile than the market in general.

Small Cap Risk: The stocks of small cap companies can be more volatile than the stocks of larger companies due to limited product lines, financial and management resources, market and distribution channels. Small cap companies often have shorter operating histories than larger, well-established companies. Their shares can be less liquid than those of larger companies, especially during market declines.

Foreign Risk: Investments in securities of foreign issuers, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, economic, political, or regulatory conditions and developments. Political, social, and economic instability, the imposition of currency or capital controls, or the expropriation or nationalization of assets in a particular country can cause dramatic declines in that country’s economy. Less stringent regulatory, accounting, and disclosure requirements for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries and can be particularly difficult against foreign governments. Changes in currency exchange rates can affect the U.S. dollar value of foreign currency investments and investments denominated in foreign currencies. Additional risks of foreign investments include trading, settlement, custodial, and other operational risks, and withholding and other taxes. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to market, economic, political, or regulatory developments than the U.S. market.

Leveraging Risk: Certain transactions, including when-issued, delayed-delivery, and forward commitment purchases, loans of portfolio securities, and the use of some derivatives, can result in leverage. Leverage involves investment exposure in an amount exceeding the initial investment. In transactions involving leverage, a relatively small market movement or change in other underlying indicator can lead to significantly larger losses to the fund. Leverage can cause increased volatility by magnifying gains or losses on underlying investments.

Investment Selection Risk: The MFS analysis of an investment can be incorrect and its selection of investments can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Counterparty and Third Party Risk: Transactions involving a counterparty other than the issuer of the instrument, or a third party responsible for servicing the instrument, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction.

Liquidity Risk: Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market or in limited volume, or may not have an active trading market. As a result, it may not be possible to sell the investment at any particular time or at an acceptable price.

Frequent Trading Risk: Frequent trading increases transaction costs, which may reduce a fund’s return.

Defensive Investing Risk: When MFS invests defensively, different factors could affect the fund’s performance and the fund may not achieve its investment objective. In addition, the defensive strategy may not work as intended.

Information about investment strategies and investment types not described in the Prospectus and the risks associated with those investment strategies and investment types are described in the fund’s Statement of Additional Information (“SAI”).

Bar Chart and Performance Table

The bar chart and performance table below are intended to indicate some of the risks of investing in the fund by showing changes in the fund’s performance over time. The performance table also shows how the fund's performance over time compares with that of a broad measure of market performance.

The chart and table provide past performance information. The fund’s past performance does not necessarily indicate how the fund will perform in the future. The returns shown do not reflect fees and expenses imposed by the separate accounts established by insurance companies in order to serve as investment vehicles for variable annuity and variable life insurance contracts, qualified pension and retirement plans, and other eligible investors. If these fees and expenses were included, they would reduce the returns shown.

Bar Chart. The bar chart will show changes over time in the annual total return of Initial Class shares for ten calendar years, and assumes the reinvestment of distributions. The returns for the Service Class shares will be lower than the Initial Class shares shown in the bar chart because Service Class shares have higher expenses.

*	The 2004 total return includes proceeds received by the fund as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. Excluding the effect of this payment, the fund’s 2004 annual total return would have been lower. (See Financial Highlights below for more information.)

The total return for the three-month period ended March 31, 2008 was (10.65)%. During the periods shown in the bar chart, the highest quarterly return was 55.05% (for the calendar quarter ended December 31, 1999) and the lowest quarterly return was (24.10)% (for the calendar quarter ended September 30, 2001).

Performance Table. This table shows how the average annual total returns of each class of the fund compare to a broad measure of market performance, and assumes the reinvestment of distributions.

Average Annual Total Returns (for the Periods Ended December 31, 2007)

Share Class	1 Year	5 Years^	Life^#
Initial Class	2.56%	12.17%	6.96%
Service Class	2.28%	11.90%	6.78%
Benchmark Comparisons
Russell 2000 Growth Index*†	7.05%	16.50%	3.24%

^	A portion of each of the returns includes proceeds received by the fund from unrelated non-recurring events (see “Financial Highlights”).

#	Life refers to the period from the commencement of the fund’s investment operations, May 6, 1998, through December 31, 2007.

*	The Russell 2000 Growth Index is constructed to provide a comprehensive barometer for growth securities in the small-cap segment of the U.S. equity universe. Companies in this index generally have higher price-to-book ratios and higher forecasted growth values.

†	Source: FactSet Research Systems Inc.

All performance results reflect any applicable fee and expense waivers in effect during the periods shown; without these, the results would have been lower.

The fund commenced investment operations on May 6, 1998, with the offering of Initial Class shares and subsequently offered Service Class shares on August 24, 2001. Performance for Service Class shares includes the performance of the fund’s Initial Class shares for periods prior to their offering (“blended performance”). Blended performance has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees); therefore, the use of blended performance generally results in higher performance.

MFS Research Portfolio

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in equity securities.

In selecting investments for the fund, MFS is not constrained to any particular investment style. MFS may invest the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

MFS may invest the fund’s assets in companies of any size.

MFS may invest the fund’s assets in foreign securities.

MFS may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments.

A team of investment research analysts selects investments for the fund. MFS allocates the fund’s assets to analysts by broad market sectors.

MFS uses a bottom-up investment approach in buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of issuers and their potential in light of their current financial condition and industry position, and market, economic, political, and regulatory conditions. Factors considered may include analysis of earnings, cash flows, competitive position, and management ability. Quantitative analysis of these and other factors may also be considered.

MFS may engage in active and frequent trading in pursuing the fund’s principal investment strategies.

In response to market, economic, political, or other conditions, MFS may depart from the fund’s principal investment strategies by temporarily investing for defensive purposes.

Principal Investment Types

Equity Securities: Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company or other issuer. Different types of equity securities provide different voting and dividend rights and priorities in the event of bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

Derivatives: Derivatives are financial instruments whose value is based on the value of one or more indicators, such as a security, asset, currency, interest rate, credit rating, commodity, or index. Derivatives often involve a counterparty to the transaction. Derivatives include futures, forward contracts, options, structured notes, inverse floating rate instruments, swaps, caps, floors, and collars.

Principal Risks

As with any mutual fund, you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Stock Market Risk: The price of an equity security fluctuates in response to issuer, market, economic, industry, political, and regulatory developments. Prices can decrease significantly in response to these developments, and these developments can affect a single issuer, issuers within a broad market sector, industry or geographic region, or the market in general. Different parts of the market and different types of securities can react differently to these developments. For example, the stocks of growth companies can react differently from the stocks of value companies, and the stocks of large cap companies can react differently from the stocks of small cap companies. Certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on stock markets.

Company Risk: Changes in the financial condition of a company or other issuer, changes in specific market, economic, political, and regulatory conditions that affect a particular type of investment or issuer, and changes in general market, economic, political, and regulatory conditions can adversely affect the price of an investment. The price of securities of smaller, less well-known companies can be more volatile than the price of securities of larger companies or the market in general.

Foreign Risk: Investments in securities of foreign issuers, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, economic, political, or regulatory conditions and developments. Political, social, and economic instability, the imposition of currency or capital controls, or the expropriation or nationalization of assets in a particular country can cause dramatic declines in that country’s economy. Less stringent regulatory, accounting, and disclosure requirements for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries and can be particularly difficult against foreign governments. Changes in currency exchange rates can affect the U.S. dollar value of foreign currency investments and investments denominated in foreign currencies. Additional risks of foreign investments include trading, settlement, custodial, and other operational risks, and withholding and other taxes. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to market, economic, political, or regulatory developments than the U.S. market.

Leveraging Risk: Certain transactions, including when-issued, delayed-delivery, and forward commitment purchases, loans of portfolio securities, and the use of some derivatives, can result in leverage. Leverage involves investment exposure in an amount exceeding the initial investment. In transactions involving leverage, a relatively small market movement or change in other underlying indicator can lead to significantly larger losses to the fund. Leverage can cause increased volatility by magnifying gains or losses on underlying investments.

Investment Selection Risk: The MFS analysis of an investment can be incorrect and its selection of investments can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Counterparty and Third Party Risk: Transactions involving a counterparty other than the issuer of the instrument, or a third party responsible for servicing the instrument, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction.

Liquidity Risk: Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market or in limited volume, or may not have an active trading market. As a result, it may not be possible to sell the investment at any particular time or at an acceptable price.

Frequent Trading Risk: Frequent trading increases transaction costs, which may reduce a fund’s return.

Defensive Investing Risk: When MFS invests defensively, different factors could affect the fund’s performance and the fund may not achieve its investment objective. In addition, the defensive strategy may not work as intended.

Information about investment strategies and investment types not described in the Prospectus and the risks associated with those investment strategies and investment types are described in the fund’s Statement of Additional Information (“SAI”).

Bar Chart and Performance Table

The bar chart and performance table below are intended to indicate some of the risks of investing in the fund by showing changes in the fund’s performance over time. The performance table also shows how the fund's performance over time compares with that of a broad measure of market performance.

The chart and table provide past performance information. The fund’s past performance does not necessarily indicate how the fund will perform in the future. The returns shown do not reflect fees and expenses imposed by the separate accounts established by insurance companies in order to serve as investment vehicles for variable annuity and variable life insurance contracts, qualified pension and retirement plans, and other eligible investors. If these fees and expenses were included, they would reduce the returns shown.

Bar Chart. The bar chart shows changes over time in the annual total return of the Initial Class shares for ten calendar years, and assumes the reinvestment of distributions. The returns for the Service Class shares will be lower than the Initial Class shares shown in the bar chart because Service Class shares have higher expenses.

^	The 2003 total return includes proceeds received by the fund from a non-recurring litigation settlement. Excluding the effect of this payment, the fund’s 2003 annual total return would have been 24.80%. (See Financial Highlights below for more information.)

*	The 2004 total return includes proceeds received by the fund as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. Excluding the effect of this payment, the fund’s 2004 annual total return would have been lower. (See Financial Highlights below for more information.)

The total return for the three-month period ended March 31, 2008 was (9.65)%. During the periods shown in the bar chart, the highest quarterly return was 22.06% (for the calendar quarter ended December 31, 1998) and the lowest quarterly return was (19.72)% (for the calendar quarter ended September 30, 2001).

Performance Table. This table shows how the average annual total returns of each class of the fund compare to a broad measure of market performance, and assumes the reinvestment of distributions.

Average Annual Total Returns (for the Periods Ended December 31, 2007)

Share Class	1 Year	5 Years	10 Years
Initial Class	13.24%	14.44%	5.45%
Service Class	12.97%	14.16%	5.27%
Benchmark Comparisons
Standard & Poor’s 500 Stock Index*†	5.49%	12.83%	5.91%

*	The Standard & Poor’s 500 Stock Index is a market capitalization-weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.

†	Source: FactSet Research Systems Inc.

All performance results reflect any applicable fee and expense waivers in effect during the periods shown; without these, the results would have been lower.

The fund commenced investment operations on November 7, 1994, with the offering of Initial Class shares and subsequently offered Service Class shares on August 24, 2001. Performance for Service Class shares includes the performance of the fund’s Initial Class shares for periods prior to their offering (“blended performance”). Blended performance has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees); therefore, the use of blended performance generally results in higher performance.

MFS Strategic Income Portfolio

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on high current income, but also considering capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in debt instruments.

MFS normally invests the fund’s assets in U.S. Government securities, foreign government securities, mortgage backed and other asset-backed securities of U.S. and foreign issuers, corporate bonds of U.S. and foreign issuers, and debt instruments of issuers located in emerging market countries. MFS allocates the fund’s assets across these categories with a view toward broad diversification across and within these categories. MFS may also invest the fund’s assets in equity securities.

MFS may invest up to 100% of the assets in lower quality debt instruments.

MFS may invest a relatively high percentage of the fund’s assets in a single country, a small number of countries, or a particular geographic region.

MFS may invest the fund’s assets in mortgage dollar rolls.

MFS may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments.

MFS uses a bottom-up investment approach in buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of instruments and their issuers in light of current market, economic, political, and regulatory conditions. Factors considered may include the instrument’s credit quality, collateral characteristics, and indenture provisions, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. Quantitative analysis of the structure of the instrument and its features may also be considered.

MFS may engage in active and frequent trading in pursuing the fund’s principal investment strategies.

In response to market, economic, political, or other conditions, MFS may depart from the fund’s principal investment strategies by temporarily investing for defensive purposes.

Principal Investment Types

Debt Instruments: Debt instruments represent obligations of corporations, governments, and other entities to repay money borrowed. The issuer or borrower usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the instrument. Some debt instruments, such as zero coupon bonds, do not pay current interest but are sold at a discount from their face values. Other debt instruments, such as certain mortgage-backed and other asset-backed securities, make periodic payments of interest and/or principal. Some debt instruments are partially or fully secured by collateral supporting the payment of interest and principal.

Lower Quality Debt Instruments: Lower quality debt instruments, commonly referred to as “high yield securities” or “junk bonds” are debt instruments of less than investment grade quality.

Corporate Bonds: Corporate bonds are debt instruments issued by domestic or foreign corporations or similar entities.

U.S. Government Securities: U.S. Government securities are securities issued or guaranteed by the U.S. Treasury, by an agency or instrumentality of the U.S. Government, or by a U.S. Government-sponsored entity. Certain U.S. Government securities may not be supported as to the payment of principal and interest by the full faith and credit of the U.S. Treasury or the ability to borrow from the U.S. Treasury. Some U.S. Government securities may be supported as to the payment of principal and interest only by the credit of the entity issuing or guaranteeing the security.

Collateralized Instruments: Collateralized instruments include mortgage-backed securities and other interests in pools of assets, such as loans or receivables. Payment of principal and interest generally depends on the cash flows generated by the underlying assets and the terms of the instrument. Certain collateralized instruments offer multiple classes that differ in terms of their priority to receive principal and/or interest payments under the terms of the instrument. Collateralized instruments typically involve a third party responsible for servicing the instrument and performing operational functions such as collecting and aggregating principal, interest and escrow payments, accounting and loan analysis.

Municipal Instruments: Municipal instruments are issued to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal instruments include general obligation bonds of municipalities, local or state governments, project or revenue-specific bonds, municipal lease obligations, and prerefunded or escrowed bonds. Municipal instruments may be fully or partially supported by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or assets, by the issuer’s pledge to make annual appropriations for lease payments, or by domestic or foreign entities providing credit support, such as letters of credit, guarantees, or insurance.

Foreign Government Securities: Foreign government securities are debt instruments issued, guaranteed, or supported, as to the payment of principal and interest, by foreign governments, foreign government agencies, foreign semi-governmental entities or supranational entities, or debt instruments issued by entities organized and operated for the purpose of restructuring outstanding foreign government securities. Foreign government securities may not be supported as to the payment of principal and interest by the full faith and credit of the foreign government.

Floating Rate Loans: Floating rate loans are debt instruments issued by companies or other entities with interest rates that reset periodically (typically daily, monthly, quarterly, or semiannually, based on a base lending rate such as the London Interbank Bank Offered Rate (LIBOR), plus a premium). Floating rate loans are typically structured and administered by a third party that acts as agent for the lenders participating in the floating rate loan. Floating rate loans can be acquired directly through the agent, by assignment from a third party holder of the loan, or as a participation interest in a third party holder’s portion of the loan. Senior floating rate loans are secured by specific collateral of the borrower, and are senior to most other securities of the borrower (e.g., common stocks or other debt instruments) in the event of bankruptcy. Floating rate loans can be subject to restrictions on resale and can be less liquid than other types of securities.

Inflation-Adjusted Debt Instruments: Inflation-adjusted debt instruments are debt instruments whose principal and/or interest are adjusted for inflation. Inflation-adjusted debt instruments issued by the U.S. Treasury pay a fixed rate of interest that is applied to an inflation-adjusted principal amount. The principal amount is adjusted based on changes in the Consumer Price Index. The principal due at maturity is typically equal to the inflation-adjusted principal amount, or to the instrument’s original par value, whichever is greater. Other types of inflation-adjusted debt instruments may use other methods of adjusting for inflation, and other measures of inflation. Other issuers of inflation-adjusted debt instruments include U.S. Government agencies, instrumentalities and sponsored entities, corporations, and foreign governments.

Equity Securities: Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company or other issuer. Different types of equity securities provide different voting and dividend rights and priorities in the event of bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

Mortgage Dollar Rolls: Mortgage dollar rolls are simultaneous agreements with a third party both to sell a mortgage-backed security and to purchase a similar security from the third party on a later date, for an agreed-upon price.

Derivatives: Derivatives are financial instruments whose value is based on the value of one or more indicators, such as a security, asset, currency, interest rate, credit rating, commodity, or index. Derivatives often involve a counterparty to the transaction. Derivatives include futures, forward contracts, options, structured notes, inverse floating rate instruments, swaps, caps, floors, and collars.

Principal Risks

As with any mutual fund, you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Interest Rate Risk: The price of a debt instrument changes in response to interest rate changes. In general, the price of a debt instrument falls when interest rates rise and rises when interest rates fall. Instruments with longer maturities, or that do not pay current interest, are more sensitive to interest rate changes. In addition, short-term and long-term interest rates do not necessarily move in the same direction or by the same amount. An instrument’s reaction to interest rate changes depends on the timing of its interest and principal payments and the current interest rate for each of those time periods. Instruments with floating interest rates can be less sensitive to interest rate changes. In response to an interest rate decline, instruments that provide the issuer with the right to call or redeem the instrument prior to maturity may be called or redeemed, resulting in the reinvestment of proceeds in other investments at a lower interest rate.

Credit Risk: The value of a debt instrument depends, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due. The value of a debt instrument is likely to fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. The value of a debt instrument can also decline in response to changes in the financial condition of the issuer or borrower, changes in specific market, economic, industry, political, and regulatory conditions that affect a particular type of instrument, issuer, or borrower, and changes in general market, economic, political, and regulatory conditions. Certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events can have a dramatic adverse effect on the value of a debt instrument. For certain types of instruments, including derivatives, the value of the instrument depends in part on the credit quality of the counterparty to the transaction. For other types of debt instruments, including collateralized instruments, the price of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient, if the issuer defaults.

Lower quality debt instruments and certain unrated debt instruments can involve a substantially greater risk of default or can already be in default, and their values can decline significantly over short periods of time. Lower quality debt instruments are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and principal. Lower quality debt instruments tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The market for lower quality debt instruments and certain unrated debt instruments can be less liquid, especially during periods of recession or general market decline.

Foreign Risk: Investments in securities of foreign issuers, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, economic, political, or regulatory conditions and developments. Political, social, and economic instability, the imposition of currency or capital controls, or the expropriation or nationalization of assets in a particular country can cause dramatic declines in that country’s economy. Less stringent regulatory, accounting, and disclosure requirements for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. Additional risks of foreign investments include trading, settlement, custodial, and other operational risks, and withholding and other taxes. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to market, economic, political, or regulatory developments than the U.S. market.

Emerging Markets Risk: Emerging markets investments can involve additional and greater risks than the risks associated with investments in developed foreign markets securities. Emerging markets typically have less economic development, market structure and depth and regulatory oversight than developed countries. Emerging markets can also be subject to greater political, social, and economic instability. These factors can make emerging market investments more volatile and less liquid than investments in developed markets.

Currency Risk: A decline in the value of a foreign currency relative to the U.S. dollar reduces the value of the foreign currency and investments denominated in that currency. In addition, the use of foreign exchange contracts to reduce foreign currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar. The value of foreign currencies relative to the U.S. dollar fluctuates in response to, among other factors, interest rate changes, intervention (or failure to intervene) by the U.S. or foreign governments, central banks, or supranational entities such as the International Monetary Fund, the imposition of currency controls, and other political or regulatory developments in the U.S. or abroad. Foreign currency values can decrease significantly both in the short term and over the long term in response to these and other developments.

Geographic Concentration Risk: Because MFS may invest a relatively large percentage of the fund’s assets in issuers located in a single country, a small number of countries, or a particular geographic region, the fund’s performance could be closely tied to the market, currency, economic, political, or regulatory conditions and developments in those countries or that region, and could be more volatile than the performance of more geographically-diversified funds.

Prepayment Risk: Many types of debt instruments, including mortgage-backed securities, asset-backed securities, and municipal housing bonds, are subject to the risk of prepayment. Prepayment occurs when unscheduled payments of principal are made prior to an instrument’s maturity. Instruments subject to prepayment can offer less potential for gains during a declining interest rate environment and greater potential for loss in a rising interest rate environment. In addition, prepayment rates are difficult to predict and the potential impact of prepayment on the price of a debt instrument depends on the terms of the instrument and can result in significant volatility.

Inflation-Adjusting Risk: Interest payments on inflation-adjusted debt instruments can be unpredictable and vary based on the level of inflation. If inflation is negative, principal and income both can decline. In addition, the measure of inflation used may not correspond to the actual rate of inflation experienced by a particular individual.

Municipal Market Risk: The price of municipal instruments can be volatile and significantly affected by adverse tax or court rulings, legislative or political changes, and the financial developments of municipal issuers. Loss of the state income tax advantage of municipal instruments issued by a state through an adverse court ruling could have a significant negative impact on the value of such municipal instruments and the overall municipal market. Because many municipal instruments are issued to finance similar projects, especially those relating to education, health care, housing, utilities, and water and sewer, conditions in these industries can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market.

Stock Market Risk: The price of an equity security fluctuates in response to issuer, market, economic, industry, political, and regulatory developments. Prices can decrease significantly in response to these developments, and these developments can affect a single issuer, issuers within a broad market sector, industry or geographic region, or the market in general. Different parts of the market and different types of securities can react differently to these developments. For example, the stocks of growth companies can react differently from the stocks of value companies, and the stocks of large cap companies can react differently from the stocks of small cap companies. Certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on stock markets.

Company Risk: Changes in the financial condition of a company or other issuer, changes in specific market, economic, political, and regulatory conditions that affect a particular type of investment or issuer, and changes in general market, economic, political, and regulatory conditions can adversely affect the price of an investment. The price of securities of smaller, less well-known companies can be more volatile than the price of securities of larger companies or the market in general.

Leveraging Risk: Certain transactions, including when-issued, delayed-delivery, and forward commitment purchases, mortgage dollar rolls, and the use of some derivatives, can result in leverage. Leverage involves investment exposure in an amount exceeding the initial investment. In transactions involving leverage, a relatively small market movement or change in other underlying indicator can lead to significantly larger losses to the fund. Leverage can cause increased volatility by magnifying gains or losses on underlying investments.

Investment Selection Risk: The MFS analysis of an investment can be incorrect and its selection of investments can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Counterparty and Third Party Risk: Transactions involving a counterparty other than the issuer of the instrument, or a third party responsible for servicing the instrument, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction.

Liquidity Risk: Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market or in limited volume, or may not have an active trading market. As a result, it may not be possible to sell the investment at any particular time or at an acceptable price.

Frequent Trading Risk: Frequent trading increases transaction costs, which may reduce a fund’s return.

Defensive Investing Risk: When MFS invests defensively, different factors could affect the fund’s performance and the fund may not achieve its investment objective. In addition, the defensive strategy may not work as intended.

Information about investment strategies and investment types not described in the Prospectus and the risks associated with those investment strategies and investment types are described in the fund’s Statement of Additional Information (“SAI”).

Bar Chart and Performance Table

The bar chart and performance table below are intended to indicate some of the risks of investing in the fund by showing changes in the fund’s performance over time. The performance table also shows how the fund’s performance over time compares with that of a broad measure of market performance and one or more other performance measures.

The chart and table provide past performance information. The fund’s past performance does not necessarily indicate how the fund will perform in the future. The returns shown do not reflect fees and expenses imposed by the separate accounts established by insurance companies in order to serve as investment vehicles for variable annuity and variable life insurance contracts, qualified pension and retirement plans, and other eligible investors. If these fees and expenses were included, they would reduce the returns shown.

Bar Chart. The bar chart will show changes over time in the annual total return of Initial Class shares for ten calendar years, and assumes the reinvestment of distributions. The returns for the Service Class shares will be lower than the Initial Class shares shown in the bar chart because Service Class shares have higher expenses.

The total return for the three-month period ended March 31, 2008 was (0.48)%. During the periods shown in the bar chart, the highest quarterly return was 5.06% (for the calendar quarter ended June 30, 2003) and the lowest quarterly return was (1.49)% (for the calendar quarter ended June 30, 2004).

Performance Table. This table shows how the average annual total returns of each class of the fund compare to a broad measure of market performance and one or more other performance measures, and assumes the reinvestment of distributions.

Average Annual Total Returns (for the Periods Ended December 31, 2007)

Share Class	1 Year	5 Years	Life#
Initial Class	3.49%	6.53%	5.30%
Service Class	3.24%	6.25%	5.13%
Benchmark Comparisons
Lehman Brothers U.S. High -Yield Corporate Bond Index##†	1.87%	10.91%	5.31%
Lehman Brothers U.S. Aggregate Bond Index###†	6.97%	4.42%	5.94%
JPMorgan Emerging Markets Bond Index Global*†	6.28%	12.67%	9.84%
Citigroup World Government Bond Non-Dollar Hedged Index**†	4.88%	4.13%	5.34%

#	Life refers to the period from the commencement of the fund’s investment operations, May 6, 1998, through December 31, 2007, except for the Lehman Brothers U.S. High-Yield Corporate Bond Index which is from May 1, 1998.

##	Lehman Brothers U.S. High-Yield Corporate Bond Index – a market capitalization-weighted index that measures the performance of non-investment grade, fixed rate debt. Eurobonds and debt issues from countries designated as emerging markets (e.g., Argentina, Brazil, Venezuela, etc.) are excluded.

###	Lehman Brothers U.S. Aggregate Bond Index- a market capitalization-weighted index that measures the performance of the U.S. investment-grade, fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities, with at least one year to final maturity.

*	JPMorgan Emerging Markets Bond Index Global (EMBI Global) measures the performance of U.S.-dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds.

**	Citigroup World Government Bond Non-Dollar Hedged Index is a market capitalization-weighted index that is designed to represent the currency-hedged performance of the international developed government bond markets, excluding the United States.

†	Source: FactSet Research Systems Inc.

All performance results reflect any applicable fee and expense waivers in effect during the periods shown; without these, the results would have been lower.

The fund commenced investment operations on May 6, 1998, with the offering of Initial Class shares and subsequently offered Service Class shares on August 24, 2001. Performance for Service Class shares includes the performance of the fund’s Initial Class shares for periods prior to their offering (“blended performance”). Blended performance has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees); therefore, the use of blended performance generally results in higher performance.

MFS Strategic Value Portfolio

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in equity securities.

MFS focuses on investing the fund’s assets in the stocks of companies that it believes are undervalued compared to their perceived worth (value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures.

MFS may invest the fund’s assets in companies of any size.

MFS may invest the fund’s assets in foreign securities.

MFS may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments.

MFS uses a bottom-up investment approach in buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of issuers and their potential in light of their current financial condition and industry position, and market, economic, political, and regulatory conditions. Factors considered may include analysis of earnings, cash flows, competitive position, and management ability. Quantitative analysis of these and other factors may also be considered.

MFS may engage in active and frequent trading in pursuing the fund's principal investment strategies.

In response to market, economic, political, or other conditions, MFS may depart from the fund’s principal investment strategies by temporarily investing for defensive purposes.

Principal Investment Types

Equity Securities: Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company or other issuer. Different types of equity securities provide different voting and dividend rights and priorities in the event of bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

Derivatives: Derivatives are financial instruments whose value is based on the value of one or more indicators, such as a security, asset, currency, interest rate, credit rating, commodity, or index. Derivatives often involve a counterparty to the transaction. Derivatives include futures, forward contracts, options, structured notes, inverse floating rate instruments, swaps, caps, floors, and collars.

Principal Risks

As with any mutual fund, you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Stock Market Risk: The price of an equity security fluctuates in response to issuer, market, economic, industry, political, and regulatory developments. Prices can decrease significantly in response to these developments, and these developments can affect a single issuer, issuers within a broad market sector, industry or geographic region, or the market in general. Different parts of the market and different types of securities can react differently to these developments. For example, the stocks of growth companies can react differently from the stocks of value companies, and the stocks of large cap companies can react differently from the stocks of small cap companies. Certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on stock markets.

Company Risk: Changes in the financial condition of a company or other issuer, changes in specific market, economic, political, and regulatory conditions that affect a particular type of investment or issuer, and changes in general market, economic, political, and regulatory conditions can adversely affect the price of an investment. The price of securities of smaller, less well-known companies can be more volatile than the price of securities of larger companies or the market in general.

Value Company Risk: The stocks of value companies can continue to be undervalued for long periods of time and not realize their expected value.

Foreign Risk: Investments in securities of foreign issuers, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, economic, political, or regulatory conditions and developments. Political, social, and economic instability, the imposition of currency or capital controls, or the expropriation or nationalization of assets in a particular country can cause dramatic declines in that country’s economy. Less stringent regulatory, accounting, and disclosure requirements for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries and can be particularly difficult against foreign governments. Changes in currency exchange rates can affect the U.S. dollar value of foreign currency investments and investments denominated in foreign currencies. Additional risks of foreign investments include trading, settlement, custodial, and other operational risks, and withholding and other taxes. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to market, economic, political, or regulatory developments than the U.S. market.

Leveraging Risk: Certain transactions, including when-issued, delayed-delivery, and forward commitment purchases, and the use of some derivatives, can result in leverage. Leverage involves investment exposure in an amount exceeding the initial investment. In transactions involving leverage, a relatively small market movement or change in other underlying indicator can lead to significantly larger losses to the fund. Leverage can cause increased volatility by magnifying gains or losses on underlying investments.

Investment Selection Risk: The MFS analysis of an investment can be incorrect and its selection of investments can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Counterparty and Third Party Risk: Transactions involving a counterparty other than the issuer of the instrument, or a third party responsible for servicing the instrument, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction.

Liquidity Risk: Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market or in limited volume, or may not have an active trading market. As a result, it may not be possible to sell the investment at any particular time or at an acceptable price.

Frequent Trading Risk: Frequent trading increases transaction costs, which may reduce a fund’s return.

Defensive Investing Risk: When MFS invests defensively, different factors could affect the fund’s performance and the fund may not achieve its investment objective. In addition, the defensive strategy may not work as intended.

Information about investment strategies and investment types not described in the Prospectus and the risks associated with those investment strategies and investment types are described in the fund’s Statement of Additional Information (“SAI”).

Bar Chart and Performance Table

The bar chart and performance table below are intended to indicate some of the risks of investing in the fund by showing changes in the fund’s performance over time. The performance table also shows how the fund's performance over time compares with that of a broad measure of market performance.

The chart and table provide past performance information. The fund’s past performance does not necessarily indicate how the fund will perform in the future. The returns shown do not reflect fees and expenses imposed by the separate accounts established by insurance companies in order to serve as investment vehicles for variable annuity and variable life insurance contracts, qualified pension and retirement plans, and other eligible investors. If these fees and expenses were included, they would reduce the returns shown.

Bar Chart. The bar chart will show changes over time in the annual total return of Initial Class shares for ten calendar years, and assumes the reinvestment of distributions. The returns for the Service Class shares will be lower than the Initial Class shares shown in the bar chart because Service Class shares have higher expenses.

The total return for the three-month period ended March 31, 2008 was (11.52)%. During the periods shown in the bar chart, the highest quarterly return was 19.65% (for the calendar quarter ended June 30, 2003) and the lowest quarterly return was (6.28)% (for the calendar quarter ended December 31, 2007).

Performance Table. This table shows how the average annual total returns of each class of the fund compare to a broad measure of market performance and one or more performance measures, and assumes the reinvestment of distributions.

Average Annual Total Returns (for the Periods Ended December 31, 2007)

Share Class	1 Year	5 Year	Life#
Initial Class	(2.33)%	10.81%	5.02%
Service Class	(2.62)%	10.50%	4.76%
Benchmark Comparisons
Russell 3000 Value Index*†	(1.01)%	14.69%	9.34%
Russell 1000 Value Index**†	(0.17)%	14.63%	9.39%

#	Life refers to the period from the commencement of the fund’s investment operations, May 1, 2002, through December 31, 2007.

*	The Russell 3000 Value Index is constructed to provide a comprehensive barometer for the value securities in the small to large-cap segment of the U.S. equity universe. Companies in this index generally have lower price-to-book ratios and lower forecasted growth values. Effective December 1, 2007, the Russell 3000 Value Index replaced the Russell 1000 Value Index because MFS believes the Russell 3000 Value Index more broadly reflects the universe in which the fund may invest.

**	The Russell 1000 Value Index is constructed to provide a comprehensive barometer for the value securities in the large-cap segment of the U.S. equity universe. Companies in this index generally have lower price-to-book ratios and lower forecasted growth values.

†	Source: FactSet Research Systems Inc.

All performance results reflect any applicable fee and expense waivers in effect during the periods shown; without these, the results would have been lower.

The fund commenced investment operations May 1, 2002.

MFS Technology Portfolio

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in securities of issuers principally engaged in offering, using or developing products, processes, or services that will provide or will benefit significantly from technological advances and improvements. MFS considers an issuer to be principally engaged in offering, using or developing products, processes, or services that will provide or will benefit significantly from technological advances and improvements if at least 50% of any issuer’s assets, income, sales, or profits are committed to, or derived from, such activities, or a third party has given the issuer an industry or sector classification consistent with such activities. These issuers are in such fields as computer software and hardware, semiconductors, minicomputers, peripheral equipment, scientific instruments, telecommunications, pharmaceuticals, environmental services, synthetic materials, electronics, data storage and retrieval, and biotechnology.

In selecting investments for the fund, MFS is not constrained to any particular investment style. MFS may invest the fund’s assets in the stocks of companies it believes have above average earnings growth potential compared other companies (growth companies) or the stocks of companies it believes are undervalued compared to their perceived worth (value companies) or in a combination of growth and value companies. However, companies that benefit from technological advancements and improvements often are growth companies. The stocks of growth companies tend to have prices that are high relative to their earnings, dividends, book value, or other financial measures.

MFS normally invests the fund’s assets primarily in U.S. and foreign equity securities, including emerging market equity securities.

MFS may invest the fund’s assets in companies of any size.

MFS may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments.

MFS may enter into short sales for the fund for different purposes, including to enhance returns if the market price of a security declines, to decrease exposure to a particular market or segment of a market, or to manage or adjust the risk profile of the fund.

The fund is a non-diversified fund. This means that MFS may invest a relatively high percentage of the fund’s assets in a single issuer or a small number of issuers.

MFS uses a bottom-up investment approach in buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of issuers and their potential in light of their current financial condition and industry position, and market, economic, political, and regulatory conditions. Factors considered may include analysis of earnings, cash flows, competitive position, and management ability. Quantitative analysis of these and other factors may also be considered.

MFS may engage in active and frequent trading in pursuing the fund's principal investment strategies.

In response to market, economic, political, or other conditions, MFS may depart from the fund’s principal investment strategies by temporarily investing for defensive purposes.

Principal Investment Types

Equity Securities: Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company or other issuer. Different types of equity securities provide different voting and dividend rights and priorities in the event of bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

Derivatives: Derivatives are financial instruments whose value is based on the value of one or more indicators, such as a security, asset, currency, interest rate, credit rating, commodity, or index. Derivatives often involve a counterparty to the transaction. Derivatives include futures, forward contracts, options, structured notes, inverse floating rate instruments, swaps, caps, floors, and collars.

Short Sales: Short sales are transactions to sell a security that one does not own to a third party by borrowing the security in anticipation of purchasing the same security on a later date to close out the short position.

Principal Risks

As with any mutual fund, you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Stock Market Risk: The price of an equity security fluctuates in response to issuer, market, economic, industry, political, and regulatory developments. Prices can decrease significantly in response to these developments, and these developments can affect a single issuer, issuers within a broad market sector, industry or geographic region, or the market in general. Different parts of the market and different types of securities can react differently to these developments. For example, the stocks of growth companies can react differently from the stocks of value companies, and the stocks of large cap companies can react differently from the stocks of small cap companies. Certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on stock markets.

Company Risk: Changes in the financial condition of a company or other issuer, changes in specific market, economic, political, and regulatory conditions that affect a particular type of investment or issuer, and changes in general market, economic, political, and regulatory conditions can adversely affect the price of an investment. The price of securities of smaller, less well-known companies can be more volatile than the price of securities of larger companies or the market in general.

Technology Concentration Risk: The fund’s performance will be closely tied to the performance of issuers in a limited number of industries. Companies in a single industry can react similarly to market, economic, political, or regulatory conditions and developments. As a result, the fund’s performance can be more volatile than the performance of more broadly-diversified funds.

The price of stocks in the technology sector can be very volatile, especially over the short term, due to the rapid pace of product change and technological developments. Issuers in the technology sector are subject to significant competitive pressures, such as new market entrants, short product cycles, competition for market share, and falling prices and profits. Issuers doing business in the technology area also face the risk that new services, equipment, or technologies will not be commercially successful, or will rapidly become obsolete.

Growth Company Risk: The stocks of growth companies can be more sensitive to the company’s earnings and more volatile than the market in general.

Foreign Risk: Investments in securities of foreign issuers, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, economic, political, or regulatory conditions and developments. Political, social, and economic instability, the imposition of currency or capital controls, or the expropriation or nationalization of assets in a particular country can cause dramatic declines in that country’s economy. Less stringent regulatory, accounting, and disclosure requirements for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. Additional risks of foreign investments include trading, settlement, custodial, and other operational risks, and withholding and other taxes. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to market, economic, political, or regulatory developments than the U.S. market.

Emerging Markets Risk: Emerging markets investments can involve additional and greater risks than the risks associated with investments in developed foreign markets securities. Emerging markets typically have less economic development, market structure and depth and regulatory oversight than developed countries. Emerging markets can also be subject to greater political, social, and economic instability. These factors can make emerging market investments more volatile and less liquid than investments in developed markets.

Currency Risk: A decline in the value of a foreign currency relative to the U.S. dollar reduces the value of the foreign currency and investments denominated in that currency. In addition, the use of foreign exchange contracts to reduce foreign currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar. The value of foreign currencies relative to the U.S. dollar fluctuates in response to, among other factors, interest rate changes, intervention (or failure to intervene) by the U.S. or foreign governments, central banks, or supranational entities such as the International Monetary Fund, the imposition of currency controls, and other political or regulatory developments in the U.S. or abroad. Foreign currency values can decrease significantly both in the short term and over the long term in response to these and other developments.

Short Sale Risk: A security sold short is closed out at a loss if the price of the security sold short increases between the time of the short sale and closing out the short position. It may not be possible to close out the short position at any particular time or at an acceptable price. Short sales can involve leverage.

Non-Diversification Risk: Because MFS may invest a relatively large percentage of the fund’s assets in a single issuer or small number of issuers, the fund’s performance could be closely tied to the value of that one issuer or issuers, and could be more volatile than the performance of more diversified funds.

Leveraging Risk: Certain transactions, including when-issued, delayed-delivery, and forward commitment purchases, loans of portfolio securities, short sales, and the use of some derivatives, can result in leverage. Leverage involves investment exposure in an amount exceeding the initial investment. In transactions involving leverage, a relatively small market movement or change in other underlying indicator can lead to significantly larger losses to the fund. Leverage can cause increased volatility by magnifying gains or losses on underlying investments.

Investment Selection Risk: The MFS analysis of an investment can be incorrect and its selection of investments can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Counterparty and Third Party Risk: Transactions involving a counterparty other than the issuer of the instrument, or a third party responsible for servicing the instrument, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction.

Liquidity Risk: Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market or in limited volume, or may not have an active trading market. As a result, it may not be possible to sell the investment at any particular time or at an acceptable price.

Frequent Trading Risk: Frequent trading increases transaction costs, which may reduce a fund’s return.

Defensive Investing Risk: When MFS invests defensively, different factors could affect the fund’s performance and the fund may not achieve its investment objective. In addition, the defensive strategy may not work as intended.

Information about investment strategies and investment types not described in the Prospectus and the risks associated with those investment strategies and investment types are described in the fund’s Statement of Additional Information (“SAI”).

Bar Chart and Performance Table

The bar chart and performance table below are intended to indicate some of the risks of investing in the fund by showing changes in the fund’s performance over time. The performance table also shows how the fund’s performance over time compares with that of a broad measure of market performance and one or more other performance measures.

The chart and table provide past performance information. The fund’s past performance does not necessarily indicate how the fund will perform in the future. The returns shown do not reflect fees and expenses imposed by the separate accounts established by insurance companies in order to serve as investment vehicles for variable annuity and variable life insurance contracts, qualified pension and retirement plans, and other eligible investors. If these fees and expenses were included, they would reduce the returns shown.

Bar Chart. The bar chart will show changes over time in the annual total return of Initial Class shares for ten calendar years, and assumes the reinvestment of distributions. The returns for the Service Class shares will be lower than the Initial Class shares shown in the bar chart because Service Class shares have higher expenses.

*	The 2004 total return includes proceeds received by the fund as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. Excluding the effect of this payment, the fund’s 2004 annual total return would have been lower. (See Financial Highlights below for more information.)

The total return for the three-month period ended March 31, 2008 was (12.08)%. During the periods shown in the bar chart, the highest quarterly return was 50.87% (for the calendar quarter ended December 31, 2001) and the lowest quarterly return was (46.77)% (for the calendar quarter ended September 30, 2001).

Performance Table. This table shows how the average annual total returns of each class of the fund compare to a broad measure of market performance and one or more other performance measures, and assumes the reinvestment of distributions.

Average Annual Total Returns (for the Periods Ended December 31, 2007)

Share Class	1 Year	5 Years^	Life^#
Initial Class	20.22%	18.32%	(5.47)%
Service Class	20.00%	18.05%	(5.70)%
Benchmark Comparisons

Standard & Poor’s 500 Stock Index*	5.49%	12.83%	1.60%
Standard & Poor’s North American Technology Sector Index**†	16.94%	15.58%	(8.31)%

^	A portion of each of the returns includes proceeds received by the fund from unrelated non-recurring events (see “Financial Highlights”).

#	Life refers to the period from the commencement of the fund’s investment operations, June 16, 2000, through December 31, 2007.

*	The Standard & Poor’s 500 Stock Index is a market capitalization-weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.

**	The Standard & Poor’s North American Technology Sector Index, previously known as the Goldman Sachs Technology Industry Composite Index, is a modified capitalization-weighted index that measures the performance of selected technology stocks.

†	Source: FactSet Research Systems Inc.

All performance results reflect any applicable fee and expense waivers in effect during the periods shown; without these, the results would have been lower.

The fund commenced investment operations on June 16, 2000, with the offering of Initial Class shares and subsequently offered Service Class shares on August 24, 2001. Performance for Service Class shares includes the performance of the fund’s Initial Class shares for periods prior to their offering (“blended performance”). Blended performance has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees); therefore, the use of blended performance generally results in higher performance.

MFS Total Return Portfolio

Investment Objective

The fund’s investment objective is to seek total return. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS invests the fund’s assets in equity securities and debt instruments. MFS seeks to invest between 40% and 75% of the fund’s net assets in equity securities and at least 25% of the fund’s total assets in fixed-income senior securities.

MFS focuses on investing the fund's assets in the stocks of companies that it believes are undervalued compared to their perceived worth (value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures.

While MFS may invest the fund’s assets in companies of any size, MFS generally focuses on companies with large capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS generally invests substantially all of the fund’s investments in debt instruments in investment grade debt instruments.

MFS may invest the fund’s assets in mortgage dollar rolls.

MFS may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments.

MFS uses a bottom-up investment approach in buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of issuers or instruments in light of market, economic, political, and regulatory conditions. Factors considered for equity securities may include analysis of earnings, cash flows, competitive position, and management ability. Quantitative analysis of these and other factors may also be considered. Factors considered for debt instruments may include the instrument’s credit quality, collateral characteristics and indenture provisions and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. Quantitative analysis of the structure of a debt instrument and its features may also be considered.

MFS may engage in active and frequent trading in pursuing the fund's principal investment strategies.

In response to market, economic, political, or other conditions, MFS may depart from the fund’s principal investment strategies by temporarily investing for defensive purposes.

Principal Investment Types

Equity Securities: Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company or other issuer. Different types of equity securities provide different voting and dividend rights and priorities in the event of bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

Debt Instruments: Debt instruments represent obligations of corporations, governments, and other entities to repay money borrowed. The issuer or borrower usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the instrument. Some debt instruments, such as zero coupon bonds, do not pay current interest but are sold at a discount from their face values. Other debt instruments, such as certain mortgage-backed and other asset-backed securities, make periodic payments of interest and/or principal. Some debt instruments are partially or fully secured by collateral supporting the payment of interest and principal.

Corporate Bonds: Corporate bonds are debt instruments issued by domestic or foreign corporations or similar entities.

U.S. Government Securities: U.S. Government securities are securities issued or guaranteed by the U.S. Treasury, by an agency or instrumentality of the U.S. Government, or by a U.S. Government-sponsored entity. Certain U.S. Government securities may not be supported as to the payment of principal and interest by the full faith and credit of the U.S. Treasury or the ability to borrow from the U.S. Treasury. Some U.S. Government securities may be supported as to the payment of principal and interest only by the credit of the entity issuing or guaranteeing the security.

Collateralized Instruments: Collateralized instruments include mortgage-backed securities and other interests in pools of assets, such as loans or receivables. Payment of principal and interest generally depends on the cash flows generated by the underlying assets and the terms of the instrument. Certain collateralized instruments offer multiple classes that differ in terms of their priority to receive principal and/or interest payments under the terms of the instrument. Collateralized instruments typically involve a third party responsible for servicing the instrument and performing operational functions such as collecting and aggregating principal, interest and escrow payments, accounting and loan analysis.

Municipal Instruments: Municipal instruments are issued to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal instruments include general obligation bonds of municipalities, local or state governments, project or revenue-specific bonds, municipal lease obligations, and prerefunded or escrowed bonds. Municipal instruments may be fully or partially supported by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or assets, by the issuer’s pledge to make annual appropriations for lease payments, or by domestic or foreign entities providing credit support, such as letters of credit, guarantees, or insurance.

Foreign Government Securities: Foreign government securities are debt instruments issued, guaranteed, or supported, as to the payment of principal and interest, by foreign governments, foreign government agencies, foreign semi-governmental entities or supranational entities, or debt instruments issued by entities organized and operated for the purpose of restructuring outstanding foreign government securities. Foreign government securities may not be supported as to the payment of principal and interest by the full faith and credit of the foreign government.

Inflation-Adjusted Debt Instruments: Inflation-adjusted debt instruments are debt instruments whose principal and/or interest are adjusted for inflation. Inflation-adjusted debt instruments issued by the U.S. Treasury pay a fixed rate of interest that is applied to an inflation-adjusted principal amount. The principal amount is adjusted based on changes in the Consumer Price Index. The principal due at maturity is typically equal to the inflation-adjusted principal amount, or to the instrument’s original par value, whichever is greater. Other types of inflation-adjusted debt instruments may use other methods of adjusting for inflation, and other measures of inflation. Other issuers of inflation-adjusted debt instruments include U.S. Government agencies, instrumentalities and sponsored entities, corporations, and foreign governments.

Mortgage Dollar Rolls: Mortgage dollar rolls are simultaneous agreements with a third party both to sell a mortgage-backed security and to purchase a similar security from the third party on a later date, for an agreed-upon price.

Derivatives: Derivatives are financial instruments whose value is based on the value of one or more indicators, such as a security, asset, currency, interest rate, credit rating, commodity, or index. Derivatives often involve a counterparty to the transaction. Derivatives include futures, forward contracts, options, structured notes, inverse floating rate instruments, swaps, caps, floors, and collars.

Principal Risks

As with any mutual fund, you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Stock Market Risk: The price of an equity security fluctuates in response to issuer, market, economic, industry, political, and regulatory developments. Prices can decrease significantly in response to these developments, and these developments can affect a single issuer, issuers within a broad market sector, industry or geographic region, or the market in general. Different parts of the market and different types of securities can react differently to these developments. For example, the stocks of growth companies can react differently from the stocks of value companies, and the stocks of large cap companies can react differently from the stocks of small cap companies. Certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on stock markets.

Company Risk: Changes in the financial condition of a company or other issuer, changes in specific market, economic, political, and regulatory conditions that affect a particular type of investment or issuer, and changes in general market, economic, political, and regulatory conditions can adversely affect the price of an investment. The price of securities of smaller, less well-known companies can be more volatile than the price of securities of larger companies or the market in general.

Value Company Risk: The stocks of value companies can continue to be undervalued for long periods of time and not realize their expected value.

Interest Rate Risk: The price of a debt instrument changes in response to interest rate changes. In general, the price of a debt instrument falls when interest rates rise and rises when interest rates fall. Instruments with longer maturities, or that do not pay current interest, are more sensitive to interest rate changes. In addition, short-term and long-term interest rates do not necessarily move in the same direction or by the same amount. An instrument’s reaction to interest rate changes depends on the timing of its interest and principal payments and the current interest rate for each of those time periods. Instruments with floating interest rates can be less sensitive to interest rate changes. In response to an interest rate decline, instruments that provide the issuer with the right to call or redeem the instrument prior to maturity may be called or redeemed, resulting in the reinvestment of proceeds in other investments at a lower interest rate.

Credit Risk: The value of a debt instrument depends, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due. The value of a debt instrument is likely to fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. The value of a debt instrument can also decline in response to changes in the financial condition of the issuer or borrower, changes in specific market, economic, industry, political, and regulatory conditions that affect a particular type of instrument, issuer, or borrower, and changes in general market, economic, political, and regulatory conditions. Certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events can have a dramatic adverse effect on the value of a debt instrument. For certain types of instruments, including derivatives, the value of the instrument depends in part on the credit quality of the counterparty to the transaction. For other types of debt instruments, including collateralized instruments, the price of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient, if the issuer defaults.

Foreign Risk: Investments in securities of foreign issuers, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, economic, political, or regulatory conditions and developments. Political, social, and economic instability, the imposition of currency or capital controls, or the expropriation or nationalization of assets in a particular country can cause dramatic declines in that country’s economy. Less stringent regulatory, accounting, and disclosure requirements for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries and can be particularly difficult against foreign governments. Changes in currency exchange rates can affect the U.S. dollar value of foreign currency investments and investments denominated in foreign currencies. Additional risks of foreign investments include trading, settlement, custodial, and other operational risks, and withholding and other taxes. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to market, economic, political, or regulatory developments than the U.S. market.

Prepayment Risk: Many types of debt instruments, including mortgage-backed securities, asset-backed securities, and municipal housing bonds, are subject to the risk of prepayment. Prepayment occurs when unscheduled payments of principal are made prior to an instrument’s maturity. Instruments subject to prepayment can offer less potential for gains during a declining interest rate environment and greater potential for loss in a rising interest rate environment. In addition, prepayment rates are difficult to predict and the potential impact of prepayment on the price of a debt instrument depends on the terms of the instrument and can result in significant volatility.

Inflation-Adjusting Risk: Interest payments on inflation-adjusted debt instruments can be unpredictable and vary based on the level of inflation. If inflation is negative, principal and income both can decline. In addition, the measure of inflation used may not correspond to the actual rate of inflation experienced by a particular individual.

Municipal Market Risk: The price of municipal instruments can be volatile and significantly affected by adverse tax or court rulings, legislative or political changes, and the financial developments of municipal issuers. Loss of the state income tax advantage of municipal instruments issued by a state through an adverse court ruling could have a significant negative impact on the value of such municipal instruments and the overall municipal market. Because many municipal instruments are issued to finance similar projects, especially those relating to education, health care, housing, utilities, and water and sewer, conditions in these industries can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market.

Leveraging Risk: Certain transactions, including when-issued, delayed-delivery, and forward commitment purchases, loans of portfolio securities, mortgage dollar rolls, and the use of some derivatives, can result in leverage. Leverage involves investment exposure in an amount exceeding the initial investment. In transactions involving leverage, a relatively small market movement or change in other underlying indicator can lead to significantly larger losses to the fund. Leverage can cause increased volatility by magnifying gains or losses on underlying investments.

Investment Selection Risk: The MFS analysis of an investment can be incorrect and its selection of investments can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Counterparty and Third Party Risk: Transactions involving a counterparty other than the issuer of the instrument, or a third party responsible for servicing the instrument, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction.

Liquidity Risk: Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market or in limited volume, or may not have an active trading market. As a result, it may not be possible to sell the investment at any particular time or at an acceptable price.

Frequent Trading Risk: Frequent trading increases transaction costs, which may reduce a fund’s return.

Defensive Investing Risk: When MFS invests defensively, different factors could affect the fund’s performance and the fund may not achieve its investment objective. In addition, the defensive strategy may not work as intended.

Information about investment strategies and investment types not described in the Prospectus and the risks associated with those investment strategies and investment types are described in the fund’s Statement of Additional Information (“SAI”).

Bar Chart and Performance Table

The bar chart and performance table below are intended to indicate some of the risks of investing in the fund by showing changes in the fund’s performance over time. The performance table also shows how the fund’s performance over time compares with that of a broad measure of market performance and one or more other performance measures.

The chart and table provide past performance information. The fund’s past performance does not necessarily indicate how the fund will perform in the future. The returns shown do not reflect fees and expenses imposed by the separate accounts established by insurance companies in order to serve as investment vehicles for variable annuity and variable life insurance contracts, qualified pension and retirement plans, and other eligible investors. If these fees and expenses were included, they would reduce the returns shown.

Bar Chart. The bar chart shows changes over time in the annual total return of the Initial Class shares for ten calendar years, and assumes the reinvestment of distributions. The returns for the Service Class shares will be lower than the Initial Class shares shown in the bar chart because Service Class shares have higher expenses.

*	The 2004 total return includes proceeds received by the fund as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. Excluding the effect of this payment, the fund’s 2004 annual total return would have been lower. (See Financial Highlights below for more information.)

The total return for the three-month period ended March 31, 2008 was (5.18)%. During the periods shown in the bar chart, the highest quarterly return was 10.96% (for the calendar quarter ended June 30, 2003) and the lowest quarterly return was (8.75)% (for the calendar quarter ended September 30, 2002).

Performance Table. This table shows how the average annual total returns of each class of the fund compare to a broad measure of market performance and one or more other performance measures, and assumes the reinvestment of distributions.

Average Annual Total Returns (for the Periods Ended December 31, 2007)

Share Class	1 Year	5 Years^	10 Years^
Initial Class	4.32%	9.51%	7.19%
Service Class	4.07%	9.23%	7.02%

Benchmark Comparisons
Lehman Brothers U.S. Aggregate Bond Index*†	6.97%	4.42%	5.97%
Standard & Poor’s 500 Stock Index**†	5.49%	12.83%	5.91%

^	A portion of each of the returns includes proceeds received by the fund from unrelated non-recurring events (see “Financial Highlights”).

*	The Lehman Brothers U.S. Aggregate Bond Index is a market capitalization- weighted index measures the performance of the U.S. investment-grade, fixed rate bond market with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities with at least one year to final maturity.

**	The Standard & Poor’s 500 Stock Index is a market capitalization-weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.

†	Source: FactSet Research Systems Inc.

All performance results reflect any applicable fee and expense waivers in effect during the periods shown; without these, the results would have been lower.

The fund commenced investment operations on May 11, 1988, with the offering of Initial Class shares and subsequently offered Service Class shares on August 24, 2001. Performance for Service Class shares includes the performance of the fund’s Initial Class shares for periods prior to their offering (“blended performance”). Blended performance has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees); therefore, the use of blended performance generally results in higher performance.

MFS Utilities Portfolio

Investment Objective

The fund’s investment objective is to seek total return. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in securities of issuers in the utilities industry. MFS considers a company to be in the utilities industry if, at the time of investment, MFS determines that a substantial portion (i.e., at least 50%) of the company’s assets or revenues are derived from one or more utilities. Issuers in the utilities industry include issuers engaged in the manufacture, production, generation, transmission, sale or distribution of electric, gas or other types of energy, water or other sanitary services; and issuers engaged in telecommunications, including telephone, cellular telephone, telegraph, satellite, microwave, cable television, and other communications media (but not engaged in public broadcasting).

MFS primarily invests the fund’s assets in equity securities, but may also invest in debt instruments. MFS primarily invests the fund’s investments in debt instruments in investment grade debt instruments, but may also invest in lower quality debt instruments.

MFS may invest the fund’s assets in companies of any size.

MFS may invest the fund’s assets in U.S. and foreign securities, including emerging market securities.

MFS may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments.

MFS uses a bottom-up investment approach in buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of issuers or instruments in light of market, economic, political, and regulatory conditions. Factors considered for equity securities may include analysis of earnings, cash flows, competitive position, and management ability. Quantitative analysis of these and other factors may also be considered. Factors considered for debt instruments may include the instrument’s credit quality, collateral characteristics and indenture provisions and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. Quantitative analysis of the structure of a debt instrument and its features may also be considered.

MFS may engage in active and frequent trading in pursuing the fund’s principal investment strategies.

In response to market, economic, political, or other conditions, MFS may depart from the fund’s principal investment strategies by temporarily investing for defensive purposes.

Principal Investment Types

Equity Securities: Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company or other issuer. Different types of equity securities provide different voting and dividend rights and priorities in the event of bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

Debt Instruments: Debt instruments represent obligations of corporations, governments, and other entities to repay money borrowed. The issuer or borrower usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the instrument. Some debt instruments, such as zero coupon bonds, do not pay current interest but are sold at a discount from their face values. Other debt instruments, such as certain mortgage-backed and other asset-backed securities, make periodic payments of interest and/or principal. Some debt instruments are partially or fully secured by collateral supporting the payment of interest and principal.

Lower Quality Debt Instruments: Lower quality debt instruments, commonly referred to as “high yield securities” or “junk bonds” are debt instruments of less than investment grade quality.

Corporate Bonds: Corporate bonds are debt instruments issued by domestic or foreign corporations or similar entities.

Derivatives: Derivatives are financial instruments whose value is based on the value of one or more indicators, such as a security, asset, currency, interest rate, credit rating, commodity, or index. Derivatives often involve a counterparty to the transaction. Derivatives include futures, forward contracts, options, structured notes, inverse floating rate instruments, swaps, caps, floors, and collars.

Principal Risks

As with any mutual fund, you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Stock Market Risk: The price of an equity security fluctuates in response to issuer, market, economic, industry, political, and regulatory developments. Prices can decrease significantly in response to these developments, and these developments can affect a single issuer, issuers within a broad market sector, industry or geographic region, or the market in general. Different parts of the market and different types of securities can react differently to these developments. For example, the stocks of growth companies can react differently from the stocks of value companies, and the stocks of large cap companies can react differently from the stocks of small cap companies. Certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on stock markets.

Company Risk: Changes in the financial condition of a company or other issuer, changes in specific market, economic, political, and regulatory conditions that affect a particular type of investment or issuer, and changes in general market, economic, political, and regulatory conditions can adversely affect the price of an investment. The price of securities of smaller, less well-known companies can be more volatile than the price of securities of larger companies or the market in general.

Utilities Concentration Risk: The fund’s performance will be closely tied to the performance of issuers in a limited number of industries. Issuers in a single industry can react similarly to market, economic, political or regulatory conditions and developments. As a result, the fund’s performance could be more volatile than the performance of more broadly-diversified funds.

Issuers in the utilities sector are subject to many risks, including the following: increases in fuel and other operating costs; restrictions on operations, increased costs, and delays as a result of environmental and safety regulations; coping with the impact of energy conservation and other factors reducing the demand for services; technological innovations that may render existing plants, equipment or products obsolete; the potential impact of natural or man-made disasters; difficulty in obtaining adequate returns on invested capital; difficulty in obtaining approval of rate increases; the high cost of obtaining financing, particularly during periods of inflation; increased competition resulting from deregulation, overcapacity, and pricing pressures; and the negative impact of regulation.

Issuers doing business in the telecommunications area are subject to many risks, including the negative impact of regulation, a competitive marketplace, difficulty in obtaining financing, rapid obsolescence, and agreements linking future rate increases to inflation or other factors not directly related to the active operating profits of the issuer.

Interest Rate Risk: The price of a debt instrument changes in response to interest rate changes. In general, the price of a debt instrument falls when interest rates rise and rises when interest rates fall. Instruments with longer maturities, or that do not pay current interest, are more sensitive to interest rate changes. In addition, short-term and long-term interest rates do not necessarily move in the same direction or by the same amount. An instrument’s reaction to interest rate changes depends on the timing of its interest and principal payments and the current interest rate for each of those time periods. Instruments with floating interest rates can be less sensitive to interest rate changes. In response to an interest rate decline, instruments that provide the issuer with the right to call or redeem the instrument prior to maturity may be called or redeemed, resulting in the reinvestment of proceeds in other investments at a lower interest rate.

Credit Risk: The value of a debt instrument depends, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due. The value of a debt instrument is likely to fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. The value of a debt instrument can also decline in response to changes in the financial condition of the issuer or borrower, changes in specific market, economic, industry, political, and regulatory conditions that affect a particular type of instrument, issuer, or borrower, and changes in general market, economic, political, and regulatory conditions. Certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events can have a dramatic adverse effect on the value of a debt instrument. For certain types of instruments, including derivatives, the value of the instrument depends in part on the credit quality of the counterparty to the transaction. For other types of debt instruments, including collateralized instruments, the price of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient, if the issuer defaults.

Lower quality debt instruments and certain unrated debt instruments can involve a substantially greater risk of default or can already be in default, and their values can decline significantly over short periods of time. Lower quality debt instruments are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and principal. Lower quality debt instruments tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The market for lower quality debt instruments and certain unrated debt instruments can be less liquid, especially during periods of recession or general market decline.

Foreign Risk: Investments in securities of foreign issuers, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, economic, political, or regulatory conditions and developments. Political, social, and economic instability, the imposition of currency or capital controls, or the expropriation or nationalization of assets in a particular country can cause dramatic declines in that country’s economy. Less stringent regulatory, accounting, and disclosure requirements for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. Additional risks of foreign investments include trading, settlement, custodial, and other operational risks, and withholding and other taxes. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to market, economic, political, or regulatory developments than the U.S. market.

Emerging Markets Risk: Emerging markets investments can involve additional and greater risks than the risks associated with investments in developed foreign markets securities. Emerging markets typically have less economic development, market structure and depth and regulatory oversight than developed countries. Emerging markets can also be subject to greater political, social, and economic instability. These factors can make emerging market investments more volatile and less liquid than investments in developed markets.

Currency Risk: A decline in the value of a foreign currency relative to the U.S. dollar reduces the value of the foreign currency and investments denominated in that currency. In addition, the use of foreign exchange contracts to reduce foreign currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar. The value of foreign currencies relative to the U.S. dollar fluctuates in response to, among other factors, interest rate changes, intervention (or failure to intervene) by the U.S. or foreign governments, central banks, or supranational entities such as the International Monetary Fund, the imposition of currency controls, and other political or regulatory developments in the U.S. or abroad. Foreign currency values can decrease significantly both in the short term and over the long term in response to these and other developments.

Leveraging Risk: Certain transactions, including when-issued, delayed-delivery, and forward commitment purchases, loans of portfolio securities, and the use of some derivatives, can result in leverage. Leverage involves investment exposure in an amount exceeding the initial investment. In transactions involving leverage, a relatively small market movement or change in other underlying indicator can lead to significantly larger losses to the fund. Leverage can cause increased volatility by magnifying gains or losses on underlying investments.

Investment Selection Risk: The MFS analysis of an investment can be incorrect and its selection of investments can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Counterparty and Third Party Risk: Transactions involving a counterparty other than the issuer of the instrument, or a third party responsible for servicing the instrument, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction.

Liquidity Risk: Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market or in limited volume, or may not have an active trading market. As a result, it may not be possible to sell the investment at any particular time or at an acceptable price.

Frequent Trading Risk: Frequent trading increases transaction costs, which may reduce a fund’s return.

Defensive Investing Risk: When MFS invests defensively, different factors could affect the fund’s performance and the fund may not achieve its investment objective. In addition, the defensive strategy may not work as intended.

Information about investment strategies and investment types not described in the Prospectus and the risks associated with those investment strategies and investment types are described in the fund’s Statement of Additional Information (“SAI”).

Bar Chart and Performance Table

The bar chart and performance table below are intended to indicate some of the risks of investing in the fund by showing changes in the fund’s performance over time. The performance table also shows how the fund's performance over time compares with that of a broad measure of market performance, and one or more other performance measures.

The chart and table provide past performance information. The fund’s past performance does not necessarily indicate how the fund will perform in the future. The returns shown do not reflect fees and expenses imposed by the separate accounts established by insurance companies in order to serve as investment vehicles for variable annuity and variable life insurance contracts, qualified pension and retirement plans, and other eligible investors. If these fees and expenses were included, they would reduce the returns shown.

Bar Chart. The bar chart shows changes over time in the annual total return of the Initial Class shares for ten calendar years, and assumes the reinvestment of distributions. The returns for the Service Class shares will be lower than the Initial Class shares shown in the bar chart because Service Class shares have higher expenses.

*	The 2004 total return includes proceeds received by the fund as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. Excluding the effect of this payment, the fund’s 2004 annual total return would have been lower. (See Financial Highlights below for more information.)

The total return for the three-month period ended March 31, 2008 was (9.39)%. During the periods shown in the bar chart, the highest quarterly return was 21.57% (for the calendar quarter ended December 31, 1999) and the lowest quarterly return was (16.58)% (for the calendar quarter ended September 30, 2001).

Performance Table. This table shows how the average annual total returns of each class of the fund compare to a broad measure of market performance and one or more other performance measures, and assumes the reinvestment of distributions.

Average Annual Total Returns (for the Periods Ended December 31, 2007)

Share Class	1 Year	5 Years^	10 Years^
Initial Class	28.53%	28.79%	12.92%
Service Class	28.24%	28.48%	12.73%
Benchmark Comparisons
Standard & Poor’s 500 Stock Index*†	5.49%	12.83%	5.91%
Standard & Poor’s 500 Utilities Index**†	19.38%	21.50%	7.77%

^	A portion of each of the returns includes proceeds received by the fund from unrelated non-recurring events (see “Financial Highlights”).

*	The Standard & Poor’s 500 Stock Index is a market capitalization-weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.

**	The Standard & Poor’s 500 Utilities Index is a market capitalization-weighted index designed to measure the utilities sector, including those companies considered electric, gas or water utilities, or companies that operate as independent producers and/or distributors of power.

†	Source: FactSet Research Systems Inc.

All performance results reflect any applicable fee and expense waivers in effect during the periods shown; without these, the results would have been lower.

The fund commenced investment operations on November 16, 1993, with the offering of Initial Class shares and subsequently offered Service Class shares on August 24, 2001. Performance for Service Class shares includes the performance of the fund’s Initial Class shares for periods prior to their offering (“blended performance”). Blended performance has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees); therefore, the use of blended performance generally results in higher performance.

MFS Value Portfolio

Investment Objective

The fund’s investment objective is to seek capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in equity securities.

MFS focuses on investing the fund's assets in the stocks of companies that it believes are undervalued compared to their perceived worth (value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures.

While MFS may invest the fund’s assets in companies of any size, MFS generally focuses on companies with large capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments.

MFS uses a bottom-up investment approach in buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of issuers and their potential in light of their current financial condition and industry position, and market, economic, political, and regulatory conditions. Factors considered may include analysis of earnings, cash flows, competitive position, and management ability. Quantitative analysis of these and other factors may also be considered.

MFS may engage in active and frequent trading in pursuing the fund's principal investment strategies.

In response to market, economic, political, or other conditions, MFS may depart from the fund’s principal investment strategies by temporarily investing for defensive purposes.

Principal Investment Types

Equity Securities: Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company or other issuer. Different types of equity securities provide different voting and dividend rights and priorities in the event of bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

Derivatives: Derivatives are financial instruments whose value is based on the value of one or more indicators, such as a security, asset, currency, interest rate, credit rating, commodity, or index. Derivatives often involve a counterparty to the transaction. Derivatives include futures, forward contracts, options, structured notes, inverse floating rate instruments, swaps, caps, floors, and collars.

Principal Risks

As with any mutual fund, you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Stock Market Risk: The price of an equity security fluctuates in response to issuer, market, economic, industry, political, and regulatory developments. Prices can decrease significantly in response to these developments, and these developments can affect a single issuer, issuers within a broad market sector, industry or geographic region, or the market in general. Different parts of the market and different types of securities can react differently to these developments. For example, the stocks of growth companies can react differently from the stocks of value companies, and the stocks of large cap companies can react differently from the stocks of small cap companies. Certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on stock markets.

Company Risk: Changes in the financial condition of a company or other issuer, changes in specific market, economic, political, and regulatory conditions that affect a particular type of investment or issuer, and changes in general market, economic, political, and regulatory conditions can adversely affect the price of an investment. The price of securities of smaller, less well-known companies can be more volatile than the price of securities of larger companies or the market in general.

Value Company Risk: The stocks of value companies can continue to be undervalued for long periods of time and not realize their expected value.

Foreign Risk: Investments in securities of foreign issuers, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, economic, political, or regulatory conditions and developments. Political, social, and economic instability, the imposition of currency or capital controls, or the expropriation or nationalization of assets in a particular country can cause dramatic declines in that country’s economy. Less stringent regulatory, accounting, and disclosure requirements for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries and can be particularly difficult against foreign governments. Changes in currency exchange rates can affect the U.S. dollar value of foreign currency investments and investments denominated in foreign currencies. Additional risks of foreign investments include trading, settlement, custodial, and other operational risks, and withholding and other taxes. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to market, economic, political, or regulatory developments than the U.S. market.

Leveraging Risk: Certain transactions, including when-issued, delayed-delivery, and forward commitment purchases, loans of portfolio securities, and the use of some derivatives, can result in leverage. Leverage involves investment exposure in an amount exceeding the initial investment. In transactions involving leverage, a relatively small market movement or change in other underlying indicator can lead to significantly larger losses to the fund. Leverage can cause increased volatility by magnifying gains or losses on underlying investments.

Investment Selection Risk: The MFS analysis of an investment can be incorrect and its selection of investments can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Counterparty and Third Party Risk: Transactions involving a counterparty other than the issuer of the instrument, or a third party responsible for servicing the instrument, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction.

Liquidity Risk: Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market or in limited volume, or may not have an active trading market. As a result, it may not be possible to sell the investment at any particular time or at an acceptable price.

Frequent Trading Risk: Frequent trading increases transaction costs, which may reduce a fund’s return.

Defensive Investing Risk: When MFS invests defensively, different factors could affect the fund’s performance and the fund may not achieve its investment objective. In addition, the defensive strategy may not work as intended.

Information about investment strategies and investment types not described in the Prospectus and the risks associated with those investment strategies and investment types are described in the fund’s Statement of Additional Information (“SAI”).

Bar Chart and Performance Table

The bar chart and performance table below are intended to indicate some of the risks of investing in the fund by showing changes in the fund’s performance over time. The performance table also shows how the fund's performance over time compares with that of a broad measure of market performance.

The chart and table provide past performance information. The fund’s past performance does not necessarily indicate how the fund will perform in the future. The returns shown do not reflect fees and expenses imposed by the separate accounts established by insurance companies in order to serve as investment vehicles for variable annuity and variable life insurance contracts, qualified pension and retirement plans, and other eligible investors. If these fees and expenses were included, they would reduce the returns shown.

Bar Chart. The bar chart will show changes over time in the annual total return of Initial Class shares for ten calendar years, and assumes the reinvestment of distributions. The returns for the Service Class shares will be lower than the Initial Class shares shown in the bar chart because Service Class shares have higher expenses.

*	The 2004 total return includes proceeds received by the fund as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. Excluding the effect of this payment, the fund’s 2004 annual total return would have been lower. (See Financial Highlights below for more information.)

The total return for the three-month period that ended March 31, 2008 was (9.32)%. During the periods shown in the bar chart, the highest quarterly return was 14.80% (for the calendar quarter ended June 30, 2003) and the lowest quarterly return was (15.53)% (for the calendar quarter ended September 30, 2002).

Performance Table. This table shows how the average annual total returns of each class of the fund compare to a broad measure of market performance, and assumes the reinvestment of distributions.

Average Annual Total Returns (for the Periods Ended December 31, 2007)

Share Class	1 Year	5 Years^	Life^#
Initial Class	7.92%	15.04%	9.29%
Service Class	7.67%	14.76%	9.12%
Benchmark Comparisons
Russell 1000 Value Index*†	(0.17)%	14.63%	6.59%

^	A portion of each of the returns includes proceeds received by the fund from unrelated non-recurring events (see “Financial Highlights”).

#	Life refers to the period from the commencement of the fund’s investment operations, May 6, 1998, through December 31, 2007.

*	The Russell 1000 Value Index is constructed to provide a comprehensive barometer for the value securities in the large-cap segment of the U.S. equity universe. Companies in this index generally have lower price-to-book ratios and lower forecasted growth values.

†	Source: FactSet Research Systems Inc.

All performance results reflect any applicable fee and expense waivers in effect during the periods shown; without these, the results would have been lower.

The fund commenced investment operations on May 6, 1998, with the offering of Initial Class shares and subsequently offered Service Class shares on August 24, 2001. Performance for Service Class shares includes the performance of the fund’s Initial Class shares for periods prior to their offering (“blended performance”). Blended performance has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees); therefore, the use of blended performance generally results in higher performance.

EXPENSE SUMMARY

Expense Table

This table describes the fees and expenses that you may pay when you hold shares of a fund. These expenses do not reflect the fees and expenses imposed by the separate accounts established by insurance companies in order to serve as investment vehicles for variable annuity and variable life insurance contracts, qualified pension and retirement plans, and other eligible investors, through which an investment in the fund is made. If these fees and expenses had been included, your expenses would be higher. The annual fund operating expenses are based on expenses incurred during the fund's most recently completed fiscal year adjusted to reflect annualized expenses and certain current fee arrangements. The fund’s annual operating expenses may vary in future years.

INITIAL CLASS

Annual Fund Operating Expenses (expenses that are deducted from fund assets):

	MFS Bond Portfolio		MFS Capital Appreciation Portfolio		MFS Core Equity Portfolio
Management Fee	0.60%		0.75%		0.75%
Distribution and Service (12b-1) Fees(1)	N/A		N/A		N/A
Other Expenses(2)	0.11%		0.08%		0.11%
Total Annual Fund Operating Expenses(2)	0.71%		0.83%		0.86%
Fee Reductions(3)	N/A		N/A		(0.01)%
Net Expenses(2)	0.71%		0.83%		0.85%

	MFS Global Governments Portfolio		MFS Government Securities Portfolio		MFS Growth Portfolio (formerly MFS Emerging Growth Portfolio)
Management Fee	0.75%		0.55%		0.75%
Distribution and Service (12b-1) Fees(1)	N/A		N/A		N/A
Other Expenses(2)	0.33%		0.08%		0.09%
Total Annual Fund Operating Expenses(2)	1.08	%(3)	0.63%		0.84%

	MFS High Yield Portfolio		MFS Massachusetts Investors Growth Stock Portfolio		MFS Mid Cap Growth Portfolio
Management Fee	0.75%		0.75%		0.75%
Distribution and Service (12b-1) Fees(1)	N/A		N/A		N/A
Other Expenses(2)	0.09%		0.09%		0.13%
Total Annual Fund Operating Expenses(2)	0.84	%(3)	0.84%		0.88%
Fee Reductions(3)	N/A		(0.02)%		N/A
Net Expenses(2)	0.84	%(3)	0.82%		0.88%

	MFS Mid Cap Value Portfolio		MFS Money Market Portfolio		MFS New Discovery Portfolio
Management Fee	0.75%		0.50%		0.90%
Distribution and Service (12b-1) Fees(1)	N/A		N/A		N/A
Other Expenses(2)	0.38%		0.05%		0.10%
Total Annual Fund Operating Expenses(2)	1.13	%(3)	0.55%		1.00	%(3)

	MFS Research Portfolio		MFS Strategic Income Portfolio		MFS Strategic Value Portfolio
Management Fee	0.74%		0.75%		0.75%
Distribution and Service (12b-1) Fees(1)	N/A		N/A		N/A
Other Expenses(2)	0.09%		0.20%		0.90%
Total Annual Fund Operating Expenses(2)	0.83%		0.95	%(3)	1.65	%(3)

	MFS Technology Portfolio		MFS Total Return Portfolio	MFS Utilities Portfolio
Management Fee	0.75%		0.65%	0.72%
Distribution and Service (12b-1) Fees(1)	N/A		N/A	N/A
Other Expenses(2)	0.46%		0.05%	0.12%
Total Annual Fund Operating Expenses(2)	1.21	%(3)	0.70%	0.84%

	MFS Value Portfolio
Management Fee	0.75%
Distribution and Service (12b-1) Fees(1)	N/A
Other Expenses(2)	0.08%
Total Annual Fund Operating Expenses(2)	0.83%

SERVICE CLASS

Annual Fund Operating Expenses (expenses that are deducted from fund assets):

	MFS Bond Portfolio		MFS Capital Appreciation Portfolio		MFS Core Equity Portfolio
Management Fee	0.60%		0.75%		0.75%
Distribution and Service (12b-1) Fees(1)	0.25%		0.25%		0.25%
Other Expenses(2)	0.11%		0.08%		0.11%
Total Annual Fund Operating Expenses(2)	0.96%		1.08%		1.11%
Fee Reductions(3)	N/A		N/A		(0.01)%
Net Expenses(2)	0.96%		1.08%		1.10%

	MFS Global Governments Portfolio		MFS Government Securities Portfolio		MFS Growth Portfolio (formerly MFS Emerging Growth Portfolio)
Management Fee	0.75%		0.55%		0.75%
Distribution and Service (12b-1) Fees(1)	0.25%		0.25%		0.25%
Other Expenses(2)	0.33%		0.08%		0.09%
Total Annual Fund Operating Expenses(2)	1.33%		0.88%		1.09%
Fee Reductions(3)	(0.08	)%(3)	N/A		N/A
Net Expenses(2)	1.25%		0.88%		1.09%

	MFS High Yield Portfolio		MFS Massachusetts Investors Growth Stock Portfolio
Management Fee	0.75%		0.75%
Distribution and Service (12b-1) Fees(1)	0.25%		0.25%
Other Expenses(2)	0.09%		0.09%
Total Annual Fund Operating Expenses(2)	1.09	%(3)	1.09%
Fee Reductions(3)	N/A		(0.02)%
Net Expenses(2)	1.09	%(3)	1.07%

	MFS Mid Cap Growth Portfolio		MFS Mid Cap Value Portfolio		MFS Money Market Portfolio
Management Fee	0.75%		0.75%		0.50%
Distribution and Service (12b-1) Fees(1)	0.25%		0.25%		0.25%
Other Expenses(2)	0.13%		0.38%		0.05%
Total Annual Fund Operating Expenses(2)	1.13%		1.38	%(3)	0.80%

	MFS New Discovery Portfolio		MFS Research Portfolio		MFS Strategic Income Portfolio
Management Fee	0.90%		0.74%		0.75%
Distribution and Service (12b-1) Fees(1)	0.25%		0.25%		0.25%
Other Expenses(2)	0.10%		0.09%		0.20%
Total Annual Fund Operating Expenses(2)	1.25	%(3)	1.08%		1.20	%(3)

	MFS Strategic Value Portfolio		MFS Technology Portfolio		MFS Total Return Portfolio
Management Fee	0.75%		0.75%		0.65%
Distribution and Service (12b-1) Fees(1)	0.25%		0.25%		0.25%
Other Expenses(2)	0.90%		0.46%		0.05%
Total Annual Fund Operating Expenses(2)	1.90	%(3)	1.46	%(3)	0.95%

	MFS Utilities Portfolio	MFS Value Portfolio
Management Fee	0.72%	0.75%
Distribution and Service (12b-1) Fees(1)	0.25%	0.25%
Other Expenses(2)	0.12%	0.08%
Total Annual Fund Operating Expenses(2)	1.09%	1.08%

(1)	The fund’s Rule 12b-1 plan permits it to pay distribution and/or service fees to support the sale and distribution of the fund’s shares and the services provided by financial intermediaries. The maximum rates that may be charged under the plan are set forth under ‘‘Distribution and Service Fees.’’

(2)	The fund has entered into an expense offset arrangement that reduces the fund’s custodian fee based upon the amount of cash maintained by the fund with its custodian. Such fee reduction is not reflected in the table. Had this fee reduction been taken into account, “Total Annual Fund Operating Expenses” (and “Net Expenses,” if applicable) would be lower.

(3)	MFS has agreed in writing to bear each of the following funds’ expenses such that “Total Annual Fund Operating Expenses,” determined without giving effect to the expense offset arrangement described above, do not exceed on an annualized basis, the following percentages of the following funds and classes until such date noted:

Fund	Initial Class	Service Class	Until
MFS Core Equity Portfolio	0.85%	1.10%	6/30/2010
MFS Massachusetts Investors Growth Stock Portfolio	0.82%	1.07%	6/30/2010

These written agreements exclude interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses.

MFS has agreed in writing to bear each of the following funds’ expenses such that “Total Annual Fund Operating Expenses,” determined without giving effect to the expense offset arrangement described above, do not exceed on an annualized basis, the following percentages of the following funds and classes until such date noted. These fee reductions are not reflected in the table. Had these fee reductions been taken into account, “Total Annual Fund Operating Expenses,” would be the percentages noted below until such date noted:

Fund	Initial Class	Service Class	Until
MFS Mid Cap Value Portfolio	1.00%	1.25%	8/31/2008
MFS New Discovery Portfolio	0.95%	1.20%	8/31/2008
MFS Strategic Value Portfolio	0.98%	1.23%	8/31/2008
MFS Technology Portfolio	1.00%	1.25%	8/31/2008

These written agreements exclude interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses.

MFS has also agreed in writing to assume and bear MFS Global Governments Portfolio’s “Total Annual Fund Operating Expenses” which exceed 1.25% annually. This expense limitation excludes interest, taxes, brokerage commissions and extraordinary expenses, and will continue until modified by the fund’s shareholders. In addition, MFS has voluntarily agreed in writing to bear MFS Global Governments Portfolio’s expenses such that “Total Annual Fund Operating Expenses,” determined without giving effect to the expense offset arrangement described above, does not exceed 1.00% annually for the Initial Class. This voluntary expense limitation excludes interest, taxes, brokerage commissions and extraordinary expenses, and MFS may terminate this voluntary expense limitation at any time. This voluntary expense limitation is not reflected in the table above. Had this voluntary fee reduction been taken into account, Total Annual Fund Operating Expenses” for the fund’s Initial Class shares would be 1.00%.

MFS has also agreed in writing to reduce its management fee for MFS High Yield Portfolio to 0.70% annually of the first $1 billion of the fund’s average daily net assets and 0.65% annually of the fund’s average daily net assets over $1 billion, and for MFS Strategic Income Portfolio, to 0.70% of the first $1 billion of the fund’s average daily net assets, each until the date noted below. These fee reductions are not reflected in the table. Had the fee reductions been taken into account, “Total Annual Fund Operating Expenses,” would be the percentages noted below:

Fund	Initial Class	Service Class	Until
MFS High Yield Portfolio	0.79%	1.04%	8/31/2008
MFS Strategic Income Portfolio	0.90%	1.15%	8/31/2008

Example of Expenses

These examples are intended to help you compare the cost of investing in each fund with the cost of investing in other mutual funds. These examples do not reflect the fees and expenses imposed by the investment vehicle through which an investment in the fund is made. If these fees and expenses were included, your expenses would be higher.

The examples assume that:

•	You invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated);

•	Your investment has a 5% return each year and dividends and other distributions are reinvested; and

•

The fund’s operating expenses remain the same, except that the fund’s total operating expenses are assumed to be the fund’s “Net Expenses” for the period during which any written fee reductions are in effect (see “Expense Summary - Expense Table” above).

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Fund	1 Year	3 Years	5 Years	10 Years
MFS Bond Portfolio
Initial Class	$73	$227	$395	$883
Service Class	$98	$306	$531	$1,178
MFS Capital Appreciation Portfolio
Initial Class	$85	$265	$460	$1,025
Service Class	$110	$343	$595	$1,317
MFS Core Equity Portfolio
Initial Class	$87	$272	$475	$1,059
Service Class	$112	$351	$609	$1,350
MFS Global Governments Portfolio
Initial Class	$110	$343	$595	$1,317
Service Class	$127	$397	$686	$1,511
MFS Government Securities Portfolio
Initial Class	$64	$202	$351	$786
Service Class	$90	$281	$488	$1,084
MFS Growth Portfolio (formerly MFS Emerging Growth Portfolio)
Initial Class	$86	$268	$466	$1,037
Service Class	$111	$347	$601	$1,329
MFS High Yield Portfolio
Initial Class	$86	$268	$466	$1,037
Service Class	$111	$347	$601	$1,329
MFS Massachusetts Investors Growth Stock Portfolio
Initial Class	$84	$264	$462	$1,033
Service Class	$109	$342	$597	$1,325
MFS Mid Cap Growth Portfolio
Initial Class	$90	$281	$488	$1,084
Service Class	$115	$359	$622	$1,375
MFS Mid Cap Value Portfolio
Initial Class	$115	$359	$622	$1,375
Service Class	$141	$437	$755	$1,657
MFS Money Market Portfolio
Initial Class	$56	$176	$307	$689
Service Class	$82	$255	$444	$990
MFS New Discovery Portfolio
Initial Class	$102	$318	$552	$1,225
Service Class	$127	$397	$686	$1,511
MFS Research Portfolio
Initial Class	$85	$265	$460	$1,025
Service Class	$110	$343	$595	$1,317
MFS Strategic Income Portfolio
Initial Class	$97	$303	$526	$1,166
Service Class	$122	$381	$660	$1,455

Fund	1 Year	3 Years	5 Years	10 Years
MFS Strategic Value Portfolio
Initial Class	$168	$520	$897	$1,955
Service Class	$193	$597	$1,026	$2,222
MFS Technology Portfolio
Initial Class	$123	$384	$665	$1,466
Service Class	$149	$462	$797	$1,746
MFS Total Return Portfolio
Initial Class	$72	$224	$390	$871
Service Class	$97	$303	$526	$1,166
MFS Utilities Portfolio
Initial Class	$86	$268	$466	$1,037
Service Class	$111	$347	$601	$1,329
MFS Value Portfolio
Initial Class	$85	$265	$460	$1,025
Service Class	$110	$343	$595	$1,317

MANAGEMENT OF THE FUND

Investment Adviser

Massachusetts Financial Services Company (‘‘MFS’’), located at 500 Boylston Street, Boston, Massachusetts, serves as the investment adviser for each fund. Subject to the supervision of the fund’s Board of Trustees, MFS is responsible for managing each fund’s investments, executing transactions and providing related administrative services and facilities under an Investment Advisory Agreement between each fund and MFS.

For the fiscal year ended December 31, 2007, each fund paid MFS an effective management fee equal to the percentage of the fund’s average daily net assets as set forth below. The management fee set forth in each fund’s Investment Advisory Agreement is the percentage annually of the funds’ average daily net assets as set forth below.

Fund	Effective Management Fee	Management Fee As Set Forth in the Investment Advisory Agreement
MFS Bond Portfolio	0.60%	0.60%
MFS Capital Appreciation Portfolio	0.75%	0.75% of first $1 billion; 0.675% in excess of $1 billion, but less than $1.5 billion; 0.65% of $1.5 billion and above
MFS Core Equity Portfolio MFS Strategic Value Portfolio MFS Value Portfolio	0.75%	0.75% of first $1 billion; 0.65% in excess of $1 billion
MFS Global Governments Portfolio MFS Growth Portfolio (formerly MFS Emerging Growth Portfolio)	0.75%	0.75% of first $300 million; 0.675% in excess of $300 million
MFS Government Securities Portfolio	0.55%	0.55% of first $1 billion; 0.50% in excess of $1 billion
MFS High Yield Portfolio	0.70%	0.75%
MFS Massachusetts Investors Growth Stock Portfolio	0.75%	0.75%
MFS Mid Cap Growth Portfolio MFS Mid Cap Value Portfolio MFS Technology Portfolio	0.75%	0.75% of first $1 billion; 0.70% in excess of $1 billion
MFS Money Market Portfolio	0.50%	0.50%

Fund	Effective Management Fee	Management Fee As Set Forth in the Investment Advisory Agreement
MFS New Discovery Portfolio	0.90%	0.90% of first $1 billion; 0.80% in excess of $1 billion
MFS Research Portfolio	0.74%	0.75% of first $300 million; 0.675% in excess of $300 million
MFS Strategic Income Portfolio	0.70%	0.75% of first $1 billion; 0.65% in excess of $1 billion
MFS Total Return Portfolio	0.65%	0.75% of first $300 million; 0.675% in excess of $300 million up to $1 billion; 0.600% in excess of $1 billion
MFS Utilities Portfolio	0.72%	0.75% of first $300 million; 0.675% in excess of $300 million

MFS agreed in writing to reduce its management fee for the following funds to the percentage annually of the fund’s average daily net assets as set forth below:

Fund	Management Fee Reduced to	Effective Date

MFS Bond Portfolio**	0.50% in excess of $1 billion	September 1, 2007

MFS Core Equity Portfolio*	0.60% in excess of $2.5 billion	September 1, 2006

MFS High Yield Portfolio*	0.70% of the first $1 billion; 0.65% in excess of $1 billion	September 1, 2006

MFS Massachusetts Investors Growth Stock Portfolio**	0.65% in excess of $1 billion	June 23, 2007

MFS Mid Cap Growth Portfolio*	0.65% in excess of $2.5 billion	September 1, 2006

MFS Money Market Portfolio**	0.45% in excess of $500 million	September 1, 2004

MFS New Discovery Portfolio*	0.75% in excess of $2.5 billion	September 1, 2006

MFS Strategic Income Portfolio*	0.70% on the first $1 billion	September 1, 2006

*	These written agreements will remain in effect until at least August 31, 2008.

**	These written agreements will remain in effect until modified by the fund’s board of trustees.

In addition, MFS has agreed in writing to bear each of the following funds’ expenses such that “Total Annual Fund Operating Expenses” do not exceed the following percentages annually of the class’ average daily net assets as set forth below:

Fund	Initial Class	Service Class	Expiration Date
MFS Core Equity Portfolio	0.85%	1.10%	6/30/2010
MFS High Yield Portfolio	1.00%	1.25%	8/31/2008
MFS Massachusetts Investors Growth Stock Portfolio	0.82%	1.07%	6/30/2010
MFS Mid Cap Value Portfolio	1.00%	1.25%	8/31/2008
MFS Money Market Portfolio	0.57%	0.82%	8/31/2008
MFS New Discovery Portfolio	0.95%	1.20%	8/31/2008
MFS Strategic Income Portfolio	0.90%	1.15%	8/31/2008
MFS Strategic Value Portfolio	0.98%	1.23%	8/31/2008
MFS Technology Portfolio	1.00%	1.25%	8/31/2008
MFS Value Portfolio	0.90%	1.15%	8/31/2008

These written agreements exclude interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, and will continue until at least the expiration date referenced in the table above.

MFS has also agreed in writing to assume and bear each of the following funds’ “Total Annual Operating Expenses” which exceed 1.25% annually of the fund’s average daily net assets:

Fund

MFS Capital Appreciation Portfolio

MFS Global Governments Portfolio

MFS Government Securities Portfolio

MFS High Yield Portfolio

MFS Money Market Portfolio

MFS Total Return Portfolio

These expense limitations exclude interest, taxes, brokerage commissions and extraordinary expenses, and will continue until modified by the fund’s shareholders.

In addition, MFS has voluntarily agreed in writing to bear each of the following funds’ expenses such that “Total Annual Fund Operating Expenses” for the fund’s Initial Class shares do not exceed 1.00% annually of the Initial Class’ average daily net assets.

Fund

MFS Capital Appreciation Portfolio

MFS Global Governments Portfolio

MFS Government Securities Portfolio

MFS Total Return Portfolio

These voluntary expense limitations exclude interest, taxes, brokerage commissions and extraordinary expenses, and MFS may terminate any of these voluntary expense limitations at any time.

A discussion regarding the basis for the Board of Trustees’ approval of the Investment Advisory Agreement is available in each fund’s most recent annual report for the one year period that ends December 31.

MFS is America’s oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $200 billion as of December 31, 2007.

Since December 2003, MFS, MFS Fund Distributors, Inc., MFS Service Center, Inc., MFS Corporation Retirement Committee, Sun Life Financial Inc., various MFS funds, certain current and/or former Trustees of the MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The various lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, and inadequately disclosed MFS’ internal policies concerning market timing and such matters, (ii) received excessive compensation as fiduciaries with respect to the MFS funds, or (iii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of MFS fund shares and inadequately disclosed MFS’ use of fund assets in this manner. The lawsuits assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940, and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974 (ERISA), as well as fiduciary duties and other violations of common law. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held, or redeemed shares of the MFS funds during specified periods, as ERISA actions by participants in certain retirement plan accounts on behalf of those accounts, or as derivative actions on behalf of the MFS funds.

The lawsuits relating to market timing and related matters have been transferred to, and consolidated before, the United States District Court for the District of Maryland, as part of a multi-district litigation of market timing and related claims involving several other fund complexes (In re Mutual Funds Investment Litigation (Alger, Columbia,

Janus, MFS, One Group, Putnam, Allianz Dresdner), No. 1:04-md-15863 (transfer began March 19, 2004)). The market timing cases related to the MFS funds include Riggs v. MFS et al., Case No. 04-CV-01162-JFM (direct), Hammerslough v. MFS et al., Case No. 04-MD-01620 (derivative), Anita Walker v. MFS et al., Case No. 1:04-CV-01758 (ERISA), and Reaves v. MFS Series Trust I, et al., Case No. 1:05-CV-02220-JFM (Class B Shares). The plaintiffs in these consolidated lawsuits generally seek injunctive relief including removal of the named Trustees, adviser and distributor, rescission of contracts and 12b-1 Plans, disgorgement of fees and profits, monetary damages, punitive damages, attorney’s fees and costs and other equitable and declaratory relief. One lawsuit alleging improper brokerage allocation practices and excessive compensation is pending in the United States District Court for the District of Massachusetts (Forsythe v. Sun Life Financial Inc., et al., No. 04cv10584 (GAO) (a consolidated action, first filed on March 25, 2004). The plaintiffs in this lawsuit are generally seeking compensatory damages, punitive damages, recovery of fees, rescission of contracts, an accounting, restitution, equitable and/or injunctive relief and attorney’s fees and costs. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the MFS funds. Several claims of the various lawsuits have been dismissed; MFS and the other named defendants continue to defend the various lawsuits.

Disclosure of Portfolio Holdings. The MFS funds have established a policy with respect to the disclosure of fund portfolio holdings. A description of this policy is provided in the SAI. In addition, the following information is generally available to you on the MFS Web site (mfs.com) by clicking “Products and Performance,” then “Variable Insurance Portfolios,” then “VIT II,” and then on a fund name:

Information	Approximate Date of Posting to Web Site
Fund’s top 10 securities holdings as of each month’s end	14 days after month end
Fund’s full securities holdings as of each month’s end	24 days after month end

If a fund has substantial investments in both equity and debt instruments (e.g., MFS Total Return Portfolio), the fund’s top 10 equity holdings and top 10 debt holdings will be made available.

Note that the fund or MFS may suspend the posting of this information or modify the elements of this web posting policy without notice to shareholders. Once posted, the above information will remain available on the Web site until at least the date on which the fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the Web site information is current.

Portfolio Manager(s)

Information regarding the portfolio manager(s) of each fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of fund shares, and possible conflicts of interest, is available in the fund’s SAI. Each portfolio manager is primarily responsible for the day-to-day management of the fund unless otherwise specified.

Fund	Portfolio Manager	Primary Role	Since	Title and Five Year History
MFS Bond Portfolio	Richard O. Hawkins	Portfolio Manager	2005	Investment Officer of MFS; employed in the investment area of MFS since 1988.
	Robert D. Persons	Portfolio Manager	2005	Investment Officer of MFS; employed in the investment area of MFS since 2000.

MFS Capital Appreciation Portfolio	Jeffrey C. Constantino	Portfolio Manager	2007	Investment Officer of MFS; employed in the investment area of MFS since 2000.
	Stephen K. Pesek	Portfolio Manager	2007	Investment Officer of MFS; employed in the investment management area of MFS since 1994.
	Maureen H. Pettirossi	Portfolio Manager	2005	Investment Officer of MFS; employed in the investment area of MFS since 2002.

MFS Core Equity Portfolio	Katrina Mead	Portfolio Manager; General Oversight of a Team of Analysts Portfolio Manager; General Oversight of a Team of Analysts	2005	Investment Officer of MFS; employed in the investment area of MFS since 1997.
	Joseph G. MacDougall		May 2008	Investment Officer of MFS; employed in the investment area of MFS since 2000.

MFS Global Governments Portfolio	Matthew W. Ryan Erik S. Weisman	Portfolio Manager Portfolio Manager	2002 2005	Investment Officer of MFS; employed in the investment area of MFS since 1997. Investment Officer of MFS; employed in the investment area of MFS since 2002.

MFS Government Securities Portfolio	Geoffrey L. Schechter	Portfolio Manager	2006	Investment Officer of MFS; employed in the investment area of MFS since 1993.

MFS Growth Portfolio (formerly MFS Emerging Growth Portfolio)	Eric B. Fischman	Portfolio Manager	2002	Investment Officer of MFS; employed in the investment area of MFS since 2000.

MFS High Yield Portfolio	John F. Addeo David P. Cole	Portfolio Manager Portfolio Manager	2000 2006

Investment Officer of MFS; employed in the investment area of MFS since 1998.

Investment Officer of MFS; employed in the investment management area of MFS since 2004. High Yield Analyst at Franklin Templeton Investments from 1999 to 2004.

MFS Massachusetts Investors Growth Stock Portfolio	Jeffrey C. Constantino Stephen K. Pesek Maureen H. Pettirossi	Portfolio Manager Portfolio Manager Portfolio Manager	2006 1999 2005

Investment Officer of MFS; employed in the investment area of MFS since 2000.

Investment Officer of MFS; employed in the investment area of MFS since 1994.

Investment Officer of MFS; employed in the investment area of MFS since 2002.

MFS Mid Cap Growth Portfolio	Matthew Krummell Eric Weigel	Portfolio Manager Portfolio Manager	2006 2007

Investment Officer of MFS; employed in the investment area of MFS since 2001.

Investment Officer of MFS; employed in the

investment area of MFS since 2007. Founder

and Portfolio Manager for Long Point

Partners, LLC from 2005 to 2007. Chief

Investment Officer for Milestone International from 2004 to 2005. Various roles including Portfolio Manager at Pioneer Investments prior to 2004.

MFS Mid Cap Value Portfolio	Jonathan W. Sage	Portfolio Manager	2006	Investment Officer of MFS; employed in the investment area of MFS since 2000.

MFS New Discovery Portfolio	Thomas H. Wetherald	Portfolio Manager	2004	Investment Officer of MFS; employed in the investment area of MFS since 2002.

MFS Research Portfolio	Katrina Mead Joseph G. MacDougall	Portfolio Manager; General Oversight of a Team of Analysts Portfolio Manager; General Oversight of a Team of Analysts	2005 May 2008	Investment Officer of MFS; employed in the investment area of MFS since 1997. Investment Officer of MFS; employed in the investment area of MFS since 2000.

MFS Strategic Income Portfolio	John F. Addeo James J. Calmas Robert D. Persons Matthew W. Ryan Erik S. Weisman	Emerging Market Debt Securities Portfolio Manager Lead Portfolio Manager Portfolio Manager Portfolio Manager Fixed Income Analyst Portfolio Manager	2006 2005 2005 2005 2005

Investment Officer of MFS; employed in the investment area of MFS since 1998.

Investment Officer of MFS; employed in the investment management area of MFS since 1988.

Investment Officer of MFS; employed in the investment area of MFS since 2000.

Investment Officer of MFS; employed in the investment area of MFS since 1997.

Investment Officer of MFS; employed in the investment area of MFS since 2002.

MFS Strategic Value Portfolio	Gregory W. Locraft, Jr.	Portfolio Manager	2007	Investment Officer of MFS; employed in the investment area of MFS since 1998.

MFS Technology Portfolio	Telis D. Bertsekas	Portfolio Manager	2005	Investment Officer of MFS; employed in the investment management area of MFS since 2004; Technology Analyst and Portfolio Manager at American Express from 2002 until 2004.

MFS Total Return Portfolio	Nevin P. Chitkara William P. Douglas Steven R. Gorham Richard O. Hawkins Gregory W. Locraft, Jr. Michael W. Roberge Brooks A. Taylor

Large-Cap Value Equities Portfolio Manager

Mortgage-Backed Debt Securities Portfolio Manager

Large-Cap Value Equities Portfolio Manager

Debt Securities Portfolio Manager

Mid-Cap Value Equity Portfolio Manager

Debt Securities Portfolio Manager

Lead/Large-Cap Value Equities Portfolio Manager

			2006 2004 2002 2005 2007 2002 2004

Investment Officer of MFS; employed in the investment management area of MFS since 1997.

Investment Officer of MFS; employed in the investment management area of MFS since 2004; Investment Officer and Senior Mortgage Analyst at Wellington Management Co. LLP from 1994 to 2004.

Investment Officer of MFS; employed in the investment management area of MFS since 1992.

Investment Officer of MFS; employed in the investment management area of MFS since 1988.

Investment Officer of MFS; employed in the investment area of MFS since 1998.

Executive Vice President of MFS; employed in the investment management area of MFS since 1996.

Investment Officer of MFS; employed in the investment management area of MFS since 1996.

MFS Utilities Portfolio	Robert D. Persons	Debt Securities Portfolio Manager	2005	Investment Officer of MFS; employed in the investment area of MFS since 2000.
	Maura A. Shaughnessy	Equity Securities Portfolio Manager	1992	Investment Officer of MFS; employed in the investment management area of MFS since 1991.

MFS Value Portfolio	Nevin P. Chitkara	Portfolio Manager	2006	Investment Officer of MFS; employed in the investment area of MFS since 1997.
	Steven R. Gorham	Portfolio Manager	2002	Investment Officer of MFS; employed in the investment area of MFS since 1992.

Administrator

MFS provides each fund with certain financial, legal, and other administrative services under a Master Administrative Services Agreement between each fund and MFS. Under the Agreement, MFS is paid an annual fee for providing these services.

Distributor

MFS Fund Distributors, Inc. (referred to as MFD), a wholly owned subsidiary of MFS, is the distributor of shares of each fund.

Shareholder Servicing Agent

MFS Service Center, Inc. (‘‘MFSC’’), a wholly owned subsidiary of MFS, has contracted to provide dividend and distribution disbursing and transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of each fund under a Shareholder Servicing Agent Agreement. MFSC may receive a fee. In addition, MFSC is reimbursed for out-of-pocket expenses.

DESCRIPTION OF SHARE CLASSES

Each fund offers Initial Class and Service Class shares. These shares are offered to separate accounts established by insurance companies to serve as investment vehicles for variable annuity and variable life insurance contracts, to qualified pension and retirement plans, and to any other person or plan permitted to hold shares of the trust pursuant to applicable Treasury Regulations without impairing the ability of insurance companies to satisfy the diversification requirements of Section 817(h) of the Internal Revenue Code (the “Code”).

To determine which share class you are eligible to purchase, please see your Variable Contract prospectus.

Distribution and Service Fees

The fund has adopted a plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the “Distribution Plan”). Under the Distribution Plan, Service Class shares pay distribution and/or service fees to MFD to support the sale and distribution of Service Class shares as well as shareholder servicing and account maintenance activities. These distribution and/or service fees equal on an annual basis up to 0.25% of average daily net assets of the class. These fees are paid out of fund assets of the Service Class shares. Because these fees are an ongoing expense of the fund, they increase the cost of your investment over time and may cost you more than other types of sales charges.

Financial Intermediary Compensation

Insurance companies, plan sponsors, and other eligible investors to whom shares of the funds are offered (collectively, together with their affiliates, “Financial Intermediaries”) receive various forms of compensation in connection with the sale of shares of the funds and/or the servicing of accounts. Financial Intermediaries may receive such compensation (i) with respect to the Service Class shares only, in the form of ongoing asset-based compensation paid by MFD based on Distribution plan distribution and service payments received by MFD from the fund (as described under “Description of Share Classes-Distribution and Service Fees”), and (ii) with respect to each class of shares, in the form of payments paid by MFD and/or one or more of its affiliates (for purposes of this section only, collectively, “MFD”) from MFD’s own additional resources.

The types of payments described above are not exclusive and such payments can be significant to the Financial Intermediary. In addition, the compensation that Financial Intermediaries receive may vary by class of shares sold and among Financial Intermediaries. Depending upon the arrangements in place at any particular time, Financial Intermediaries may have a financial incentive to recommend a particular fund or share class.

In addition, Financial Intermediaries may receive payments from MFD from MFD’s own additional resources as incentives to market the MFS funds, to cooperate with MFD’s promotional efforts and/or in recognition of their marketing, administrative services and/or processing support. This compensation from MFD is not reflected in the fees and expenses listed in the fee table section of the fund’s prospectus. MFD compensates Financial Intermediaries based on criteria established by MFD from time to time that consider, among other factors, the level and/or type of marketing and administrative support provided by the

Financial Intermediary, the level of assets attributable to and/or sales by the Financial Intermediary, and the quality of the overall relationship with the Financial Intermediary.

You can find further details in the SAI about the payments made by MFD and the services provided by Financial Intermediaries. Financial Intermediaries may charge you additional fees and/or commissions other than those disclosed in this prospectus. You can ask your Financial Intermediary for information about any payments it receives from MFD and any services it provides, as well as about any fees and/or commissions it charges. Financial Intermediaries that market the funds may also act as, or be affiliated with, a broker/dealer in connection with a fund’s purchase or sale of portfolio securities. However, the funds and MFS do not consider Financial Intermediaries’ purchases of shares of the fund as a factor when choosing brokers/dealers to effect portfolio transactions for the fund.

HOW TO PURCHASE, REDEEM, AND EXCHANGE SHARES

All purchases, redemptions, and exchanges of shares are made through insurance company separate accounts, qualified retirement and pension plans, and other eligible investors that are the record owner of the shares. Contract holders, plan beneficiaries, and other investors seeking to purchase, redeem, or exchange interests in the fund’s shares should consult with the insurance company, plan sponsor or other eligible investor through which their investment in the fund is made.

Insurance companies, plan sponsors, and other eligible investors are the designees of the trust for receipt of purchase, exchange, and redemption orders from contract holders and plan beneficiaries. An order submitted to the fund’s designee by the valuation time will receive the net asset value next calculated, provided that the trust receives notice of the order generally by 11:00 a.m., Eastern time, on the next day on which the New York Stock Exchange is open for trading.

The fund may reject for any reason any purchase orders.

How to Exchange Shares

An exchange involves the redemption of shares of one fund and the purchase of shares of another fund. You can exchange shares of your fund for shares of the same class of another fund at net asset value if shares of that fund are available for purchase by the insurance company separate account, plan, or other eligible investor through which your investment in the fund is made. See the prospectus or other materials for the investment vehicle through which your investment in the fund is made for a further discussion of the exchange privilege. You should read the prospectus of the fund into which you are exchanging and consider the differences in objectives, policies, and risks before making any exchange.

Other Considerations

Frequent Trading

•

Right To Reject Or Restrict Purchase and Exchange Orders. The Board of Trustees of the MFS funds has adopted the purchase and exchange limitation policies described below, which it believes are reasonably designed to discourage frequent fund share transactions. MFSC seeks to monitor and enforce these policies, subject to oversight by the Board of Trustees, pursuant to procedures approved by the Board of Trustees. The MFS funds may alter their policies at any time without notice to shareholders.

•

Purchase And Exchange Limitation Policies. The MFS funds reserve the right to restrict or reject, without any prior notice, any purchase or exchange order, including transactions believed to represent frequent trading activity. For example, MFSC may in its discretion restrict or reject a purchase or exchange order even if the transaction is not subject to specific exchange or other limitations described in this prospectus if MFSC determines that accepting the order could interfere with the efficient management of a fund’s portfolio, increase costs to the fund, dilute the value of an investment in the fund to long-term shareholders, or otherwise not be in the fund’s best interests. In the event that MFSC rejects an exchange request, neither the redemption nor the purchase side of the exchange will be processed. Each MFS fund reserves the right to delay for one business day the processing of exchange requests in the event that, in MFSC’s judgment, such delay would be in that fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the funds’ net asset values at the conclusion of the delay period.

The MFS funds may rely upon the insurance company, plan or eligible investor’s policy to restrict frequent trading and its monitoring of such policy in lieu of the MFS fund’s policy if MFSC believes that such policy is reasonably designed to identify and curtail trading activity that is not in the best interests of the fund. The insurance company, plan, or other eligible investor through which your investment in a fund is made may impose transfer limitations and other limitations designed to curtail frequent trading which may be more or less restrictive than the MFS fund’s policy. In addition, the terms of a particular insurance company, plan, or other eligible investment vehicle may also limit the ability of the insurance company, plan, or other eligible investor to address frequent trading. Please refer to your insurance company contract, plan, or other material for the investment vehicle through which your investment in a fund is made for details.

•

Limitations On The Ability To Detect And Curtail Frequent Trading Practices. Shareholders seeking to engage in frequent trading practices may deploy a variety of strategies to avoid detection, and, despite the efforts of MFSC to prevent frequent trading, there is no assurance that MFSC will be able to identify such shareholders or curtail their trading practices. The ability of MFSC to detect and curtail frequent trading practices may also be limited by operational systems and technological limitations.

The MFS funds receive purchase, exchange, and redemption orders through insurance company and retirement plans which maintain omnibus accounts with the funds. Omnibus account arrangements are common forms of holding shares of a fund, particularly among certain insurance companies offering variable insurance products and retirement plans. MFSC is generally not able to identify frequent trading by a particular underlying shareholder within an omnibus account, which makes it difficult or impossible to determine if a particular underlying shareholder is engaged in frequent trading. However, MFSC reviews trading activity at the omnibus level to detect suspicious trading activity. If MFSC detects suspicious trading activity at the omnibus level it will contact the financial intermediary to request underlying shareholder level activity to determine whether there is underlying shareholder level frequent trading. In certain instances, a financial intermediary may be unwilling or unable to provide MFSC with information about underlying shareholder level activity.

If frequent trading is identified, MFSC will take appropriate action. MFSC’s ability to monitor and deter frequent trading in omnibus accounts at the underlying shareholder level is dependent upon the capability and cooperation of the financial intermediary. Accordingly, depending upon the composition of a fund’s shareholder accounts and the level of cooperation provided by the financial intermediary, and in light of efforts made by certain shareholders to evade these policies, MFSC may not be in a position to monitor and deter frequent trading with respect to a significant percentage of a fund’s shareholders.

•

Frequent Trading Risks. To the extent that the MFS funds or their agents are unable to curtail excessive trading practices in a fund, these practices may interfere with the efficient management of the fund’s portfolio, may result in increased transaction and administrative costs, and may adversely impact the fund’s performance.

In addition, to the extent that a fund invests in foreign securities, the interests of long-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to exploit changes in the value of the fund’s investments that result from events occurring after the close of the foreign markets on which the investments trade, but prior to the time the fund determines its net asset value. The fund’s use of fair valuation can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that the fund’s fair valuation policies and procedures will prevent dilution of the fund’s net asset value by short-term traders.

To the extent that a fund invests in securities that trade infrequently or are difficult to value, such as the securities of smaller companies, high yield debt instruments, and floating rate loans, the interests of long-term shareholders may be diluted as a result of price arbitrage, a short-term trading strategy that seeks to exploit perceived pricing inefficiencies in the fund’s investments. Such short-term trading strategies may interfere with efficient management of the fund’s portfolio to a greater degree than funds that invest in more frequently traded or liquid securities, in part because the fund may have difficulty selling these portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of fund shares held by other shareholders.

Reservation of Other Rights. In addition to the rights expressly stated elsewhere in this prospectus, MFSC reserves the right to: 1) alter, add, or discontinue any conditions of purchase, service, or privilege at any time without notice; and 2) freeze any account or suspend account services when MFSC has received reasonable notice (written or otherwise) of a dispute between registered or beneficial account owners or when MFSC believes a fraudulent transaction may occur or has occurred.

Anti-Money Laundering Restrictions. Federal law requires each fund to implement policies and procedures reasonably designed to prevent, detect and report money laundering and other illegal activity. The fund, consistent with applicable federal law, may redeem your shares and close your account; suspend, restrict or cancel purchase and redemption orders; process redemption requests and withhold your proceeds; and take other action if it is unable to verify your identity within a reasonable time or conduct required due diligence on your account or as otherwise permitted by its anti-money laundering policies and procedures.

Potential Conflicts. Shares of each fund are offered to the separate accounts of insurance companies that may be affiliated or unaffiliated with MFS and each other (“shared funding”) and may serve as the underlying investments for both variable annuity and variable life insurance contracts (“mixed funding”). Due to differences in tax treatment or other considerations, the interests of various contract owners might at some time be in conflict. The trust currently does not foresee any such conflict. Nevertheless, the Board of Trustees which oversees the funds intends to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response. If such a conflict were to occur, one or more separate accounts of the insurance companies might be required to withdraw its investments in a fund. This might force a fund to sell securities at disadvantageous prices.

OTHER INFORMATION

Valuation

The price of each class of each fund’s shares is based on its net asset value. The net asset value of each class of shares is determined each day the New York Stock Exchange (the Exchange) is open for trading as of the close of regular trading on the Exchange (generally 4:00 p.m. Eastern time). However, net asset value may be calculated earlier in emergency situations or as otherwise permitted by the SEC. Net asset value per share is computed by dividing the net assets allocated to each share class by the number of shares outstanding for that class. On days when the Exchange is closed (such as week-ends and holidays), net asset value is not calculated, and each fund does not transact purchase and redemption orders. To the extent a fund's assets are traded in other markets on days when each fund does not price its shares, the value of the fund's assets may change when you will not be able to purchase or redeem shares.

To determine net asset value for each fund except for the MFS Money Market Portfolio, the fund’s investments for which reliable market quotations are readily available are valued at market value. Certain short term debt instruments are valued at amortized cost. To determine net asset value for the MFS Money Market Portfolio, the fund’s investments are generally valued at amortized cost.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of each fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees.

Under each fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. These valuations can be based on both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as a foreign exchange or market) and prior to the determination of a fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of a fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, a fund’s foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating a fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund’s net asset value may differ from quoted or published prices for the same investments.

Distributions

Each fund except the MFS Money Market Portfolio intends to declare and pay a dividend to shareholders at least annually.

The MFS Money Market Portfolio intends to declare a dividend daily and to pay these dividends to shareholders at least monthly.

Any capital gains are distributed at least annually.

Distribution Options

Dividends and capital gain distributions will automatically be reinvested in additional shares of the fund.

Tax Considerations

The following discussion is very general. You are urged to consult your tax adviser regarding the effect that an investment in the funds may have on your particular tax situation, including possible foreign, state, and local taxes.

The fund is treated as a separate corporation for federal income tax purposes. As long as a fund qualifies for treatment as a regulated investment company (which each fund has done in the past and intends to do in the future), it pays no federal income tax on the net earnings and net realized gains it distributes to shareholders. In addition, each fund intends to continue to diversify its assets to satisfy the federal tax diversification rules applicable to separate accounts that fund variable insurance and annuity contracts.

Shares of each fund are offered to insurance company separate accounts, qualified retirement plans and pension plans, and other eligible investors. You should consult with the insurance company that issued your contract, plan sponsor, or other eligible investor through which your investment in the funds is made to understand the tax treatment of your investment.

FINANCIAL HIGHLIGHTS

The financial highlights are intended to help you understand a fund’s financial performance for the past five years (or, if shorter, the period of the fund’s operation). Certain information reflects financial results for a single fund share. The total returns in the financial highlights represent the rate by which an investor would have earned (or lost) on an investment in a fund (assuming reinvestment of all distributions) held for the entire period. This information has been audited by each fund’s independent registered public accounting firm, whose report, together with each fund’s financial statements, are included in the fund’s Annual Report to shareholders. The fund’s Annual Report is available upon request by contacting MFS Service Center, Inc. (please see back cover for address and telephone number). The financial statements contained in the Annual Report are incorporated by reference into the SAI. The fund’s independent registered public accounting firm is Deloitte and Touche LLP.

MFS Bond Portfolio

	Years Ended 12/31
	2007	2006	2005	2004	2003
Initial Class Shares
Net asset value, beginning of period	$11.19	$11.40	$12.15	$12.39	$11.85

Income (loss) from investment operations
Net investment income (d)	$0.60	$0.59	$0.59	$0.61	$0.62
Net realized and unrealized gain (loss) on investments and foreign currency	(0.21)	(0.04)	(0.39)	0.09	0.51

Total from investment operations	$0.39	$0.55	$0.20	$0.70	$1.13

Less distributions declared to shareholders
From net investment income	$(0.69)	$(0.69)	$(0.74)	$(0.76)	$(0.59)
From net realized gain on investments	—	(0.07)	(0.21)	(0.18)	—

Total distributions declared to shareholders	$(0.69)	$(0.76)	$(0.95)	$(0.94)	$(0.59)

Net asset value, end of period	$10.89	$11.19	$11.40	$12.15	$12.39

Total return (%) (k)(s)	3.53	5.20	1.75	6.25	9.72

Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	0.71	0.71	0.72	0.69	0.69
Net investment income	5.50	5.32	5.05	5.04	5.10
Portfolio turnover	42	47	52	50	96
Net assets at end of period (000 omitted)	$105,554	$120,991	$143,680	$164,227	$199,735

	Years Ended 12/31
	2007	2006	2005	2004	2003
Service Class Shares
Net asset value, beginning of period	$11.11	$11.33	$12.07	$12.33	$11.81

Net investment income (d)	$0.57	$0.56	$0.56	$0.58	$0.57
Net realized and unrealized gain (loss) on investments and foreign currency	(0.21)	(0.05)	(0.38)	0.08	0.53

Total from investment operations	$0.36	$0.51	$0.18	$0.66	$1.10

Less distributions declared to shareholders
From net investment income	$(0.66)	$(0.66)	$(0.71)	$(0.74)	$(0.58)
From net realized gain on investments	—	(0.07)	(0.21)	(0.18)	—

Total distributions declared to shareholders	$(0.66)	$(0.73)	$(0.92)	$(0.92)	$(0.58)

Net asset value, end of period	$10.81	$11.11	$11.33	$12.07	$12.33

Total return (%) (k)(s)	3.28	4.87	1.59	5.91	9.43

Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	0.96	0.96	0.97	0.94	0.94
Net investment income	5.25	5.07	4.81	4.80	4.77
Portfolio turnover	42	47	52	50	96
Net assets at end of period (000 omitted)	$77,588	$76,471	$75,776	$73,572	$66,091

d)	Per share data are based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

MFS Capital Appreciation Portfolio

	Years Ended 12/31
	2007	2006	2005	2004		2003
Initial Class Shares
Net asset value, beginning of period	$20.50	$19.31	$19.25	$17.35		$13.48

Income (loss) from investment operations
Net investment income (d)	$0.08	$0.03	$0.03	$0.11		$0.01
Net realized and unrealized gain (loss) on investments and foreign currency	2.20	1.20	0.14	1.80		3.86

Total from investment operations	$2.28	$1.23	$0.17	$1.91		$3.87

Less distributions declared to shareholders
From net investment income	$(0.04)	$(0.04)	$(0.11)	$(0.01)		$—

Net asset value, end of period	$22.74	$20.50	$19.31	$19.25		$17.35

Total return (%) (k)(s)	11.14	6.37	0.92	11.02	(b)	28.71	(j)

Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	0.83	0.79	0.85	0.82		0.82
Net investment income	0.36	0.18	0.18	0.62		0.07
Portfolio turnover	61	60	153	64		100
Net assets at end of period (000 omitted)	$456,006	$528,522	$649,588	$672,246		$722,980

	Years Ended 12/31
	2007	2006	2005	2004		2003
Service Class Shares
Net asset value, beginning of period	$20.32	$19.16	$19.11	$17.25		$13.44
Net investment income (loss) (d)	$0.02	$(0.01)	$(0.01)	$0.07		$(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency	2.20	1.17	0.13	1.79		3.84

Total from investment operations	$2.22	$1.16	$0.12	$1.86		$3.81

Less distributions declared to shareholders
From net investment income	$—	$—	$(0.07)	$—		$—

Net asset value, end of period	$22.54	$20.32	$19.16	$19.11		$17.25

Total return (%) (k)(s)	10.93	6.05	0.63	10.78	(b)	28.35	(j)

Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	1.08	1.04	1.10	1.07		1.07
Net investment income (loss)	0.11	(0.07)	(0.07)	0.40		(0.18)
Portfolio turnover	61	60	153	64		100
Net assets at end of period (000 omitted)	$27,554	$30,540	$35,371	$35,997		$32,177

(b)	The fund’s net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual resulted in an increase in the net asset value of $0.02 per share based on shares outstanding on the day the proceeds were recorded. Excluding the effect of this accrual from the ending net asset value per share, the Initial and Service Class total returns for the year ended December 31, 2004 would have been lower by approximately 0.11%.

(d)	Per share data are based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(j)	The fund’s net asset value and total return calculation include proceeds received on March 26, 2003 for the partial payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.28 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per share, the Initial Class and Service Class total returns for the year ended December 31, 2003 would have been lower by approximately 2.08% and 2.09%, respectively.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

MFS Core Equity Portfolio

	Years Ended 12/31
	2007	2006	2005	2004	2003
Initial Class Shares
Net asset value, beginning of period	$17.13	$15.15	$14.32	$12.58	$9.92

Income (loss) from investment operations
Net investment income (d)	$0.11	$0.08	$0.09	$0.09	$0.08
Net realized and unrealized gain (loss) on investments and foreign currency	1.41	1.99	0.84	1.74	2.67

Total from investment operations	$1.52	$2.07	$0.93	$1.83	$2.75

Less distributions declared to shareholders
From net investment income	$(0.09)	$(0.09)	$(0.10)	$(0.09)	$(0.09)
From net realized gain on investments	(2.04)	—	—	—	—

Total distributions declared to shareholders	$(2.13)	$(0.09)	$(0.10)	$(0.09)	$(0.09)

Net asset value, end of period	$16.52	$17.13	$15.15	$14.32	$12.58

Total return (%) (k)(r)(s)	8.71	13.74	6.56	14.63 (b)	27.86

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.86	0.91	0.90	0.88	0.90
Expenses after expense reductions (f)	N/A	0.91	N/A	N/A	N/A
Net investment income	0.65	0.53	0.64	0.70	0.78
Portfolio turnover	156	122	92	97	147
Net assets at end of period (000 omitted)	$212,063	$80,024	$80,710	$83,219	$80,059

	Years Ended 12/31
	2007	2006	2005	2004	2003
Service Class Shares
Net asset value, beginning of period	$17.05	$15.09	$14.25	$12.53	$9.89

Net investment income (d)	$0.07	$0.04	$0.06	$0.06	$0.06
Net realized and unrealized gain (loss) on investments and foreign currency	1.39	1.98	0.84	1.72	2.65

Total from investment operations	$1.46	$2.02	$0.90	$1.78	$2.71

Less distributions declared to shareholders
From net investment income	$(0.05)	$(0.06)	$(0.06)	$(0.06)	$(0.07)
From net realized gain on investments	(2.04)	—	—	—	—

Total distributions declared to shareholders	$(2.09)	$(0.06)	$(0.06)	$(0.06)	$(0.07)

Net asset value, end of period	$16.42	$17.05	$15.09	$14.25	$12.53

Total return (%) (k)(r)(s)	8.40	13.44	6.39	14.29 (b)	27.49

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.11	1.16	1.15	1.13	1.15
Expenses after expense reductions (f)	N/A	1.16	N/A	N/A	N/A
Net investment income	0.41	0.29	0.39	0.45	0.53
Portfolio turnover	156	122	92	97	147
Net assets at end of period (000 omitted)	$34,932	$12,675	$9,990	$9,916	$8,920

(b)	The fund’s net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.

(d)	Per share data are based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

MFS Global Governments Portfolio

	Years Ended 12/31
	2007	2006	2005	2004	2003
Initial Class Shares
Net asset value, beginning of period	$10.70	$10.29	$12.40	$12.92	$11.75

Income (loss) from investment operations
Net investment income (d)	$0.36	$0.34	$0.29	$0.30	$0.34
Net realized and unrealized gain (loss) on investments and foreign currency	0.58	0.17	(1.10)	0.76	1.45

Total from investment operations	$0.94	$0.51	$(0.81)	$1.06	$1.79

Less distributions declared to shareholders
From net investment income	$(0.21)	$—	$(1.23)	$(1.58)	$(0.62)
From net realized gain on investments	—	(0.10)	(0.07)	—	—

Total distributions declared to shareholders	$(0.21)	$(0.10)	$(1.30)	$(1.58)	$(0.62)

Net asset value, end of period	$11.43	$10.70	$10.29	$12.40	$12.92

Total return (%) (k)(r)(s)	8.99	4.97	(7.20)	10.06	15.60

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.08	1.13	1.03	0.98	0.95
Expenses after expense reductions (f)	1.00	1.00	1.00	N/A	N/A
Net investment income	3.33	3.21	2.64	2.48	2.75
Portfolio turnover	134	122	137	124	143
Net assets at end of period (000 omitted)	$36,559	$39,637	$48,203	$62,107	$67,472

	Years Ended 12/31
	2007	2006	2005	2004	2003
Service Class Shares
Net asset value, beginning of period	$10.60	$10.22	$12.33	$12.85	$11.71

Income (loss) from investment operations
Net investment income (d)	$0.33	$0.31	$0.27	$0.27	$0.30
Net realized and unrealized gain (loss) on investments and foreign currency	0.58	0.17	(1.11)	0.75	1.45

Total from investment operations	$0.91	$0.48	$(0.84)	$1.02	$1.75

Less distributions declared to shareholders
From net investment income	$(0.19)	$—	$(1.20)	$(1.54)	$(0.61)
From net realized gain on investments	—	(0.10)	(0.07)	—	—

Total distributions declared to shareholders	$(0.19)	$(0.10)	$(1.27)	$(1.54)	$(0.61)

Net asset value, end of period	$11.32	$10.60	$10.22	$12.33	$12.85

Total return (%) (k)(r)(s)	8.67	4.70	(7.49)	9.80	15.30

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.33	1.38	1.28	1.23	1.20
Expenses after expense reductions (f)	1.25	1.25	1.25	N/A	N/A
Net investment income	3.08	2.96	2.39	2.23	2.50
Portfolio turnover	134	122	137	124	143
Net assets at end of period (000 omitted)	$4,063	$3,793	$4,238	$4,832	$5,355

(d)	Per share data are based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

MFS Government Securities Portfolio

	Years Ended 12/31
	2007	2006	2005	2004	2003
Initial Class Shares
Net asset value, beginning of period	$12.65	$12.84	$13.16	$13.44	$13.85

Income (loss) from investment operations
Net investment income (d)	$0.56	$0.56	$0.56	$0.54	$0.44
Net realized and unrealized gain (loss) on investments and foreign currency	0.31	(0.12)	(0.26)	(0.07)	(0.14)

Total from investment operations	$0.87	$0.44	$0.30	$0.47	$0.30

Less distributions declared to shareholders
From net investment income	$(0.63)	$(0.63)	$(0.62)	$(0.75)	$(0.59)
From net realized gain on investments	—	—	—	—	(0.12)

Total distributions declared to shareholders	$(0.63)	$(0.63)	$(0.62)	$(0.75)	$(0.71)

Net asset value, end of period	$12.89	$12.65	$12.84	$13.16	$13.44

Total return (%) (k)(s)	7.18	3.68	2.30	3.76	2.15

Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	0.63	0.63	0.63	0.62	0.62
Net investment income	4.48	4.47	4.32	4.12	3.22
Portfolio turnover	39	29	75	85	144
Net assets at end of period (000 omitted)	$299,871	$351,906	$425,740	$493,616	$629,265

	Years Ended 12/31
	2007	2006	2005	2004	2003
Service Class Shares
Net asset value, beginning of period	$12.58	$12.77	$13.10	$13.38	$13.81

Income (loss) from investment operations
Net investment income (d)	$0.53	$0.53	$0.53	$0.51	$0.36
Net realized and unrealized gain (loss) on investments and foreign currency	0.31	(0.12)	(0.27)	(0.07)	(0.10)

Total from investment operations	$0.84	$0.41	$0.26	$0.44	$0.26

Less distributions declared to shareholders
From net investment income	$(0.61)	$(0.60)	$(0.59)	$(0.72)	$(0.57)
From net realized gain on investments	—	—	—	—	(0.12)

Total distributions declared to shareholders	$(0.61)	$(0.60)	$(0.59)	$(0.72)	$(0.69)

Net asset value, end of period	$12.81	$12.58	$12.77	$13.10	$13.38

Total return (%) (k)(s)	6.91	3.47	2.01	3.55	1.87

Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	0.88	0.88	0.88	0.87	0.87
Net investment income	4.23	4.22	4.10	3.90	2.64
Portfolio turnover	39	29	75	85	144
Net assets at end of period (000 omitted)	$320,695	$309,162	$241,128	$204,488	$172,578

(d)	Per share data are based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

MFS Growth Portfolio (formerly, Emerging Growth Series)

	Years Ended 12/31
	2007	2006	2005	2004	2003
Initial Class Shares
Net asset value, beginning of period	$18.45	$17.08	$15.65	$13.82	$10.51

Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$(0.02)	$(0.04)	$(0.02)	$(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency	3.88	1.39	1.47	1.85	3.33

Total from investment operations	$3.92	$1.37	$1.43	$1.83	$3.31

Net asset value, end of period	$22.37	$18.45	$17.08	$15.65	$13.82

Total return (%) (k)(s)	21.25	8.02	9.14	13.24 (b)	31.49 (j)

Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	0.84	0.83	0.84	0.80	0.81
Net investment income (loss)	0.19	(0.14)	(0.26)	(0.13)	(0.17)
Portfolio turnover	76	123	88	94	100
Net assets at end of period (000 omitted)	$264,089	$291,965	$350,083	$414,811	$450,707

	Years Ended 12/31
	2007	2006	2005	2004	2003
Service Class Shares
Net asset value, beginning of period	$18.19	$16.89	$15.51	$13.73	$10.47

Income (loss) from investment operations
Net investment loss (d)	$(0.01)	$(0.07)	$(0.08)	$(0.05)	$(0.05)
Net realized and unrealized gain (loss) on investments and foreign currency	3.83	1.37	1.46	1.83	3.31

Total from investment operations	$3.82	$1.30	$1.38	$1.78	$3.26

Net asset value, end of period	$22.01	$18.19	$16.89	$15.51	$13.73

Total return (%) (k)(s)	21.00	7.70	8.90	12.96 (b)	31.14 (j)

Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	1.09	1.08	1.09	1.06	1.06
Net investment loss	(0.06)	(0.38)	(0.51)	(0.36)	(0.42)
Portfolio turnover	76	123	88	94	100
Net assets at end of period (000 omitted)	$23,773	$21,538	$21,597	$22,139	$18,147

(b)	The fund’s net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the proceeds were recorded.

(d)	Per share data are based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(j)	The fund’s net asset value and total return calculation include proceeds received on March 26, 2003 for the partial payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.16 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per share, the Initial Class and Service Class total returns for the year ended December 31, 2003 would have been lower by approximately 1.48% and 1.50% respectively.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

MFS High Yield Portfolio

	Years Ended 12/31
	2007	2006	2005	2004	2003
Initial Class Shares
Net asset value, beginning of period	$6.93	$6.83	$7.32	$7.27	$6.56

Income (loss) from investment operations
Net investment income (d)	$0.49	$0.48	$0.49	$0.52	$0.54
Net realized and unrealized gain (loss) on investments	(0.34)	0.19	(0.36)	0.11	0.80

Total from investment operations	$0.15	$0.67	$0.13	$0.63	$1.34

Less distributions declared to shareholders
From net investment income	$(0.52)	$(0.57)	$(0.62)	$(0.58)	$(0.63)

Net asset value, end of period	$6.56	$6.93	$6.83	$7.32	$7.27

Total return (%) (k)(r)(s)	1.93	10.39	2.19	9.54	21.44

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.84	0.85	0.86	0.83	0.83
Expenses after expense reductions (f)	0.79	0.83	N/A	N/A	N/A
Net investment income	7.25	7.14	7.06	7.27	7.89
Portfolio turnover	69	92	53	68	92
Net assets at end of period (000 omitted)	$175,408	$224,412	$255,999	$319,653	$360,207

	Years Ended 12/31
	2007	2006	2005	2004	2003
Service Class Shares
Net asset value, beginning of period	$6.88	$6.79	$7.28	$7.23	$6.53

Net investment income (d)	$0.47	$0.46	$0.47	$0.49	$0.51
Net realized and unrealized gain (loss) on investments	(0.35)	0.19	(0.36)	0.12	0.81

Total from investment operations	$0.12	$0.65	$0.11	$0.61	$1.32

Less distributions declared to shareholders
From net investment income	$(0.50)	$(0.56)	$(0.60)	$(0.56)	$(0.62)

Net asset value, end of period	$6.50	$6.88	$6.79	$7.28	$7.23

Total return (%) (k)(r)(s)	1.56	10.04	1.93	9.37	21.21

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.09	1.10	1.11	1.08	1.08
Expenses after expense reductions (f)	1.04	1.08	N/A	N/A	N/A
Net investment income	7.01	6.89	6.81	6.99	7.59
Portfolio turnover	69	92	53	68	92
Net assets at end of period (000 omitted)	$149,162	$131,839	$111,348	$109,914	$98,931

(d)	Per share data are based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

MFS Massachusetts Investors Growth Stock Portfolio

	Years Ended 12/31
	2007	2006	2005	2004		2003
Initial Class Shares
Net asset value, beginning of period	$10.52	$9.78	$9.42	$8.60		$6.97

Income (loss) from investment operations
Net investment income (d)	$0.05	$0.03	$0.01	$0.04		$0.01
Net realized and unrealized gain (loss) on investments and foreign currency	1.16	0.72	0.40	0.79		1.62

Total from investment operations	$1.21	$0.75	$0.41	$0.83		$1.63

Less distributions declared to shareholders
From net investment income	$(0.04)	$(0.01)	$(0.05)	$(0.01)		$—

Net asset value, end of period	$11.69	$10.52	$9.78	$9.42		$8.60

Total return (%) (k)(r)(s)	11.53	7.67	4.37	9.61	(b)	23.39

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.84	0.82	0.85	0.83		0.83
Expenses after expense reductions (f)	0.83	N/A	N/A	N/A		N/A
Net investment income	0.48	0.34	0.12	0.47		0.09
Portfolio turnover	62	72	136	139		265
Net assets at end of period (000 omitted)	$309,208	$336,383	$395,782	$468,181		$504,123

	Years Ended 12/31
	2007	2006	2005	2004		2003
Service Class Shares
Net asset value, beginning of period	$10.43	$9.71	$9.35	$8.55		$6.96

Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.01	$(0.01)	$0.02		$(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency	1.15	0.71	0.40	0.78		1.60

Total from investment operations	$1.17	$0.72	$0.39	$0.80		$1.59

Less distributions declared to shareholders
From net investment income	$(0.01)	$—	$(0.03)	$—		$—

Net asset value, end of period	$11.59	$10.43	$9.71	$9.35		$8.55

Total return (%) (k)(r)(s)	11.26	7.42	4.15	9.36	(b)	22.84

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.09	1.07	1.10	1.08		1.08
Expenses after expense reductions (f)	1.08	N/A	N/A	N/A		N/A
Net investment income (loss)	0.19	0.09	(0.13)	0.25		(0.16)
Portfolio turnover	62	72	136	139		265
Net assets at end of period (000 omitted)	$119,324	$88,696	$89,314	$87,243		$73,697

(b)	The fund’s net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the proceeds were recorded. Excluding the effect of this accrual from the ending net asset value per share, the Initial Class and Service Class total returns for the year ended December 31, 2004 would have been lower by 0.13%.

(d)	Per share data are based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

MFS Mid Cap Growth Portfolio

	Years Ended 12/31
	2007	2006	2005	2004	2003
Initial Class Shares
Net asset value, beginning of period	$6.12	$5.98	$5.80	$5.06	$3.67

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)	$0.01	$(0.02)	$(0.03)	$(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency	0.61	0.13	0.20	0.77	1.41

Total from investment operations	$0.60	$0.14	$0.18	$0.74	$1.39

Less distributions declared to shareholders
From net investment income	$ (0.00) (w)	$—	$—	$—	$—

Net asset value, end of period	$6.72	$6.12	$5.98	$5.80	$5.06

Total return (%) (k)(r)(s)	9.84	2.34	3.10	14.62	37.87

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.88	0.93	0.89	0.85	0.90
Expenses after expense reductions (f)	0.88	0.91	N/A	N/A	N/A
Net investment income (loss)	(0.12)	0.11	(0.40)	(0.56)	(0.46)
Portfolio turnover	80	139	81	84	90
Net assets at end of period (000 omitted)	$44,944	$53,504	$68,637	$83,899	$76,159

	Years Ended 12/31
	2007	2006	2005	2004	2003
Service Class Shares
Net asset value, beginning of period	$6.05	$5.92	$5.76	$5.04	$3.67

Income (loss) from investment operations
Net investment loss (d)	$(0.02)	$(0.01)	$(0.04)	$(0.04)	$(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency	0.60	0.14	0.20	0.76	1.40

Total from investment operations	$0.58	$0.13	$0.16	$0.72	$1.37

Net asset value, end of period	$6.63	$6.05	$5.92	$5.76	$5.04

Total return (%) (k)(r)(s)	9.59	2.20	2.78	14.29	37.33

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.13	1.18	1.15	1.10	1.15
Expenses after expense reductions (f)	1.13	1.16	N/A	N/A	N/A
Net investment loss	(0.37)	(0.11)	(0.65)	(0.81)	(0.72)
Portfolio turnover	80	139	81	84	90
Net assets at end of period (000 omitted)	$32,919	$36,645	$41,713	$45,443	$37,081

d)	Per share data are based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

(w)	Per share amount was less than $0.01.

MFS Mid Cap Value Portfolio

	Years Ended 12/31
	2007	2006	2005	2004		2003
Initial Class Shares
Net asset value, beginning of period	$11.54	$11.73	$12.46	$10.46		$7.92

Income (loss) from investment operations
Net investment income (d)	$0.12	$0.09	$0.04	$0.01		$0.02
Net realized and unrealized gain (loss) on investments and foreign currency	0.14	1.16	0.70	2.25		2.53

Total from investment operations	$0.26	$1.25	$0.74	$2.26		$2.55

Less distributions declared to shareholders
From net investment income	$(0.09)	$—	$—	$(0.01)		$(0.01)
From net realized gain on investments	(0.46)	(1.44)	(1.47)	(0.25)		—

Total distributions declared to shareholders	$(0.55)	$(1.44)	$(1.47)	$(0.26)		$(0.01)

Net asset value, end of period	$11.25	$11.54	$11.73	$12.46		$10.46

Total return (%) (k)(r)(s)	1.84	11.30	7.63	22.10		32.24

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.13	1.10	1.11	1.10		1.81
Expenses after expense reductions (f)	1.00	1.00	1.00	1.00		0.99
Net investment income	0.98	0.81	0.31	0.10		0.26
Portfolio turnover	63	110	142	147		109
Net assets at end of period (000 omitted)	$35	$34	$31	$29		$24

	Years Ended 12/31
	2007	2006	2005	2004		2003
Service Class Shares
Net asset value, beginning of period	$11.43	$11.66	$12.42	$10.44		$7.93

Income (loss) from investment operations
Net investment income (loss) (d)	$0.09	$0.06	$0.01	$(0.02)		$0.00 (w)
Net realized and unrealized gain (loss) on investments and foreign currency	0.14	1.15	0.70	2.25		2.52

Total from investment operations	$0.23	$1.21	$0.71	$2.23		$2.52

Less distributions declared to shareholders
From net investment income	$(0.06)	$—	$—	$(0.00	)(w)	$(0.01)
From net realized gain on investments	(0.46)	(1.44)	(1.47)	(0.25)		–

Total distributions declared to shareholders	$(0.52)	$(1.44)	$(1.47)	$(0.25)		$(0.01)

Net asset value, end of period	$11.14	$11.43	$11.66	$12.42		$10.44

Total return (%) (k)(r)(s)	1.61	11.01	7.40	21.75		31.90

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.37	1.34	1.36	1.35		2.07
Expenses after expense reductions (f)	1.25	1.25	1.25	1.25		1.25
Net investment income (loss)	0.77	0.55	0.06	(0.15)		0.04
Portfolio turnover	63	110	142	147		109
Net assets at end of period (000 omitted)	$22,375	$24,951	$25,993	$24,479		$15,954

(d)	Per share data are based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(w)	Per share amount was less than $0.01.

MFS Money Market Portfolio

	Years Ended 12/31
	2007		2006		2005		2004	2003
Initial Class Shares
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00

Income (loss) from investment operations
Net investment income (d)	$0.05		$0.05		$0.03		$0.01	$0.01
Net realized and unrealized gain (loss) on investments	(0.00	)(w)	(0.00	)(w)	(0.00	)(w)	—	—

Total from investment operations	$0.05		$0.04		$0.03		$0.01	$0.01

Less distributions declared to shareholders
From net investment income	$(0.05)		$(0.04)		$(0.03)		$(0.01)	$(0.01)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00

Total return (%) (k)(r)	4.84		4.59		2.72		0.83	0.63

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.55		0.59		0.60		0.58	0.57
Expenses after expense reductions (f)	N/A		N/A		0.60		N/A	N/A
Net investment income	4.73		4.52		2.65		0.79	0.64
Net assets at end of period (000 omitted)	$320,807		$283,055		$241,684		$282,595	$426,154

	Years Ended 12/31
	2007		2006		2005		2004	2003
Service Class Shares
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00

Income (loss) from investment operations
Net investment income (d)	$0.04		$0.04		$0.02		$0.01	$0.00	(w)
Net realized and unrealized gain (loss) on investments	(0.00	)(w)	(0.00	)(w)	(0.00	)(w)	—	—

Total from investment operations	$0.04		$0.04		$0.02		$0.01	$0.00	(w)

Less distributions declared to shareholders
From net investment income	$(0.04)		$(0.04)		$(0.02)		$(0.01)	$(0.00	)(w)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00

Total return (%) (k)(r)	4.58		4.33		2.46		0.57	0.38

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.80		0.84		0.85		0.82	0.82
Expenses after expense reductions (f)	N/A		N/A		0.85		N/A	N/A
Net investment income	4.48		4.28		2.49		0.63	0.37
Net assets at end of period (000 omitted)	$233,523		$163,515		$123,232		$87,785	$49,380

(d)	Per share data are based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(r)	Certain expenses have been reduced without which performance would have been lower.

(w)	Per share amount was less than $0.01.

MFS New Discovery Portfolio

	Years Ended 12/31
	2007	2006	2005	2004	2003
Initial Class Shares
Net asset value, beginning of period	$16.24	$14.35	$13.64	$12.69	$9.38

Income (loss) from investment operations
Net investment loss (d)	$(0.08)	$(0.09)	$(0.07)	$(0.08)	$(0.06)
Net realized and unrealized gain (loss) on investments and foreign currency	0.52	1.98	0.78	1.03	3.37

Total from investment operations	$0.44	$1.89	$0.71	$0.95	$3.31

Less distributions declared to shareholders
From net realized gain on investments	$(0.44)	$—	$—	$—	$—

Net asset value, end of period	$16.24	$16.24	$14.35	$13.64	$12.69

Total return (%) (k)(r)(s)	2.56	13.17	5.21	7.49 (b)	35.29

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.00	1.00	1.00	0.99	1.00
Expenses after expense reductions (f)	0.95	0.98	N/A	N/A	N/A
Net investment loss	(0.45)	(0.60)	(0.56)	(0.65)	(0.59)
Portfolio turnover	95	107	127	139	100
Net assets at end of period (000 omitted)	$130,029	$163,825	$176,958	$209,503	$220,278

	Years Ended 12/31
	2007	2006	2005	2004	2003
Service Class Shares
Net asset value, beginning of period	$16.02	$14.19	$13.52	$12.61	$9.34

Income (loss) from investment operations
Net investment loss (d)	$(0.12)	$(0.13)	$(0.11)	$(0.11)	$(0.09)
Net realized and unrealized gain (loss) on investments and foreign currency	0.51	1.96	0.78	1.02	3.36

Total from investment operations	$0.39	$1.83	$0.67	$0.91	$3.27

Less distributions declared to shareholders
From net realized gain on investments	$(0.44)	$—	$—	$—	$—

Net asset value, end of period	$15.97	$16.02	$14.19	$13.52	$12.61

Total return (%) (k)(r)(s)	2.28	12.90	4.96	7.22 (b)	35.01

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.25	1.26	1.26	1.24	1.24
Expenses after expense reductions (f)	1.20	1.23	N/A	N/A	N/A
Net investment loss	(0.70)	(0.84)	(0.81)	(0.89)	(0.84)
Portfolio turnover	95	107	127	139	100
Net assets at end of period (000 omitted)	$186,516	$181,468	$131,180	$104,256	$71,049

(b)	The fund’s net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.

(d)	Per share data are based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

MFS Research Portfolio

	Years Ended 12/31
	2007	2006	2005	2004		2003
Initial Class Shares
Net asset value, beginning of period	$18.73	$17.04	$15.88	$13.84		$11.14

Income (loss) from investment operations
Net investment income (d)	$0.10	$0.13	$0.09	$0.08		$0.11
Net realized and unrealized gain (loss) on investments and foreign currency	2.37	1.67	1.16	2.09		2.69

Total from investment operations	$2.47	$1.80	$1.25	$2.17		$2.80

Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.11)	$(0.09)	$(0.13)		$(0.10)

Net asset value, end of period	$21.04	$18.73	$17.04	$15.88		$13.84

Total return (%) (k)(s)	13.24	10.62	7.94	15.83	(b)	25.32	(j)

Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	0.83	0.82	0.83	0.80		0.80
Net investment income	0.48	0.76	0.57	0.53		0.93
Portfolio turnover	84	87	92	118		124
Net assets at end of period (000 omitted)	$268,217	$309,757	$366,831	$432,318		$466,139

	Years Ended 12/31
	2007	2006	2005	2004		2003
Service Class Shares
Net asset value, beginning of period	$18.60	$16.93	$15.78	$13.77		$11.09

Income (loss) from investment operations
Net investment income (d)	$0.05	$0.09	$0.05	$0.04		$0.08
Net realized and unrealized gain (loss) on investments and foreign currency	2.36	1.65	1.16	2.08		2.68

Total from investment operations	$2.41	$1.74	$1.21	$2.12		$2.76

Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.07)	$(0.06)	$(0.11)		$(0.08)

Net asset value, end of period	$20.89	$18.60	$16.93	$15.78		$13.77

Total return (%) (k)(s)	12.97	10.32	7.71	15.54	(b)	25.01	(j)

Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	1.08	1.07	1.09	1.05		1.05
Net investment income	0.23	0.54	0.33	0.30		0.67
Portfolio turnover	84	87	92	118		124
Net assets at end of period (000 omitted)	$28,832	$29,316	$28,039	$25,315		$16,010

(b)	The fund’s net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the proceeds were recorded.

(d)	Per share data are based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(j)	The fund’s net asset value and total return calculation include proceeds received on March 26, 2003 for the partial payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.06 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per share, the Initial Class and Service Class total returns for the year ended December 31, 2003 would have each been lowered by approximately 0.52%.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

MFS Strategic Income Portfolio

	Years Ended 12/31
	2007	2006	2005	2004	2003
Initial Class Shares
Net asset value, beginning of period	$10.61	$10.71	$11.42	$11.12	$10.31

Income (loss) from investment operations
Net investment income (d)	$0.60	$0.57	$0.58	$0.61	$0.59
Net realized and unrealized gain (loss) on investments and foreign currency	(0.23)	0.11	(0.39)	0.23	0.71

Total from investment operations	$0.37	$0.68	$0.19	$0.84	$1.30

Less distributions declared to shareholders
From net investment income	$(0.58)	$(0.66)	$(0.80)	$(0.54)	$(0.49)
From net realized gain on investments	—	(0.12)	(0.10)	—	—

Total distributions declared to shareholders	$(0.58)	$(0.78)	$(0.90)	$(0.54)	$(0.49)

Net asset value, end of period	$10.40	$10.61	$10.71	$11.42	$11.12

Total return (%) (k)(r)(s)	3.49	6.71	1.89	8.04	12.89

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.95	0.97	0.97	0.91	0.90
Expenses after expense reductions (f)	0.90	0.95	N/A	N/A	N/A
Net investment income	5.70	5.44	5.33	5.55	5.58
Portfolio turnover	49	64	66	74	127
Net assets at end of period (000 omitted)	$49,582	$54,423	$59,707	$66,248	$67,547

	Years Ended 12/31
	2007	2006	2005	2004	2003
Service Class Shares
Net asset value, beginning of period	$10.54	$10.64	$11.35	$11.06	$10.28

Income (loss) from investment operations
Net investment income (d)	$0.57	$0.54	$0.55	$0.59	$0.57
Net realized and unrealized gain (loss) on investments and foreign currency	(0.23)	0.11	(0.39)	0.22	0.68

Total from investment operations	$0.34	$0.65	$0.16	$0.81	$1.25

Less distributions declared to shareholders
From net investment income	$(0.55)	$(0.63)	$(0.77)	$(0.52)	$(0.47)
From net realized gain on investments	—	(0.12)	(0.10)	—	—

Total distributions declared to shareholders	$(0.55)	$(0.75)	$(0.87)	$(0.52)	$(0.47)

Net asset value, end of period	$10.33	$10.54	$10.64	$11.35	$11.06

Total return (%) (k)(r)(s)	3.24	6.45	1.61	7.83	12.48

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.20	1.22	1.22	1.16	1.15
Expenses after expense reductions (f)	1.15	1.19	N/A	N/A	N/A
Net investment income	5.45	5.19	5.08	5.31	5.36
Portfolio turnover	49	64	66	74	127
Net assets at end of period (000 omitted)	$19,232	$21,949	$22,643	$24,184	$21,008

(d)	Per share data are based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

MFS Strategic Value Portfolio

	Years Ended 12/31
	2007	2006	2005	2004	2003
Initial Class Shares
Net asset value, beginning of period	$10.66	$10.23	$11.57	$10.05	$7.90

Income (loss) from investment operations
Net investment income (d)	$0.08	$0.17	$0.08	$0.11	$0.07
Net realized and unrealized gain (loss) on investments and foreign currency	(0.22)	1.19	(0.18)	1.63	2.09

Total from investment operations	$(0.14)	$1.36	$(0.10)	$1.74	$2.16

Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.08)	$(0.11)	$(0.04)	$(0.01)
From net realized gain on investments	(0.77)	(0.85)	(1.13)	(0.18)	—

Total distributions declared to shareholders	$(0.97)	$(0.93)	$(1.24)	$(0.22)	$(0.01)

Net asset value, end of period	$9.55	$10.66	$10.23	$11.57	$10.05

Total return (%) (k)(r)(s)	(2.33)	14.16	(0.39)	18.05	27.44

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.65	1.71	1.44	1.29	1.59
Expenses after expense reductions (f)	0.98	0.99	1.00	0.99	1.00
Net investment income	0.78	1.69	0.74	1.05	0.80
Portfolio turnover	102	56	60	70	38
Net assets at end of period (000 omitted)	$10	$10	$9	$9	$8

	Years Ended 12/31
	2007	2006	2005	2004	2003
Service Class Shares
Net asset value, beginning of period	$10.60	$10.17	$11.52	$10.02	$7.90

Income (loss) from investment operations
Net investment income (d)	$0.06	$0.14	$0.05	$0.09	$0.05
Net realized and unrealized gain (loss) on investments and foreign currency	(0.23)	1.20	(0.19)	1.61	2.08

Total from investment operations	$(0.17)	$1.34	$(0.14)	$1.70	$2.13

Less distributions declared to shareholders
From net investment income	$(0.17)	$(0.06)	$(0.08)	$(0.02)	$(0.01)
From net realized gain on investments	(0.77)	(0.85)	(1.13)	(0.18)	—

Total distributions declared to shareholders	$(0.94)	$(0.91)	$(1.21)	$(0.20)	$(0.01)

Net asset value, end of period	$9.49	$10.60	$10.17	$11.52	$10.02

Total return (%) (k)(r)(s)	(2.62)	13.92	(0.72)	17.77	27.01

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.91	1.94	1.69	1.55	1.84
Expenses after expense reductions (f)	1.23	1.24	1.25	1.25	1.25
Net investment income	0.53	1.37	0.48	0.82	0.56
Portfolio turnover	102	56	60	70	38
Net assets at end of period (000 omitted)	$7,309	$9,090	$10,651	$11,597	$8,199

(d)	Per share data are based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

MFS Technology Portfolio

	Years Ended 12/31
	2007	2006	2005	2004	2003
Initial Class Shares
Net asset value, beginning of period	$5.44	$4.46	$4.20	$4.10	$2.82

Income (loss) from investment operations
Net investment loss (d)	$(0.02)	$(0.03)	$(0.03)	$(0.01)	$(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency	1.12	1.01	0.29	0.11	1.30

Total from investment operations	$1.10	$0.98	$0.26	$0.10	$1.28

Net asset value, end of period	$6.54	$5.44	$4.46	$4.20	$4.10

Total return (%) (k)(r)(s)	20.22	21.97	6.19	2.44 (b)	45.39

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.21	1.34	1.18	1.11	1.09
Expenses after expense reductions (f)	1.00	1.00	1.00	1.01	1.06
Net investment loss	(0.31)	(0.55)	(0.66)	(0.21)	(0.65)
Portfolio turnover	249	234	196	110	191
Net assets at end of period (000 omitted)	$21,184	$18,813	$18,978	$23,069	$28,376

	Years Ended 12/31
	2007	2006	2005	2004	2003
Service Class Shares
Net asset value, beginning of period	$5.35	$4.40	$4.15	$4.07	$2.80

Income (loss) from investment operations
Net investment loss (d)	$(0.03)	$(0.04)	$(0.04)	$(0.02)	$(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency	1.10	0.99	0.29	0.10	1.30

Total from investment operations	$1.07	$0.95	$0.25	$0.08	$1.27

Net asset value, end of period	$6.42	$5.35	$4.40	$4.15	$4.07

Total return (%) (k)(r)(s)	20.00	21.59	6.02	1.97 (b)	45.36

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.46	1.59	1.43	1.36	1.33
Expenses after expense reductions (f)	1.25	1.25	1.25	1.26	1.30
Net investment loss	(0.56)	(0.80)	(0.92)	(0.45)	(0.91)
Portfolio turnover	249	234	196	110	191
Net assets at end of period (000 omitted)	$3,555	$3,148	$3,375	$3,636	$4,094

(b)	The fund’s net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.

(d)	Per share data are based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

MFS Total Return Portfolio

	Years Ended 12/31
	2007	2006	2005	2004	2003
Initial Class Shares
Net asset value, beginning of period	$20.02	$19.10	$19.55	$18.00	$15.90

Income (loss) from investment operations
Net investment income (d)	$0.53	$0.54	$0.48	$0.48	$0.42
Net realized and unrealized gain (loss) on investments and foreign currency	0.36	1.69	0.07	1.53	2.24

Total from investment operations	$0.89	$2.23	$0.55	$2.01	$2.66

Less distributions declared to shareholders
From net investment income	$(0.60)	$(0.54)	$(0.51)	$(0.46)	$(0.56)
From net realized gain on investments	(0.81)	(0.77)	(0.49)	—	—

Total distributions declared to shareholders	$(1.41)	$(1.31)	$(1.00)	$(0.46)	$(0.56)

Net asset value, end of period	$19.50	$20.02	$19.10	$19.55	$18.00

Total return (%) (k)(s)	4.32	12.22	3.02	11.47 (b)	17.15

Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	0.70	0.71	0.71	0.70	0.71
Net investment income	2.67	2.81	2.52	2.60	2.52
Portfolio turnover	60	48	42	67	65
Net assets at end of period (000 omitted)	$1,013,465	$1,210,549	$1,370,782	$1,571,550	$1,618,983

	Years Ended 12/31
	2007	2006	2005	2004	2003
Service Class Shares
Net asset value, beginning of period	$19.86	$18.97	$19.43	$17.92	$15.85

Income (loss) from investment operations
Net investment income (d)	$0.48	$0.49	$0.43	$0.43	$0.36
Net realized and unrealized gain (loss) on investments and foreign currency	0.36	1.67	0.08	1.51	2.24

Total from investment operations	$0.84	$2.16	$0.51	$1.94	$2.60

Less distributions declared to shareholders
From net investment income	$(0.56)	$(0.50)	$(0.48)	$(0.43)	$(0.53)
From net realized gain on investments	(0.81)	(0.77)	(0.49)	—	—

Total distributions declared to shareholders	$(1.37)	$(1.27)	$(0.97)	$(0.43)	$(0.53)

Net asset value, end of period	$19.33	$19.86	$18.97	$19.43	$17.92

Total return (%) (k)(s)	4.07	11.91	2.81	11.14 (b)	16.83

Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	0.95	0.96	0.96	0.95	0.95
Net investment income	2.42	2.58	2.28	2.39	2.20
Portfolio turnover	60	48	42	67	65
Net assets at end of period (000 omitted)	$994,977	$903,202	$770,453	$548,069	$300,220

(b)	The fund’s net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.

(d)	Per share data are based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

MFS Utilities Portfolio

	Years Ended 12/31
	2007	2006	2005	2004		2003
Initial Class Shares
Net asset value, beginning of period	$23.25	$18.11	$15.61	$12.23		$9.28

Income (loss) from investment operations
Net investment income (d)	$0.58	$0.48	$0.31	$0.30		$0.24
Net realized and unrealized gain (loss) on investments and foreign currency	6.02	5.25	2.35	3.34		3.05

Total from investment operations	$6.60	$5.73	$2.66	$3.64		$3.29

Less distributions declared to shareholders
From net investment income	$(0.34)	$(0.59)	$(0.16)	$(0.26)		$(0.34)

Net asset value, end of period	$29.51	$23.25	$18.11	$15.61		$12.23

Total return (%) (k)(s)	28.53	32.35	17.23	30.37	(b)(v)	36.26

Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	0.84	0.84	0.86	0.84		0.84
Net investment income	2.18	2.41	1.87	2.25		2.28
Portfolio turnover	90	93	96	103		134
Net assets at end of period (000 omitted)	$381,498	$377,354	$344,717	$328,541		$287,648

	Years Ended 12/31
	2007	2006	2005	2004		2003
Service Class Shares
Net asset value, beginning of period	$23.09	$18.01	$15.53	$12.18		$9.24

Income (loss) from investment operations
Net investment income (d)	$0.52	$0.42	$0.27	$0.26		$0.20
Net realized and unrealized gain (loss) on investments and foreign currency	5.97	5.22	2.35	3.32		3.06

Total from investment operations	$6.49	$5.64	$2.62	$3.58		$3.26

Less distributions declared to shareholders
From net investment income	$(0.30)	$(0.56)	$(0.14)	$(0.23)		$(0.32)

Net asset value, end of period	$29.28	$23.09	$18.01	$15.53		$12.18

Total return (%) (k)(s)	28.24	31.96	16.97	30.01	(b)(v)	36.03

Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	1.08	1.09	1.11	1.09		1.09
Net investment income	1.93	2.12	1.62	2.01		1.95
Portfolio turnover	90	93	96	103		134
Net assets at end of period (000 omitted)	$126,288	$78,660	$47,240	$32,599		$22,555

(b)	The fund’s net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.

(d)	Per share data are based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(v)	The fund’s total return calculation includes a net increase from gains realized on the disposal of investments in violation of restrictions. The gains resulted in an increase in net asset value of $0.00278 per share based on shares outstanding on the day the gains were realized. Excluding the offset of these gains from the fund’s ending net asset value per share, the total return for the year ended December 31, 2004 would have been approximately 30.35% and 29.99% for the Initial Class and the Service Class shares, respectively.

MFS Value Portfolio

	Years Ended 12/31
	2007	2006	2005	2004	2003
Initial Class Shares
Net asset value, beginning of period	$18.70	$16.30	$15.51	$13.61	$11.05

Income (loss) from investment operations
Net investment income (d)	$0.27	$0.28	$0.24	$0.21	$0.19
Net realized and unrealized gain (loss) on investments and foreign currency	1.22	3.04	0.77	1.87	2.56

Total from investment operations	$1.49	$3.32	$1.01	$2.08	$2.75

Less distributions declared to shareholders
From net investment income	$(0.30)	$(0.27)	$(0.22)	$(0.18)	$(0.19)
From net realized gain on investments	(1.11)	(0.65)	—	—	—

Total distributions declared to shareholders	$(1.41)	$(0.92)	$(0.22)	$(0.18)	$(0.19)

Net asset value, end of period	$18.78	$18.70	$16.30	$15.51	$13.61

Total return (%) (k)(s)	7.92	20.96	6.60	15.52 (b)	25.31

Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	0.83	0.86	0.85	0.83	0.84
Net investment income	1.40	1.62	1.51	1.53	1.65
Portfolio turnover	25	26	22	36	57
Net assets at end of period (000 omitted)	$267,967	$323,094	$319,952	$339,705	$310,818

	Years Ended 12/31
	2007	2006	2005	2004	2003
Service Class Shares
Net asset value, beginning of period	$18.59	$16.21	$15.43	$13.56	$11.01

Income (loss) from investment operations
Net investment income (d)	$0.22	$0.23	$0.20	$0.18	$0.16
Net realized and unrealized gain (loss) on investments and foreign currency	1.22	3.02	0.77	1.85	2.56

Total from investment operations	$1.44	$3.25	$0.97	$2.03	$2.72

Less distributions declared to shareholders
From net investment income	$(0.26)	$(0.22)	$(0.19)	$(0.16)	$(0.17)
From net realized gain on investments	(1.11)	(0.65)	—	—	—

Total distributions declared to shareholders	$(1.37)	$(0.87)	$(0.19)	$(0.16)	$(0.17)

Net asset value, end of period	$18.66	$18.59	$16.21	$15.43	$13.56

Total return (%) (k)(s)	7.67	20.66	6.34	15.18 (b)	25.09

Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	1.08	1.11	1.10	1.08	1.09
Net investment income	1.16	1.37	1.27	1.28	1.39
Portfolio turnover	25	26	22	36	57
Net assets at end of period (000 omitted)	$141,584	$141,334	$126,809	$119,496	$83,780

(b)	The fund’s net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.

(d)	Per share data are based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

MFS Variable Insurance Trust II

Shareholder Communications with the Board of Trustees. The Board of Trustees of the MFS funds has adopted procedures by which shareholders may send communications to the Board. Shareholders may mail written communications to the Board to the attention of the Board of Trustees, [fund name], Massachusetts Financial Services Company, 500 Boylston Street, Boston, MA 02116-3741, Attention: Frank Tarantino, Independent Chief Compliance Officer of each Fund. Shareholder communications must (i) be in writing and be signed by the shareholder, (ii) identify the MFS fund to which they relate and (iii) identify the class and number of shares held by the shareholder.

If you want more information about MFS Variable Insurance Trust II, the following documents are available free upon request:

Annual/Semiannual Reports. These reports contain information about each fund’s actual investments. Annual reports discuss the effect of recent market conditions and investment strategies on each fund’s performance during its last fiscal year.

Statement of Additional Information (SAI). The SAI, dated May 1, 2008, provides more detailed information about each fund and is incorporated into this prospectus by reference.

You can get free copies of the annual/semiannual reports, the SAI and other information about each fund, and make inquiries about the fund, by contacting:

MFS Service Center, Inc.

500 Boylston Street

Boston, MA 02116-3741

Telephone: 1-800-225-2606

Internet: mfs.com

Information about the fund (including its prospectus, SAI and shareholder reports) can be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE

Washington, D.C., 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Reports and other information about each fund are available on the Edgar Database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

The fund’s Investment Company Act file number is 811-3732.

Statement of Additional Information May 1, 2008

MFS® Variable Insurance Trust II

500 Boylston Street, Boston, MA 02116

This Statement of Additional Information (“SAI”) contains additional information about MFS Variable Insurance Trust II (formerly known as MFS/Sun Life Series Trust) (the “Trust”) and should be read in conjunction with each Fund’s Prospectus dated May 1, 2008. Each Fund’s financial statements are incorporated into this SAI by reference to each Fund’s most recent Annual Report to shareholders. A copy of the Annual Report accompanies this SAI. You may obtain a copy of each Fund’s Prospectus and Annual Report without charge at mfs.com or by contacting the Shareholder Servicing Agent (please see the back cover of this SAI for address and telephone number).

This SAI relates to the 28 Funds of the Trust identified on page 1 hereof; references in this SAI to a “Fund” mean each Fund in the Trust unless noted otherwise. Shares of the Funds are offered to separate accounts of certain insurance companies (“Participating Insurance Companies”) that fund variable annuity and variable life insurance contracts (“Contracts”) and to qualified retirement and pension plans (“Plans”) and to other eligible investors. Eligible investors may choose to offer as investment options to their Contract holders less than all of the Trust’s Funds, in which case this SAI includes information on other Funds which are not offered and information concerning these other Funds contained herein should be disregarded.

This SAI is NOT a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by a current prospectus.

Statement of Additional Information

DEFINITIONS

“Funds’’ – MFS Blended Research Core Equity Portfolio, MFS Blended Research Growth Portfolio, MFS Blended Research Value Portfolio, MFS Bond Portfolio, MFS Capital Appreciation Portfolio, MFS Core Equity Portfolio, MFS Emerging Markets Equity Portfolio, MFS Global Governments Portfolio, MFS Global Growth Portfolio, MFS Global Total Return Portfolio, MFS Government Securities Portfolio, MFS Growth Portfolio, MFS High Yield Portfolio, MFS International Growth Portfolio, MFS International Value Portfolio, MFS Massachusetts Investors Growth Stock Portfolio, MFS Mid Cap Growth Portfolio, MFS Mid Cap Value Portfolio, MFS Money Market Portfolio, MFS New Discovery Portfolio, MFS Research Portfolio, MFS Research International Portfolio, MFS Strategic Income Portfolio, MFS Strategic Value Portfolio, MFS Technology Portfolio, MFS Total Return Portfolio, MFS Utilities Portfolio, and MFS Value Portfolio.

Effective January 1, 2008, each Fund changed its name to insert “MFS” prior to such Fund’s name and to replace “Series” with “Portfolio” in such Fund’s name. The International Growth Series was previously known as the MFS/Foreign & Colonial International Growth Series until it changed its name on September 8, 1997. The Capital Opportunities Series was previously known as the Value Series until it changed its name on April 29, 1998. The Blended Research Core Equity Series was previously known as the Massachusetts Investors Trust Series until it changed its name on June 22, 2007 and the Conservative Growth Series until it changed its name on April 29, 1999. The Global Governments Series, Global Growth Series, and Global Total Return Series were previously known as the World Governments Series, World Growth Series, and World Total Return Series, respectively, until they changed their names on April 29, 1999. The Emerging Markets Equity Series was previously known as the MFS/Foreign & Colonial Emerging Markets Equity Series until it changed its name on December 1, 1999. The Value Series was previously known as the Equity Income Series until it changed its name on May 1, 2001. The Strategic Value Series was previously known as the Global Health and Sciences Series and the Mid Cap Value Series was previously known as the International New Discovery Series until they changed their names on April 30, 2002. The International Value Series was previously known as the International Investors Trust Series until it changed its name on October 16, 2002, International Growth and Income Series until May 2001, and MFS/Foreign & Colonial International Growth and Income Series until it changed its name on September 8, 1997. The Core Equity Series was previously known as the Research Growth and Income Series until it changed its name on April 30, 2004. The MFS Growth Portfolio was previously known as MFS Emerging Growth Portfolio until it changed its name on May 1, 2008.

“Trust’’ – MFS Variable Insurance Trust II, a Massachusetts business trust organized on May 9, 1983. The Trust was known as MFS/Sun Life Series Trust until it changed its name on December 28, 2007.

“MFS’’ – Massachusetts Financial Services Company, a Delaware corporation.

“MFD’’ – MFS Fund Distributors, Inc., a Delaware corporation.

“MFSC” – MFS Service Center, Inc., a Delaware corporation.

“Prospectus’’ – The Prospectus of the Funds, dated May 1, 2008, as amended or supplemented from time to time.

“Variable Accounts” – Variable accounts established by Participating Insurance Companies to fund Contracts.

“1940 Act” – the Investment Company Act of 1940 and the rules and regulations thereunder, as amended from time to time, and as such Act, rules, or regulations are interpreted by the Securities and Exchange Commission.

“Majority Shareholder Vote” – as defined currently in the 1940 Act to be the lesser of (i) 67% or more of the voting securities present at a meeting at which holders of at voting securities representing more than 50% of the outstanding voting securities are present or represented by proxy, or (ii) more than 50% of the outstanding voting securities.

1

MANAGEMENT OF THE FUNDS

The Funds

Each Fund , except MFS Global Governments Portfolio and MFS Technology Portfolio, is a diversified series of the Trust. MFS Global Governments Portfolio and MFS Technology Portfolio are non-diversified series of the Trust. The Trust is an open-ended management investment company.

Trustees/Officers

Board Oversight — The Board of Trustees which oversees each Fund provides broad supervision over the business and operations of each Fund.

Trustees and Officers – Identification and Background

The identification and background of the Trustees and officers of the Trust are set forth in Appendix A.

Trustee Compensation and Committees

Compensation paid to the non-interested Trustees for certain specified periods, as well as information regarding committees of the Board of Trustees, is set forth in Appendix B.

Share Ownership

Information concerning the ownership of Fund shares by Trustees and officers of the Trust as a group, as well as the dollar value range of each Trustee’s share ownership in each Fund and, on an aggregate basis, in all MFS Funds overseen, by investors who are deemed to “control” the Fund, if any, and by investors who own 5% or more of any class of Fund shares, if any, is set forth in Appendix C.

Portfolio Manager(s)

Information regarding each Fund’s portfolio manager(s), including other accounts managed, compensation, ownership of Fund shares, and possible conflicts of interest, is set forth in Appendix D.

Investment Adviser

MFS provides each Fund with investment advisory services. MFS and its predecessor organizations have a history of money management dating from 1924. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect majority-owned subsidiary of Sun Life Financial, Inc. (a diversified financial services company).

MFS votes proxies on behalf of the Funds pursuant to the proxy voting policies described in Appendix E. Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available without charge by visiting mfs.com and clicking on “Proxy Voting” and by visiting the SEC’s web site at http://www.sec.gov.

Investment Advisory Agreement — MFS manages the Fund pursuant to an Investment Advisory Agreement (the “Advisory Agreement”). Under the Advisory Agreement, MFS provides the Fund with investment advisory services. Subject to such policies as the Trustees may determine, MFS makes investment decisions for the Fund. For these services, MFS receives an annual investment advisory fee, computed and paid monthly, as disclosed in the Prospectus under the heading “Management of the Fund(s).”

MFS pays the compensation of the Trust’s officers and of any Trustee who is an employee of MFS. MFS also furnishes at its own expense investment advisory and administrative services, office space, equipment, clerical personnel, investment advisory facilities, and executive and supervisory personnel necessary for managing the Fund’s investments and effecting its portfolio transactions.

The Trust pays the compensation of the Trustees who are “not affiliated” with MFS and all expenses of the Fund incurred in its operation and offering of shares (other than those assumed by MFS in writing) including but not limited to: management fees; Rule 12b-1 fees; administrative services fees; retirement plan administration

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services fees; program management services fees; governmental fees; interest charges; taxes; membership dues in the Investment Company Institute allocable to the Fund; fees and expenses of independent auditors, of legal counsel, and of any transfer agent, registrar, or dividend disbursing agent of the Fund; expenses of repurchasing and redeeming shares and servicing shareholder accounts; expenses of preparing, printing and mailing stock certificates, shareholder reports, notices, proxy statements, confirmations, periodic investment statements and reports to governmental officers and commissions; brokerage and other expenses connected with the execution, recording, and settlement of portfolio security transactions; insurance premiums; fees and expenses of the Fund’s custodian, for all services to the Fund, including safekeeping of funds and securities and maintaining required books and accounts; expenses of calculating the net asset value of shares of the Fund; organizational and start up costs; and such non-recurring or extraordinary expenses as may arise, including those relating to actions, suits, or proceedings to which the Fund is a party or otherwise may have an exposure, and the legal obligation which the Fund may have to indemnify the Trust’s Trustees and officers with respect thereto. Expenses relating to the issuance, registration and qualification of shares of the Fund and the preparation, printing and mailing of prospectuses for such purposes are borne by the Fund except to the extent that the Distribution Agreement with MFS Fund Distributors, Inc. (“MFD”), provides that MFD is to pay some or all of such expenses. Expenses of the Trust which are not attributable to a specific series are allocated between the series in a manner believed by management of the Trust to be fair and equitable.

The Advisory Agreement has an initial two-year term and continues in effect thereafter only if such continuance is specifically approved at least annually by the Board of Trustees or by a Majority Shareholder Vote and, in either case, by a majority of the Trustees who are not “interested persons” of the Fund or MFS as defined by the 1940 Act. The Advisory Agreement terminates automatically if it is assigned and may be terminated without penalty by a Majority Shareholder Vote, or by either party on not more than 60 days’ nor less than 30 days’ written notice. The Advisory Agreement may be approved, renewed, amended, or terminated as to one Fund in the Trust, even though the Agreement is not approved, renewed, amended, or terminated as to any other Fund in the Trust.

The Advisory Agreement also provides that neither MFS nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution and management of the Fund, except for willful misfeasance, bad faith, gross negligence, or reckless disregard of its or their duties and obligations under the Advisory Agreement.

Administrator

MFS provides the Fund with certain financial, legal and other administrative services under a Master Administrative Services Agreement between the Fund and MFS. Under the Agreement, the Fund pays an annual fee to MFS for these services.

As of January 1, 2008, the annual fee payable by each Fund is $10,000 plus an amount equal to the following percentage of the Fund’s average daily net assets:

On the first $35,000,000 in assets	0.0000%
Over $35,000,000 in assets	0.0241%

These fees are subject to maximum fees.

Shareholder Servicing Agent

MFS Service Center, Inc. (‘‘MFSC’’), a wholly owned subsidiary of MFS, provides dividend and distribution disbursing, and transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of each Fund under a Shareholder Servicing Agreement. MFSC may also contract with affiliated and unaffiliated entities to provide some or all of the services described above.

With respect to MFS Blended Research Core Equity Portfolio, MFS Blended Research Growth Portfolio, MFS Blended Research Value Portfolio, MFS Emerging Markets Equity Portfolio, MFS Global Growth Portfolio, MFS Global Total Return Portfolio, MFS International Growth Portfolio, MFS International Value Portfolio, and MFS Research International Portfolio, MFSC receives an asset-based fee from each fund based on the costs it incurs in providing these services and a target profit margin. With respect to MFS Bond Portfolio, MFS Capital Appreciation Portfolio, MFS Core Equity Portfolio, MFS Global Governments Portfolio, MFS Government Securities Portfolio, MFS Growth Portfolio, MFS High Yield Portfolio, MFS Massachusetts Investors Growth Stock Portfolio, MFS Mid Cap Growth Portfolio, MFS Mid Cap Value Portfolio, MFS Money Market Portfolio, MFS New

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Discovery Portfolio, MFS Research Portfolio, MFS Strategic Income Portfolio, MFS Strategic Value Portfolio, MFS Technology Portfolio, MFS Total Return Portfolio, MFS Utilities Portfolio, and MFS Value Portfolio, MFSC may receive a fee based on the number of accounts in the Funds, but does not currently receive a fee. In addition, MFSC is reimbursed by each Fund for certain expenses incurred by MFSC on behalf of the Fund. These reimbursements include payments for certain out-of-pocket expenses, such as costs related to mailing shareholder statements and the use of third party recordkeeping systems, incurred by MFSC in performing the services described above.

During the fiscal years ended December 31, 2007, 2006 and 2005, no fund paid any compensation to the Shareholder Servicing Agent.

Distributor

MFS Fund Distributors, Inc. (“MFD” or the “Distributor”), a wholly owned subsidiary of MFS, serves as distributor for the continuous offering of shares of the Funds pursuant to a Distribution Agreement. The Agreement obligates MFD to use best efforts to find purchasers for shares of the Funds.

Custodian

State Street Bank and Trust Company, with a place of business at 225 Franklin St., Boston, MA 02110, serves as the custodian of the assets of each Fund (the “Custodian”). The Custodian is responsible for safekeeping and controlling each Fund’s cash and securities, handling the receipt and delivery of securities, collecting interest and dividends on each Fund’s investments, serving as each Fund’s foreign custody manager, providing reports on foreign securities depositaries, maintaining books of original entry and other required books and accounts for each Fund, and calculating the daily net asset value of each class of shares of each Fund. Each Fund may invest in securities of the Custodian and may deal with the Custodian as principal in securities transactions.

Each Fund has an expense offset arrangement that reduces each Fund’s custodian fees based upon the amount of cash maintained by the Fund with its custodian.

Certain Service Provider Compensation

Compensation paid by each Fund to certain of its service providers — to MFS for investment advisory and administrative services and to MFSC for transfer agency services — for certain specified periods, is set forth in Appendix F.

Code of Ethics

The Fund, its Adviser, and Distributor have adopted separate codes of ethics as required under the Investment Company Act of 1940 (“the 1940 Act”). Subject to certain conditions and restrictions, each code permits personnel subject to the code to invest in securities for their own accounts, including securities that may be purchased, held or sold by the Fund. Securities transactions by some of these persons may be subject to prior approval of the Adviser’s Compliance Departments, and securities transactions of certain personnel are subject to quarterly reporting and review requirements.

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DISTRIBUTION PLAN

The Trustees have approved a plan in accordance with Rule 12b-1 under the 1940 Act for Service Class Shares (the “Distribution Plan”). The Funds have not adopted a Distribution Plan with respect to Initial Class shares. In approving the Distribution Plan, the Trustees, including a majority of the Trustees who are not “interested persons” as defined in the 1940 Act or financially interested parties of the Distribution Plan (“Distribution Plan Qualified Trustees”) concluded that there is a reasonable likelihood that the Distribution Plan would benefit each Fund and each respective class of shareholders.

The Distribution Plan is designed to promote sales of shares and minimize redemptions, as well as to assist in the servicing and maintenance of shareholder accounts. Increasing a fund’s net assets through sales of shares, or minimizing reductions in net assets by minimizing redemptions, may help reduce a fund’s expense ratio by spreading the fund’s fixed costs over a larger base and may lessen the potential adverse effect of selling a fund’s portfolio securities to meet redemptions. There is, however, no assurance that the net assets of the fund will increase or not be reduced, or that other benefits will be realized as a result of the Distribution Plan.

The Distribution Plan remains in effect from year to year only if its continuance is specifically approved at least annually by vote of both the Trustees and a majority of the Distribution Plan Qualified Trustees. The Distribution Plan also requires that the Fund and MFD each provide the Trustees, and that the Trustees review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Distribution Plan. The Distribution Plan may be terminated at any time by vote of a majority of the Distribution Plan Qualified Trustees or by vote of the holders of a majority of the shares of the class to which the Distribution Plan relates (“Designated Class”). The Distribution Plan may not be amended to increase materially the amount of permitted distribution expenses without the approval of a majority of the shares of the Designated Class of the fund or may not be materially amended in any case without a vote of the Trustees and a majority of the Distribution Plan Qualified Trustees.

These distribution and/or service fees equal on an annual basis up to 0.25% of average daily net assets of the class. Some or all of the distribution and/or service fee may be spent on activities, including but not limited to compensation to and expenses of employees of MFD, including overhead and telephone expenses, who engage in the distribution of Service Class shares; printing and mailing of prospectuses, statements of additional information, and reports for prospective purchasers of variable annuity or variable life insurance contracts investing indirectly in Service Class shares (“Variable Contracts”); compensation to financial intermediaries and broker/dealers to pay or reimburse them for their services or expenses in connection with the distribution of Variable Contracts; expenses relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials describing and/or relating to the Service Class shares; expenses of holding seminars and sales meetings designed to promote the distribution of Service Class shares; expenses of obtaining information and providing explanations to Variable Contract owners regarding investment objectives and policies and other information about the Trust and its Series, including the performance of the Series; expenses of training sales personnel regarding the Service Class shares; expenses of compensating sales personnel in connection with the allocation of cash values and premiums of the Variable Contracts to the Service Class shares; and expenses of personal services and/or maintenance of Variable Contract owner accounts with respect to Service Class shares attributable to such accounts.

Payments made by each Fund’s plan in accordance with Rule 12b-1 under the 1940 Act for the Fund’s most recent fiscal year are set forth in Appendix G.

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FINANCIAL INTERMEDIARY COMPENSATION

MFD and/or its affiliates may make payments to financial intermediaries that sell Fund shares as described in Appendix J.

INVESTMENT STRATEGIES, RISKS AND RESTRICTIONS

Investment Strategies and Risks

Certain investment strategies and risks are described in Appendix H.

Investment Restrictions

Each Fund has adopted certain investment restrictions which are described in Appendix I.

NET INCOME AND DISTRIBUTIONS

Money Market Fund

The net income attributable to Money Market Portfolio is determined each day during which the New York Stock Exchange is open for trading (see “Determination of Net Asset Value” below for a list of days that the Exchange is closed).

For this purpose, the net income attributable to shares of Money Market Portfolio (from the time of the immediately preceding determination thereof) shall consist of (i) all interest income accrued on the portfolio assets of the money market fund less (ii) all actual and accrued expenses of the money market fund determined in accordance with generally accepted accounting principles. Interest income shall include discount earned (including both original issue and market discount) on discount paper accrued ratably to the date of maturity.

Since the net income is declared as a dividend each time the net income is determined, the net asset value per share (i.e., the value of the net assets of the money market fund divided by the number of shares outstanding) is expected to remain at $1.00 per share immediately after each such determination and dividend declaration. Any increase in the value of a shareholder’s investment, representing the reinvestment of dividend income, is reflected by an increase in the number of shares in the shareholder’s account.

It is expected that the shares of the Money Market Portfolio will have a positive net income at the time of each determination thereof. If for any reason the net income determined at any time is a negative amount, which could occur, for instance, upon default by an issuer of a portfolio security, the money market fund would first offset the negative amount with respect to each shareholder account from the dividends declared during the month with respect to each such account. If and to the extent that such negative amount exceeds such declared dividends at the end of the month (or during the month in the case of an account liquidated in its entirety), the money market fund could reduce the number of its outstanding shares by treating each shareholder of the money market fund as having contributed to its capital that number of full and fractional shares of the money market fund in the account of such shareholder which represents its proportion of such excess. Each shareholder of the money market fund will be deemed to have agreed to such contribution in these circumstances by his or her investment in the money market fund. This procedure would permit the net asset value per share of the money market fund to be maintained at a constant $1.00 per share.

In addition, the Money Market Portfolio intends to distribute net realized short- and long-term capital gains, if any, at least annually.

Other Funds

Each Fund other than the Money Market Portfolio intends to distribute to its shareholders all or substantially all of its net investment income. The net investment income of the Funds consists of non-capital gain income less expenses. In addition, these Funds intend to distribute net realized short- and long-term capital gains, if any, at least annually.

Distributions

The Variable Accounts can choose to receive distributions from a Fund in either cash or additional shares. It is expected that the Variable Accounts will choose to receive distributions in additional shares. If the Variable Accounts choose to receive distributions in cash, they will reinvest the cash in the Fund to purchase additional shares at their net asset value.

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TAX CONSIDERATIONS

Each Fund is treated as a separate corporation under the Internal Revenue Code of 1986, as amended from time to time (the “Code”). Each Fund has elected to be, and intends to qualify each taxable year for treatment as, a “regulated investment company” under Subchapter M of the Code by meeting all applicable requirements of Subchapter M, including requirements as to the nature of its gross income, the amount of its distributions and the composition of its portfolio assets. Because each Fund intends to distribute all of its net investment income and realized net capital gains to shareholders in accordance with the timing requirements imposed by the Code, it is not expected that any Fund will be required to pay any federal income or excise taxes, although a Fund that has foreign-source income may be subject to foreign withholding taxes. If any Fund failed to qualify for treatment as a “regulated investment company” in any taxable year, then that Fund would incur corporate federal income tax upon its taxable income for that year (with no deduction for distributions to shareholders), its distributions would generally be treated as ordinary dividend income to its shareholders and each insurance company separate account invested therein would fail to satisfy the diversification requirements of section 817(h) of the Code (see below), with the result that the Contracts supported by that account would no longer be eligible for tax deferral. In addition, a Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for treatment as a regulated investment company.

Each Fund intends to continue to diversify its assets to comply with the requirements of section 817(h) of the Code and the regulations thereunder applicable to insurance company separate accounts. These requirements, which are in addition to the diversification requirements of Subchapter M, place certain limitations on the proportion of each Fund’s assets that may be represented by any single investment and securities from the same issuer. Specifically, the regulations provide that, after a one year start-up period, or except as permitted by the “safe harbor” described below, as of the end of each calendar quarter or within 30 days thereafter no more than 55% of the total assets of a Fund may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and each U.S. Government agency and instrumentality is considered a separate issuer. Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account’s total assets is attributable to cash and cash items (including receivables), U.S. Government securities and securities of other regulated investment companies. If a Fund failed to comply with these requirements, Contracts that invest in the Fund through the Participating Insurance companies’ separate accounts would not be treated as annuity, endowment or life insurance contracts under the Code and the contract holders generally will be subject to tax on all taxable distributions from the Fund, and on all sales, exchanges or redemptions of interests in the Fund. Under certain circumstances described in the applicable Treasury regulations, inadvertent failure to satisfy the applicable diversification requirements may be corrected, but such a correction would require a payment to the Internal Revenue Service based on the tax contract holders would have incurred if they were treated as receiving the income on the contract for the period during which the diversification requirements were not satisfied. Any such failure may also result in adverse tax consequences for the insurance company issuing the contracts.

If all of the beneficial interests in a Fund are held by one or more insurance companies and certain other eligible holders, the diversification requirements of Section 817(h) may be applied by taking into account the assets of the Fund, rather than treating the interest in the Fund as a separate investment of each separate account investing in the Fund. Each Fund intends to continue to diversify its assets in accordance with the requirements of Section 817(h) so that, assuming that look-through treatment as described in the preceding sentence is available, any separate account invested wholly in the Fund would also satisfy such diversification requirement.

The IRS has indicated that a degree of investor control over the investment options underlying variable contracts may interfere with the tax-deferred treatment described above.

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The Treasury Department has issued rulings addressing the circumstances in which a variable contract owner’s control of the investments of the separate account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account, and is likely to issue additional rulings in the future. If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner’s gross income. A contract holder’s control of the investments of the separate accounts in this case is similar to, but different in certain respects from, those described by the IRS in rulings. Most, although not necessarily all of the Funds have objectives and strategies that are not materially narrower than the investment strategies described in more recent IRS rulings in which strategies, such as large company stocks, international stocks, small company stocks, mortgage-backed securities, telecommunications stocks and financial services stocks, were held not to constitute sufficient control over individual investment decisions so as to cause ownership of such investments to be attributable to contract owners. The Regulations proposed by the Treasury Department in the summer of 2004 relating to § 817(h) and current published IRS guidance do not directly speak to the strategies such as those reflected in each Fund, described above. However, the IRS and the Treasury Department may in the future provide further guidance as to what they deem to constitute an impermissible level of “investor control” over a separate account’s investments in funds such as any Fund, and such guidance could affect the treatment of any Fund described herein, including retroactively.

In the event that additional rules or regulations are adopted, there can be no assurance that a Fund will be able to operate as currently described, or that such Fund will not have to change its investment objective or investment policies. A Fund’s investment objective and investment policies may be modified as necessary to prevent any such prospective rules and regulations from causing variable contract owners to be considered the owners of the shares of the Fund.

Certain Investments — Any investment in zero coupon bonds, deferred interest bonds, payment-in-kind bonds, certain inflation-adjusted debt instruments, certain stripped securities, and certain securities purchased at a market discount (including certain high yield debt obligations) will cause a Fund to recognize income prior to the receipt of cash payments with respect to those securities. To distribute this income and avoid a tax on the Fund, the Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss to the Fund. Such investment may also affect the character of income recognized by the Fund. Investments in debt obligations that are at risk of or in default present special tax issues for the Funds. Tax rules are not entirely clear about issues such as when the Funds may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income. These and other related issues will be addressed by each Fund when and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income or excise tax.

Under a notice recently issued by the IRS and Treasury regulations that have yet to be issued but may apply retroactively, a portion of a Fund’s income (including income allocated to a Fund from a REIT or other pass-through entity) that is attributable to a residual interest in real estate mortgage conduits (“REMICs”) or taxable mortgage pools (“TMPs”) (referred to in the Code as an “excess inclusion”) will be subject to federal income tax in all events. This notice also provides, and the regulations are expected to provide, that excess inclusion income of a regulated investment company will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related residual interest directly. As a result, a life insurance company separate account funding a variable contract may be taxed currently to the extent of its share of a Fund’s excess inclusion income, as described below.

In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to

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entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, (iii) in the case of a non-U.S. shareholder, will not qualify for any reduction in U.S. federal withholding tax, and (iv) in the case of a life insurance company separate account funding a variable contract, cannot be offset by an adjustment to the reserves and thus is not eligible for tax deferral. In addition, if at any time during any taxable year a “disqualified organization” (as defined in the Code) is a record holder of a share in a Fund, then the Fund will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. To the extent permitted under the 1940 Act, the Fund may elect to specially allocate any such tax to the applicable disqualified organization, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. The Funds have not yet determined whether such an election will be made.

Under current law, the Funds serve to “block” (that is, prevent the attribution to shareholders of) UBTI from being realized by tax-exempt shareholders. Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b).

In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in regulated investment companies that invest directly or indirectly in residual interests in REMICs or in taxable mortgage pools. Under legislation enacted in December 2006, a charitable remainder trust, as defined in section 664 of the Code, that realizes UBTI for a taxable year must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in November 2006, a CRT will not recognize UBTI solely as a result of investing in the Fund that recognizes “excess inclusion income” (which is described earlier). Rather, as described above, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in a Fund that recognizes “excess inclusion income,” then the Fund will be subject to a tax on that portion of its “excess inclusion income” for the taxable year that is allocable to such shareholders at the highest federal corporate income tax rate. The extent to which the IRS guidance in respect of CRTs remains applicable in light of the December 2006 CRT legislation is unclear. CRTs are urged to consult their tax advisors concerning the consequences of investing in the Funds.

Options, Futures Contracts, and Forward Contracts — Each Fund’s transactions in options, futures contracts, forward contracts, short sales and swaps and related transactions will be subject to special tax rules that may affect the amount, timing, and character of Fund income and distributions to shareholders. For example, certain positions held by a Fund on the last business day of each taxable year will be marked to market (i.e., treated as if closed out on that day), and any gain or loss associated with such positions will be treated as 60% long-term and 40% short-term capital gain or loss. Certain positions held by a Fund that substantially diminish its risk of loss with respect to other positions in its portfolio may constitute ‘‘straddles,’’ and may be subject to special tax rules that would cause deferral of Fund losses, adjustments in the holding periods of Fund securities, and conversion of short-term into long-term capital losses. Certain tax elections exist for straddles that may alter the effects with respect to those investments; in order to distribute this income and avoid a tax on a Fund, the Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss to the Fund. Each Fund intends to limit its activities in options, futures contracts, forward contracts, short sales, and swaps and related transactions to the extent necessary to meet the diversification requirements of Subchapter M of the Code.

Foreign Investments — Special tax considerations apply with respect to foreign investments by a Fund. Foreign exchange gains and losses realized by the Fund may be treated as ordinary income and loss. Use of foreign currencies for non-hedging purposes and investment by the Fund in certain ‘‘passive foreign investment companies’’ may be limited in order to avoid a tax on the Fund. The Fund may elect to mark to market certain investments in ‘‘passive foreign investment companies’’ on the last day of each year. This election may cause the Fund to recognize income prior to the receipt of cash payments with respect to those investments; in

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order to distribute this income and avoid a tax on the Fund, the Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss to the Fund.

Foreign Income Taxes — Investment income received by a Fund and gains with respect to foreign securities may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries that may entitle the Fund to a reduced rate of tax or an exemption from tax on such income; the Fund intends to qualify for treaty reduced rates where available. It is not possible, however, to determine the Fund’s effective rate of foreign tax in advance, since the amount of the Fund’s assets to be invested within various countries is not known.

If more than 50% of the total assets of a Fund are represented by direct investments in foreign stock and securities at the close of its taxable year, the Fund may elect to ‘‘pass through’’ to its shareholders (the insurance company separate accounts or other eligible investor) foreign income taxes paid by it. If the Fund so elects, shareholders will be required to treat their pro rata portions of the foreign income taxes paid by the Fund as part of the amounts distributed to them by it and thus includable in their gross income for federal income tax purposes in the year the foreign income tax was paid. Provided certain conditions are met and subject to limitation, a shareholder who includes such foreign income taxes paid by the Fund in its gross income may be able to claim a credit or deduction.

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PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

Specific decisions to purchase or sell securities for the Funds are made by persons affiliated with the Adviser. Any such person may serve other clients of the Adviser or any subsidiary of the Adviser in a similar capacity.

In connection with the selection of broker/dealers and the placing of Fund portfolio transactions, the Adviser seeks to achieve for the Funds the best overall price and execution available from responsible brokerage firms, taking account of all factors it deems relevant, including by way of illustration: price; the size of the transaction; the nature of the market of the security; the amount of the commission; the timing and impact of the transaction taking into account market prices and trends; the reputation, experience and financial stability of the broker/dealer involved; the willingness of the broker/dealer to commit capital; the need for anonymity in the market; and the quality of services rendered by the broker/dealer in that and other transactions, including the quality of the broker/dealer’s research.

In the case of securities traded in the over-the-counter market, portfolio transactions may be effected either on an agency basis, which involves the payment of negotiated brokerage commissions to the broker/dealer, including electronic communication networks, or on a principal basis at net prices without commissions, but which include compensation to the broker/dealer in the form of a mark-up or mark-down, depending on where the Adviser believes best execution is available. In the case of securities purchased from underwriters, the cost of such securities generally includes a fixed underwriting commission or concession. From time to time, soliciting dealer fees are available to the Adviser on tender or exchange offers. Such soliciting or dealer fees are, in effect, recaptured by the Funds.

As permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended (‘‘Section 28(e)’’), the Adviser may cause the Funds to pay a broker/dealer which provides “brokerage and research services” (as defined by the Securities Exchange Act of 1934, as amended) to the Adviser an amount of commission for effecting a securities transaction for the Funds in excess of the amount other broker/dealers would have charged for the transaction if the Adviser determines in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the effecting broker/dealer viewed in terms of either a particular transaction or the Adviser’s overall responsibilities to the Funds and its other clients. ‘‘Commissions,’’ as interpreted by the SEC, include fees paid to brokers for trades conducted on an agency basis, and certain mark-ups, markdowns, commission equivalents and other fees received by dealers in riskless principal transactions placed in the over-the-counter market.

The term ‘‘brokerage and research services’’ includes advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement) or required in connection therewith by applicable rules. In determining whether a service or product qualifies as “brokerage and research services,” the Adviser evaluates whether the service or product provides lawful and appropriate assistance to the Adviser in carrying out its investment decision-making responsibilities. It is often not possible to place a dollar value on the brokerage and research services the Adviser received from brokers. The determination and evaluation of the reasonableness of the brokerage commissions paid in connection with portfolio transactions is based primarily on the professional opinions of the persons responsible for the placement and review of such transactions.

Broker/dealers may be willing to furnish statistical, research and other factual information or services (‘‘Research’’), for example, investment research reports; access to analysts; execution systems and trading analytics; reports or databases containing corporate, fundamental, and technical analyses; portfolio modeling strategies; and economic research services, such as publications, chart services, and advice from economists concerning macroeconomics information, and analytical investment information about particular corporations to the Adviser for no consideration other than brokerage or underwriting commissions. Such broker/dealers (or affiliates of such broker/dealers) may be involved from time to time in executing, clearing or settling securities transactions on behalf of the Funds (“Executing Brokers”), or may have entered into agreements with one or more Executing Brokers pursuant to which they are responsible for performing one or more functions, the performance of which has been identified by the SEC as being sufficient to constitute effecting securities transactions within the meaning of Section 28(e) as interpreted by the SEC (collectively, together with Executing Brokers, “Effecting

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Brokers”). In reliance on this interpretation the Adviser expects to enter into Commission Sharing Agreements with Executing Brokers which will provide for the Executing Brokers to pay a portion of the Commissions paid by the Funds for securities transactions to Effecting Brokers. In addition to effecting securities transactions on behalf of the Funds pursuant to a Commission Sharing Agreement, the Effecting Brokers will also provide Research for the benefit of the Adviser. If a government agency with regulatory authority over the affairs of the Adviser or its subsidiaries, or a court of competent jurisdiction, were to determine that an Effecting Broker is not effecting a securities transaction within the meaning of Section 28(e), the Adviser believes that such Research should be considered as Research provided by the relevant Executing Broker and permitted by Section 28(e), provided that the relationship with such Executing Broker is otherwise consistent with the requirement for Research under Section 28(e). In such circumstances the Adviser will in effect be paying a greater commission in order to obtain third party research. The Adviser may use brokerage commissions from the Funds’ portfolio transactions to acquire Research, subject to the procedures and limitations described in this discussion.

The advisory fee paid by each of the Funds to the Adviser is not reduced as a consequence of the Adviser’s receipt of Research. To the extent the Funds’ portfolio transactions are used to obtain Research, the brokerage commissions paid by the Funds might exceed those that might otherwise be paid for execution only. The Research received may be useful and of value to the Adviser in serving both the Funds and other clients of the Adviser; accordingly, not all of the Research provided by brokers through which the Funds effect securities transactions may be used by the Adviser in connection with the Funds. The Adviser would, through the use of the Research, avoid the additional expenses that would be incurred if it attempted to develop comparable information through its own staff or if it purchased such Research with its own resources.

From time to time, the Adviser prepares a list of broker/dealer firms that have been deemed by the Adviser to provide valuable Research as determined periodically by the investment staff (‘‘Research Firms’’), together with a suggested non-binding amount of brokerage commissions (‘‘non-binding target’’) to be allocated to each Research Firm, subject to certain requirements. These Research Firms may include Executing Brokers and Effecting Brokers. In instances when the Adviser allocates commissions to Research Firms that are effecting trades within the meaning of Section 28(e) on behalf of client accounts, such trades will be executed in accordance with the Adviser’s obligation to seek best execution for its client accounts. Neither the Adviser nor the Funds have an obligation to any Research Firm if the amount of brokerage commissions paid to the Research Firm is less than the applicable non-binding target. The Adviser reserves the right to pay cash to the Research Firm from its own resources in an amount the Adviser determines in its discretion.

If the Adviser determines that any service or product has a mixed use (i.e., it also serves functions that do not assist the investment decision-making or trading process), the Adviser will allocate the costs of such service or product accordingly in its reasonable discretion. The Adviser will allocate brokerage commissions to Research Firms only for the portion of the service or product that the Adviser determines assists it in the investment decision-making or trading process and will pay for the remaining value of the product or service in cash.

In effecting portfolio transactions on behalf of the Funds and the Adviser’s other clients, the Adviser from time to time may instruct the broker/dealer that executes a transaction to allocate, or ‘‘step out,’’ a portion of such transaction to another broker/dealer. The broker/dealer to which the Adviser has ‘‘stepped out’’ would then settle and complete the designated portion of the transaction, and the executing broker/dealer would settle and complete the remaining portion of the transaction that has not been ‘‘stepped out.’’ Each broker/dealer may receive a commission or brokerage fee with respect to that portion of the transaction that it settles and completes.

In certain instances there may be securities that are suitable for the Funds’ portfolios as well as for one or more of the other clients of the Adviser or of any subsidiary of the Adviser (or that the Adviser believes should no longer be held by the Funds’ portfolios or by other clients of the Adviser or any subsidiary of the Adviser). It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. Transactions for each client are generally effected independently unless the Adviser determines to purchase or sell the same securities for several clients at approximately the same time. The Adviser may, but is not required to, aggregate together purchases and sales for several clients and will allocate the trades in a fair and equitable manner, across participating clients. The Adviser has adopted policies that are reasonably designed to ensure that when two or more clients are simultaneously engaged in the

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purchase or sale of the same security, the securities are allocated among clients in a manner believed by the Adviser to be fair and equitable to each. Among other things, these policies prohibit allocations of equity initial public offerings, equity limited offerings or fixed income new issues to, among others: (1) Private Portfolio Management accounts; (2) funds or other accounts the beneficial owners of which are principally the Adviser’s officers and employees of the Trust or Trustees which are not being offered to the public; and (3) any accounts owned beneficially solely by the Adviser or any direct or indirect subsidiary of the Adviser. However, these policies do not prohibit allocations to funds or other accounts owned beneficially by Sun Life of Canada (U.S.) Financial Services Holdings, Inc., or Sun Life Financial Inc., or their affiliates other than the Adviser and its direct and indirect subsidiaries. In addition, accounts in which the Adviser or any of its direct or indirect subsidiaries is the sole beneficial owner generally will be allocated investment opportunities (other than with respect to equity initial public offerings, equity limited offerings or fixed income new issues) on the same basis as Funds or other clients of the Adviser when the account has been established and seeded by the Adviser or the subsidiary with a limited amount of assets for the purpose of establishing a performance record to enable the Adviser or the subsidiary to offer the account’s investment style to unaffiliated third parties.

It is recognized that in some cases this system could have a detrimental effect on the price or availability of a security as far as the Funds are concerned.

Brokerage commissions paid by each Fund for certain specified periods, information concerning purchases by each Fund of securities issued by its regular broker/dealers for its most recent fiscal year, and information concerning the amount of transactions and related commissions to broker/dealer firms that MFS has determined provide valuable research for each Fund’s most recent fiscal year, are set forth in Appendix K.

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DISCLOSURE OF PORTFOLIO HOLDINGS

Each Fund has established a policy governing the disclosure of its portfolio holdings that is reasonably designed to protect the confidentiality of the Fund’s non-public portfolio holdings and prevent inappropriate selective disclosure of such holdings. The Fund’s Board of Trustees has approved this policy and will be asked to approve any material amendments to this policy. Exceptions to this policy may be authorized by MFS’ general counsel or a senior member of the MFS legal department acting under the supervision of MFS’ general counsel (an ‘‘Authorized Person’’).

Neither MFS nor the Funds will receive any compensation or other consideration in connection with its disclosure of Fund portfolio holdings.

Public Disclosure of Portfolio Holdings

In addition to the public disclosure of Fund portfolio holdings through required SEC quarterly filings, a Fund may make its portfolio holdings publicly available on the MFS Web site in such scope and form and with such frequency as MFS may reasonably determine.

The following information is generally available to you on the MFS Web site (mfs.com):

Information	Approximate Date of Posting to Web Site
Fund’s full securities holdings as of each month’s end	24 days after month end

Fund’s top 10 securities holdings as of each month’s end	14 days after month end

If a fund has substantial investments in both equity and debt instruments, the fund’s top 10 equity holdings and top 10 debt holdings will be made available.

Note that the Fund or MFS may suspend the posting of this information or modify the elements of this Web posting policy without notice to shareholders. Once posted, the above information will remain available on the Web site until at least the date on which the Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the Web site information is current.

Certain registered investment companies that are advised by MFS and registered investment companies that are sub-advised by MFS or its affiliates are subject to different portfolio holdings disclosure policies that may permit public disclosure of portfolio holdings information in different forms and at different times. In addition, separate account and unregistered product clients of MFS or its affiliates have same day access to their portfolio holdings, and prospective clients and their advisers have access to representative portfolio holdings. Some of these registered investment companies, sub-advised Funds, separate accounts, and unregistered products, all advised or sub-advised by MFS or its affiliates, have substantially similar, or in some cases, nearly identical, portfolio holdings to certain Funds (Similarly Managed Investment Products). A Similarly Managed Investment Product is not subject to the portfolio holdings disclosure policies of the Fund to which it is similar and may disclose its similar or nearly identical portfolio holdings information in different forms and at different times than such Fund.

A Fund’s portfolio holdings are considered to be publicly disclosed: (a) upon the disclosure of the portfolio holdings in a publicly available, routine filing with the SEC that is required to include the information; (b) the day after the Fund makes such information available on its Web site (assuming that it discloses in its prospectus that such information is available on its Web site); or (c) at such additional times and on such additional basis as determined by the SEC or its staff.

Disclosure of Non-Public Portfolio Holdings

A Fund may, in certain cases, disclose to third parties its portfolio holdings which have not been made publicly available. Disclosure of non-public portfolio holdings to third parties may only be made if an Authorized Person determines that such disclosure is not impermissible under applicable law or regulation. In addition, the third party receiving the non-public portfolio holdings may, at the discretion of an Authorized Person, be required to agree in writing to keep the information confidential and/or agree not to trade directly or indirectly based on the information. Such agreements may not be required in circumstances such as where portfolio securities are

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disclosed to brokers to obtain bids/prices or in interviews with the media. MFS will use reasonable efforts to monitor a recipient’s use of non-public portfolio holdings provided under these agreements by means that may include contractual provisions, notices reminding a recipient of their obligations or other commercially reasonable means. The restrictions and obligations described in this paragraph do not apply to non-public portfolio holdings provided to MFS or its affiliates.

In addition, to the extent that an Authorized Person determines that there is a potential conflict with respect to the disclosure of information that is not publicly available between the interests of a Fund’s shareholders, on the one hand, and MFS, MFD or an affiliated person of MFS, MFD, or the Fund, on the other hand, the Authorized Person must inform MFS’ conflicts officer of such potential conflict, and MFS’ conflicts officer shall determine whether, in light of the potential conflict, disclosure is reasonable under the circumstances, and shall report such potential conflict of interest determinations to the Fund’s Independent Chief Compliance Officer and the Board of Trustees of the Fund. MFS also reports to the Board of Trustees of the Fund regarding the disclosure of information regarding the Fund that is not publicly available.

Subject to compliance with the standards set forth in the previous two paragraphs, non-public portfolio holdings may be disclosed in the following circumstances:

Employees of MFS or MFD (collectively ‘‘Fund representatives’’) disclose non-public portfolio holdings in connection with the day-to-day operations and management of the Fund. Full portfolio holdings are disclosed to a Fund’s custodians, independent registered accounting firm, financial printers, regulatory authorities, and stock exchanges and other listing organizations. Portfolio holdings are disclosed to a Fund’s pricing service vendors and broker/dealers when requesting bids for, or price quotations on, securities, and to other persons (including independent contractors) who provide systems or software support in connection with Fund operations, including accounting, compliance support, and pricing. Portfolio holdings may also be disclosed to persons assisting a Fund in the voting of proxies or in connection with litigation relating to Fund portfolio holdings. In connection with managing the Funds, MFS may use analytical systems provided by third parties who may have access to Fund portfolio holdings.

Non-public portfolio holdings may be disclosed in connection with other activities, such as to participants in in-kind purchases and redemptions of Fund shares, to service providers facilitating the distribution or analysis of portfolio holdings, once the information is public, and in other circumstances not described above. All such disclosures are subject to compliance with the applicable disclosure standards.

In addition, subject to such disclosure not being impermissible under applicable law or regulation, Fund representatives may disclose Fund portfolio holdings and related information, which may be based on non-public portfolio holdings, under the following circumstances (among others):

Fund representatives may provide oral or written information (“portfolio commentary”) about a Fund, including, but not limited to, how the Fund’s investments are divided among various sectors, industries, countries, value and growth stocks, small, mid, and large-cap stocks, among stocks, bonds, currencies and cash, types of bonds, bond maturities, bond coupons, and bond credit quality ratings. This portfolio commentary may also include information on how these various weightings and factors contributed to Fund performance. Fund representatives may also express their views orally or in writing on one or more of a Fund’s portfolio holdings or may state that a Fund has recently purchased or sold one or more holdings.

Fund representatives may also provide oral or written information (‘‘statistical information’’) about various financial characteristics of a Fund or its underlying portfolio securities including, but not limited to, alpha, beta, coefficient of determination, duration, maturity, information ratio, Sharpe ratio, earnings growth, payout ratio, price/book value, projected earnings growth, return on equity, standard deviation, tracking error, weighted average quality, market capitalization, percent debt to equity, price to cash flow, dividend yield or growth, default rate, portfolio turnover, and risk and style characteristics.

The portfolio commentary and statistical information may be provided to members of the press, shareholders in the Fund, persons considering investing in the Fund, or representatives of such shareholders or potential shareholders, such as fiduciaries of a 401(k) plan or a trust and their advisers, and the content and nature of the information provided to each of these persons may differ.

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Ongoing Arrangements To Make Non-Public Portfolio Holdings Available

With authorization from an Authorized Person consistent with “Disclosure of Non-Public Portfolio Holdings” above, Fund representatives may disclose non-public Fund portfolio holdings to the recipients identified on Appendix L, or permit the recipients identified in Appendix L to have access to non-public Fund portfolio holdings, on an on-going basis.

This list of recipients in Appendix L is current as of March 31, 2008, and any additions, modifications, or deletions to this list that have occurred since March 31, 2008, are not reflected. The portfolio holdings of the Fund which are provided to these recipients, or to which these recipients have access, may be the Fund’s current portfolio holdings. As a condition to receiving or being provided access to non-public Fund portfolio holdings, the recipients listed in Appendix L must agree, or otherwise have an independent duty, to maintain this information in confidence.

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DETERMINATION OF NET ASSET VALUE

The net asset value per share of each class of the Funds is determined each day during which the New York Stock Exchange (the ‘‘Exchange’’) is open for trading. (As of the date of this SAI, the Exchange is open for trading every weekday except in an emergency and for the following holidays (or the days on which they are observed): New Year’s Day; Martin Luther King Day; Presidents’ Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving Day, and Christmas Day.) This determination is made once each day as of the close of regular trading on the Exchange (generally, 4 p.m., Eastern time) (the “valuation time”) by deducting the amount of the liabilities attributable to the class from the value of the assets attributable to the class and dividing the difference by the number of Fund shares outstanding for that class. In accordance with regulations for regulated investment companies and except for money market funds, changes in portfolio holdings and number of shares outstanding are generally reflected in a Fund’s net asset value the next business day after such change.

Money Market Funds

Money market instruments are valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. Each money market fund’s use of amortized cost is subject to the Fund’s compliance with Rule 2a-7 under the Investment Company Act of 1940. The amortized cost value of an instrument can be different from the market value of an instrument.

The Board of Trustees for each money market fund has established procedures designed to stabilize its net asset value per share at $1.00 and has delegated to the Adviser the responsibility for the implementation and administration of such procedures. Under the procedures, the adviser is responsible for monitoring and notifying the Board of Trustees of circumstances where the net asset value calculated by using market valuations may deviate from the $1.00 per share calculated using amortized cost and might result in a material dilution or other unfair result to investors or existing shareholders. Under such circumstances, the Board may take such corrective action, if any, as it deems appropriate to eliminate or reduce, to the extent reasonably practicable, any such dilution or unfair results. Such corrective action could include selling portfolio instruments prior to maturity to realize capital gains or losses; shortening average portfolio maturity; withholding dividends; calculating net asset value by using available market quotations; and such other measures as the Trustees may deem appropriate.

Non-Money Market Funds

Open-end investment companies are generally valued at their net asset value per share. The underlying investments of open-end investment companies managed by the Adviser are valued as described below.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as provided by an independent pricing service on the market or exchange on which such securities are primarily traded. For securities held short for which there were no sales reported that day, the position is generally valued at the last quoted daily ask quotation as provided by an independent pricing service on the market or exchange on which such securities are primarily traded.

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by an independent pricing service.

Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value.

Exchange-traded options are generally valued at the last sale or official closing price as provided by an independent pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by an independent pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued using an external pricing model that uses market data from an independent source.

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Futures contracts are generally valued at last posted settlement price as provided by an independent pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by an independent pricing service on the market on which such futures contracts are primarily traded.

Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by an independent pricing service for proximate time periods.

Swaps are generally valued at valuations provided by an independent pricing service.

Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker/dealer bid quotation.

Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by an independent pricing service.

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DESCRIPTION OF SHARES, VOTING RIGHTS, AND LIABILITIES

The Trust’s Declaration of Trust, as amended or amended and restated from time to time, permits the Trust’s Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) of each series, to divide or combine the shares of any series into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in that series, and to divide such shares into classes. The Board of Trustees has reserved the right to create and issue additional series and classes of shares and to classify or reclassify outstanding shares.

Each shareholder of the Fund is entitled to one vote for each dollar of net asset value (number of shares of the Fund owned times net asset value per share) of the Fund, on each matter on which the shareholder is entitled to vote. Each fractional dollar amount is entitled to a proportionate fractional vote. Except when a larger vote is required by applicable law, a majority of the voting power of the shares voted in person or by proxy on a matter will decide that matter and a plurality of the voting power of the shares voted in person or by proxy will elect a Trustee. Shareholders of all series of the Trust generally will vote together on all matters except when a particular matter affects only shareholders of a particular class or series or when applicable law requires shareholders to vote separately by series or class.

If and to the extent required by law, a Participating Insurance Company holding shares in the Fund(s) shall (a) solicit voting instructions from Contract holders; (b) vote the shares in accordance with instructions received from Contract holders; and (c) vote the shares for which no instructions have been received in the same proportion as the shares of such fund for which instructions have been received from Contract holders; so long as and to the extent that the SEC continues to interpret the 1940 Act to require pass through voting privileges for variable contract owners. Because the Participating Insurance Companies will vote shares attributable to Contracts for which it does not receive voting instructions in the same proportion as the shares for which it does receive voting instructions, a small number of Contract holders may determine the outcome of a vote.

Except in limited circumstances, the Trustees may, without any shareholder vote, amend or otherwise supplement the Trust’s Declaration of Trust. The Trust, or any series or class thereof, may merge or consolidate or may sell, lease, or exchange all or substantially all of its assets if authorized (either at a meeting or by written consent) by a Majority Shareholder Vote of the class, series, or trust, as applicable. The Trust, or any series or class, may reincorporate or reorganize (but not with another operating entity) without any shareholder vote. The Trust, any series of the Trust, or any class of any series, may be terminated at any time: 1) by a Majority Shareholder Vote; or 2) by the Trustees by written notice to the shareholders of that series or class.

The Trustees may cause a shareholder’s shares to be redeemed for any reason under terms set by the Trustees, including, but not limited to, 1) to protect the tax status of a Fund, 2) the failure of a shareholder to provide a tax identification number if required to do so, 3) the failure of a shareholder to pay when due for the purchase of shares issued to the shareholder, 4) in order to eliminate accounts whose values are less than a minimum amount established by the Trustees, 5) the failure of a shareholder to meet or maintain the qualifications for ownership of a particular class of shares, and 6) to eliminate ownership of shares by a particular shareholder when the Trustees determine that the particular shareholder’s ownership is not in the best interests of the other shareholders of the applicable Fund (for example, in the case of an alleged market timer). The exercise of the above powers is subject to any applicable provisions under the 1940 Act or the rules adopted thereunder.

Under the Declaration of Trust, the Fund may convert to a master/feeder structure or a fund of funds structure without shareholder approval. In a master/feeder structure, a Fund invests all of its assets in another investment company with similar investment objectives and policies. In a Fund of Funds structure, a Fund invests all or a portion of its assets in multiple investment companies.

The Trust is an entity commonly known as a “Massachusetts business trust.” Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of Trust property for any shareholder held personally liable for the obligations of the Trust. The Trust also maintains insurance for the protection of the Trust and its shareholders and the Trustees, officers, employees, and agents of the Trust covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

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The Declaration of Trust further provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust, and that the Trustees will not be liable for any action or failure to act, but nothing in the Declaration of Trust or other agreement with a Trustee protects a Trustee against any liability to which he or she would otherwise be subject by reason of his or her willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

The Trust’s Declaration of Trust provides that shareholders may not bring suit on behalf of the fund without first requesting that the Trustees bring such suit unless there would be irreparable injury to the Fund or if a majority of the Trustees (or a majority of Trustees on any committee established to consider the merits of such action) have a personal financial interest in the action. Trustees are not considered to have a personal financial interest by virtue of being compensated for their services as Trustees or as trustees of Funds with the same or an affiliated investment adviser or distributor.

The Trust’s Declaration of Trust provides that by becoming a shareholder of the Fund, each shareholder shall be expressly held to have assented to and agreed to be bound by the provisions of the Declaration of Trust.

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INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND FINANCIAL STATEMENTS

Deloitte and Touche LLP is the independent registered public accounting firm, providing audit services, tax return review, and other related services and assistance in connection with the review of various Securities and Exchange Commission filings.

Each Fund’s Financial Statements and Financial Highlights for the fiscal year ended December 31, 2007, are incorporated by reference into this SAI from the Fund’s Annual Report to shareholders and have been audited by Deloitte and Touche LLP, independent registered public accounting firm, as stated in their report, which is incorporated herein by reference, and have been so incorporated in reliance upon reports of such firm, given upon their authority as experts in accounting and auditing. A copy of each Fund’s Annual Report accompanies this SAI.

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APPENDIX A

TRUSTEES AND OFFICERS – IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of March 20, 2008, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

Name, Date of Birth	Position(s) Held with Fund	Trustee/Officer Since(1)	Principal Occupation During the Past Five Years and Other Directorships(2)
INTERESTED TRUSTEE
David D. Horn(3) (born 6/07/41)	Trustee	April 1986	Private investor; Retired; Sun Life Assurance Company of Canada, Former Senior Vice President and General Manager for the United States (until 1997); Retired: Sun Life Assurance Company of Canada, Director (until March 2004)

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Name, Date of Birth	Position(s) Held with Fund	Trustee/Officer Since(1)	Principal Occupation During the Past Five Years and Other Directorships(2)
INDEPENDENT TRUSTEE
J. Kermit Birchfield (born 1/08/40)	Chairman	May 1997	Consultant; Century Partners, Inc. (investments), Director (1988 to present); Displaytech, Inc. (technology), Director (1995 to present); Dessin Fournir LLC (furniture manufacturer), Director (October 2005 to present); Intermountain Gas Company, Inc. & Intermountain Industries, Inc. (oil & gas exploration and production( (1998 to present); Site Watch LLC (software to monitor oil tanks) Managing Director (2006 to present); Juridica Investments (fund investing in judicial matters) Director (2007 to present); Dairy Mart Convenience Stores, Inc. (convenience stores), Chairman (1997 to 2003)

Robert C. Bishop (born 1/13/43)	Trustee	May 2001	AutoImmune Inc. (pharmaceutical product licensing), Chairman, President and Chief Executive Officer (1992 to present); Caliper Life Sciences Corp. (laboratory analytical instruments), Director (2002 to present); Millipore Corporation (biopharmaceutical/research laboratory products), Director (1997 to present); Optobionics Corporation (ophthalmic devices), Director (2002 to 2007); Quintiles Transnational Corp. (contract research services), Director (until 2003)

Frederick H. Dulles (born 3/12/42)	Trustee	May 2001	Ten State International Law PLLC (law firm), Of Counsel (since 2006); Prudential Carolina Real Estate, (real estate), Broker (since 2006); Free Enterprise Foundation, Inc. (research institute), Director & Secretary (until 2008); Disher, Hamrick & Myers Residential, Inc. (real estate) Broker (until 2006); Frederick H. Dulles law practice (until 2006); Ten State Street LLP (law firm), Member (until 2005); McFadden, Pilkington & Ward LLP (solicitors and registered foreign lawyers), Member & Of Counsel (until June 2003)

Marcia A. Kean (born 6/30/48)	Trustee	April 2005	Feinstein Kean Healthcare (consulting), Chief Executive Officer (since December 2002), Managing Director (prior to 2001); Ardais Corporation (biotech products), Senior Vice President - Commercialization (February 2002 until November 2002)

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Name, Date of Birth	Position(s) Held with Fund	Trustee/Officer Since(1)	Principal Occupation During the Past Five Years and Other Directorships(2)
Ronald G. Steinhart (born 6/15/40)	Trustee	May 2001

Private investor; Penske Automotive Group (automotive retailer), Director (2001 to present); Penson Worldwide, Inc. (securities clearance), Director (2006 to present), Animal Health International, Inc. (animal health products), Director (2007 to present); Texas Industries (concrete/aggregates/

cement), Director (2007 to present); Carreker Corporation (technology consulting), Director (until 2005); Prentiss Properties Trust (real estate investment trust), Director (until 2006)

Haviland Wright (born 7/21/48)	Trustee	May 2001	Elixir Technologies Corporation (software) Director (2005 to present); Nano Loa Inc. (liquid crystal displays), Director (2003 to present); Silk Displays, Inc. (smart polymers) Director (2007 to present); Displaytech, Inc. (technology), Chairman and Chief Executive Officer (1995 until 2002)

TRUSTEE EMERITUS
Samuel Adams (born 10/19/25)	Trustee Emeritus		Retired; Kirkpatrick & Lockhart Preston Gates Ellis LLP (law firm), Of Counsel

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Name, Date of Birth	Position(s) Held with Fund	Trustee/Officer Since(1)	Principal Occupation During the Past Five Years and Other Directorships(2)
OFFICERS
Robert J. Manning(4) (born 10/20/63)	President	March 2008	Massachusetts Financial Services Company, Chief Executive Officer, President, Chief Investment Officer and Director

Maria F. Dwyer(4) (born 12/01/58)	Treasurer	March 2008	Massachusetts Financial Services Company, Executive Vice President and Chief Regulatory Officer (since March 2004); Fidelity Management & Research Company, Vice President (prior to March 2004); Fidelity Group of Funds, President and Treasurer (prior to March 2004); President, MFS Variable Insurance Trust II (November 2005 - March 2008)

Christopher R. Bohane(4) (born 1/18/74)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Vice President and Senior Counsel (since April 2003); Kirkpatrick & Lockhart LLP (law firm), Associate (prior to April 2003)

Ethan D. Corey(4) (born 11/21/63)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel (since April 2006); Special Counsel (Prior to April 2006). Dechert LLP (law firm), Counsel (prior to December 2004)

David L. DiLorenzo(4) (born 8/10/68)	Assistant Treasurer	July 2005	Massachusetts Financial Services Company, Vice President (since June 2005); JP Morgan Investor Services, Vice President (January 2001 to June 2005)

25

Name, Date of Birth	Position(s) Held with Fund	Trustee/Officer Since(1)	Principal Occupation During the Past Five Years and Other Directorships(2)
Timothy M. Fagan(4) (born 7/10/68)	Assistant Secretary and Assistant clerk	September 2005	Massachusetts Financial Services Company, Vice President and Senior Counsel (since May 2005); John Hancock Advisers, LLC, Vice President and Chief Compliance Officer (September 2004 to August 2005); Senior Attorney (prior to September 2004); John Hancock Group of Funds, Vice President and Chief Compliance Officer (September 2004 to December 2004)

Mark D. Fischer(4) (born 10/27/70)	Assistant Treasurer	July 2005	Massachusetts Financial Services Company, Vice President (since May 2005); JP Morgan Investment Management Company, Vice President (prior to May 2005)

Brian E. Langenfeld(4) (born 3/07/73)	Assistant Secretary and Assistant clerk	May 2006	Massachusetts Financial Services Company, Assistant Vice President and Counsel (since May 2006); John Hancock Advisers, LLC, Assistant Vice President and Counsel (May 2005 to April 2006); John Hancock Advisers, LLC, Attorney and Assistant Secretary (prior to May 2005)

Ellen Moynihan(4) (born 11/13/57)	Assistant Treasurer	May 1997	Massachusetts Financial Services Company, Senior Vice President

Susan S. Newton(4) (born 3/07/50)	Assistant Secretary and Assistant Clerk	May 2005	Massachusetts Financial Services Company, Senior Vice President and Assistant General Counsel (since April 2005); John Hancock Advisers, LLC, Senior Vice President, Secretary and Chief Legal Officer (prior to April 2005); John Hancock Group of Funds, Senior Vice President, Secretary and Chief Legal Officer (prior to April 2005)

Name, Date of Birth	Position(s) Held with Fund	Trustee/Officer Since(1)	Principal Occupation During the Past Five Years and Other Directorships(2)
Susan A. Pereira(4) (born 11/05/70)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Vice President and Senior Counsel (since June 2004); Bingham McCutchen LLP (law firm), Associate (prior to June 2004)

Mark N. Polebaum(4) (born 05/01/52)	Secretary and Assistant Clerk	February 2006	Massachusetts Financial Services Company, Executive Vice President, General Counsel and Secretary (since January 2006); Wilmer Cutler Pickering Hale and Dorr LLP (law firm), Partner (prior to January 2006)

26

Frank L. Tarantino (born 3/07/44)	Independent Chief Compliance Officer	September 2004	Tarantino LLC (provider of compliance services), Principal (since June 2004); CRA Business Strategies Group (consulting services), Executive Vice President (prior to June 2004)

Richard S. Weitzel(4) (born 7/16/70)	Assistant Secretary and Assistant Clerk	October 2007	Massachusetts Financial Services Company Vice President and Assistant General Counsel (since 2007); Vice President and Senior Counsel (since May 2004); Massachusetts Department of Business and Technology, General Counsel (February 2003 to April 2004); Massachusetts Office of the Attorney General, Assistant Attorney General (prior to February 2003)

James O. Yost(4) (born 6/12/60)	Assistant Treasurer	April 1992	Massachusetts Financial Services Company, Senior Vice President

(1)	Date first appointed to serve as Trustee/Officer of a Fund/variable account overseen by the Board of Trustees. Each Trustee has served continuously since appointment.

(2)	Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., “public companies”).

(3)

“Interested person” of Sun Life of Canada (U.S.) within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the Series. The address of Sun Life of Canada (U.S.) is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

(4)	“Interested person” of MFS within the meaning of the Investment Company Act of 1940. The address of MFS is 500 Boylston Street, Boston Massachusetts 02116.

All of the Trustees are also Members of the Boards of Managers of Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, Global Governments Variable Account, and Total Return Variable Account, which were established by Sun Life of Canada (U.S.) in connection with the sale of Compass combination fixed/variable annuity contracts. The executive officers of the Trust hold similar offices for these variable accounts and other funds in the MFS Family of Funds. Each Trustee serves as a Trustee or Manager of 34 variable accounts/Funds.

The Trust does not hold annual meetings for the purpose of electing Trustees, and Trustees are not elected to fixed terms. This means that each Trustee is elected to hold office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Each officer will hold office until his or her successor is chosen and qualified or until he or she retires, resigns or is removed from office.

27

APPENDIX B

TRUSTEE COMPENSATION AND COMMITTEES

Each Fund pays the Trustees an annual fee plus a fee for each meeting attended. In addition, the Trustees are reimbursed for their out-of-pocket expenses.

Trustee Compensation Table

The fees paid by each Fund are set forth below:

Fund(1)	Samuel Adams	J. Kermit Birchfield	Robert C. Bishop	Frederick Dulles
MFS Bond Portfolio	$1,051	$2,691	$2,102	$2,102
MFS Blended Research Core Equity Portfolio (formerly, Massachusetts Investors Trust Series)	$6,095	$15,607	$12,190	$12,190
MFS Blended Research Growth Portfolio(#)	$0	$0	$0	$0
MFS Blended Research Value Portfolio(#)	$0	$0	$0	$0
MFS Capital Appreciation Portfolio	$2,972	$7,611	$5,944	$5,944
MFS Core Equity Portfolio	$1,487	$3,807	$2,973	$2,973
MFS Emerging Markets Equity Portfolio	$577	$1,477	$1,153	$1,153
MFS Global Governments Portfolio	$231	$591	$462	$462
MFS Global Growth Portfolio	$837	$2,144	$1,674	$1,674
MFS Global Total Return Portfolio	$955	$2,446	$1,910	$1,910
MFS Government Securities Portfolio	$3,510	$8,989	$7,021	$7,021
MFS Growth Portfolio (formerly, Emerging Growth Series)	$1,668	$4,271	$3,336	$3,336
MFS High Yield Portfolio	$1,892	$4,846	$3,785	$3,785
MFS International Growth Portfolio	$867	$2,220	$1,734	$1,734
MFS International Value Portfolio	$790	$2,024	$1,581	$1,581
MFS Massachusetts Investors Growth Stock Portfolio	$2,633	$6,743	$5,267	$5,267
MFS Mid Cap Growth Portfolio	$479	$1,227	$958	$958
MFS Mid Cap Value Portfolio	$133	$340	$265	$265
MFS Money Market Portfolio	$2,354	$6,028	$4,708	$4,708
MFS New Discovery Portfolio	$1,834	$4,697	$3,669	$3,669
MFS Research Portfolio	$1,804	$4,621	$3,609	$3,609
MFS Research International Portfolio	$1,467	$3,757	$2,934	$2,934
MFS Strategic Income Portfolio	$406	$1,039	$812	$812
MFS Strategic Value Portfolio	$48	$124	$97	$97
MFS Technology Portfolio	$117	$299	$233	$233
MFS Total Return Portfolio	$11,236	$28,772	$22,472	$22,472
MFS Utilities Portfolio	$2,422	$6,203	$4,844	$4,844
MFS Value Portfolio	$2,469	$6,324	$4,939	$4,939

28

Fund	David D. Horn	Marcia Kean	Ronald G. Steinhart	Haviland Wright
MFS Bond Portfolio	$1,984	$2,102	$2,102	$2,102
MFS Blended Research Core Equity Portfolio (formerly, Massachusetts Investors Trust Series)	$11,506	$12,190	$12,190	$12,190
MFS Blended Research Growth Portfolio(#)	$0	$0	$0	$0
MFS Blended Research Value Portfolio(#)	$0	$0	$0	$0
MFS Capital Appreciation Portfolio	$5,611	$5,944	$5,944	$5,944
MFS Core Equity Portfolio	$2,807	$2,973	$2,973	$2,973
MFS Emerging Markets Equity Portfolio	$1,089	$1,153	$1,153	$1,153
MFS Global Governments Portfolio	$436	$462	$462	$462
MFS Global Growth Portfolio	$1,580	$1,674	$1,674	$1,674
MFS Global Total Return Portfolio	$1,803	$1,910	$1,910	$1,910
MFS Government Securities Portfolio	$6,627	$7,021	$7,021	$7,021
MFS Growth Portfolio (formerly Emerging Growth Series)	$3,149	$3,336	$3,336	$3,336
MFS High Yield Portfolio	$3,573	$3,785	$3,785	$3,785
MFS International Growth Portfolio	$1,637	$1,734	$1,734	$1,734
MFS International Value Portfolio	$1,492	$1,581	$1,581	$1,581
MFS Massachusetts Investors Growth Stock Portfolio	$4,971	$5,267	$5,267	$5,267
MFS Mid Cap Growth Portfolio	$905	$958	$958	$958
MFS Mid Cap Value Portfolio	$251	$265	$265	$265
MFS Money Market Portfolio	$4,444	$4,708	$4,708	$4,708
MFS New Discovery Portfolio	$3,463	$3,669	$3,669	$3,669
MFS Research Portfolio	$3,407	$3,609	$3,609	$3,609
MFS Research International Portfolio	$2,770	$2,934	$2,934	$2,934
MFS Strategic Income Portfolio	$766	$812	$812	$812
MFS Strategic Value Portfolio	$91	$97	$97	$97
MFS Technology Portfolio	$220	$233	$233	$233
MFS Total Return Portfolio	$21,212	$22,472	$22,472	$22,472
MFS Utilities Portfolio	$4,573	$4,844	$4,844	$4,844
MFS Value Portfolio	$4,662	$4,939	$4,939	$4,939

(#)	For the period from the commencement of the Fund’s investment operations, December 18, 2007.

29

The total fees from the Funds and Fund complex are set forth below:

Trustee Name	Total Fees from Fund and Fund Complex(2)
Samuel Adams	$53,500
J. Kermit Birchfield	$137,000
Robert C. Bishop	$107,000
Frederick H. Dulles	$107,000
David D. Horn	$101,000
Marcia Kean	$107,000
Ronald G. Steinhart	$107,000
Haviland Wright	$107,000

(1)	Information provided for the fiscal year ended December 31, 2007.

(2)	Information provided for calendar year 2007. Each Trustee receiving compensation served as Trustee of 34 funds/variable accounts within the MFS Fund complex (having aggregate net assets at December 31, 2007, of approximately $9.7 billion).

30

Committees

The Board has established the following Committees:

31

Name of Committee	Number of Meetings in Last Fiscal Year	Functions	Current Members[1]
AUDIT COMMITTEE	6	Provides oversight with respect to the accounting and auditing procedures of the Trust and, among other things, selection of the independent accountants for the Trust and considers the scope of the audit and the effect on the independence of those accountants of any non-audit services such accountants provide to the Trust and any audit or non-audit services such accountants provide to other MFS funds, MFS and/or certain affiliates; pre-approves audit and permissible non-audit services of independent accountants.	Birchfield*, Bishop*, Steinhart*, and Wright*

COMPLIANCE AND GOVERNANCE COMMITTEE	6	Responsible for oversight of the development and implementation of the Funds’ compliance policies, procedures and practices under the 1940 Act and other applicable Laws as well as oversight of compliance policies of the Funds’ investment adviser and certain other service providers as they relate to Fund activities. When the Fund has appointed a chief compliance officer, such person will report directly to the Committee and assists the Committee in carrying out its responsibilities. The Committee also recommends qualified candidates to the Board in the event that a position is vacated or created. Reviews and articulates the governance structure of the Board of Trustees. Administers and approves all elements of Compensation for the Trustees who are not ‘‘interested persons’’ of the Trust as defined in the 1940 Act. The Committee would consider recommendations by shareholders if a vacancy were to exist. Shareholders wishing to recommend Trustee candidates for consideration by the Committee may do so by writing the Trust’s Secretary. Such suggestions must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee to consideration of his or her name by the Committee.	Birchfield*, Dulles*, and Kean*

CONTRACT REVIEW COMMITTEE(2)	0	Requests, reviews and considers the information deemed reasonably necessary to evaluate the terms of the investment advisory, administrative services and principal underwriting agreements and the Plan of Distribution under Rule 12b-1 or any other agreement between the Trust and its affiliates that the Trust proposes to renew or continue, and to make its recommendations to the full Board of Trustees on these matters.	All non-interested Trustees of the Board (Birchfield, Bishop, Dulles, Kean, Steinhart, and Wright)

OPERATIONS COMMITTEE	6	Reviews MFS’ process and procedures, internal controls, and compliance monitoring relating to portfolio trading, best execution and brokerage costs and trade allocations. Reviews procedures for the valuation of securities and periodically reviews information from MFS regarding fair value and liquidity determinations made pursuant to the board-approved procedures, and makes related recommendations to the full Board and, if requested by MFS, assists MFS’ internal valuation committee and/or the full Board in resolving particular valuation matters. Reviews on an ongoing basis the Trust’s proxy voting policies and procedures and recommends the establishment and periodic modifications of such policies and procedures to the full Board.	Horn, Birchfield*, Bishop*, Dulles*, Kean*, Steinhart,* and Wright*

(1)	The Trustees’ identification and background are set forth in Appendix A.

(2)	Duties have been performed by the full Board.

*	Non-interested or independent Trustees.

32

APPENDIX C

SHARE OWNERSHIP

Ownership By Trustees and Officers

Because the Trustees and officers are not eligible to purchase shares of the Trust, no Trustee or officer owned shares of the Trust or any other fund supervised by the Trustees as of the date of this SAI.

25% or Greater Ownership

The following table identifies those investors who own 25% or more of a Fund’s shares (all share classes taken together) as of March 31, 2008. All holdings are of record unless otherwise indicated.

Fund	Name and Address of Investor	Percentage Ownership
MFS Blended Research Core Equity Portfolio (formerly, Massachusetts Investors Trust Series)	Sun Life Financial - US VA Operating Fund Group 50 One Sun Life Executive Park Wellesley Hills MA 02481	91.70%
MFS Blended Research Growth Portfolio	Massachusetts Financial Services Co Attn: Scott Chin 500 Boylston St Fl 19, Boston MA 02116-3471	100.00%
MFS Blended Research Value Portfolio	Massachusetts Financial Services Co Attn: Scott Chin 500 Boylston St Fl 19, Boston MA 02116-3471	100.00%
MFS Bond Portfolio	Sun Life Financial - US VA Operating Fund Group 50 One Sun Life Executive Park Wellesley Hills MA 02481	98.48%
MFS Capital Appreciation Portfolio	Sun Life Financial - US VA Operating Fund Group 50 One Sun Life Executive Park Wellesley Hills MA 02481	85.20%
MFS Core Equity Portfolio	Sun Life Financial - US VA Operating Fund Group 50 One Sun Life Executive Park Wellesley Hills MA 02481	98.20%
MFS Emerging Markets Equity Portfolio	Sun Life Financial - US VA Operating Fund Group 50 One Sun Life Executive Park Wellesley Hills MA 02481	97.40%
MFS Global Governments Portfolio	Sun Life Financial - US VA Operating Fund Group 50 One Sun Life Executive Park Wellesley Hills MA 02481	93.10%
MFS Global Growth Portfolio	Sun Life Financial - US VA Operating Fund Group 50 One Sun Life Executive Park Wellesley Hills MA 02481	94.90%
MFS Global Total Return Portfolio	Sun Life Financial - US VA Operating Fund Group 50 One Sun Life Executive Park Wellesley Hills MA 02481	97.10%
MFS Government Securities Portfolio	Sun Life Financial - US VA Operating Fund Group 50 One Sun Life Executive Park Wellesley Hills MA 02481	84.60%
MFS Growth Portfolio (formerly, MFS Emerging Growth Portfolio)	Sun Life Financial - US VA Operating Fund Group 50 One Sun Life Executive Park Wellesley Hills MA 02481	89.90%
MFS High Yield Portfolio	Sun Life Financial - US VA Operating Fund Group 50 One Sun Life Executive Park Wellesley Hills MA 02481	85.80%
MFS International Growth Portfolio	Sun Life Financial - US VA Operating Fund Group 50 One Sun Life Executive Park Wellesley Hills MA 02481	89.20%
MFS International Value Portfolio	Sun Life Financial - US VA Operating Fund Group 50 One Sun Life Executive Park Wellesley Hills MA 02481	94.60%
MFS Massachusetts Investors Growth Stock Portfolio	Sun Life Financial - US VA Operating Fund Group 50 One Sun Life Executive Park Wellesley Hills MA 02481	91.90%

33

Fund	Name and Address of Investor	Percentage Ownership
MFS Mid Cap Growth Portfolio	Sun Life Financial - US VA Operating Fund Group 50 One Sun Life Executive Park Wellesley Hills MA 02481	99.00%
MFS Mid Cap Value Portfolio	Sun Life Financial - US VA Operating Fund Group 50 One Sun Life Executive Park Wellesley Hills MA 02481	97.30%
MFS Money Market Portfolio	Sun Life Financial - US VA Operating Fund Group 50 One Sun Life Executive Park Wellesley Hills MA 02481	74.90%
MFS New Discovery Portfolio	Sun Life Financial - US VA Operating Fund Group 50 One Sun Life Executive Park Wellesley Hills MA 02481	74.30%
MFS Research Portfolio	Sun Life Financial - US VA Operating Fund Group 50 One Sun Life Executive Park Wellesley Hills MA 02481	96.20%
MFS Research International Portfolio	Sun Life Financial - US VA Operating Fund Group 50 One Sun Life Executive Park Wellesley Hills MA 02481	92.90%
MFS Strategic Income Portfolio	Sun Life Financial - US VA Operating Fund Group 50 One Sun Life Executive Park Wellesley Hills MA 02481	97.00%
MFS Strategic Value Portfolio	Sun Life Financial - US VA Operating Fund Group 50 One Sun Life Executive Park Wellesley Hills MA 02481	98.10%
MFS Technology Portfolio	Sun Life Financial - US VA Operating Fund Group 50 One Sun Life Executive Park Wellesley Hills MA 02481	100%
MFS Total Return Portfolio	Sun Life Financial - US VA Operating Fund Group 50 One Sun Life Executive Park Wellesley Hills MA 02481	86.60%
MFS Utilities Portfolio	Sun Life Financial - US VA Operating Fund Group 50 One Sun Life Executive Park Wellesley Hills MA 02481	86.41%
MFS Value Portfolio	Sun Life Financial - US VA Operating Fund Group 50 One Sun Life Executive Park Wellesley Hills MA 02481	96.85%

34

5% or Greater Ownership of Share Class

The following table identifies those investors who own 5% or more of any class of a Fund’s shares as of March 31, 2008. All holdings are of record unless otherwise indicated:

Fund	Name and Address of Investor	Percentage Ownership
MFS Blended Research Core Equity Portfolio (formerly, Massachusetts Investors Trust Series)	Sun Life Financial - US VA Operating Fund Group 50 One Sun Life Executive Park Wellesley Hills MA 02481	91.76% of Initial Class 91.62% of Service Class

MFS Blended Research Core Equity Portfolio (formerly, Massachusetts Investors Trust Series)	Sun Life Financial - US VA Operating Fund Group 60 One Sun Life Executive Park Wellesley Hills MA 02481	6.49% of Service Class

MFS Blended Research Growth Portfolio	Massachusetts Financial Services Co Attn: Scott Chin 500 Boylston St Fl 19, Boston MA 02116-3471	100.00% of Service Class 100.00% of Initial Class

MFS Blended Research Value Portfolio	Massachusetts Financial Services Co Attn: Scott Chin 500 Boylston St Fl 19, Boston MA 02116-3471	100.00% of Service Class 100.00% of Initial Class

MFS Bond Portfolio	Sun Life Financial - US VA Operating Fund Group 50 One Sun Life Executive Park Wellesley Hills MA 02481	98.27% of Initial Class 98.77% of Service Class

MFS Capital Appreciation Portfolio	Sun Life Financial - US VA Operating Fund Group 50 One Sun Life Executive Park Wellesley Hills MA 02481	84.64 % of Initial Class 95.34% of Service Class

MFS Capital Appreciation Portfolio	Sun Life Financial - US NY Operating Fund Group 60 One Sun Life Executive Park Wellesley Hills MA 02481	7.77% of Initial Class

MFS Core Equity Portfolio	Sun Life Financial - US VA Operating Fund Group 50 One Sun Life Executive Park Wellesley Hills MA 02481	98.21% of Initial Class 98.61% of Service Class

MFS Emerging Markets Equity Portfolio	Sun Life Financial - US VA Operating Fund Group 50 One Sun Life Executive Park Wellesley Hills MA 02481	97.72% of Initial Class 96.64% of Service Class

MFS Global Governments Portfolio	Sun Life Financial - US VA Operating Fund Group 50 One Sun Life Executive Park Wellesley Hills MA 02481	92.34% of Initial Class 99.38% of Service Class

MFS Global Governments Portfolio	Sun Life Financial - US NY Operating Fund Group 60 One Sun Life Executive Park Wellesley Hills MA 02481	6.01% of Initial Class

MFS Global Growth Portfolio	Sun Life Financial - US VA Operating Fund Group 50 One Sun Life Executive Park Wellesley Hills MA 02481	94.68% of Initial Class 98.61% of Service Class

MFS Global Total Return Portfolio	Sun Life Financial - US VA Operating Fund Group 50 One Sun Life Executive Park Wellesley Hills MA 02481	96.96% of Initial Class 98.34% of Service Class

MFS Government Securities Portfolio	Sun Life Financial - US VA Operating Fund Group 50 One Sun Life Executive Park Wellesley Hills MA 02481	81.65% of Initial Class 87.54% of Service Class

MFS Government Securities Portfolio	Sun Life Financial- US Futurity Operating Fd Group 90 One Sun Life Executive Park Wellesley Hills MA 02481	7.50% of Initial Class 6.40% of Service Class

MFS Government Securities Portfolio	Sun Life Financial - US NY Operating Fund Group 60 One Sun Life Executive Park Wellesley Hills MA 02481	5.86% of Service Class

MFS Growth Portfolio (formerly, MFS Emerging Growth Portfolio)	Sun Life Financial - US VA Operating Fund Group 50 One Sun Life Executive Park Wellesley Hills MA 02481	90.29% of Initial Class 86.46% of Service Class

MFS Growth Portfolio (formerly, MFS Emerging Growth Portfolio)	Sun Life Financial - US Futurity Operating Fd Grp 90 One Sun Life Executive Park Wellesley Hills MA 02481	5.78% of Initial Class 8.24% of Service Class

MFS High Yield Portfolio	Sun Life Financial - US VA Operating Fund Group 50 One Sun Life Executive Park Wellesley Hills MA 02481	82.79% of Initial Class 89.12% of Service Class

MFS High Yield Portfolio	Sun Life Financial- US Futurity Operating Fd Grp 90 One Sun Life Executive Park Wellesley Hills MA 02481	7.59% of Initial Class 6.28% of Service Class

35

Fund	Name and Address of Investor	Percentage Ownership
MFS International Growth Portfolio	Sun Life Financial - US VA Operating Fund Group 50 One Sun Life Executive Park Wellesley Hills MA 02481	88.78% of Initial Class 91.48% of Service Class

MFS International Growth Portfolio	Sun Life Financial Large Case PPVUL Separate Acct H One Sun Life Executive Park Wellesley Hills MA 02481	9.44% of Initial Class

MFS International Growth Portfolio	Sun Life Financial Corporate/Futurity VUL One Sun Life Executive Park Wellesley Hills MA 02481	7.09% of Service Class

MFS International Value Portfolio	Sun Life Financial - US VA Operating Fund Group 50 One Sun Life Executive Park Wellesley Hills MA 02481	97.16% of Initial Class 93.76% of Service Class

MFS International Value Portfolio	Sun Life Financial - US NY Operating Fund Group 60 One Sun Life Executive Park Wellesley Hills MA 02481	6.24% of Service Class

MFS Massachusetts Investors Growth Stock Portfolio	Sun Life Financial - US VA Operating Fund Group 50 One Sun Life Executive Park Wellesley Hills MA 02481	92.65% of Initial Class 90.02% of Service Class

MFS Massachusetts Investors Growth Stock Portfolio	Sun Life Financial - US Futurity Operating Fd Gr 90 One Sun Life Executive Park Wellesley Hills MA 02481	5.43% of Initial Class 7.03% of Service Class

MFS Mid Cap Growth Portfolio	Sun Life Financial - US VA Operating Fund Group 50 One Sun Life Executive Park Wellesley Hills MA 02481	100.00% of Initial Class 98.03% of Service Class

MFS Mid Cap Value Portfolio	MFS Fund Distributors, Inc. 500 Boylston Street Fl 6 Boston MA 02116-3741	100.00% of Initial Class

MFS Mid Cap Value Portfolio	Sun Life Financial - US VA Operating Fund Group 50 One Sun Life Executive Park Wellesley Hills MA 02481	97.46% of Service Class

MFS Money Market Portfolio	Sun Life Financial - US VA Operating Fund Group 50 One Sun Life Executive Park Wellesley Hills MA 02481	59.68% of Initial Class 94.56% of Service Class

MFS Money Market Portfolio	Sun Life Financial - Corporate/Futurity VUL One Sun Life Executive Park Wellesley Hills MA 02481	36.05% of Initial Class

MFS Money Market Portfolio	Sun Life Financial - US NY Operating Fund Group 60 One Sun Life Executive Park Wellesley Hills MA 02481	5.44% of Service Class

MFS New Discovery Portfolio	Sun Life Financial - US VA Operating Fund Group 50 One Sun Life Executive Park Wellesley Hills MA 02481	75.05% of Initial Class 73.95% of Service Class

MFS New Discovery Portfolio	Sun Life Financial - US Futurity Operating Fd Grp 90 One Sun Life Executive Park Wellesley Hills MA 02481	22.09% of Initial Class 19.57% of Service Class

MFS New Discovery Portfolio	Sun Life Financial - US NY Operating Fund Group 60 One Sun Life Executive Park Wellesley Hills MA 02481	5.59% of Service Class

MFS Research Portfolio	Sun Life Financial - US VA Operating Fund Group 50 One Sun Life Executive Park Wellesley Hills MA 02481	96.21% of Initial Class 97.24% of Service Class

MFS Research International Portfolio	Sun Life Financial - US VA Operating Fund Group 50 One Sun Life Executive Park Wellesley Hills MA 02481	90.27% of Initial Class 94.31% of Service Class

MFS Research International Portfolio	Sun Life Financial Large Case VUL Separate Account G One Sun Life Executive Park Wellesley Hills MA 02481	8.20% of Initial Class

MFS Research International Portfolio	Sun Life Financial - US NY Operating Fund Group 60 One Sun Life Executive Park Wellesley Hills MA 02481	5.69% of Service Class

MFS Strategic Income Portfolio	Sun Life Financial - US VA Operating Fund Group 50 One Sun Life Executive Park Wellesley Hills MA 02481	96.78% of Initial Class 97.80% of Service Class

MFS Strategic Value Portfolio	MFS Fund Distributors, Inc. 500 Boylston Street Fl 6 Boston MA 02116-3741	100.00% of Initial Class

MFS Strategic Value Portfolio	Sun Life Financial - US VA Operating Fund Group 50 One Sun Life Executive Park Wellesley Hills MA 02481	98.31% of Service Class

MFS Technology Portfolio	Sun Life Financial - US VA Operating Fund Group 50 One Sun Life Executive Park Wellesley Hills MA 02481	100.00% of Initial Class 100.00% of Service Class

MFS Total Return Portfolio	Sun Life Financial - US VA Operating Fund Group 50 One Sun Life Executive Park Wellesley Hills MA 02481	88.89% of Initial Class 84.58% of Service Class

36

Fund	Name and Address of Investor	Percentage Ownership

MFS Total Return Portfolio	Sun Life Financial - US Futurity Operating Fd Grp 90 One Sun Life Executive Park Wellesley Hills MA 02481	6.49% of Service Class

MFS Total Return Portfolio	Sun Life Financial - US NY Operating Fund Group 60 One Sun Life Executive Park Wellesley Hills MA 02481	8.23% of Service Class

MFS Utilities Portfolio	Sun Life Financial - US VA Operating Fund Group 50 One Sun Life Executive Park Wellesley Hills MA 02481	86.30% of Initial Class 86.30% of Service Class

MFS Utilities Portfolio	Sun Life Financial - US Futurity Operating Fd Grp 90 One Sun Life Executive Park Wellesley Hills MA 02481	9.58% of Initial Class 10.36% of Service Class

MFS Value Portfolio	Sun Life Financial - US VA Operating Fund Group 50 One Sun Life Executive Park Wellesley Hills MA 02481	96.54% of Initial Class 97.35% of Service Class

37

APPENDIX D

PORTFOLIO MANAGER(S)

Compensation

Portfolio manager total cash compensation is a combination of base salary and performance bonus:

Base Salary – Base salary represents a smaller percentage of portfolio manager total cash compensation (generally below 33%) than incentive compensation.

Performance Bonus – Generally, incentive compensation represents a majority of portfolio manager total cash compensation.

With respect to each Fund except the MFS Blended Research Core Equity Portfolio (formerly, Massachusetts Investors Trust Series), MFS Blended Research Growth Portfolio, MFS Blended Research Value Portfolio, MFS Core Equity Portfolio, MFS Mid Cap Growth Portfolio, MFS Mid Cap Value Portfolio, MFS Money Market Portfolio, the MFS Research Portfolio, the MFS Research International Portfolio, and MFS Technology Portfolio, the performance bonus is based on a combination of quantitative and qualitative factors, with more weight given to the former (generally over 60%) and less weight given to the latter.

The quantitative portion is based on pre-tax performance of the accounts managed by the portfolio manager (which includes the Fund and other accounts managed by the portfolio manager) over a one-, three-, and five-year period relative to the appropriate Lipper peer group universes and/or indices. As of December 31, 2007, a benchmark is as follows:

Fund	Portfolio Manager	Benchmark
MFS Bond Portfolio	Richard O. Hawkins Robert D. Persons	Lipper Corporate Debt Funds BBB-Rated Funds

MFS Capital Appreciation Portfolio	Jeffrey C. Constantino Stephen K. Pesek Maureen H. Pettirossi	Lipper Large-Cap Growth Funds

MFS Emerging Markets Equity Portfolio	Nicholas Smithie	Lipper Emerging Markets Funds

MFS Global Governments Portfolio	Matthew W. Ryan Erik S. Weisman	Lipper Global Income Funds

MFS Government Securities Portfolio	Geoffrey L. Schechter	Lipper General US Government Funds

MFS Global Growth Portfolio	Barry P. Dargan Nicholas Smithie	Lipper Variable Global Growth Funds

MFS Global Total Return Portfolio	Nevin P. Chitkara Stephen R. Gorham	Lipper Mixed-Asset Target Allocation Moderate Funds

MFS Growth Portfolio (formerly, MFS Emerging Growth Portfolio)	Eric B. Fischman	Lipper Multi-Cap Growth Funds

MFS High Yield Portfolio	John F. Addeo David P. Cole	Lipper High Current Yield Funds

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Fund	Portfolio Manager	Benchmark
MFS International Growth Portfolio	Barry P. Dargan	Lipper Variable International Growth Funds

MFS International Value Portfolio	Barnaby Wiener	Lipper Variable International Core Funds

MFS Massachusetts Investors Growth Stock Portfolio	Jeffrey C. Constantino Stephen K. Pesek Maureen H. Pettirossi	Lipper Large-Cap Growth Funds

MFS New Discovery Portfolio	Thomas H. Wetherald	Lipper Small-Cap Growth Funds

MFS Strategic Income Portfolio	James J. Calmas	Lipper General Bond Funds

MFS Strategic Value Portfolio	Gregory W. Locraft, Jr.	Lipper Mid-Cap Core Funds

MFS Total Return Portfolio	Nevin P. Chitkara Stephen R. Gorham Brooks A. Taylor	Lipper Mixed-Asset Target Allocation Moderate Funds

MFS Utilities Portfolio	Maura A. Shaughnessy	Lipper Utility Funds

MFS Value Portfolio	Nevin P. Chitkara Stephen R. Gorham	Lipper Equity-Income Funds

Additional or different appropriate peer groups or indices may also be used. Primary weight is given to portfolio performance over a three-year time period with lesser consideration given to portfolio performance over one-year and five year periods (adjusted as appropriate if the portfolio manager has served for less than five years).

The qualitative portion is based on the results of an annual internal peer review process (conducted by other portfolio managers, analysts, and traders) and management’s assessment of overall portfolio manager contributions to investor relations and the investment process (distinct from fund and other account performance).

With respect to MFS Blended Research Core Equity Portfolio (formerly, Massachusetts Investors Trust Series), MFS Blended Research Growth Portfolio, MFS Blended Research Value Portfolio, MFS Mid Cap Growth Portfolio, MFS Mid Cap Value Portfolio, and MFS Technology Portfolio, the performance bonus is based on a combination of quantitative and qualitative factors.

The quantitative portion is based on pre-tax performance of the accounts managed by the portfolio manager (which includes the Fund and other accounts managed by the portfolio manager) over a one-, three-, and five-year period relative to the appropriate Lipper peer group universes and/or indices with respect to each account. As of December 31, 2007, a benchmark is as follows:

Fund	Portfolio Manager	Benchmark
MFS Blended Research Core Equity Portfolio (formerly, Massachusetts Investors Trust Series)	Matthew Krummell	Lipper Mid-Cap Core Funds

MFS Mid Cap Value Portfolio	Jonathan W. Sage	Lipper Mid-Cap Core Funds

MFS Technology Portfolio	Telis D. Bertsekas	Lipper Science & Technology Funds

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Additional or different appropriate peer groups or indices may also be used. Primary weight is given to portfolio performance over a three-year time period with lesser consideration given to portfolio performance over one-year and five-year periods (adjusted as appropriate if the portfolio manager has served for less than five years).

The qualitative portion is based on the results of an annual internal peer review process (conducted by other portfolio managers, analysts, and traders) and management’s assessment of overall portfolio manager contributions to investor relations, the investment process and overall performance (distinct from fund and other account performance).

With respect to MFS Core Equity Portfolio, MFS Research Portfolio, and MFS Research International Portfolio, the performance bonus is based on the results of an annual internal peer review process (conducted by other portfolio managers, analysts, traders, and non-investment personnel) and management’s assessment of overall portfolio manager contributions to investor relations, the investment process and overall performance (distinct from fund and other account performance).

Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests and/or options to acquire equity interests in MFS or its parent company are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process, and other factors.

Finally, portfolio managers are provided with a benefits package including a defined contribution plan, health coverage and other insurance, which are available to other employees of MFS on substantially similar terms. The percentage such benefits represent of any portfolio manager’s compensation depends upon the length of the individual’s tenure at MFS and salary level, as well as other factors.

Ownership of Fund Shares

The following table shows the dollar range of equity securities of each Fund beneficially owned by each Fund’s portfolio manager(s) as of December 31, 2007. The following dollar ranges apply:

N. None

A. $1 – $10,000

B. $10,001 – $50,000

C. $50,001 – $100,000

D. $100,001 – $500,000

E. $500,001 – $1,000,000

F. Over $1,000,000

N - Because the portfolio managers are not eligible to purchase shares of the Funds, no portfolio manager owned shares of a Fund.

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Other Accounts

In addition to the Fund, each Fund’s portfolio manager is responsible (either individually or jointly) for the day-to-day management of certain other accounts, the number and total assets of which, as of December 31, 2007, were as follows:

Fund	Portfolio Manager	Category of Accounts Managed	Number of Accounts	Total Assets
MFS Blended Research Core Equity Portfolio (formerly Massachusetts Investors Trust Series)	Matthew Krummell	Registered Investment Companies*	4	$2.5 billion
		Other Pooled Investment Vehicles	0	N/A
		Other Accounts	4	$28.3 million
MFS Blended Research Growth Portfolio	Eric Weigel	Registered Investment Companies*	4	$1.6 billion
		Other Pooled Investment Vehicles	1	$302.4 million
		Other Accounts	3	$11 million
MFS Blended Research Value Portfolio	Jonathan W. Sage	Registered Investment Companies*	6	$11.9 billion
		Other Pooled Investment Vehicles	0	N/A
		Other Accounts	7	$1.3 billion
MFS Bond Portfolio	Richard O. Hawkins	Registered Investment Companies*	11	$23.8 billion
		Other Pooled Investment Vehicles	0	N/A
		Other Accounts	1	$37.2 million
	Robert D. Persons	Registered Investment Companies*	14	$12.8 billion
		Other Pooled Investment Vehicles	2	$367.7 million
		Other Accounts	1	$32.4 million
MFS Capital Appreciation Portfolio	Jeffrey C. Constantino	Registered Investment Companies*	5	$6.9 billion
		Other Pooled Investment Vehicles	1	$171.9 million
		Other Accounts	0	N/A
	Stephen Pesek	Registered Investment Companies*	10	$9.8 billion
		Other Pooled Investment Vehicles	1	$171.9 million
		Other Accounts	0	N/A
	Maureen H. Pettirossi	Registered Investment Companies*	7	$6.9 billion
		Other Pooled Investment Vehicles	1	$171.9 million
		Other Accounts	0	N/A
MFS Core Equity Portfolio	Katrina Mead	Registered Investment Companies*	7	$4.9 billion
		Other Pooled Investment Vehicles	0	N/A
		Other Accounts	1	$41.8 million
MFS Emerging Markets Equity Portfolio	Nicholas Smithie	Registered Investment Companies*	6	$2.0 billion
		Other Pooled Investment Vehicles	2	$187.3 million
		Other Accounts	3	$86.7 million
MFS Global Governments Portfolio	Matthew W. Ryan	Registered Investment Companies*	13	$4.0 billion

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Fund	Portfolio Manager	Category of Accounts Managed	Number of Accounts	Total Assets
		Other Pooled Investment Vehicles	3	$2.6 billion
		Other Accounts	5	$1.9 billion
	Erik Weisman	Registered Investment Companies*	9	$2.1 billion
		Other Pooled Investment Vehicles	3	$1.7 billion
		Other Accounts	0	N/A
MFS Global Growth Portfolio	Barry P. Dargan	Registered Investment Companies*	6	$2.3 billion
		Other Pooled Investment Vehicles	2	$226.0 million
		Other Accounts	7	$717.6 million
	Nicholas Smithie	Registered Investment Companies*	6	$2.0 billion
		Other Pooled Investment Vehicles	2	$187.3 million
		Other Accounts	3	$86.7 million
MFS Global Total Return Portfolio	Nevin P. Chitkara	Registered Investment Companies*	22	$36.6 billion
		Other Pooled Investment Vehicles	3	$1.9 billion
		Other Accounts	22	$10.5 billion
	Steven R. Gorham	Registered Investment Companies*	22	$36.6 billion
		Other Pooled Investment Vehicles	3	$1.9 billion
		Other Accounts	22	$10.5 billion
	Matthew W. Ryan	Registered Investment Companies*	13	$4.0 billion
		Other Pooled Investment Vehicles	3	$2.6 billion
		Other Accounts	5	$1.6 billion
	Erik S. Weisman	Registered Investment Companies*	9	$2.1 billion
		Other Pooled Investment Vehicles	3	$1.7 billion
		Other Accounts	0	N/A
	Barnaby Wiener	Registered Investment Companies*	4	$2.2 billion
		Other Pooled Investment Vehicles	3	$1.6 billion

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Fund	Portfolio Manager	Category of Accounts Managed	Number of Accounts	Total Assets
		Other Accounts	2	$80.7 million
MFS Government Securities Portfolio	Geoffrey L. Schechter	Registered Investment Companies*	13	$6.7 billion
		Other Pooled Investment Vehicles	1	$252.1 million
		Other Accounts	0	N/A
MFS Growth Portfolio (formerly MFS Emerging Growth Portfolio)	Eric B. Fischman	Registered Investment Companies*	3	$3.9 billion
		Other Pooled Investment Vehicles	0	N/A
		Other Accounts	0	N/A
MFS High Yield Portfolio	John F. Addeo	Registered Investment Companies*	13	$4.3 billion
		Other Pooled Investment Vehicles	3	$485.3 million
		Other Accounts	2	$517.6 million
	David P. Cole	Registered Investment Companies*	11	$4.2 billion
		Other Pooled Investment Vehicles	2	$212.4 million
		Other Accounts	0	N/A
MFS International Growth Portfolio	Barry P. Dargan	Registered Investment Companies*	6	$2.3 billion
		Other Pooled Investment Vehicles	2	$226.0 million
		Other Accounts	7	$717.6 million
MFS International Value Portfolio	Barnaby Wiener	Registered Investment Companies*	4	$2.2 billion
		Other Pooled Investment Vehicles	3	$1.6 billion
		Other Accounts	2	$80.7 million
MFS Massachusetts Investors Growth Stock Portfolio	Jeffrey C. Constantino	Registered Investment Companies*	5	$6.9 billion
		Other Pooled Investment Vehicles	1	$171.9 million
		Other Accounts	0	N/A
	Stephen K. Pesek	Registered Investment Companies*	10	$9.8 billion
		Other Pooled Investment Vehicles	1	$171.9 million
		Other Accounts	0	N/A
	Maureen H. Pettirossi	Registered Investment Companies*	7	$6.9 billion
		Other Pooled Investment Vehicles	1	$171.9 million
		Other Accounts	0	N/A
MFS Mid Cap Growth Portfolio	Matthew Krummell	Registered Investment Companies*	3	$2.2 billion

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Fund	Portfolio Manager	Category of Accounts Managed	Number of Accounts	Total Assets
		Other Pooled Investment Vehicles	0	N/A
		Other Accounts	4	$27.1 million
	Eric Weigel	Registered Investment Companies*	4	$1.6 billion
		Other Pooled Investment Vehicles	1	$302.4 million
		Other Accounts	3	$11 million
MFS Mid Cap Value Portfolio	Jonathan W. Sage	Registered Investment Companies*	6	$11.9 billion
		Other Pooled Investment Vehicles	0	N/A
		Other Accounts	7	$1.3 billion
MFS New Discovery Portfolio	Thomas H. Wetherald	Registered Investment Companies*	4	$1.7 billion
		Other Pooled Investment Vehicles	0	N/A
		Other Accounts	1	$62.6 million
MFS Research International Portfolio	Jose Luis Garcia	Registered Investment Companies*	8	$12.1 billion
		Other Pooled Investment Vehicles	1	$782 million
		Other Accounts	2	$52.2 million
	Thomas Melendez	Registered Investment Companies*	3	$7.0 billion
		Other Pooled Investment Vehicles	0	N/A
		Other Accounts	0	N/A
MFS Research Portfolio	Katrina Mead	Registered Investment Companies*	7	$4.9 billion
		Other Pooled Investment Vehicles	0	N/A
		Other Accounts	1	$41.8 million
MFS Strategic Income Portfolio	John F. Addeo	Registered Investment Companies*	13	$4.3 billion
		Other Pooled Investment Vehicles	3	$485.3 million
		Other Accounts	2	$517.6 million
	James J. Calmas	Registered Investment Companies*	7	$2.5 billion
		Other Pooled Investment Vehicles	4	$553.0 million
		Other Accounts	2	$637.1 million
	Robert D. Persons	Registered Investment Companies*	14	$12.8 billion
		Other Pooled Investment Vehicles	2	$367.7 million
		Other Accounts	1	$32.4 million
	Matthew W. Ryan	Registered Investment Companies*	13	$4.0 billion
		Other Pooled Investment Vehicles	3	$2.6 billion
		Other Accounts	5	$1.6 billion
	Erik S. Weisman	Registered Investment Companies*	9	$2.1 billion
		Other Pooled Investment Vehicles	3	$1.7 billion
		Other Accounts	0	N/A

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Fund	Portfolio Manager	Category of Accounts Managed	Number of Accounts	Total Assets
MFS Strategic Value Portfolio	Gregory W. Locraft, Jr.	Registered Investment Companies*	9	$22.0 billion
		Other Pooled Investment Vehicles	0	N/A
		Other Accounts	0	N/A
MFS Technology Portfolio	Telis D. Bertsekas	Registered Investment Companies*	2	$165 million
		Other Pooled Investment Vehicles	1	$41.4 million
		Other Accounts	1	$31.6 million
MFS Total Return Portfolio	Nevin P. Chitkara	Registered Investment Companies*	22	$36.6 billion
		Other Pooled Investment Vehicles	3	$1.9 billion
		Other Accounts	22	$10.5 billion
	William P. Douglas	Registered Investment Companies*	7	$21.3 billion
		Other Pooled Investment Vehicles	0	N/A
		Other Accounts	0	N/A
	Steven R. Gorham	Registered Investment Companies*	22	$36.6 billion
		Other Pooled Investment Vehicles	3	$1.9 billion
		Other Accounts	22	$10.5 billion
	Richard O. Hawkins	Registered Investment Companies*	11	$23.8 billion
		Other Pooled Investment Vehicles	0	N/A
		Other Accounts	1	$37.2 million
	Gregory W. Locraft, Jr.	Registered Investment Companies*	9	$22.0 billion
		Other Pooled Investment Vehicles	0	N/A
		Other Accounts	0	N/A
	Michael W. Roberge	Registered Investment Companies*	10	$24.4 billion
		Other Pooled Investment Vehicles	1	$95.0 million
		Other Accounts	1	$32.4 million
	Brooks A. Taylor	Registered Investment Companies*	7	$21.3 billion
		Other Pooled Investment Vehicles	0	N/A
		Other Accounts	0	N/A

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Fund	Portfolio Manager	Category of Accounts Managed	Number of Accounts	Total Assets
MFS Utilities Portfolio	Robert D. Persons	Registered Investment Companies*	14	$12.8 billion
		Other Pooled Investment Vehicles	2	$367.7 million
		Other Accounts	1	$32.4 million
	Maura A. Shaughnessy	Registered Investment Companies*	6	$7.9 billion
		Other Pooled Investment Vehicles	0	N/A
		Other Accounts	0	N/A
MFS Value Portfolio	Nevin P. Chitkara	Registered Investment Companies*	22	$36.6 billion
		Other Pooled Investment Vehicles	3	$1.9 billion
		Other Accounts	22	$10.5 billion
	Steven R. Gorham	Registered Investment Companies*	22	$36.6 billion
		Other Pooled Investment Vehicles	3	$1.9 billion
		Other Accounts	22	$10.5 billion

*	Includes the Fund.

Potential Conflicts of Interest

The Adviser seeks to identify potential conflicts of interest resulting from a portfolio manager’s management of both a Fund and other accounts, and has adopted policies and procedures designed to address such potential conflicts.

The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives and strategies, benchmarks, time horizons and fees as a portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. In certain instances there may be securities which are suitable for a Fund’s portfolio as well as for accounts of the Adviser or its subsidiaries with similar investment objectives. A Fund’s trade allocation policies may give rise to conflicts of interest if a Fund’s orders do not get fully executed or are delayed in getting executed due to being aggregated with those of other accounts of the Adviser or its subsidiaries. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of a Fund’s investments. Investments selected for funds or accounts other than a Fund may outperform investments selected for a Fund.

When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by the Adviser to be fair and equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as a Fund is concerned. In most cases, however, the Adviser believes that a Fund’s ability to participate in volume transactions will produce better executions for the Fund.

The Adviser does not receive a performance fee for its management of each Fund. As a result, the Adviser and/or a portfolio manager may have a financial incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor accounts other than the Fund - for instance, those that pay a higher advisory fee and/or have a performance fee.

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APPENDIX E

PROXY VOTING POLICIES AND PROCEDURES

MASSACHUSETTS FINANCIAL SERVICES COMPANY

PROXY VOTING POLICIES AND PROCEDURES

March 13, 2008

Massachusetts Financial Services Company, MFS Institutional Advisors, Inc., MFS International (UK) Limited, MFS Heritage Trust Company, and MFS’ other investment adviser subsidiaries (except Four Pillars Capital, Inc.) (collectively, “MFS”) have adopted proxy voting policies and procedures, as set forth below (“MFS Proxy Voting Policies and Procedures”), with respect to securities owned by the clients for which MFS serves as investment adviser and has the power to vote proxies, including the registered investment companies sponsored by MFS, other than the MFS Union Standard Equity Fund (the “MFS Funds”). References to “clients” in these policies and procedures include the MFS Funds and other clients of MFS, such as funds organized offshore, sub-advised funds and separate account clients, to the extent these clients have delegated to MFS the responsibility to vote proxies on their behalf under the MFS Proxy Voting Policies and Procedures.

The MFS Proxy Voting Policies and Procedures include:

A.	Voting Guidelines;

B.	Administrative Procedures;

C.	Monitoring System;

D.	Records Retention; and

E.	Reports.

A.	VOTING GUIDELINES

1.	General Policy; Potential Conflicts of Interest

MFS’ policy is that proxy voting decisions are made in what MFS believes to be the best long-term economic interests of MFS’ clients, and not in the interests of any other party or in MFS’ corporate interests, including interests such as the distribution of MFS Fund shares, administration of 401(k) plans, and institutional relationships.

In developing these proxy voting guidelines, MFS periodically reviews corporate governance issues and proxy voting matters that are presented for shareholder vote by either management or shareholders of public companies. Based on the overall principle that all votes cast by MFS on behalf of its clients must be in what MFS believes to be the best long-term economic interests of such clients, MFS has adopted proxy voting guidelines, set forth below, that govern how MFS generally will vote on specific matters presented for shareholder vote. In all cases, MFS will exercise its discretion in voting on these matters in accordance with this overall principle. In other words, the underlying guidelines are simply that – guidelines. Proxy items of significance are often considered on a case-by-case basis, in light of all relevant facts and circumstances, and in certain cases MFS may vote proxies in a manner different from what otherwise be dictated by these guidelines.

As a general matter, MFS maintains a consistent voting position on similar proxy proposals with respect to various issuers. In addition, MFS generally votes consistently on the same matter when securities of an issuer are held by multiple client accounts. However, MFS recognizes that there are gradations in certain types of

47

proposals that might result in different voting positions being taken with respect to different proxy statements. There also may be situations involving matters presented for shareholder vote that are not governed by the guidelines or situations where MFS has received explicit voting instructions from a client for its own account. Some items that otherwise would be acceptable will be voted against the proponent when it is seeking extremely broad flexibility without offering a valid explanation. MFS reserves the right to override the guidelines with respect to a particular shareholder vote when such an override is, in MFS’ best judgment, consistent with the overall principle of voting proxies in the best long-term economic interests of MFS’ clients.

From time to time, MFS receives comments on these guidelines as well as regarding particular voting issues from its clients. These comments are carefully considered by MFS when it reviews these guidelines each year and revises them as appropriate.

These policies and procedures are intended to address any potential material conflicts of interest on the part of MFS or its subsidiaries that are likely to arise in connection with the voting of proxies on behalf of MFS’ clients. If such potential material conflicts of interest do arise, MFS will analyze, document and report on such potential material conflicts of interest (see Sections B.2 and E below), and shall ultimately vote the relevant proxies in what MFS believes to be the best long-term economic interests of its clients. The MFS Proxy Voting Committee is responsible for monitoring and reporting with respect to such potential material conflicts of interest.

2.	MFS’ Policy on Specific Issues

Election of Directors

MFS believes that good governance should be based on a board with at least a simple majority of directors who are “independent” of management, and whose key committees (e.g., compensation, nominating, and audit committees) are comprised entirely of “independent” directors. While MFS generally supports the board’s nominees in uncontested elections, we will withhold our vote for, or vote against, as applicable, a nominee to a board of a U.S. issuer if, as a result of such nominee being elected to the board, the board would be comprised of a majority of members who are not “independent” or, alternatively, the compensation, nominating or audit committees would include members who are not “independent.”

MFS will also withhold its vote for, or vote against, as applicable, a nominee to a board if we can determine that he or she failed to attend at least 75% of the board and/or relevant committee meetings in the previous year without a valid reason stated in the proxy materials. In addition, MFS will withhold its vote for, or vote against, as applicable, all nominees standing for re-election to a board if we can determine: (1) since the last annual meeting of shareholders and without shareholder approval, the board or its compensation committee has re-priced underwater stock options; or (2) since the last annual meeting, the board has either implemented a poison pill without shareholder approval or has not taken responsive action to a majority shareholder approved resolution recommending that the “poison pill” be rescinded. Responsive action would include the rescission of the “poison pill”(without a broad reservation to reinstate the “poison pill” in the event of a hostile tender offer), or assurance in the proxy materials that the terms of the “poison pill” would be put to a binding shareholder vote within the next five to seven years.

MFS will also withhold its vote for, or vote against, as applicable, a nominee (other than a nominee who serves as the issuer’s Chief Executive Officer) standing for re-election if such nominee participated (as a director or committee member) in the approval of senior executive compensation that MFS deems to be “excessive“ due to pay for performance issues and/or poor pay practices. In the event that MFS determines that an issuer has adopted “excessive” executive compensation, MFS may also withhold its vote for, or vote against, as applicable, the re-election of the issuer’s Chief Executive Officer as director regardless of whether the Chief Executive Officer participated in the approval of the package. MFS will determine whether senior executive compensation is excessive on a case by case basis. Examples of poor pay practices include, but are not limited to, egregious employment contract terms or pension payouts, backdated stock options, overly generous hiring bonuses for chief executive officers or, excessive perks.

MFS evaluates a contested or contentious election of directors on a case-by-case basis considering the long-term financial performance of the company relative to its industry, management’s track record, the qualifications of the nominees for both slates, if applicable, and an evaluation of what each side is offering shareholders.

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Majority Voting and Director Elections

MFS votes for reasonably crafted proposals calling for directors to be elected with an affirmative majority of votes cast and/or the elimination of the plurality standard for electing directors (including binding resolutions requesting that the board amend the company’s bylaws), provided the proposal includes a carve-out for a plurality voting standard when there are more director nominees than board seats (e.g., contested elections) (“Majority Vote Proposals”).

MFS considers voting against Majority Vote Proposals if the company has adopted, or has proposed to adopt in the proxy statement, formal corporate governance principles that present a meaningful alternative to the majority voting standard and provide an adequate response to both new nominees as well as incumbent nominees who fail to receive a majority of votes cast.

MFS believes that a company’s election policy should address the specific circumstances at that company. In determining whether the issuer has a meaningful alternative to the majority voting standard, MFS considers whether a company’s election policy articulates the following elements to address each director nominee who fails to receive an affirmative majority of votes cast in an election:

•

Establish guidelines for the process by which the company determines the status of nominees who fail to receive an affirmative majority of votes cast and disclose the guidelines in the annual proxy statement;

•	Guidelines should include a reasonable timetable for resolution of the nominee’s status and a requirement that the resolution be disclosed together with the reasons for the resolution;

•	Vest management of the process in the company’s independent directors, other than the nominee in question; and

•	Outline the range of remedies that the independent directors may consider concerning the nominee.

Classified Boards

MFS opposes proposals to classify a board (e.g., a board in which only one-third of board members are elected each year). MFS supports proposals to declassify a board.

Non-Salary Compensation Programs

MFS votes against stock option programs for officers, employees or non-employee directors that do not require an investment by the optionee, that give “free rides” on the stock price, or that permit grants of stock options with an exercise price below fair market value on the date the options are granted.

MFS also opposes stock option programs that allow the board or the compensation committee, without shareholder approval, to reprice underwater options or to automatically replenish shares (i.e., evergreen plans). MFS will consider on a case-by-case basis proposals to exchange existing options for newly issued options (taking into account such factors as whether there is a reasonable value-for-value exchange).

MFS opposes stock option programs and restricted stock plans that provide unduly generous compensation for officers, directors or employees, or could result in excessive dilution to other shareholders. As a general guideline, MFS votes against restricted stock plans, stock option, non-employee director, omnibus stock plans and any other stock plan if all such plans for a particular company involve potential dilution, in the aggregate, of more than 15%. However, MFS will also vote against stock plans that involve potential dilution, in aggregate, of more than 10% at U.S. issuers that are listed in the Standard and Poor’s 100 index as of December 31 of the previous year.

Expensing of Stock Options

MFS supports shareholder proposals to expense stock options because we believe that the expensing of options presents a more accurate picture of the company’s financial results to investors. We also believe that companies are likely to be more disciplined when granting options if the value of stock options were treated as an expense item on the company’s income statements.

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Executive Compensation

MFS believes that competitive compensation packages are necessary to attract, motivate and retain executives. Therefore, MFS opposes shareholder proposals that seek to set restrictions on executive compensation. We believe that the election of an issuer’s compensation committee members is the appropriate mechanism to express our view on a company’s compensation practices, as outlined above. MFS also opposes shareholder requests for disclosure on executive compensation beyond regulatory requirements because we believe that current regulatory requirements for disclosure of executive compensation are appropriate and that additional disclosure is often unwarranted and costly. Although we support linking executive stock option grants to a company’s performance, MFS opposes shareholder proposals that mandate a link of performance-based options to a specific industry or peer group stock index. MFS believes that compensation committees should retain the flexibility to propose the appropriate index or other criteria by which performance-based options should be measured.

MFS supports reasonably crafted shareholder proposals that (i) require the issuer to adopt a policy to recover the portion of performance-based bonuses and awards paid to senior executives that were not earned based upon a significant negative restatement of earnings unless the company already has adopted a clearly satisfactory policy on the matter, or (ii) expressly prohibit any future backdating of stock options.

Employee Stock Purchase Plans

MFS supports the use of a broad-based employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value and do not result in excessive dilution.

“Golden Parachutes”

From time to time, shareholders of companies have submitted proxy proposals that would require shareholder approval of severance packages for executive officers that exceed certain predetermined thresholds. MFS votes in favor of such shareholder proposals when they would require shareholder approval of any severance package for an executive officer that exceeds a certain multiple of such officer’s annual compensation that is not determined in MFS’ judgment to be excessive.

Anti-Takeover Measures

In general, MFS votes against any measure that inhibits capital appreciation in a stock, including proposals that protect management from action by shareholders. These types of proposals take many forms, ranging from “poison pills” and “shark repellents” to super-majority requirements.

MFS generally votes for proposals to rescind existing “poison pills” and proposals that would require shareholder approval to adopt prospective “poison pills.” MFS may consider the adoption of a prospective “poison pill” or the continuation of an existing “poison pill” if we can determine that the following two conditions are met: (1) the “poison pill” allows MFS clients to hold an aggregate position of up to 15% of a company’s total voting securities (and of any class of voting securities); and (2) either (a) the “poison pill” has a term of not longer than five years, provided that MFS will consider voting in favor of the “poison pill” if the term does not exceed seven years and the “poison pill” is linked to a business strategy or purpose that MFS believes is likely to result in greater value for shareholders; or (b) the terms of the “poison pill” allow MFS clients the opportunity to accept a fairly structured and attractively priced tender offer (e.g., a “chewable poison pill” that automatically dissolves in the event of an all cash, all shares tender offer at a premium price).

MFS will also consider on a case-by-case basis proposals designed to prevent tenders which are disadvantageous to shareholders such as tenders at below market prices and tenders for substantially less than all shares of an issuer.

Reincorporation and Reorganization Proposals

When presented with a proposal to reincorporate a company under the laws of a different state, or to effect some other type of corporate reorganization, MFS considers the underlying purpose and ultimate effect of such a proposal in determining whether or not to support such a measure. While MFS generally votes in favor of management proposals that it believes are in the best long-term economic interests of its clients, MFS may oppose such a measure if, for example, the intent or effect would be to create additional inappropriate impediments to possible acquisitions or takeovers.

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Issuance of Stock

There are many legitimate reasons for the issuance of stock. Nevertheless, as noted above under “Non-Salary Compensation Programs,” when a stock option plan (either individually or when aggregated with other plans of the same company) would substantially dilute the existing equity (e.g. by approximately 15% or more), MFS generally votes against the plan. In addition, MFS votes against proposals where management is asking for authorization to issue common or preferred stock with no reason stated (a “blank check”) because the unexplained authorization could work as a potential anti-takeover device. MFS may also vote against the authorization or issuance of common or preferred stock if MFS determines that the requested authorization is not warranted.

Repurchase Programs

MFS supports proposals to institute share repurchase plans in which all shareholders have the opportunity to participate on an equal basis. Such plans may include a company acquiring its own shares on the open market, or a company making a tender offer to its own shareholders.

Confidential Voting

MFS votes in favor of proposals to ensure that shareholder voting results are kept confidential. For example, MFS supports proposals that would prevent management from having access to shareholder voting information that is compiled by an independent proxy tabulation firm.

Cumulative Voting

MFS opposes proposals that seek to introduce cumulative voting and for proposals that seek to eliminate cumulative voting. In either case, MFS will consider whether cumulative voting is likely to enhance the interests of MFS’ clients as minority shareholders. In our view, shareholders should provide names of qualified candidates to a company’s nominating committee, which (for U.S. listed companies) must be comprised solely of “independent” directors.

Written Consent and Special Meetings

Because the shareholder right to act by written consent (without calling a formal meeting of shareholders) can be a powerful tool for shareholders, MFS generally opposes proposals that would prevent shareholders from taking action without a formal meeting or would take away a shareholder’s right to call a special meeting of company shareholders.

Independent Auditors

MFS believes that the appointment of auditors for U.S. issuers is best left to the board of directors of the company and therefore supports the ratification of the board’s selection of an auditor for the company. Some shareholder groups have submitted proposals to limit the non-audit activities of a company’s audit firm or prohibit any non-audit services by a company’s auditors to that company. MFS opposes proposals recommending the prohibition or limitation of the performance of non-audit services by an auditor, and proposals recommending the removal of a company’s auditor due to the performance of non-audit work for the company by its auditor. MFS believes that the board, or its audit committee, should have the discretion to hire the company’s auditor for specific pieces of non-audit work in the limited situations permitted under current law.

Other Corporate Governance, Corporate Responsibility and Social Issues

There are many groups advocating social change or changes to corporate governance or corporate responsibility standards, and many have chosen the publicly-held corporation as a vehicle for advancing their agenda. Generally, MFS votes with management on such proposals unless MFS can determine that the benefit to shareholders will outweigh any costs or disruptions to the business if the proposal were adopted. Common among the shareholder proposals that MFS generally votes with management are proposals requiring the company to use corporate resources to further a particular social objective outside the business of the company, to refrain from investing or conducting business in certain countries, to adhere to some list of goals or principles (e.g., environmental standards), to include in the issuer’s proxy statement an annual advisory shareholder vote as

51

to the company’s executive compensation practices during the previous year, to permit shareholders access to the company’s proxy statement in connection with the election of directors, to disclose political contributions made by the issuer, to separate the Chairman and Chief Executive Officer positions, or to promulgate special reports on various activities or proposals for which no discernible shareholder economic advantage is evident.

The laws of various states may regulate how the interests of certain clients subject to those laws (e.g., state pension plans) are voted with respect to social issues. Thus, it may be necessary to cast ballots differently for certain clients than MFS might normally do for other clients.

Foreign Issuers

Many of the items on foreign proxies involve repetitive, non-controversial matters that are mandated by local law. Accordingly, the items that are generally deemed routine and which do not require the exercise of judgment under these guidelines (and therefore voted in favor) for foreign issuers include the following: (i) receiving financial statements or other reports from the board; (ii) approval of declarations of dividends; (iii) appointment of shareholders to sign board meeting minutes; (iv) discharge of management and supervisory boards; and (v) approval of share repurchase programs.

MFS generally supports the election of a director nominee standing for re-election in uncontested elections unless it can be determined that (1) he or she failed to attend at least 75% of the board and/or relevant committee meetings in the previous year without a valid reason given in the proxy materials; (2) since the last annual meeting of shareholders and without shareholder approval, the board or its compensation committee has re-priced underwater stock options; or (3) since the last annual meeting, the board has either implemented a poison pill without shareholder approval or has not taken responsive action to a majority shareholder approved resolution recommending that the “poison pill” be rescinded. MFS will also withhold its vote for, or vote against, as applicable, a director nominee standing for re-election of an issuer that has adopted an excessive compensation package for its senior executives as described above in the section entitled “Voting Guidelines-MFS’ Policy on Specific Issues-Election of Directors.”

MFS generally supports the election of auditors, but may determine to vote against the election of a statutory auditor in certain markets if MFS reasonably believes that the statutory auditor is not truly independent. MFS will evaluate all other items on proxies for foreign companies in the context of the guidelines described above, but will generally vote against an item if there is not sufficient information disclosed in order to make an informed voting decision.

In accordance with local law or business practices, many foreign companies prevent the sales of shares that have been voted for a certain period beginning prior to the shareholder meeting and ending on the day following the meeting (“share blocking”). Depending on the country in which a company is domiciled, the blocking period may begin a stated number of days prior to the meeting (e.g., one, three or five days) or on a date established by the company. While practices vary, in many countries the block period can be continued for a longer period if the shareholder meeting is adjourned and postponed to a later date. Similarly, practices vary widely as to the ability of a shareholder to have the “block” restriction lifted early (e.g., in some countries shares generally can be “unblocked” up to two days prior to the meeting whereas in other countries the removal of the block appears to be discretionary with the issuer’s transfer agent). Due to these restrictions, MFS must balance the benefits to its clients of voting proxies against the potentially serious portfolio management consequences of a reduced flexibility to sell the underlying shares at the most advantageous time. For companies in countries with share blocking periods, the disadvantage of being unable to sell the stock regardless of changing conditions generally outweighs the advantages of voting at the shareholder meeting for routine items. Accordingly, MFS will not vote those proxies in the absence of an unusual, significant vote.

In limited circumstances, other market specific impediments to voting shares may limit our ability to cast votes, including, but not limited to, power of attorney requirements and late delivery of proxy materials. In these limited instances, MFS votes non-U.S. securities on a best efforts basis in the context of the guidelines described above.

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B.	ADMINISTRATIVE PROCEDURES

1.	MFS Proxy Voting Committee

The administration of these MFS Proxy Voting Policies and Procedures is overseen by the MFS Proxy Voting Committee, which includes senior personnel from the MFS Legal and Global Investment Support Departments. The Proxy Voting Committee does not include individuals whose primary duties relate to client relationship management, marketing, or sales. The MFS Proxy Voting Committee:

a.	Reviews these MFS Proxy Voting Policies and Procedures at least annually and recommends any amendments considered to be necessary or advisable;

b.	Determines whether any potential material conflict of interest exist with respect to instances in which MFS (i) seeks to override these MFS Proxy Voting Policies and Procedures; (ii) votes on ballot items not governed by these MFS Proxy Voting Policies and Procedures; (iii) evaluates an excessive executive compensation issue in relation to the election of directors; or (iv) requests a vote recommendation from an MFS portfolio manager or investment analyst (e.g. mergers and acquisitions); and

c.	Considers special proxy issues as they may arise from time to time.

2.	Potential Conflicts of Interest

The MFS Proxy Voting Committee is responsible for monitoring potential material conflicts of interest on the part of MFS or its subsidiaries that could arise in connection with the voting of proxies on behalf of MFS’ clients. Due to the client focus of our investment management business, we believe that the potential for actual material conflict of interest issues is small. Nonetheless, we have developed precautions to ensure that all proxy votes are cast in the best long-term economic interest of shareholders. Other MFS internal policies require all MFS employees to avoid actual and potential conflicts of interests between personal activities and MFS’ client activities. If an employee identifies an actual or potential conflict of interest with respect to any voting decision that employee must recuse himself/herself from participating in the voting process. Additionally, with respect to decisions concerning all Non Standard Votes, as defined below, MFS will review the securities holdings reported by the individuals that participate in such decision to determine whether such person has a direct economic interest in the decision, in which case such person shall not further participate in making the decision. Any significant attempt by an employee of MFS or its subsidiaries to influence MFS’ voting on a particular proxy matter should also be reported to the MFS Proxy Voting Committee.

In cases where proxies are voted in accordance with these MFS Proxy Voting Policies and Procedures, no material conflict of interest will be deemed to exist. In cases where (i) MFS is considering overriding these MFS Proxy Voting Policies and Procedures, (ii) matters presented for vote are not clearly governed by these MFS Proxy Voting Policies and Procedures, (iii) MFS evaluates an excessive executive compensation issue in relation to the election of directors, or (iv) a vote recommendation is requested from an MFS portfolio manager or investment analyst (e.g. mergers and acquisitions) (collectively, “Non Standard Votes”); the MFS Proxy Voting Committee will follow these procedures:

a.	Compare the name of the issuer of such proxy against a list of significant current (i) distributors of MFS Fund shares, and (ii) MFS institutional clients (the “MFS Significant Client List”);

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b.	If the name of the issuer does not appear on the MFS Significant Client List, then no material conflict of interest will be deemed to exist, and the proxy will be voted as otherwise determined by the MFS Proxy Voting Committee;

c.	If the name of the issuer appears on the MFS Significant Client List, then the MFS Proxy Voting Committee will be apprised of that fact and each member of the MFS Proxy Voting Committee will carefully evaluate the proposed vote in order to ensure that the proxy ultimately is voted in what MFS believes to be the best long-term economic interests of MFS’ clients, and not in MFS’ corporate interests; and

d.	For all potential material conflicts of interest identified under clause (c) above, the MFS Proxy Voting Committee will document: the name of the issuer, the issuer’s relationship to MFS, the analysis of the matters submitted for proxy vote, the votes as to be cast and the reasons why the MFS Proxy Voting Committee determined that the votes were cast in the best long-term economic interests of MFS’ clients, and not in MFS’ corporate interests. A copy of the foregoing documentation will be provided to MFS’ Conflicts Officer.

The members of the MFS Proxy Voting Committee are responsible for creating and maintaining the MFS Significant Client List, in consultation with MFS’ distribution and institutional business units. The MFS Significant Client List will be reviewed and updated periodically, as appropriate.

From time to time, certain MFS Funds may own shares of other MFS Funds (the “underlying fund”). If an underlying fund submits a matter to a shareholder vote, the MFS Fund that owns shares of the underlying fund will vote its shares in the same proportion as the other shareholders of the underlying fund.

3.	Gathering Proxies

Most proxies received by MFS and its clients originate at Automatic Data Processing Corp. (“ADP”) although a few proxies are transmitted to investors by corporate issuers through their custodians or depositories. ADP and issuers send proxies and related material directly to the record holders of the shares beneficially owned by MFS’ clients, usually to the client’s custodian or, less commonly, to the client itself. This material will include proxy cards, reflecting the shareholdings of Funds and of clients on the record dates for such shareholder meetings, as well as proxy statements with the issuer’s explanation of the items to be voted upon.

MFS, on behalf of itself and the Funds, has entered into an agreement with an independent proxy administration firm, Institutional Shareholder Services, Inc. (the “Proxy Administrator”), pursuant to which the Proxy Administrator performs various proxy vote related administrative services, such as vote processing and recordkeeping functions for MFS’ Funds and institutional client accounts. The Proxy Administrator receives proxy statements and proxy cards directly or indirectly from various custodians, logs these materials into its database and matches upcoming meetings with MFS Fund and client portfolio holdings, which are input into the Proxy Administrator’s system by an MFS holdings datafeed. Through the use of the Proxy Administrator system, ballots and proxy material summaries for all upcoming shareholders’ meetings are available on-line to certain MFS employees and the MFS Proxy Voting Committee.

4.	Analyzing Proxies

Proxies are voted in accordance with these MFS Proxy Voting Policies and Procedures. The Proxy Administrator at the prior direction of MFS automatically votes all proxy matters that do not require the particular exercise of discretion or judgment with respect to these MFS Proxy Voting Policies and Procedures as determined by the MFS Proxy Voting Committee. With respect to proxy matters that require the particular exercise of discretion or judgment, MFS considers and votes on those proxy matters. MFS receives research from ISS which it may take into account in deciding how to vote. In addition, MFS expects to rely on ISS to identify circumstances in which a board may have approved excessive executive compensation. Representatives of the MFS Proxy Voting Committee review, as appropriate, votes cast to ensure conformity with these MFS Proxy Voting Policies and Procedures.

As a general matter, portfolio managers and investment analysts have little or no involvement in specific votes taken by MFS. This is designed to promote consistency in the application of MFS’ voting guidelines, to promote consistency in voting on the same or similar issues (for the same or for multiple issuers) across all client accounts, and to minimize the potential that proxy solicitors, issuers, or third parties might attempt to exert

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inappropriate influence on the vote. In limited types of votes (e.g., corporate actions, such as mergers and acquisitions), a representative of MFS Proxy Voting Committee may consult with or seek recommendations from MFS portfolio managers or investment analysts.1 However, the MFS Proxy Voting Committee would ultimately determine the manner in which all proxies are voted.

As noted above, MFS reserves the right to override the guidelines when such an override is, in MFS’ best judgment, consistent with the overall principle of voting proxies in the best long-term economic interests of MFS’ clients. Any such override of the guidelines shall be analyzed, documented and reported in accordance with the procedures set forth in these policies.

5.	Voting Proxies

In accordance with its contract with MFS, the Proxy Administrator also generates a variety of reports for the MFS Proxy Voting Committee, and makes available on-line various other types of information so that the MFS Proxy Voting Committee may review and monitor the votes cast by the Proxy Administrator on behalf of MFS’ clients.

C.	MONITORING SYSTEM

It is the responsibility of the Proxy Administrator and MFS’ Proxy Voting Committee to monitor the proxy voting process. When proxy materials for clients are received, they are forwarded to the Proxy Administrator and are input into the Proxy Administrator’s system. Through an interface with the portfolio holdings database of MFS, the Proxy Administrator matches a list of all MFS Funds and clients who hold shares of a company’s stock and the number of shares held on the record date with the Proxy Administrator’s listing of any upcoming shareholder’s meeting of that company.

When the Proxy Administrator’s system “tickler” shows that the voting cut-off date of a shareholders’ meeting is approaching, a Proxy Administrator representative checks that the vote for MFS Funds and clients holding that security has been recorded in the computer system. If a proxy card has not been received from the client’s custodian, the Proxy Administrator calls the custodian requesting that the materials be forwarded immediately. If it is not possible to receive the proxy card from the custodian in time to be voted at the meeting, MFS may instruct the custodian to cast the vote in the manner specified and to mail the proxy directly to the issuer.

D.	RECORDS RETENTION

MFS will retain copies of these MFS Proxy Voting Policies and Procedures in effect from time to time and will retain all proxy voting reports submitted to the Board of Trustees, Board of Directors and Board of Managers of the MFS Funds for the period required by applicable law. Proxy solicitation materials, including electronic versions of the proxy cards completed by representatives of the MFS Proxy Voting Committee, together with their respective notes and comments, are maintained in an electronic format by the Proxy Administrator and are accessible on-line by the MFS Proxy Voting Committee. All proxy voting materials and supporting documentation, including records generated by the Proxy Administrator’s system as to proxies processed, including the dates when proxy ballots were received and submitted, and the votes on each company’s proxy issues, are retained as required by applicable law.

E.	REPORTS

MFS Funds

MFS publicly discloses the proxy voting records of the MFS Funds on an annual basis, as required by law. MFS will also report the results of its voting to the Board of Trustees, Board of Directors and Board of Managers of the MFS Funds. These reports will include: (i) a summary of how votes were cast; (ii) a summary of votes against management’s recommendation; (iii) a review of situations where MFS did not vote in accordance with the guidelines and the rationale therefore; (iv) a review of the procedures used by MFS to identify material conflicts of interest and any matters identified as a material conflict of interest; and (v) a review of these policies

[1]

From time to time, due to travel schedules and other commitments, an appropriate portfolio manager or research analyst is not available to provide a recommendation on a merger or acquisition proposal. If such a recommendation cannot be obtained prior to the cut-off date of the shareholder meeting, certain members of the MFS Proxy Voting Committee may determine to abstain from voting.

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and the guidelines and, as necessary or appropriate, any proposed modifications thereto to reflect new developments in corporate governance and other issues. Based on these reviews, the Trustees, Directors and Managers of the MFS Funds will consider possible modifications to these policies to the extent necessary or advisable.

All MFS Advisory Clients

At any time, a report can be printed by MFS for each client who has requested that MFS furnish a record of votes cast. The report specifies the proxy issues which have been voted for the client during the year and the position taken with respect to each issue.

Except as described above, MFS generally will not divulge actual voting practices to any party other than the client or its representatives (unless required by applicable law) because we consider that information to be confidential and proprietary to the client.

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APPENDIX F

CERTAIN SERVICE PROVIDER COMPENSATION

The Fund paid compensation for advisory services and for administrative services over the specified periods as follows.

MFS Blended Research Core Equity Portfolio (formerly, Massachusetts Investors Trust Series)

Fiscal Year Ended	Amount Paid To MFS for Advisory Services After Waivers	Amount Waived by MFS for Advisory Services	Amount Paid to MFSC for Transfer Agency Services(1)
December 31, 2007	$6,146,399	$0	$0
December 31, 2006	$6,117,781	$0	$0
December 31, 2005	$6,222,206	$0	$0

Fiscal Year Ended	Amount Paid to MFS for General Administrative Services
December 31, 2007	$281,944
December 31, 2006	$262,261
December 31, 2005	$199,504

MFS Blended Research Growth Portfolio

Fiscal Year Ended	Amount Paid To MFS for Advisory Services After Waivers	Amount Waived by MFS for Advisory Services	Amount Paid to MFSC for Transfer Agency Services(1)
December 31, 2007	$754	$0	$0

Fiscal Year Ended	Amount Paid to MFS for General Administrative Services
December 31, 2007	$247

MFS Blended Research Value Portfolio

Fiscal Year Ended	Amount Paid To MFS for Advisory Services After Waivers	Amount Waived by MFS for Advisory Services	Amount Paid to MFSC for Transfer Agency Services(1)
December 31, 2007	$751	$0	$0

Fiscal Year Ended	Amount Paid to MFS for General Administrative Services
December 31, 2007	$247

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MFS Bond Portfolio

Fiscal Year Ended	Amount Paid To MFS for Advisory Services After Waivers	Amount Waived by MFS for Advisory Services	Amount Paid to MFSC for Transfer Agency Services(1)
December 31, 2007	$1,154,907	$0	$0
December 31, 2006	$1,232,366	$0	$0
December 31, 2005	$1,371,325	$0	$0

Fiscal Year Ended	Amount Paid To MFS for General Administrative Services
December 31, 2007	$50,586
December 31, 2006	$50,486
December 31, 2005	$40,214

MFS Capital Appreciation Portfolio

Fiscal Year Ended	Amount Paid To MFS for Advisory Services After Waivers	Amount Waived by MFS for Advisory Services	Amount Paid to MFSC for Transfer Agency Services(1)
December 31, 2007	$3,952,621	$0	$0
December 31, 2006	$4,566,512	$0	$0
December 31, 2005	$5,305,494	$0	$0

Fiscal Year Ended	Amount Paid to MFS for General Administrative Services
December 31, 2007	$137,900
December 31, 2006	145,804
December 31, 2005	$125,624

MFS Core Equity Portfolio

Fiscal Year Ended	Amount Paid To MFS for Advisory Services After Waivers	Amount Waived by MFS for Advisory Services	Amount Paid to MFSC for Transfer Agency Services(1)
December 31, 2007	$1,965,083	$0	$0
December 31, 2006	$674,654	$0	$0
December 31, 2005	$674,889	$0	$0

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Fiscal Year Ended	Amount Paid to MFS for General Administrative Services
December 31, 2007	$69,027
December 31, 2006	$21,989
December 31, 2005	$15,868

MFS Emerging Markets Equity Portfolio

Fiscal Year Ended	Amount Paid To MFS for Advisory Services After Waivers	Amount Waived by MFS for Advisory Services	Amount Paid to MFSC for Transfer Agency Services(1)
December 31, 2007	$1,197,816	$0	$0
December 31, 2006	$1,073,736	$0	$0
December 31, 2005	$733,809	$0	$0

Fiscal Year Ended	Amount Paid to MFS for General Administrative Services
December 31, 2007	$29,539
December 31, 2006	$24,904
December 31, 2005	$13,125

MFS Global Governments Portfolio

Fiscal Year Ended	Amount Paid To MFS for Advisory Services After Waivers	Amount Waived by MFS for Advisory Services	Amount Paid to MFSC for Transfer Agency Services(1)
December 31, 2007	$309,199	$0	$0
December 31, 2006	$351,785	$0	$0
December 31, 2005	$455,073	$0	$0

Fiscal Year Ended	Amount Paid to MFS for General Administrative Services
December 31, 2007	$11,160
December 31, 2006	$11,284
December 31, 2005	$10,639

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MFS Global Growth Portfolio

Fiscal Year Ended	Amount Paid To MFS for Advisory Services After Waivers	Amount Waived by MFS for Advisory Services	Amount Paid to MFSC for Transfer Agency Services(1)
December 31, 2007	$1,367,432	$0	$0
December 31, 2006	$1,423,021	$0	$0
December 31, 2005	$1,498,962	$0	$0

Fiscal Year Ended	Amount Paid to MFS for General Administrative Services
December 31, 2007	$39,828
December 31, 2006	$38,672
December 31, 2005	$29,206

MFS Global Total Return Portfolio

Fiscal Year Ended	Amount Paid To MFS for Advisory Services After Waivers	Amount Waived by MFS for Advisory Services	Amount Paid to MFSC for Transfer Agency Services(1)
December 31, 2007	$1,307,054	$0	$0
December 31, 2006	$1,319,684	$0	$0
December 31, 2005	$1,351,021	$0	$0

Fiscal Year Ended	Amount Paid to MFS for General Administrative Services
December 31, 2007	$45,758
December 31, 2006	$43,454
December 31, 2005	$31,817

MFS Government Securities Portfolio

Fiscal Year Ended	Amount Paid To MFS for Advisory Services After Waivers	Amount Waived by MFS for Advisory Services	Amount Paid to MFSC for Transfer Agency Services(1)
December 31, 2007	$3,578,044	$0	$0
December 31, 2006	$3,594,629	$0	$0
December 31, 2005	$3,789,826	$0	$0

Fiscal Year Ended	Amount Paid to MFS for General Administrative Services
December 31, 2007	$168,559
December 31, 2006	$157,833
December 31, 2005	$121,458

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MFS Growth Portfolio (formerly, MFS Emerging Growth Portfolio)

Fiscal Year Ended	Amount Paid To MFS for Advisory Services After Waivers	Amount Waived by MFS for Advisory Services	Amount Paid to MFSC for Transfer Agency Services(1)
December 31, 2007	$2,287,432	$0	$0
December 31, 2006	$2,501,131	$0	$0
December 31, 2005	$2,835,472	$0	$0

Fiscal Year Ended	Amount Paid to MFS for General Administrative Services
December 31, 2007	$80,486
December 31, 2006	$81,808
December 31, 2005	$67,817

MFS High Yield Portfolio

Fiscal Year Ended	Amount Paid To MFS for Advisory Services After Waivers	Amount Waived by MFS for Advisory Services	Amount Paid to MFSC for Transfer Agency Services(1)
December 31, 2007	$2,591,753	$172,784	$0
December 31, 2006	$2,585,061	$56,799	$0
December 31, 2005	$2,905,993	$0	$0

Fiscal Year Ended	Amount Paid to MFS for General Administrative Services
December 31, 2007	$90,956
December 31, 2006	$86,212
December 31, 2005	$67,944

MFS International Growth Portfolio

Fiscal Year Ended	Amount Paid To MFS for Advisory Services After Waivers	Amount Waived by MFS for Advisory Services	Amount Paid to MFSC for Transfer Agency Services(1)
December 31, 2007	$1,530,021	$0	$0
December 31, 2006	$1,351,781	$0	$0
December 31, 2005	$1,213,606	$0	$0

Fiscal Year Ended	Amount Paid to MFS for General Administrative Services
December 31, 2007	$44,521
December 31, 2006	$37,117
December 31, 2005	$23,759

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MFS International Value Portfolio

Fiscal Year Ended	Amount Paid To MFS for Advisory Services After Waivers	Amount Waived by MFS for Advisory Services	Amount Paid to MFSC for Transfer Agency Services(1)
December 31, 2007	$2,047,267	$0	$0
December 31, 2006	$1,208,810	$0	$0
December 31, 2005	$962,262	$0	$0

Fiscal Year Ended	Amount Paid to MFS for General Administrative Services
December 31, 2007	$58,560
December 31, 2006	$33,289
December 31, 2005	$19,015

MFS Massachusetts Investors Growth Stock Portfolio

Fiscal Year Ended	Amount Paid To MFS for Advisory Services After Waivers	Amount Waived by MFS for Advisory Services	Amount Paid to MFSC for Transfer Agency Services(1)
December 31, 2007	$3,498,538	$0	$0
December 31, 2006	$3,353,876	$0	$0
December 31, 2005	$3,788,097	$0	$0

Fiscal Year Ended	Amount Paid to MFS for General Administrative Services
December 31, 2007	$122,813
December 31, 2006	$108,450
December 31, 2005	$88,701

MFS Mid Cap Growth Portfolio

Fiscal Year Ended	Amount Paid To MFS for Advisory Services After Waivers	Amount Waived by MFS for Advisory Services	Amount Paid to MFSC for Transfer Agency Services(1)
December 31, 2007	$655,540	$0	$0
December 31, 2006	$749,470	$0	$0
December 31, 2005	$855,534	$0	$0

Fiscal Year Ended	Amount Paid to MFS for General Administrative Services
December 31, 2007	$22,585
December 31, 2006	$24,144
December 31, 2005	$20,001

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MFS Mid Cap Value Portfolio

Fiscal Year Ended	Amount Paid To MFS for Advisory Services After Waivers	Amount Waived by MFS for Advisory Services	Amount Paid to MFSC for Transfer Agency Services(1)
December 31, 2007	$186,291	$0	$0
December 31, 2006	$188,173	$0	$0
December 31, 2005	$180,692	$0	$0

Fiscal Year Ended	Amount Paid to MFS for General Administrative Services
December 31, 2007	$10,001
December 31, 2006	$7,719
December 31, 2005	$4,259

MFS Money Market Portfolio

Fiscal Year Ended	Amount Paid To MFS for Advisory Services After Waivers	Amount Waived by MFS for Advisory Services	Amount Paid to MFSC for Transfer Agency Services(1)
December 31, 2007	$2,486,002	$0	$0
December 31, 2006	$1,976,606	$0	$0
December 31, 2005	$1,853,071	$0	$0

Fiscal Year Ended	Amount Paid to MFS for General Administrative Services
December 31, 2007	$129,629
December 31, 2006	$98,440
December 31, 2005	$63,079

MFS New Discovery Portfolio

Fiscal Year Ended	Amount Paid To MFS for Advisory Services After Waivers	Amount Waived by MFS for Advisory Services	Amount Paid to MFSC for Transfer Agency Services(1)
December 31, 2007	$3,145,066	$0	$0
December 31, 2006	$2,922,400	$0	$0
December 31, 2005	$2,653,023	$0	$0

Fiscal Year Ended	Amount Paid to MFS for General Administrative Services
December 31, 2007	$92,024
December 31, 2006	$79,900
December 31, 2005	$52,011

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MFS Research Portfolio

Fiscal Year Ended	Amount Paid To MFS for Advisory Services After Waivers	Amount Waived by MFS for Advisory Services	Amount Paid to MFSC for Transfer Agency Services(1)
December 31, 2007	$2,417,760	$0	$0
December 31, 2006	$2,642,650	$0	$0
December 31, 2005	$3,040,822	$0	$0

Fiscal Year Ended	Amount Paid to MFS for General Administrative Services
December 31, 2007	$85,590
December 31, 2006	$87,129
December 31, 2005	$73,246

MFS Research International Portfolio

Fiscal Year Ended	Amount Paid To MFS for Advisory Services After Waivers	Amount Waived by MFS for Advisory Services	Amount Paid to MFSC for Transfer Agency Services(1)
December 31, 2007	$2,735,311	$0	$0
December 31, 2006	$2,060,058	$0	$0
December 31, 2005	$1,430,747	$0	$0

Fiscal Year Ended	Amount Paid to MFS for General Administrative Services
December 31, 2007	$79,781
December 31, 2006	$57,317
December 31, 2005	$28,153

MFS Strategic Income Portfolio

Fiscal Year Ended	Amount Paid To MFS for Advisory Services After Waivers	Amount Waived by MFS for Advisory Services	Amount Paid to MFSC for Transfer Agency Services(1)
December 31, 2007	$554,274	$36,951	$0
December 31, 2006	$568,007	$12,392	$0
December 31, 2005	$647,885	$0	$0

Fiscal Year Ended	Amount Paid to MFS for General Administrative Services
December 31, 2007	$18,945
December 31, 2006	$18,915
December 31, 2005	$15,201

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MFS Strategic Value Portfolio

Fiscal Year Ended	Amount Paid To MFS for Advisory Services After Waivers	Amount Waived by MFS for Advisory Services	Amount Paid to MFSC for Transfer Agency Services(1)
December 31, 2007	$64,448	$0	$0
December 31, 2006	$71,331	$0	$0
December 31, 2005	$82,187	$0	$0

Fiscal Year Ended	Amount Paid to MFS for General Administrative Services
December 31, 2007	$10,001
December 31, 2006	$6,533
December 31, 2005	$1,933

MFS Technology Portfolio

Fiscal Year Ended	Amount Paid To MFS for Advisory Services After Waivers	Amount Waived by MFS for Advisory Services	Amount Paid to MFSC for Transfer Agency Services(1)
December 31, 2007	$168,417	$0	$0
December 31, 2006	$161,318	$0	$0
December 31, 2005	$169,804	$0	$0

Fiscal Year Ended	Amount Paid to MFS for General Administrative Services
December 31, 2007	$10,001
December 31, 2006	$7,516
December 31, 2005	$3,974

MFS Total Return Portfolio

Fiscal Year Ended	Amount Paid To MFS for Advisory Services After Waivers	Amount Waived by MFS for Advisory Services	Amount Paid to MFSC for Transfer Agency Services(1)
December 31, 2007	$13,616,313	$0	$0
December 31, 2006	$13,485,595	$0	$0
December 31, 2005	$13,780,209	$0	$0

Fiscal Year Ended	Amount Paid to MFS for General Administrative Services
December 31, 2007	$490,708
December 31, 2006	$463,818
December 31, 2005	$370,799

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MFS Utilities Portfolio

Fiscal Year Ended	Amount Paid To MFS for Advisory Services After Waivers	Amount Waived by MFS for Advisory Services	Amount Paid to MFSC for Transfer Agency Services(1)
December 31, 2007	$3,566,578	$0	$0
December 31, 2006	$2,971,077	$0	$0
December 31, 2005	$2,773,567	$0	$0

Fiscal Year Ended	Amount Paid to MFS for General Administrative Services
December 31, 2007	$129,580
December 31, 2006	$100,327
December 31, 2005	$66,995

MFS Value Portfolio

Fiscal Year Ended	Amount Paid To MFS for Advisory Services After Waivers	Amount Waived by MFS for Advisory Services	Amount Paid to MFSC for Transfer Agency Services(1)
December 31, 2007	$3,405,595	$0	$0
December 31, 2006	$3,332,250	$0	$0
December 31, 2005	$3,404,408	$0	$0

Fiscal Year Ended	Amount Paid to MFS for General Administrative Services
December 31, 2007	$119,363
December 31, 2006	$108,741
December 31, 2005	$80,076

(1)	Amount paid to MFSC for transfer agency services includes reimbursements for certain out-of-pocket expenses and payments made under agreements with affiliated and unaffiliated entities that provide subaccounting services.

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APPENDIX G

DISTRIBUTION PLAN PAYMENTS

	Amount of Distribution and/or Service Fees:
Fund(1)	Paid by Fund	Retained by MFD	Paid to Financial Intermediaries(2)
MFS Blended Research Core Equity Portfolio (formerly, Massachusetts Investors Trust Series) – Service Class	$873,270	$0	$873,270
MFS Blended Research Growth Portfolio – Service Class	$226	$226	$0
MFS Blended Research Value Portfolio – Service Class	$225	$225	$0
MFS Bond Portfolio – Service Class	$191,839	$0	$191,839
MFS Capital Appreciation Portfolio - Service Class	$73,474	$0	$73,474
MFS Core Equity Portfolio - Service Class	$81,455	$510	$80,945
MFS Emerging Markets Equity Portfolio - Service Class	$54,764	$1,259	$53,505
MFS Global Governments Portfolio - Service Class	$9,403	$106	$9,297
MFS Global Growth Portfolio - Service Class	$21,685	$213	$21,472
MFS Global Total Return Portfolio - Service Class	$48,845	$180	$48,665
MFS Government Securities Portfolio - Service Class	$809,152	$0	$809,152
MFS Growth Portfolio (formerly, MFS Emerging Growth Portfolio) - Service Class	$56,801	$1,116	$55,685
MFS High Yield Portfolio - Service Class	$354,296	$5,674	$348,622
MFS International Growth Portfolio - Service Class	$62,800	$1,920	$60,880
MFS International Value Portfolio - Service Class	$246,493	$45,846	$200,647
MFS Massachusetts Investors Growth Stock Portfolio - Service Class	$320,936	$0	$320,936
MFS Mid Cap Growth Portfolio - Service Class	$90,391	$0	$90,391
MFS Mid Cap Value Portfolio - Service Class	$61,937	$0	$61,937
MFS Money Market Portfolio - Service Class	$483,660	$10,815	$472,845
MFS New Discovery Portfolio - Service Class	$486,081	$0	$486,081
MFS Research Portfolio - Service Class	$75,273	$0	$75,273
MFS Research International Portfolio - Service Class	$464,780	$5,555	$459,225
MFS Strategic Income Portfolio - Service Class	$51,536	$0	$51,535
MFS Strategic Value Portfolio - Service Class	$21,409	$0	$21,409
MFS Technology Portfolio - Service Class	$8,055	$311	$7,744
MFS Total Return Portfolio - Service Class	$2,419,415	$0	$2,419,415
MFS Utilities Portfolio - Service Class	$257,575	$7,982	$249,593
MFS Value Portfolio - Service Class	$363,640	$0	$363,640

(1)	The Funds have not adopted a Distribution Plan with respect to Initial Class shares.

(2)	May include amounts paid to financial intermediaries affiliated with MFD.

Amounts retained by MFD may represent fees paid to MFD but not yet paid to intermediaries as of the close of the period, compensation to MFD for commissions advanced by MFD to financial intermediaries upon sale of Fund shares, and/or compensation for MFD’s distribution and servicing costs.

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APPENDIX H

INVESTMENT STRATEGIES AND RISKS

In addition to the principal investment strategies and the principal risks described in the prospectus, your Fund may employ other investment practices and may be subject to other risks, which are described below. Because the following is a combined description of the investment strategies and risks for all MFS Funds, certain matters described herein may not apply to your Fund. Unless an investment strategy or investment practice described below is prohibited by the investment policies and investment strategies discussed in the Fund’s prospectus or in this SAI, or by applicable law, a Fund may engage in each of the practices described below.

Asset-Backed Securities. Asset-backed securities are securities that represent a participation in, or are secured by and payable from, pools of underlying assets such as debt securities, bank loans, motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property, receivables from revolving credit (i.e., credit card) agreements and other receivables. These underlying assets are securitized through the use of trusts and special purpose entities. Payment of interest and repayment of principal on asset-backed securities may be largely dependent upon the cash flows generated by the underlying assets backing the securities and, in certain cases, may be supported by letters of credit, surety bonds, or other credit enhancements.

Asset-backed securities are often subject to more rapid repayment than their stated maturity date would indicate, as a result of the pass-through of prepayments of principal on the underlying assets. The rate of principal payments on asset-backed securities is related to the rate of principal payments on the underlying asset pool and related to the priority of payment of the security with respect to the asset pool. The occurrence of prepayments is a function of several factors, such as the level of interest rates, general economic conditions, the location, and age of the underlying obligations, asset default and recovery rates, and other social and demographic conditions. Because prepayments of principal generally occur when interest rates are declining, an investor generally has to reinvest the proceeds of such prepayments at lower interest rates than those at which its assets were previously invested. Therefore, asset-backed securities may have less potential for capital appreciation in periods of falling interest rates than other income-bearing securities of comparable maturity.

The credit quality of asset-backed securities depends primarily on the quality of the underlying assets, the level of credit enhancement, if any, provided for the securities, and the credit quality of the credit-support provider, if any. The value of asset-backed securities may be affected by the various factors described above and other factors, such as changes in interest rates, the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the underlying assets, or the entities providing the credit enhancement. Because asset-backed securities may not have the benefit of a security interest in the underlying assets that is comparable to a mortgage, asset-backed securities present certain additional risks that are not present with mortgage-backed securities.

Asset Segregation: With respect to certain kinds of transactions entered into by the Fund that involve obligations to make future payments to third parties, including, but not limited to, futures, forward contracts, swap contracts, the purchase of securities on a when-issued or delayed delivery basis, or reverse repurchase agreements, under applicable federal securities laws, rules, and interpretations thereof, the Fund must “set aside” (referred to sometimes as “asset segregation”) liquid assets, or engage in other measures to “cover” open positions with respect to such transactions. Assets segregated to cover these types of transactions can decline in value and are not available to meet redemptions. For example, with respect to forward foreign currency exchange contracts and futures contracts that are not contractually required to “cash-settle,” the Fund must cover its open positions by setting aside liquid assets equal to the contracts’ full, notional value, except that deliverable foreign currency exchange contracts for currencies that are liquid will be treated as the equivalent of “cash-settled” contracts. As such, the Fund may set aside liquid assets in an amount equal to the Fund’s daily marked-to-market (net) obligation (i.e. the Fund’s daily net liability if any) rather than the full notional amount under such deliverable forward foreign currency exchange contracts. With respect to forward foreign currency exchange contracts and futures contracts that are contractually required to “cash-settle,” the Fund may set aside liquid assets in an amount equal to the Fund’s daily marked-to-market (net) obligation rather than the notional value. By setting aside assets equal to only its net obligation under liquid deliverable foreign currency exchange contracts and “cash-settled” forward or futures contracts the Fund will have the ability to employ leverage to a greater extent than if the Fund were required to segregate assets equal to the full notional value of such contracts. The Fund reserves the right to modify its asset segregation policies in the future.

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Borrowing. The Fund may borrow money for temporary or emergency purposes in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings) or in connection with engaging in transactions considered by the SEC to constitute a form of borrowing under the Investment Company Act of 1940 (e.g., reverse repurchase agreements) to the extent permitted by the Fund’s investment objectives and policies. If the Fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If the Fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage and may cause a Fund to liquidate investments when it would not otherwise do so. Money borrowed will be subject to interest charges and may be subject to other fees or requirements which would increase the cost of borrowing above the stated interest rate.

Commodity-Related Investments. Commodity-related investments include futures, options, options on futures, swaps, structured notes, securities of other investment companies, grantor trusts, and hybrid instruments whose values are related to commodity or commodity contracts. The value of commodity-related investments can be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, changes in storage costs, embargoes, tariffs, policies of commodity cartels, and international market, economic, industry, political, and regulatory developments. The value of commodity-related investments can be more volatile than the value of traditional securities.

Common Stock. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

Convertible Securities. Convertible securities are bonds, debentures, notes, or other securities that may be converted into or exchanged for (by the holder or by the issuer) shares of stock (or cash or other securities of equivalent value) of the same or a different issuer at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at prices above their “conversion value,” which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

Country Location. The issuer of a security or other investment is generally deemed to be economically tied to a particular country if: (a) the security or other investment is issued or guaranteed by the government of that country or any of its agencies, authorities or instrumentalities; (b) the issuer is organized under the laws of, and maintains a principal office in, that country; (c) the issuer has its principal securities trading market in that country; (d) the issuer derives 50% or more of its total revenues from goods sold or services performed in that country; (e) the issuer has 50% or more of its assets in that country; (f) the issuer is included in an index which is representative of that country; or (g) the issuer is exposed to the economic fortunes and risks of that country.

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Depositary Receipts. Depositary receipts are securities that evidence ownership interests in a security or a pool of securities that have been deposited with a “depository.” Depositary receipts may be sponsored or unsponsored and include American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). In sponsored programs, an issuer has made arrangements to have its securities trade in the form of ADRs, EDRs, or GDRs. In unsponsored programs, the issuer may not be directly involved in the creation of the program. For ADRs, the depository is typically a U.S. financial institution and the underlying securities are issued by a foreign issuer. For other depositary receipts, the depository may be a foreign or a U.S. entity, and the underlying securities may have a foreign or a U.S. issuer. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities. Generally, ADRs are issued in registered form, denominated in U.S. dollars, and designed for use in the U.S. securities markets. Other depositary receipts, such as GDRs and EDRs, may be issued in bearer form and denominated in other currencies, and may be offered privately in the United States and are generally designed for use in securities markets outside the U.S. The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depository, and the depositary receipt holders.

With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depository), although most sponsored depositary receipts holders may bear costs such as deposit and withdrawal fees. Depositories of most sponsored depositary receipts agree to distribute notices of shareholder meetings, voting instructions, and other shareholder communications and financial information to the depositary receipt holders at the underlying issuer’s request.

Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights to depositary receipt holders with respect to the underlying securities.

Emerging Markets. Investing in emerging market countries involves certain risks not typically associated with investing in the United States, and imposes risks greater than, or in addition to, risks of investing in more developed foreign markets. These risks include, but are not limited to, the following: greater risks of nationalization or expropriation of assets or confiscatory taxation; currency devaluations and other currency exchange rate fluctuations; greater social, economic, and political uncertainty and instability (including amplified risk of war and terrorism); more substantial government involvement in the economy; less government supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on the Fund’s ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be smaller, less seasoned, and newly organized; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; the risk that it may be more difficult to obtain and/or enforce a judgment in a court outside the United States; the risk that a judgment against a foreign government may be unenforceable; and greater price volatility, less liquidity, and significantly smaller market capitalization of securities markets. Also, any change in the leadership or politics of emerging market countries, or the countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities. Furthermore, high rates of inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Equity Securities: Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company or other issuer. Different types of equity securities provide different voting and dividend rights and priorities in the event of bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, securities convertible into stocks, depository receipts for those securities, securities of investment companies, and other similar interests in an issuer.

Foreign Currencies. Foreign securities may be denominated in foreign currencies and international currency units and foreign currencies may be purchased directly. Accordingly, the weakening of these currencies and units against the U.S. dollar would result in a decline in the value of securities denominated in that currency or the value of the currency itself.

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While holding currencies permits an investor to take advantage of favorable movements in the applicable exchange rate, this strategy also exposes the investor to risk of loss if exchange rates move in a direction adverse to the investor’s position. Such losses could reduce any profits or increase any losses sustained by the investor from the sale or redemption of securities and could reduce the dollar value of interest or dividend payments received.

Some foreign countries have managed currencies, which are not free floating against the U.S. dollar. Managed currencies can experience a steep devaluation relative to the U.S. dollar.

In addition, there is risk that certain foreign countries may restrict the free conversion of their currencies into other currencies. Further, certain currencies may not be internationally traded.

Foreign currency transactions can be made on a spot (i.e., cash) or forward basis (i.e., by entering into forward contracts to purchase or sell foreign currencies). Although foreign exchange dealers generally do not charge a fee for such conversions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency at one rate, while offering a lesser rate of exchange should the counterparty desire to resell that currency to the dealer. Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

A “settlement hedge” or “transaction hedge” attempts to protect against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars “locks in” the U.S. dollar price of the security. Forward contracts to purchase or sell a foreign currency may also be used in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected.

Forward contracts can be used to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if an investor owned securities denominated in pounds sterling, the investor could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound’s value. Such a hedge, sometimes referred to as a “position hedge,” would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. An investor could also hedge the position by selling another currency expected to perform similarly to the pound sterling. This type of hedge, sometimes referred to as a “proxy hedge,” could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

Forward contracts can also be used to shift investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a “cross-hedge,” will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if a Fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause a Fund to assume the risk of fluctuations in the value of the currency it purchases.

Swap agreements, indexed securities, hybrid securities and options and futures contracts relating to foreign currencies can be used for the same purposes.

Successful use of currency management strategies will depend on MFS’ skill in analyzing currency values. Currency management strategies may increase the volatility of a Fund’s returns and could result in significant losses to a Fund if currencies do not perform as MFS anticipates. For example, if a currency’s value rose at a time when MFS had hedged a Fund by selling that currency in exchange for dollars, a Fund would not participate in the currency’s appreciation. If MFS hedges currency exposure through proxy hedges, a Fund could realize currency losses from both the hedge and the security position if the two currencies do not move in tandem. Similarly, if MFS increases a Fund’s exposure to a foreign currency and that currency’s value declines, a Fund will realize a loss. There is no assurance that MFS’ use of currency management strategies will be advantageous to a Fund or that it will hedge at appropriate times.

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Foreign Markets. Foreign securities and foreign currencies, as well as any securities issued by U.S. entities with substantial foreign operations, may involve significant risks in addition to the risks inherent in U.S. investments. Foreign investments involve risks relating to local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments, and may be affected by actions of foreign governments adverse to the interests of U.S. investors. Such actions may include expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. The debt instruments of foreign governments and their agencies and instrumentalities may or may not be supported by the full faith and credit of the foreign government. Additionally, governmental issuers of foreign debt securities may be unwilling to pay interest and repay principal when due and may require that the conditions for payment be renegotiated. In addition, the value of securities denominated in foreign currencies and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar.

Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. Foreign security trading, settlement and custodial practices (including those involving securities settlement where Fund assets may be released prior to receipt of payment) are often less developed than those in U.S. markets, and may result in increased risk or substantial delays in the event of a failed trade or the insolvency of, or breach of duty by, a foreign broker-dealer, securities depository, or foreign subcustodian. In addition, the costs associated with foreign investments, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than with U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to U.S. issuers. Adequate public information on foreign issuers may not be available, and it may be difficult to secure dividends and information regarding corporate actions on a timely basis. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States. OTC markets tend to be less regulated than stock exchange markets and, in certain countries, may be totally unregulated. Regulatory enforcement may be influenced by economic or political concerns, and investors may have difficulty enforcing their legal rights in foreign countries.

Some foreign securities impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

Futures Contracts. A futures contract is a standardized agreement between two parties to buy or sell in the future a specific quantity of an asset, currency, interest rate, index, commodity, instrument or other indicator at a specific price and time. The value of a futures contract typically fluctuates in correlation with the increase or decrease in the value of the underlying indicator. The buyer of a futures contract enters into an agreement to purchase the underlying indicator on the settlement date and is said to be “long” the contract. The seller of a futures contract enters into an agreement to sell the underlying indicator on the settlement date and is said to be “short” the contract. The price at which a futures contract is entered into is established either in the electronic marketplace or by open outcry on the floor of an exchange between exchange members acting as traders or brokers. Open futures contracts can be liquidated or closed out by physical delivery of the underlying indicator or payment of the cash settlement amount on the settlement date, depending on the terms of the particular contract. Some financial futures contracts (such as security futures) provide for physical settlement at maturity. In the case of physically settled futures, it may not be possible to liquidate or close out the futures contract at any particular time or at an acceptable price. Other financial futures contracts (such as those relating to interest rates, foreign currencies and securities indexes) generally provide for cash settlement at maturity. In the case of cash settled futures contracts, the cash settlement amount is equal to the difference between the final settlement price on the last trading day of the contract and the price at which the contract was entered into. Most futures contracts, however, are not held until maturity but instead are “offset” before the settlement date through the establishment of an opposite and equal futures position.

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The purchaser or seller of a futures contract is not required to deliver or pay for the underlying indicator unless the contract is held until the settlement date. However, both the purchaser and seller are required to deposit “initial margin” with a futures commission merchant (FCM) when the futures contract is entered into. Initial margin deposits are typically calculated as a percentage of the contract’s market value. If the value of either party’s position declines, that party will be required to make additional “variation margin” payments to settle the change in value on a daily basis. This process is known as “marking-to-market.”

The risk of loss in trading futures contracts can be substantial, because of the low margin deposits required, the extremely high degree of leverage involved in futures pricing, and the potential high volatility of the futures markets. As a result, a relatively small price movement in a futures position may result in immediate and substantial loss (or gain) to the investor. Thus, a purchase or sale of a futures contract may result in unlimited losses. In the event of adverse price movements, an investor would continue to be required to make daily cash payments to maintain its required margin. In addition, on the settlement date, an investor may be required to make delivery of the indicators underlying the futures positions it holds.

An investor could suffer losses if it is unable to close out a futures contract because of an illiquid secondary market. Futures contracts may be closed out only on an exchange which provides a secondary market for such products. However, there can be no assurance that a liquid secondary market will exist for any particular futures product at any specific time. Thus, it may not be possible to close a futures position, and an investor would remain obligated to meet margin requirements until the position is closed. Moreover, most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses. The inability to close futures positions also could have an adverse impact on the ability to hedge a portfolio investment or to establish a substitute for a portfolio investment.

An investor could lose margin payments it has deposited with its futures commission merchant (FCM), if, for example, the FCM breaches its agreement with the investor or becomes insolvent or goes into bankruptcy. In that event, the investor may be entitled to return of margin owed to it only in proportion to the amount received by the FCM’s other customers, potentially resulting in losses to the investor.

If MFS attempts to use a futures contract as a hedge against, or as a substitute for, a portfolio investment, the futures position may not correlate as expected with the portfolio investment, resulting in losses to the Fund. While hedging strategies involving futures products can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments.

Pursuant to a claim of exemption filed with the Commodity Futures Trading Commission (CFTC) on behalf of the MFS Funds that are permitted by their investment objectives and policies to use futures and options on futures contracts, each such MFS Fund is not deemed to be a “commodity pool” or “commodity pool operator” under the Commodity Exchange Act and is not subject to registration or regulation as such under the Commodity Exchange Act.

Hybrid Instruments. Hybrid instruments are generally considered derivatives and combine the elements of swaps, futures contracts, or options with those of debt, preferred equity or a depository instrument. A hybrid instrument may be a debt instrument, preferred stock, warrant, convertible security, certificate of deposit or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption or retirement, is determined by reference to prices, changes in prices, or differences between prices, of securities, currencies, intangibles, goods, commodities, indexes, economic factors or other measures, including interest rates, currency exchange rates, or commodities or securities indices, or other indicators (collectively, “indicators”).

The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, swaps, options, futures and currencies. An investment in a hybrid instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is

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denominated in U.S. dollars or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published benchmark. The risks of a particular hybrid instrument will depend upon the terms of the instrument, but may include the possibility of significant changes in the benchmark(s) or the prices of the underlying indicators to which the instrument is linked. Such risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the hybrid instrument, which may not be foreseen by the purchaser, such as economic and political events, the supply and demand of the underlying indicators and interest rate movements. Hybrid instruments may be highly volatile.

Hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular hybrid instrument, changes in a benchmark, underlying asset or indicator may be magnified by the terms of the hybrid instrument and have an even more dramatic and substantial effect upon the value of the hybrid instrument. Also, the prices of the hybrid instrument and the benchmark, underlying asset or indicator may not move in the same direction or at the same time.

Hybrid instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, hybrid instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if “leverage” is used to structure the hybrid instrument. Leverage risk occurs when the hybrid instrument is structured so that a given change in a benchmark or underlying indicator is multiplied to produce a greater value change in the hybrid instrument, thereby magnifying the risk of loss as well as the potential for gain.

If MFS attempts to use a hybrid instrument as a hedge against, or as a substitute for, a portfolio investment, the hybrid instrument may not correlate as expected with the portfolio investment, resulting in losses to the Fund. While hedging strategies involving hybrid instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments.

Hybrid instruments may also carry liquidity risk since the instruments are often “customized” to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt instruments. Under certain conditions, the redemption value of such an investment could be zero. In addition, because the purchase and sale of hybrid investments could take place in an over-the-counter market without the guarantee of a central clearing organization, or in a transaction between the Fund and the issuer of the hybrid instrument, hybrid instruments are subject to the creditworthiness of the issuer of the hybrid instrument, and their values may decline substantially if the issuer’s creditworthiness deteriorates. Hybrid instruments also may not be subject to regulation by the CFTC, which generally regulates the trading of commodity futures by U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

Inflation-Indexed Bonds. Inflation-indexed bonds are debt instruments whose principal value is adjusted periodically according to a rate of inflation (usually a consumer price index). Two structures are most common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the inflation accruals as part of a semiannual coupon.

U.S. Treasury Inflation Protected Securities (TIPS) currently are issued with maturities of five, ten, or thirty years, although it is possible that securities with other maturities will be issued in the future. The principal amount of TIPS adjusts for inflation, although the inflation-adjusted principal is not paid until maturity. Semi-annual coupon payments are determined as a fixed percentage of the inflation-adjusted principal at the time the payment is made.

If the rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. At maturity, TIPS are redeemed at the greater of their inflation-adjusted principal or at the par amount at original issue. If an inflation-indexed bond does not provide a guarantee of principal at maturity, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. For example, if inflation were to rise at a faster rate than nominal interest rates, real interest rates would likely decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates would likely rise, leading to a decrease in value of inflation-indexed bonds.

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While these securities, if held to maturity, are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If nominal interest rates rise due to reasons other than inflation (for example, due to an expansion of non-inflationary economic activity), investors in these securities may not be protected to the extent that the increase in rates is not reflected in the bond’s inflation measure.

The inflation adjustment of TIPS is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of price changes in the cost of living, made up of components such as housing, food, transportation, and energy. There can be no assurance that the CPI-U will accurately measure the real rate of inflation in the prices of goods and services.

Inverse Floating Rate Obligations. Inverse floating rate obligations have variable interest rates that typically move in the opposite direction from movements in prevailing interest rates, most often short-term rates. Accordingly, the value of inverse floating rate obligations or other obligations or certificates structured to have similar features generally moves in the opposite direction as interest rates. The value of an inverse floating rate instrument can be considerably more volatile than the value of other debt instruments of comparable maturity and quality. Inverse floating rate obligations incorporate varying degrees of leverage. Generally, greater leverage results in greater price volatility for any given change in interest rates. Inverse floating rate obligations may be subject to legal or contractual restrictions on resale and therefore may be less liquid than other types of securities.

Lending. The Fund may not lend any security or make any other loan, if as a result, more than 33 1/3% of its total assets would be lent to other parties. This limitation does not apply to the purchase of debt instruments, money market instruments, repurchase agreements, loans, or other direct indebtedness.

Lending of Portfolio Securities. Portfolio securities will be lent to qualified investors such as member firms of the New York Stock Exchange (the “Exchange”) (and subsidiaries thereof) and member banks of the Federal Reserve System, and would be required to be secured by collateral in cash, an irrevocable letter of credit, or U.S. Government securities maintained on a current basis at an amount at least equal to the market value of the securities loaned. When one party lends portfolio securities to another party, the lender has the right to call the loan and obtain the securities loaned at any time on customary industry settlement notice (which will not usually exceed five business days). For the duration of a loan, the borrower pays the lender an amount equal to any interest or dividends received on the securities loaned. The lender also receives a fee from the borrower or compensation from the investment of the collateral, less a fee paid to the borrower (if the collateral is in the form of cash). The lender does not, however, have the right to vote any securities having voting rights during the existence of the loan, but it can call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment. A Fund’s performance will continue to reflect changes in the value of the securities loaned and will also reflect the receipt of interest, through investment of cash collateral by the Fund or a fee. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the lender may not be able to recover the securities loaned or gain access to the collateral. These delays and costs could be greater for foreign securities. If the lender is not able to recover the securities loaned, the lender may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased.

Loans and Other Direct Indebtedness. Loans and other direct indebtedness are interests in amounts owed by corporations, governmental or other borrowers to lenders or lending syndicates (loans and loan participations), to suppliers of goods and services (trade claims and other receivables), or to other parties. Some loans may be unsecured in part or in full. Loans may be in default at the time of purchase. Loans that are fully secured should protect the purchaser to a greater extent than unsecured loans in the event of nonpayment of scheduled interest or principal. However, there can be no assurance that the liquidation of collateral acquired in connection with the default of a secured loan would satisfy the borrower’s obligation, or that such collateral could be liquidated.

Loans generally are made to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs or other corporate activities. Such loans typically are originated, negotiated and structured by a syndicate of lenders represented by an agent lender that has negotiated and structured the loan and that is responsible for collecting interest and principal payments and other amounts due on behalf of all of the lenders in the syndicate, and for enforcing the lenders’ rights against the borrower. Typically, the agent is given broad discretion in monitoring the borrower’s performance and is obligated to use the same care it would use in the management of its own property. Upon an event of default, the agent typically will enforce the loan agreement after instruction

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from the lenders. The borrower compensates the agent for these services. This compensation may include special fees paid when the loan is structured or funded and other fees paid on a continuing basis. The typical practice of an agent or a lender to rely exclusively or primarily on reports from the borrower involves a risk of fraud by the borrower.

If an agent becomes insolvent, or has a receiver, conservator or similar official appointed for it by an appropriate authority, or if it becomes a debtor in a bankruptcy proceeding, the agent’s appointment may be terminated, and a successor agent typically may be appointed by the lenders. If an appropriate authority determines that assets held by the agent for the benefit of lenders or purchasers of loans are subject to the claims of the agent’s general or secured creditors, then such lenders or purchasers might incur certain costs and delays in realizing payment on a loan or suffer a loss of principal and/or interest. Furthermore, in the event of the borrower’s bankruptcy or insolvency, the borrower’s obligation to repay a loan may be subject to certain defenses that the borrower can assert as a result of improper conduct by the agent.

Loans may be acquired by participating directly in a lending syndicate as a lender. Alternatively, loans or an interest in loans may be acquired by novation, by assignment or by participation from members of the lending syndicate or from other participants. In a novation or an assignment, the acquirer assumes all of the rights of the lender in the loan or of the participant in the participants’ portion of the loan and, in the case of a novation or an assignment from a member of the lending syndicate, becomes a party of record with respect to the loan. In a participation, the acquirer purchases a portion of the lender’s or the participants’ interest in the loan, but has no direct contractual relationship with the borrower. An investment in a loan by participation gives rise to several risks. The acquirer must rely on another party not only for the enforcement of the acquirer’s rights against the borrower, but also for the receipt and processing of principal, interest or other payments due under the loan and may be subject to the credit risk of the other party in addition to the borrower. The acquirer may be subject to delays, expenses, and risks that are greater than those that would be involved if the acquirer could enforce its rights directly against the borrower. In addition, under the terms of a participation agreement, the acquirer may be regarded as a creditor of the seller of the participation interest (rather than of the borrower), so that the acquirer also may be subject to the risk that such seller could become insolvent. A participation agreement also may limit the rights of the acquirer to vote on changes that may be made to the underlying loan agreement, such as waiving a breach of a covenant.

Direct indebtedness includes trade or other claims against companies, which generally represent monies owed by such companies to suppliers of goods or services. Such claims may be purchased when such companies are in default.

The ability to receive payments of principal and interest on loans and other direct indebtedness will depend primarily on the financial condition of the borrower. Because an acquirer may be required to rely on another party to collect and to pass on to it amounts payable with respect to the loan or other direct indebtedness and to enforce the acquirer’s rights under the loan or other direct indebtedness, an insolvency, bankruptcy or reorganization of such other party may delay or prevent the acquirer from receiving such amounts. The highly leveraged nature of many loans and other direct indebtedness may make such loans and other direct indebtedness especially vulnerable to adverse changes in economic or market conditions.

Revolving credit facilities and other standby financing commitments obligate the purchaser to fund additional cash on a certain date or on demand. A revolving credit facility differs from other types of financing commitments in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. These commitments may have the effect of requiring a purchaser to increase its investment in a company at a time when the purchaser might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid).

Floating rate loans generally are subject to legal or contractual restrictions on resale. Floating rate loans currently are not listed on any securities exchange or automatic quotation system. As a result, no active market may exist for some floating rate loans, and to the extent a secondary market exists for other floating rate loans, such market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Additionally, the supply of floating rate loans may be limited from time to time due to a lack of sellers in the market for existing floating rate loans or to the number of new floating rate loans currently being issued. As a result, the floating rate loans available for purchase may be of lower quality or may have a higher price.

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With respect to its management of investments in bank loans, MFS will normally seek to avoid receiving material, non-public information (“MNPI”) about the issuers of bank loans being considered for acquisition by the Fund or held in the Fund’s portfolio. In many instances, borrowers may offer to furnish MNPI to prospective investors, and to holders, of the issuer’s loans. MFS’ decision not to receive MNPI may place MFS at a disadvantage relative to other investors in loans (which could have an adverse effect on the price the Fund pays or receives when buying or selling loans). Also, in instances where holders of loans are asked to grant amendments, waivers or consent, MFS’ ability to assess their significance or desirability may be adversely affected. For these and other reasons, it is possible that MFS’ decision not to receive MNPI under normal circumstances could adversely affect the Fund’s investment performance.

Notwithstanding its intention generally not to receive MNPI with respect to its management of investments in loans, MFS may from time to time come into possession of MNPI about the issuers of loans that may be held in the Fund’s portfolio. Possession of such information may in some instances occur despite MFS’ efforts to avoid such possession, but in other instances MFS may choose to receive such information (for example, in connection with participation in a creditors’ committee with respect to a financially distressed issuer). As, and to the extent, required by applicable law, MFS’ ability to trade in these loans for the account of the Fund could potentially be limited by its possession of such information. Such limitations on MFS’ ability to trade could have an adverse effect on the Fund by, for example, preventing the Fund from selling a loan that is experiencing a material decline in value. In some instances, these trading restrictions could continue in effect for a substantial period of time.

Lower Quality Debt Instruments. Lower quality debt instruments are considered speculative with respect to the issuer’s continuing ability to meet principal and interest payments and, while generally expected to provide greater income than investments in higher quality debt instruments, will involve greater risk of principal and income (including the possibility of default or bankruptcy of the issuers of such instruments) and may involve greater volatility of price (especially during periods of economic uncertainty or change) than higher quality debt instruments. In addition, because yields vary over time, no specific level of income can ever be assured. These lower quality debt instruments generally tend to reflect economic changes (and the outlook for economic growth), short-term corporate and industry developments and the market’s perception of their credit quality to a greater extent than higher quality debt instruments, which react primarily to fluctuations in the general level of interest rates (although these lower quality debt instruments are also affected by changes in interest rates). In the past, economic downturns or an increase in interest rates have, under certain circumstances, resulted in a higher incidence of default by the issuers of these instruments and may do so in the future, especially in the case of highly leveraged issuers. The prices for these instruments may be affected by legislative and regulatory developments. The market for these lower quality debt instruments may be less liquid than the market for investment grade debt instruments. Furthermore, the liquidity of these lower quality debt instruments may be affected by the market’s perception of their credit quality.

Instruments in the lowest tier of investment-grade debt instruments, while normally exhibiting adequate protection parameters, have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than in the case of higher grade securities.

See APPENDIX M for a description of bond ratings.

Money Market Instruments. Money market instruments, or short-term debt instruments, consist of obligations such as commercial paper, bank obligations (e.g., certificates of deposit and bankers’ acceptances), repurchase agreements, and various government obligations, such as Treasury bills. Money market instruments may be structured to be, or may employ a trust or other form so that they are, eligible investments for money market funds. For example, put features can be used to modify the maturity of a security or interest rate adjustment features can be used to enhance price stability. If a structure fails to function as intended, adverse tax or investment consequences may result. Neither the Internal Revenue Service (IRS) nor any other regulatory authority has ruled definitively on certain legal issues presented by certain structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities. Commercial paper is a money market instrument issued by banks or companies to raise money for short-term purposes. Unlike some other debt obligations, commercial paper is typically unsecured. Commercial paper may be issued as an asset-backed security.

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Mortgage-Backed Securities. Mortgage-backed securities are securities that represent direct or indirect participation in, or are collateralized by and payable from, mortgage loans secured by real property or instruments derived from such loans. Mortgage-backed securities include various types of securities such as pass-throughs, stripped mortgage-backed securities, and collateralized mortgage obligations. There are a wide variety of mortgage types underlying these securities, including mortgage instruments whose principal or interest payments may vary or whose terms to maturity may be shorter than customary.

Generally, mortgage-backed securities represent interests in pools of mortgage loans assembled for sale to investors by various governmental agencies, such as the Government National Mortgage Association (GNMA), by government-related organizations, such as the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC), as well as by private issuers, such as commercial banks, savings and loan institutions and mortgage bankers. Government mortgage-backed securities are backed by the full faith and credit of the United States as to payment of principal and interest. GNMA, the principal U.S. guarantor of these securities, is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. Government-related mortgage-backed securities are not backed by the full faith and credit of the United States. Issuers of government-related mortgage-backed securities include FNMA and FHLMC. FNMA is a congressionally chartered corporation owned entirely by private stockholders, and is subject to general regulation by the Secretary of Housing and Urban Development. Private mortgage-backed securities may be less liquid than government or government-related mortgage-backed securities.

Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA. FHLMC is a stockholder-owned government-sponsored enterprise established by Congress. Participation certificates representing interests in mortgages from FHLMC’s national portfolio are guaranteed as to the timely payment of interest and principal by FHLMC. Private mortgage-backed securities represent interest in pass-through pools consisting principally of conventional residential mortgage loans created by non-government issuers, such as commercial banks and savings and loan associations and private mortgage insurance companies. Private, government, or government-related entities may create mortgage loan pools offering pass-through investments in addition to those described above. Interests in pools of mortgage-related securities differ from other forms of debt instruments, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities typically provide a monthly payment which consists of both interest and principal payments. In effect, these payments generally are a “pass-through” of the monthly payments made by the individual borrowers on their residential or commercial loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs incurred.

Mortgage-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. Prepayments of principal by mortgagors or mortgage foreclosures shorten the term of the mortgage pool underlying the mortgage-backed security. The occurrence of prepayments is a function of several factors, including interest rates, general economic conditions, the location of the mortgaged property, the age of the mortgage or other underlying obligations, and other social and demographic conditions. Because prepayment rates of individual mortgage pools vary widely, the average life of a particular pool is difficult to predict. A Fund’s ability to maintain positions in mortgage-backed securities is affected by the reductions in the principal amount of such securities resulting from prepayments. The values of mortgage-backed securities vary with changes in market interest rates generally and the differentials in yields among various kinds of U.S. government securities, mortgage-backed securities, and asset-backed securities. In periods of rising interest rates, the rate of prepayment tends to decrease, thereby lengthening the average life of a pool of mortgages supporting a mortgage-backed security. Conversely, in periods of falling interest rates, the rate of prepayment tends to increase thereby shortening the average life of such a pool. Because prepayments of principal generally occur when interest rates are declining, an investor generally has to reinvest the proceeds of such prepayments at lower interest rates than those at which its assets were previously invested. Therefore, mortgage-backed securities typically have less potential for capital appreciation in periods of falling interest rates than other income-bearing securities of comparable maturity.

Collateralized mortgage obligations (CMOs) are mortgage-backed securities that are collateralized by whole loan mortgages or mortgage pass-through securities. The bonds issued in a CMO transaction are divided into groups, and each group of bonds is referred to as a “tranche.” Under the traditional CMO structure, the cash flows generated by the mortgages or mortgage pass-through securities in the collateral pool are used to first pay interest and then pay principal to the CMO bondholders. The bonds issued under a traditional CMO structure are retired sequentially as opposed to the pro-rata return of principal found in traditional pass-through obligations. Subject to the various provisions of individual CMO issues, the cash flow

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generated by the underlying collateral (to the extent it exceeds the amount required to pay the stated interest) is used to retire the bonds. Under a CMO structure, the repayment of principal among the different tranches is prioritized in accordance with the terms of the particular CMO issuance. The “fastest-pay” tranches of bonds, as specified in the prospectus for the issuance, would initially receive all principal payments. When those tranches of bonds are retired, the next tranche, or tranches, in the sequence, as specified in the prospectus, receive all of the principal payments until they are retired. The sequential retirement of bond groups continues until the last tranche is retired. Accordingly, the CMO structure allows the issuer to use cash flows of long maturity, monthly-pay collateral to formulate securities with short, intermediate, and long final maturities, as well as varied expected average lives and risk characteristics. In recent years, new types of CMO tranches have evolved. These include floating rate CMOs, parallel pay CMOs planned amortization classes, accrual bonds and CMO residuals. These newer structures affect the amount and timing of principal and interest received by each tranche from the underlying collateral. Under certain of these new structures, given classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, depending on the type of CMOs in which a Fund invests, the investment may be subject to a greater or lesser risk of prepayment than other types of mortgage-backed securities.

A primary risk of CMOs is the uncertainty of the timing of cash flows that results from the rate of prepayments on the underlying mortgages serving as collateral and from the structure of the particular CMO transaction (that is, the priority of the individual tranches). An increase or decrease in prepayment rates (resulting from a decrease or increase in mortgage interest rates) will affect the yield, average life, and price of CMOs. The prices of certain CMOs, depending on their structure and the rate of prepayments, can be volatile. Some CMOs may also not be as liquid as other securities.

Stripped mortgage-backed securities (SMBSs) are derivative multi-class mortgage-backed securities. SMBSs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks, and special purpose entities formed or sponsored by any of the foregoing. SMBSs may be less liquid than other types of mortgage-backed securities.

SMBSs are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The price and yield-to-maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to recoup some or all of its initial investment in these securities, even if the security is in one of the highest rating categories. The mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may be shorter than customary.

Mortgage “Dollar Roll” Transactions. In mortgage “dollar roll” transactions, the investor sells mortgage-backed securities for delivery in the future and simultaneously contracts to repurchase substantially similar securities on a specified future date. During the roll period, the investor foregoes principal and interest paid on the mortgage-backed securities. The lost interest is compensated by the difference between the current sales price and the lower price for the future purchase (often referred to as the “drop”) as well as by the interest earned on, and gains from, the investment of the cash proceeds of the initial sale. A commitment fee may also be received for participation in such transaction.

If the income and capital gains from the investment of the cash from the initial sale do not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will result in a lower return than would have been realized without the use of the dollar rolls. Dollar roll transactions involve the risk that the market value of the securities that are required to be purchased in the future may decline below the agreed upon repurchase price of those securities. If the party to

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whom the securities are sold becomes insolvent, the right to purchase or repurchase securities may be restricted. Successful use of mortgage dollar rolls may depend upon the investor’s ability to correctly predict interest rates and prepayments.

A dollar roll can be viewed as a borrowing. If a Fund makes additional investments while a dollar roll is outstanding, this may be considered a form of leverage.

Municipal Instruments. Debt instruments issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies or instrumentalities, are known as “municipal instruments.” Generally, interest received on municipal instruments is exempt from federal income tax. The tax-exempt nature of the interest on a municipal instrument is generally the subject of a bond counsel opinion delivered in connection with the issuance of the instrument. There is no assurance that the IRS will agree with bond counsel’s opinion that such interest is tax-exempt or that the interest payments on such municipal instruments will continue to be tax exempt for the life of the municipal instrument. Issuers or other parties generally enter into covenants requiring continuing compliance with federal tax requirements to preserve the tax-free status of interest payments over the life of the municipal instrument. If at any time the covenants are not complied with, or if the IRS otherwise determines that the issuer did not comply with relevant tax requirements, interest payments from a municipal instrument could become federally taxable, possibly retroactively to the date the municipal instrument was issued and an investor may need to file an amended income tax return. Certain types of structured securities are designed so that tax exempt interest from municipal instruments held by the underlying entity will pass through to the holders of the structured security. There is no assurance that the IRS will agree that such interest is tax exempt.

The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of municipal instruments can be affected by, among other things, the financial condition of the issuer or guarantor, the issuer’s future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, political or economic developments in the region where the instrument is issued and the liquidity of the security. Municipal instruments generally trade in the over-the-counter market.

General obligation bonds are backed by the issuer’s pledge of its full faith and credit and taxing power for the repayment of principal and the payment of interest. Issuers of general obligation bonds include states, counties, cities, towns, and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The rate of taxes that can be levied for the payment of debt service on these bonds may be limited. Additionally, there may be limits as to the rate or amount of special assessments or taxes that can be levied to meet these obligations.

Some general obligation bonds are backed by both a pledge of a specific revenue source, such as a special assessment or tax and an issuer’s pledge of its full faith and credit and taxing power. Debt service from these general obligation bonds is typically paid first from the specific revenue source and second, if the specific revenue source is insufficient, from the general taxing power.

Revenue bonds are generally backed by the net revenues derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise tax or other specific revenue source, such as a state’s or local government’s proportionate share of the payments from the Tobacco Master Settlement Agreement. Revenue bonds are issued to finance a wide variety of capital projects. Examples include electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Industrial development bonds, a type of revenue bond, are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for a variety of purposes, including economic development, solid waste disposal, transportation, and pollution control. Although the principal security for revenue bonds is typically the revenues of the specific facility, project, company or system, many revenue bonds are secured by additional collateral in the form of a mortgage on the real estate comprising a specific facility, project or system, a lien on receivables and personal property, as well as the pledge of various reserve funds available to fund debt service, working capital, capital expenditures or other needs. Net revenues and other security pledged may be insufficient to pay principal and interest due which will cause the price of the bonds to decline. In some cases, revenue bonds issued by an authority are backed by a revenue stream unrelated to the issuer, such as a hotel occupancy tax, a sales tax, or a special assessment. In these cases, the ability of the authority to pay debt service is solely dependent on the revenue stream generated by the special tax. Furthermore, the taxes supporting such issues may be subject to legal limitations as to rate or amount.

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Municipal insurance policies typically insure, subject to the satisfaction of the policy conditions, timely and scheduled payment of all principal and interest due on the underlying municipal instruments. The insurance may be obtained by either (i) the issuer at the time the municipal instrument is issued, commonly referred to as primary market insurance or (ii) another party after the municipal instrument has been issued, commonly referred to as secondary market insurance. The financial strength of the companies issuing the bond insurance can vary.

In general, municipal insurance does not insure any risk other than nonpayment. Municipal insurance does not insure against market fluctuations which affect the price of a security. In addition, a municipal insurance policy will not insure (i) the payment of regularly scheduled debt service payments until maturity if an issuer redeems the municipal bonds prior to maturity in accordance with the call provisions of the municipal instrument; (ii) over the loss of prepayment or other acceleration payment which at any time may become due in respect of any instrument, (except for a mandatory sinking fund redemption; (iii) the payment of a prepayment or acceleration premium; or (iv) nonpayment of principal or interest caused by negligence or bankruptcy of the paying agent. A municipal insurance policy often reserves to the insurer the exclusive right to accelerate the instruments upon a payment default.

Because a significant portion of the municipal instruments issued and outstanding are insured by a small number of insurance companies, an event involving one or more of these insurance companies could have a significant adverse effect on the value of the securities insured by that insurance company and on the municipal market as a whole.

Education. In general, there are two types of education-related bonds: (i) those issued to finance projects for public and private colleges and universities, charter schools and private schools, and (ii) those representing pooled interests in student loans. Bonds issued to supply educational institutions with funding are subject to many risks, including the risks of unanticipated revenue decline, primarily the result of decreasing student enrollment, decreasing state and federal funding, or a change in general economic conditions. Additionally, higher than anticipated costs associated with salaries, utilities, insurance or other general expenses could impair the ability of a borrower to make annual debt service payments. Student loan revenue bonds are generally offered by state (or substate) authorities or commissions and are backed by pools of student loans. Underlying student loans may be guaranteed by state guarantee agencies and may be subject to reimbursement by the United States Department of Education through its guaranteed student loan program. Others may be private, uninsured loans made to parents or students which may be supported by reserves or other forms of credit enhancement. Recoveries of principal due to loan defaults may be applied to redemption of bonds or may be used to re-lend, depending on program latitude and demand for loans. Cash flows supporting student loan revenue bonds are impacted by numerous factors, including the rate of student loan defaults, seasoning of the loan portfolio, and student repayment deferral periods of forbearance. Other risks associated with student loan revenue bonds include potential changes in federal legislation regarding student loan revenue bonds, state guarantee agency reimbursement and continued federal interest and other program subsidies currently in effect.

Electric Utilities. The electric utilities industry has been experiencing increased competitive pressures. Federal and state legislation in recent years has been moving the industry toward opening transmission access to any electricity supplier, although it is not presently known to what extent competition will evolve. Other risks include: (a) the availability and cost of fuel, (b) the availability and cost of capital, (c) the effects of conservation on energy demand, (d) the effects of rapidly changing environmental, safety, and licensing requirements, and other federal, state, and local regulations, (e) timely and sufficient rate increases thereby assisting utilities in recovering increasing energy costs, and (f) opposition to nuclear power.

Health Care. The health care industry is subject to regulatory action by a number of governmental agencies, including federal, state, and local governmental agencies. A major source of revenues for the health care industry is payments from the Medicare and Medicaid programs. As a result, the industry is sensitive to legislative changes and reductions in governmental spending for such programs. A second major source of revenues for the health care industry is payments from private insurance companies and health maintenance organizations. As such, any changes to and reductions in reimbursement rates from these entities for services provided could be detrimental to the revenues of the providers. Numerous other factors may affect the industry, such as general and local economic conditions; demand for services; expenses (including for example, labor, malpractice insurance

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premiums and pharmaceutical products); and competition among health care providers. In the future, the following factors may adversely affect health care facility operations: adoption of legislation proposing a national health insurance program; other state or local health care reform measures; medical and technological advances which dramatically alter the need for health services or the way in which such services are delivered; changes in medical coverage which alter the traditional fee-for-service revenue stream; and efforts by employers, insurers, and governmental agencies to reduce the costs of health insurance and health care services.

Housing. Housing revenue bonds typically are issued by a state, county, or local housing authority and are secured by the revenues of mortgages originated by the authority using the proceeds of the bond issue. These bonds may be used to make mortgage loans for single-family housing, multi-family housing, or a combination of the two. Because of the impossibility of precisely predicting demand for mortgages from the proceeds of such an issue, there is a risk that the proceeds of the issue will be in excess of demand, which would result in early retirement of the bonds by the issuer. Moreover, such housing revenue bonds depend for their repayment upon the cash flow from the underlying mortgages, which cannot be precisely predicted when the bonds are issued. Any difference in the actual cash flow from such mortgages from the assumed cash flow could have an adverse impact upon the ability of the issuer to make scheduled payments of principal and interest on the bonds, or could result in early retirement of the bonds. Additionally, such bonds depend in part for scheduled payments of principal and interest upon reserve funds established from the proceeds of the bonds, assuming certain rates of return on investment of such reserve funds. If the assumed rates of return are not realized because of changes in interest rate levels or for other reasons, the actual cash flow for scheduled payments of principal and interest on the bonds may be inadequate. The financing of multi-family housing projects is affected by a variety of factors which may impact the borrower’s ability to pay debt service and may impair the value of the collateral securing the bonds, if any. These factors include satisfactory completion of construction within cost constraints, the achievement and maintenance of a sufficient level of occupancy, sound management of the developments, timely and adequate increases in rents to cover increases in operating expenses, including taxes, utility rates and maintenance costs, changes in applicable laws and governmental regulations and social and economic trends. Some authorities provide additional security for the bonds in the form of insurance, subsidies, additional collateral, or state pledges (without obligation) to make up deficiencies.

Transportation. Transportation debt may be issued to finance the construction of airports, toll roads, highways, or other transit facilities. Airport bonds are dependent on the economic conditions of the airport’s service area and may be affected by the business strategies and fortunes of specific airlines. They may also be subject to competition from other airports and modes of transportation. Air traffic generally follows broader economic trends and is also affected by the price and availability of fuel. Toll road bonds are also affected by the cost and availability of fuel as well as toll levels, the presence of competing roads and the general economic health of an area. Fuel costs, transportation taxes and fees, and availability of fuel also affect other transportation-related securities, as do the presence of alternate forms of transportation, such as public transportation.

Tobacco Settlement Revenue Bonds. Tobacco settlement revenue bonds are secured by a single source of revenue —a state or jurisdiction’s proportionate share of periodic payments made by tobacco companies under the Master Settlement Agreement (the “MSA”) entered into by participating cigarette manufacturers, 46 states, and other jurisdictions in November of 1998 in settlement of certain smoking-related litigation. Annual payments on the bonds are dependent on the receipt by the issuer of future settlement payments under the MSA. These annual payments are subject to numerous adjustments. The actual amount of future settlement payments depends on annual domestic cigarette shipments, inflation, market share gains by non-participating cigarette manufacturers, and other factors. MSA adjustments may cause bonds to be repaid faster or slower than originally projected. Tobacco bonds are subject to additional risks, including the risk that cigarette consumption declines, that a tobacco company defaults on its obligation to make payments to the state or that the MSA or state legislation enacted pursuant to the MSA is void or unenforceable.

Water and Sewer. Water and sewer revenue bonds are generally secured by the fees charged to each user of the service. The issuers of water and sewer revenue bonds generally enjoy a monopoly status and latitude in their ability to raise rates. However, lack of water supply due to insufficient rain, run-off, or snow pack can be a concern and has led to past defaults. Further, public resistance to rate increases, declining numbers of customers in a particular locale, costly environmental litigation, and Federal environmental mandates are challenges faced by issuers of water and sewer bonds.

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Municipal Lease Obligations. Municipal lease obligations and participations in municipal leases are undivided interests in a portion of an obligation in the form of a lease or installment purchase or conditional sales contract which is issued by a state, local government, or a municipal financing corporation to acquire land, equipment, and/or facilities (collectively hereinafter referred to as “lease obligations”). Generally lease obligations do not constitute general obligations of the municipality for which the municipality’s taxing power is pledged. Instead, a lease obligation is ordinarily backed by the municipality’s covenant to budget for, appropriate, and make the payments due under the lease obligation. As a result of this structure, municipal lease obligations are generally not subject to state constitutional debt limitations or other statutory requirements that may apply to other municipal securities.

Lease obligations may contain “non-appropriation” clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for that purpose on a yearly basis. If the municipality does not appropriate in its budget enough to cover the payments on the lease obligation, the lessor may have the right to repossess and relet the property to another party. Depending on the property subject to the lease, the value of the property may not be sufficient to cover the debt.

In addition to the risk of “non-appropriation,” municipal lease securities may not have as highly liquid a market as conventional municipal bonds. Furthermore, municipal lease obligations have the same risk characteristics as Municipal Instruments do generally.

Options. An option is a contract which conveys the right, but not the obligation, to purchase (in the case of a call option) or sell (in the case of a put option) a specific amount or value of a particular underlying interest at a specific price (called the “exercise” or “strike” price) at one or more specific times before the option expires. The underlying interest of an option contract can be a security, currency, index, future, swap, commodity, or other type of financial instrument. The seller of an option is called an option writer. The purchase price of an option is called the premium. The potential loss to an option purchaser is limited to the amount of the premium plus transaction costs. This will be the case, for example, if the option is held and not exercised prior to its expiration date.

Options can be traded either through established exchanges (“exchange traded options”) or privately negotiated transactions (over-the-counter or “OTC options”). Exchange traded options are standardized with respect to, among other things, the underlying interest, expiration date, contract size and strike price. The terms of OTC options are generally negotiated by the parties to the option contract which allows the parties greater flexibility in customizing the agreement, but OTC options are generally less liquid than exchange traded options.

All option contracts involve credit risk if the counterparty to the option contract fails to perform. Credit risk is low in exchange traded options because the performance of the contract by the counterparty is backed by the clearing agency for the exchange on which the options are traded. The credit risk in OTC options is dependent on the credit worthiness of the individual counterparty to the contract and may be greater than the credit risk associated with exchange traded options.

When purchasing a put option, the purchaser obtains the right (but not the obligation) to sell a specific amount or value of a particular interest to the option writer at a fixed strike price. In return for this right, the purchaser pays the option premium. The purchaser of a typical put option can expect to realize a gain if the price of the underlying interest falls. However, if the underlying interest’s price does not fall enough to offset the cost of purchasing the option, the purchaser of a put option can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).

The purchaser of a put option may terminate its position by allowing the option to expire, exercising the option or closing out its position in the secondary market at the option’s current price, if a liquid secondary markets exists. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser would complete the sale of the underlying interest to the option writer at the strike price.

When purchasing a call option, the purchaser obtains the right (but not the obligation) to purchase a specified amount or value of a particular interest from the option writer at a fixed strike price. In return for this right, the purchaser pays the option premium. The purchaser of a typical call option can expect to realize a gain if the price of the underlying interest rises. However, if the underlying interest’s price does not rise enough to offset the cost of purchasing the option, the buyer of a call option can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).

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The writer of a put or call option takes the opposite side of the transaction from the option’s purchaser. In return for receipt of the premium, the writer assumes the obligation to buy or sell (depending on whether the option is a put or a call) a specified amount or value of a particular interest at the strike price if the purchaser of the option chooses to exercise it.

Generally, an option writer sells options with the goal of obtaining the premium paid by the option purchaser. If an option sold by an option writer expires without being exercised, the writer retains the full amount of the premium. The option writer, however, has unlimited economic risk because its potential loss, except to the extent offset by the premium received when the option was written, is equal to the amount the option is “in-the-money” when the option is exercised. A call option is in-the-money if the value of the underlying interest exceeds the strike price of the option. A put option is in-the-money if the strike price of the option exceeds the value of the underlying interest. Generally, any profit realized by an option purchaser represents a loss for the option writer. The writer of a futures option is required to deposit and maintain initial and variation margin with respect to the option in the same manner as if the writer were entering into a futures contract.

The writer of a put option may seek to terminate a position in the put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option, however, the writer must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes.

A physical delivery option gives its owner the right to receive physical delivery (if it is a call), or to make physical delivery (if it is a put) of the underlying interest when the option is exercised. A cash-settled option gives its owner the right to receive a cash payment based on the difference between a determined value of the underlying interest at the time the option is exercised and the fixed exercise price of the option. In the case of physically settled options, it may not be possible to terminate the position at any particular time or at an acceptable price. A cash-settled call conveys the right to receive a cash payment if the determined value of the underlying interest at exercise exceeds the exercise price of the option, and a cash-settled put conveys the right to receive a cash payment if the determined value of the underlying interest at exercise is less than the exercise price of the option.

Combination option positions are positions in more than one option at the same time. A spread involves being both the buyer and writer of the same type of option on the same underlying interest but different exercise prices and/or expiration dates. A straddle consists of purchasing or writing both a put and a call on the same underlying interest with the same exercise price and expiration date.

The principal factors affecting the market value of a put or call option include supply and demand, interest rates, the current market price of the underlying interest in relation to the exercise price of the option, the volatility of the underlying interest and the remaining period to the expiration date.

If a trading market in particular options were to become unavailable, investors in those options would be unable to close out their positions until trading resumes, and option writers may be faced with substantial losses if the value of the underlying interest moves adversely during that time. Lack of investor interest, changes in volatility, or other factors or conditions might adversely affect the liquidity, efficiency, continuity, or even the orderliness of the market for particular options. Exchanges or other facilities on which options are traded may establish limitations on options trading, may order the liquidation of positions in excess of these limitations, or may impose other sanctions that could adversely affect parties to an options transaction.

Many options, in particular OTC options, are complex and often valued based on subjective factors. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund.

Preferred Stock. Preferred stock represents an equity or ownership interest in an issuer and is therefore subject to the same risks as other equity securities. Preferred stock has precedence over common stock in the event the issuer is liquidated or declares bankruptcy, but is junior to the interests of the debt instruments of the issuer. Preferred stock, unlike common stock, often has a stated dividend rate payable from the corporation’s earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. “Cumulative” dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid to the issuer’s common stock. “Participating” preferred stock may be entitled to a dividend exceeding the stated dividend in certain cases. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of such stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed, which can limit the benefit of a decline in interest rates. The value of preferred stock is sensitive to changes in interest rates and to changes in the issuer’s credit quality.

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Real Estate Related Investments. Investment in real estate related investments are subject to similar risks to those associated with the direct ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; changes in zoning or applicable tax law; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Real estate investment trusts (“REITs”) are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs, or a combination of equity and mortgage REITs. Equity REITs invest most of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest most of their assets in real estate mortgages and derive income from interest payments. An investor will indirectly bear its proportionate share of any expenses (such as operating expenses and advisory fees) paid by REITs in which it invests in addition to the expenses paid by the investor.

Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Further, equity and mortgage REITs are dependent upon management skills of the REIT’s manager and generally are not diversified. Equity and mortgage REITs are also subject to heavy cash flow dependency, borrower default, and self-liquidation.

Mortgage REITs are also subject to different combinations of prepayment, extension, interest rate and other market risks. The real estate mortgages underlying mortgage REITs are generally subject to a faster rate of principal repayments in a declining interest rate environment and to a slower rate of principal repayments in an increasing interest rate environment.

In addition, a REIT may be unable to obtain financing to satisfy income and gain distributions required by federal tax law, may fail to qualify for the federal tax exemption for distributed income, or may be adversely affected by changes in federal tax law, for example, by limiting their permissible businesses or investments.

Repurchase Agreements. A repurchase agreement is an agreement under which a buyer would acquire a security for a relatively short period of time (usually not more than a week) subject to the obligation of the seller to repurchase and the buyer to resell such security at a fixed time and price (representing the buyer’s cost plus interest). The buyer bears the risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the buyer is delayed or prevented from exercising its rights to dispose of the collateral. This risk includes the risk of procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

Restricted Securities. Restricted securities are securities that are subject to legal restrictions on their re-sale. Difficulty in selling securities may result in a loss or be costly to an investor. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Reverse Repurchase Agreements. In a reverse repurchase agreement, an investor sells securities and receives cash proceeds, subject to its agreement to repurchase the securities at a later date for a fixed price reflecting a market rate of interest. There is a risk that the counter party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the investor. Unless the appreciation and income on assets purchased with proceeds from reverse repurchase agreements exceed the costs associated with them, the investor’s performance is lower than it otherwise would have been. A reverse repurchase agreement can be viewed as a borrowing. If a Fund makes additional investments while a reverse repurchase agreement is outstanding, this may be considered a form of leverage.

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Securities of Other Investment Companies. Securities of other investment companies include shares of closed-end investment companies, unit investment trusts, exchange-traded funds, and open-end investment companies, represent interests in professionally managed portfolios that may invest in any type of interest. Investing in other investment companies involves substantially the same risks as investing directly in the underlying interests, but involve additional expenses at the investment company-level, such as a proportionate share of portfolio management fees and operating expenses. Certain types of investment companies, such as closed-end investment companies and exchange-traded funds, trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value (NAV) per share. The extent to which a Fund can invest in securities of other investment companies is limited by the Investment Company Act of 1940.

Short Sales. A seller may make short sales that are made “against the box” and also those that are not made “against the box.” A short sale that is not made “against the box” is a transaction in which a party sells a security it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, the seller must borrow the security to make delivery to the buyer. The seller then is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. It may not be possible to liquidate or close out the short sale at any particular time or at an acceptable price. The price at such time may be more or less than the price at which the security was sold by the seller. To the extent that the seller invests the proceeds from the short sale in other securities, the seller is subject to the risks of the securities purchased with the proceeds in addition to the risks of the securities sold short. Until the security is replaced, the seller is required to repay the lender any dividends or interest which accrue during the period of the loan. To borrow the security, the seller also may be required to pay a premium, which would increase the cost of the security sold. The seller also will incur transaction costs in effecting short sales.

The seller will incur a loss as a result of the short sale if the price of the security or index increases between the date of the short sale and the date on which the seller replaces the borrowed security. Such loss may be unlimited. The seller will realize a gain if the price of the security declines between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends or interest the seller may be required to pay in connection with a short sale. The overall benefit to the seller will depend on how the short sale performs relative to the market price of the securities purchased with the proceeds from the short sale.

A seller may also make short sales “against the box,” i.e., when a security identical to one owned by the seller is borrowed and sold short. If the seller enters into a short sale against the box, it is required to hold securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) while the short sale is outstanding. The seller will incur transaction costs, including interest, in connection with opening, maintaining, and closing short sales against the box and will forgo an opportunity for capital appreciation in the security.

Sovereign Debt Obligations. Sovereign debt obligations are issued or guaranteed by foreign governments or their agencies, including debt of developing countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Sovereign debt of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and pay interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and payment of interest may depend on political as well as economic factors. Although some sovereign debt, such as Brady Bonds, is collateralized by U.S. Government securities, repayment of principal and payment of interest is not guaranteed by the U.S. Government.

Swaps and Related Derivatives. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other, based on different interest rates, currency exchange rates, security or commodity prices, the prices or rates of other types of financial instruments, assets, the levels of specified indices, or other indicators. Swaps can be closed out by physical delivery of the underlying indicator(s) or payment of the cash settlement on settlement date, depending on the terms of the particular agreement. For example, in a typical credit default swap on a specific security, in the event of a credit event one party agrees to

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pay par on the security while the other party agrees to deliver the security. In the case of physically settled swaps, it may not be possible to close out the swap at any particular time or at an acceptable price. Other swap agreements provide for cash settlement. For example, in a typical interest rate swap, one party agrees to pay a fixed rate of interest determined by reference to a specified interest rate or index multiplied by a specified amount (the “notional amount”), while the other party agrees to pay an amount equal to a floating rate of interest determined by reference to an interest rate or index which is reset periodically and multiplied by the same notional amount. On each payment date, the obligations of parties are netted against each other, with only the net amount paid by one party to the other.

Swap agreements are typically individually negotiated and structured to provide exposure to a variety of different types of investments or market factors. Swap agreements may be entered into for hedging or non-hedging purposes. Swap agreements can take many different forms and are known by a variety of names and other types of swap agreements may be available.

Other types of over-the-counter derivatives, such as “caps,” “floors,” “collars” and options on swaps, or “swaptions,” may be entered into for the same types of hedging or non-hedging purposes as swaps. A “cap” transaction is one in which one party pays a single or periodic fixed amount and the other party pays a floating amount equal to the amount by which a specified fixed or floating rate or other indicator exceeds another rate or indicator (multiplied by a notional amount). A “floor” transaction is one in which one party pays a single or periodic fixed amount and the other party pays a floating amount equal to the excess, if any, of a specified rate or other indicator over a different rate or indicator (multiplied by a notional amount). A “collar” transaction is a combination of a cap and a floor in which one party pays the floating amount on the cap and the other party pays the floating amount on the floor. A swaption is an option to enter into a swap agreement. Like other types of options, the buyer of a swaption pays a non-refundable premium for the option and obtains the right, but not the obligation, to enter into the underlying swap on the agreed-upon terms.

The most significant factor in the performance of swaps, caps, floors, and collars is the change in the underlying price, rate, index level or other indicator that determines the amount of payments to be made under the arrangement.

If MFS attempts to use a swap or related investment as a hedge against, or as a substitute for, a portfolio investment, the swap or related derivative may not correlate as expected with the portfolio investment, resulting in losses to the Fund. While hedging strategies involving swaps and related derivatives can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments.

Swaps and related derivatives may also be subject to liquidity risk since the derivatives are often “customized” to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such derivatives in the secondary market may be smaller than that for more traditional debt instruments. The swaps market is largely unregulated. It is possible that developments in the swaps market, including potential government regulations, could adversely affect an investor’s ability to terminate its existing swap agreements or to realize amounts received under such agreements.

In addition, because the purchase and sale of swap and related derivatives takes place in an over-the-counter market, swaps and related derivatives are subject to the creditworthiness of the counterparty to the swap or related derivative, and their values may decline substantially if the counterparty’s creditworthiness deteriorates. If the counterparty defaults, the other party’s risk of loss consists of the net amount of payments that the non-defaulting party is contractually entitled to receive. The counterparties may be able to eliminate or reduce their exposure under these arrangements by assignment or other disposition or by entering into an offsetting agreement with the same or another counterparty.

Temporary Defensive Positions. In response to market, economic, political, or other conditions, MFS may depart from its investment strategies for a Fund by temporarily investing for defensive purposes. MFS may invest a large portion or all of a Fund’s assets in cash (including foreign currency) or cash equivalents, including, but not limited to, obligations of banks (including certificates of deposit, bankers’ acceptances, time deposits and repurchase agreements), commercial paper, short-term notes, U.S. Government Securities and related repurchase agreements.

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Tender Option Bonds. Tender option bonds, also known as put bonds or puttable securities, give the bondholder the right to require the issuer or a specified third party acting as agent for the issuer to purchase the bonds, usually at par, at a certain time or times prior to maturity or upon the occurrence of specified events or conditions. These securities may be floating or variable rate securities. The issuer or third party agent may be unable to purchase the bonds on the purchase date due to a variety of circumstances, which may result in a loss of value of the bonds.

Warrants. Warrants are instruments which entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

When-Issued, Delayed-Delivery, and Forward-Commitment Transactions. When-issued, delayed-delivery, and forward-commitment transactions involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered. When purchasing securities pursuant to one of these transactions, payment for the securities is not required until the delivery date. However, the purchaser assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued or delivered as anticipated. If a Fund makes additional investments while a delayed delivery purchase is outstanding, this may result in a form of leverage.

Variable and Floating Rate Securities. Variable and floating rate securities are debt instruments that provide for periodic adjustments in the interest rate paid on the security. Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have interest rates that may change with changes to the level of prevailing interest rates or the issuer’s credit quality. There is a risk that the current interest rate on variable and floating rate securities may not accurately reflect current market interest rates or adequately compensate the holder for the current creditworthiness of the issuer. Some variable or floating rate securities are structured with liquidity features such as (1) put options or tender options that permit holders (sometimes subject to conditions) to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries or (2) auction rate features, remarketing provisions, or other maturity-shortening devices designed to enable the issuer to refinance or redeem outstanding debt securities (market-dependent liquidity features). The market-dependent liquidity features may not operate as intended as a result of the issuer’s declining creditworthiness, adverse market conditions, or other factors or the inability or unwillingness of a participating broker-dealer to make a secondary market for such securities. As a result, variable or floating rate securities that include market-dependent liquidity features may lose value and the holders of such securities may be required to retain them for an extended period of time or until maturity.

Zero Coupon Bonds, Deferred Interest Bonds, and PIK Bonds. Zero coupon and deferred interest bonds are debt instruments which are issued at a discount from face value. The discount approximates the total amount of interest the instruments will accrue and compound over the period until maturity or the first interest payment date at a rate of interest reflecting the market rate of the instrument at the time of issuance. While zero coupon bonds do not require the periodic payment of interest, deferred interest bonds provide for a period of delay before the regular payment of interest begins. Bonds on which the interest is payable in kind are known as “PIK bonds.” PIK bonds are debt instruments which provide that the issuer may, at its option, pay interest on such instruments in cash or in the form of additional debt instruments. Such instruments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash. Such instruments may experience greater volatility in market value than debt instruments which make regular payments of interest.

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APPENDIX I

INVESTMENT RESTRICTIONS

Each Fund has adopted the following restrictions which cannot be changed without the approval of a Majority Shareholder Vote.

As fundamental investment restrictions, each Fund (except MFS Utilities Portfolio and MFS Technology Portfolio with respect to restriction (6) may not:

(1)	borrow money except to the extent such borrowing is not prohibited by the Investment Company Act of 1940, as amended (the ‘‘1940 Act’’) and exemptive orders granted under such Act;

(2)	underwrite securities issued by other persons, except that all or any portion of the assets of the Fund may be invested in one or more investment companies, to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act, and except insofar as the Fund may technically be deemed an underwriter under the Securities Act of 1933, as amended, in selling a portfolio security;

(3)	issue any senior securities except to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act; for purposes of this restriction, collateral arrangements with respect to any type of swap, option, Forward Contracts and Futures Contracts and collateral arrangements with respect to initial and variation margin are not deemed to be the issuance of a senior security;

(4)	make loans except to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act; and

(5)	purchase or sell real estate (excluding securities secured by real estate or interests therein and securities of companies, such as real estate investment trusts, which deal in real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (excluding currencies and any type of option, Futures Contracts and Forward Contracts) in the ordinary course of its business; the Fund reserves the freedom of action to hold and to sell real estate, mineral leases, commodities or commodity contracts (including currencies and any type of option, Futures Contracts and Forward Contracts) acquired as a result of the ownership of securities.

(6)	purchase any securities of an issuer in a particular industry if as a result 25% or more of its total assets (taken at market value at the time of purchase) would be invested in securities of issuers whose principal business activities are in the same industry. For the MFS Money Market Portfolio, this restriction shall not apply to securities or obligations issued or guaranteed by banks or bank holding companies, finance companies or utility companies.

As fundamental investment restrictions, MFS Utilities Portfolio may not invest 25% or more of the market value of its total assets in securities of issuers in any one industry, except the Series will invest at least 25% of its total assets in the utilities industry.

As fundamental investment restrictions, MFS Technology Portfolio may not purchase any securities of an issuer in a particular industry if as a result 25% or more of its total assets (taken at market value at time of purchase) would be invested in securities of issuers whose principal business activities are in the same industry, provided however, that the Fund will invest at 25% of its total assets in the securities of issuers principally engaged in offering, using or developing products, processes or services that will provide or benefit significantly from technological advances and improvements.

* * * * * *

In addition, the Funds have adopted the following non-fundamental policies, which may be changed without shareholder approval.

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Each Fund will not:

(1)	invest in illiquid investments, including securities subject to legal or contractual restrictions on resale or for which there is no readily available market (e.g., trading in the security is suspended, or, in the case of unlisted securities, where no market exists), if more than 15% (10% of the MFS Money Market Portfolio) of the Fund’s net assets (taken at market value) would be invested in such securities. Repurchase agreements maturing in more than seven days will be deemed to be illiquid for purposes of the Fund’s limitation on investment in illiquid securities. Securities that are not registered under the Securities Act of 1933, as amended, and sold in reliance on Rule 144A thereunder, but are determined to be liquid by the Trust’s Board of Trustees (or its delegee) will not be subject to this 15% limitation.

* * * * * *

Except for investment restriction no. 1 and each Fund’s non-fundamental policy on investing in illiquid securities, these investment restrictions are adhered to at the time of purchase or utilization of assets; a subsequent change in circumstances will not be considered to result in a violation of policy. In the event the investments exceed the percentage specified in the Fund’s non-fundamental policy on illiquid investments, the Fund will reduce the percentage of its assets invested in illiquid investments in due course, taking into account the best interests of shareholders.

For purposes of investment restriction no. 5, investments in certain types of derivative instruments whose value is related to commodities or commodity contracts, including swaps and structured notes, are not considered commodities or commodity contracts.

For purposes of investment restriction no. 6, investments in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities and tax-exempt obligations issued or guaranteed by a U.S. territory or possession, a state or local government, or a political subdivision of any of the foregoing, are not considered an investment in any particular industry.

For purposes of investment restriction no. 6 for MFS Technology Portfolio, MFS considers an issuer to be principally engaged in offering, using or developing products, processes, or services that will provide or will benefit significantly from technological advances and improvements if at least 50% of any issuer’s assets, income, sales, or profits are committed to, or derived from, such activities, or a third party has given the issuer an industry or sector classification consistent with such activities.

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APPENDIX J

Financial Intermediary Compensation

Insurance companies and plan sponsors to whom shares of the series are offered (collectively, together with their affiliates, “Financial Intermediaries”) receive various forms of compensation in connection with the sale of shares of the series and/or the servicing of accounts. Financial Intermediaries may receive such compensation (i) with respect to service class shares only, in the form of ongoing asset-based compensation paid by MFD based on Rule 12b-1 (“Distribution Plan”) distribution and service payments received by MFD from the series, and (ii) with respect to each class, in the form of payments paid by MFD from MFD’s own additional resources. In addition, Financial Intermediaries may benefit from payments made to other entities for consulting, research, or analytical services.

The types of payments described above are not exclusive. Accordingly, Financial Intermediaries may receive payments under all or any combination of the above-referenced categories. In addition, the compensation that Financial Intermediaries receive may vary by class of shares sold, and among Financial Intermediaries. The amount of compensation that MFD pays a Financial Intermediary can be significant. Depending upon the arrangements in place at any particular time, Financial Intermediaries may have a financial incentive to recommend a particular series or share class or to recommend MFS funds instead of other funds that do not pay such compensation or that pay lower amounts of compensation. For calendar year 2007, no gross sales through Financial Intermediaries who received such compensation from MFD.

Financial Intermediaries may charge you additional fees and/or commissions other than those disclosed in this prospectus. You can ask your Financial Intermediary for information about any payments it receives from MFD and any services it provides, as well as about any fees and/or commissions it charges. These payments may provide additional incentives to Financial Intermediaries to actively promote the series or cooperate with MFD‘s promotional efforts. Financial Intermediaries may categorize or disclose these payments or services differently than MFD. Financial Intermediaries that market a series may also act as a broker or dealer in connection with a Series‘ purchase or sale of portfolio securities. However, the Trust and MFS do not consider a Financial Intermediary‘s purchases of shares of a series as a factor when choosing brokers or dealers to effect portfolio transactions for the series.

Distribution Plan Distribution Fees

Financial Intermediaries may receive all or a portion of the Distribution Plan distribution and service fees as described in “Distribution Plan.”

Other MFD Payments

Financial Intermediaries may receive payments from MFD from MFD’s own additional resources as incentives to market the MFS funds, to cooperate with MFD’s promotional efforts and/or in recognition of their marketing, administrative services and/or processing support. MFD compensates Financial Intermediaries differently based on criteria established by MFD from time to time that considers, among other factors, the level, and/or type of marketing and administrative support provided by the Financial Intermediary, the level of assets attributable to and/or sales by the Financial Intermediary, and the quality of the overall relationship to the Financial Intermediary.

MFD may make payments out of its own additional resources to Financial Intermediaries for marketing support and administrative services, which services may include one or more of the following opportunities: to participate in the Financial Intermediary‘s distribution network; business planning assistance; educating Financial Intermediary personnel about the series; assisting with Beneficial Owners‘ financial planning; access to sales meetings, sales representatives and management representatives of the Financial Intermediary; maintaining separate records reflecting the shares purchased and redeemed and share balances by Beneficial Owners; maintaining a single master account with the Trust‘s transfer agent on behalf of Beneficial Owners; disbursing or crediting all proceeds of redemptions of shares of a series

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and all dividends and other distributions not reinvested in shares of a series; preparing and transmitting to Beneficial Owners periodic account statements and the dividends and other distributions paid to Beneficial Owners during the statement period, as well as other statements required by law; transmitting to the Trust‘s transfer agent purchase, exchange and redemption orders on behalf of Beneficial Owners in accordance with specified procedures; and providing to the Trust, MFD or any of their designated agents such periodic reports as will be reasonably requested to enable any of the series and MFD to comply with state registration requirements.

Set forth below is a list of Financial Intermediaries to which MFD expects (as of March 31, 2008) to make such payments with respect to the funds:

None

Payments may also be made to affiliates of these firms. Any additions, modifications, or deletions to the Financial Intermediaries identified above that have occurred since March 31, 2008 are not reflected. You should ask your Financial Intermediary if it receives such payments from MFD.

From time to time, MFD, from MFD’s own additional resources, may make additional payments to Financial Intermediaries that sell or arrange for the sale of shares of the series. Such payments by MFD may include payment or reimbursement to, or on behalf of, Financial Intermediaries for costs associated with the purchase of products or services used in connection with sales and marketing, printing and mailing of series documents, reports, and marketing materials, participation in and/or presentation at conferences or seminars, sales or training programs, client and investor entertainment and events, and other sponsored events, and travel expenses, including lodging incurred by registered representatives and other employees in connection with training and educational meetings, client prospecting, retention, and due diligence trips. Other compensation may be offered, including goodwill payments relating to servicing, to the extent not prohibited by federal securities or state laws or any self-regulatory agency, such as FINRA (Financial Industry Regulatory Authority). MFD makes payments for events it deems appropriate, subject to MFD guidelines and applicable law. These payments may vary depending upon the nature of the event.

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APPENDIX K

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

Brokerage Commissions

The following brokerage commissions were paid by each Fund for the specified time periods for the fiscal years ended December 31:

	Brokerage Commissions Paid During:
Fund	2007	2006	2005
MFS Blended Research Core Equity Portfolio (formerly, Massachusetts Investors Trust Series)	$1,332,492	$727,692	$1,061,307
MFS Blended Research Growth Portfolio*	$0	N/A	N/A
MFS Blended Research Value Portfolio*	$0	N/A	N/A
MFS Bond Portfolio	$0	$0	$0
MFS Capital Appreciation Portfolio	$604,847	$806,018	$1,577,438
MFS Core Equity Portfolio	$446,680	$215,663	$183,388
MFS Emerging Markets Equity Portfolio	$483,793	$489,524	$328,844
MFS Global Governments Portfolio	$0	$0	$0
MFS Global Growth Portfolio	$337,501	$465,540	$452,682
MFS Global Total Return Portfolio	$129,244	$139,736	$126,627
MFS Government Securities Portfolio	$0	$0	$229
MFS Growth Portfolio (formerly, MFS Emerging Growth Portfolio)	$488,719	$910,104	$854,389
MFS High Yield Portfolio	$19,912	$23,907	$8,402
MFS International Growth Portfolio	$303,623	$452,948	$378,558
MFS International Value Portfolio	$487,497	$235,797	$184,089
MFS Massachusetts Investors Growth Stock Portfolio	$496,083	$604,407	$1,317,834
MFS Mid Cap Growth Portfolio	$89,391	$256,072	$226,528
MFS Mid Cap Value Portfolio**	$23,041	$78,231	$86,777
MFS Money Market Portfolio	$0	$0	$0
MFS New Discovery Portfolio	$1,413,761	$1,051,240	$1,845,397
MFS Research Portfolio	$538,747	$651,206	$802,272
MFS Research International Portfolio	$672,262	$671,847	$473,762
MFS Strategic Income Portfolio	$0	$978	$260
MFS Strategic Value Portfolio	$18,102	$17,473	$21,409
MFS Technology Portfolio	$175,456	$178,952	$159,629
MFS Total Return Portfolio	$1,645,049	$1,447,833	$1,515,704
MFS Utilities Portfolio	$1,150,729	$1,042,753	$905,290
MFS Value Portfolio	$196,748	$221,586	$201,838

*	The Fund commenced investment operations on December 18, 2007.

**	The decrease in brokerage commissions over the preceding fiscal year was due in large part to a change in portfolio manager and a decrease in portfolio turnover.

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Securities Issued By Regular Broker-Dealers

During the fiscal year ended December 31, 2007, certain Funds purchased securities issued by the following regular broker/dealers of those Funds, which had the following values as of December 31, 2007:

Fund	Broker/Dealer	Value of Securities
MFS Blended Research Core Equity Portfolio (formerly Massachusetts Investors Trust Series)	Bank of America Corp. Citigroup, Inc. Goldman Sachs Group, Inc.. JPMorgan Chase & Co. Lehman Brothers Holdings, Inc. Morgan Stanley	$ $ $ $ $ $	21,123,470 9,968,384 15,251,346 20,813,630 15,023,715 8,418,466
MFS Blended Research Value Portfolio	Bank of America Corp. Bear Stearns Cos., Inc.. Citigroup, Inc. JPMorgan Chase & Co. Lehman Brothers Holdings, Inc. Morgan Stanley	$ $ $ $ $ $	178,243 30,005 103,040 153,648 25,522 50,454
MFS Bond Portfolio	Citigroup, Inc. Credit Suisse Group Deutsche Bank AG Goldman Sachs Group, Inc.. JPMorgan Chase & Co. Lehman Brothers Holdings, Inc. Merrill Lynch & Co., Inc.. Morgan Stanley UBS AG	$ $ $ $ $ $ $ $ $	695,834 2,906,848 840,220 1,034,194 4,302,926 1,380,439 1,171,647 1,324,533 991,745
MFS Core Equity Portfolio	Bank of America Corp. Goldman Sachs Group, Inc. JPMorgan Chase & Co. Merrill Lynch & Co., Inc.	$ $ $ $	3,391,820 1,944,052 3,279,861 819,000
MFS Global Governments Portfolio	Lehman Brothers Holdings, Inc. Merrill Lynch & Co., Inc.	$ $	87,766 1,822,000
MFS Global Growth Portfolio	Goldman Sachs Group, Inc. Societe Generale UBS AG	$ $ $	1,334,815 1,036,133 1,779,032
MFS Global Total Return Portfolio	Banco Santander S.A. Bank of America Corp. Citigroup, Inc. Goldman Sachs Group, Inc.. Lehman Brothers Holdings, Inc.	$ $ $ $ $	6,637,262 1,166,998 620,095 838,695 454,653
MFS Government Securities Portfolio	Merrill Lynch & Co., Inc.		$3,186,000
MFS Growth Portfolio (formerly MFS Emerging Growth Portfolio)	Goldman Sachs Group, Inc.. Deutsche Bank AG	$ $	1,481,695 2,875,840

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Fund	Broker/Dealer	Value of Securities
MFS High Yield Portfolio	Bank of America Corp. JPMorgan Chase & Co. Merrill Lynch & Co., Inc..	$ $ $	148,536 797,182 14,259,377
MFS International Growth Portfolio	Societe Generale UBS AG	$ $	1,427,863 2,176,197
MFS International Value Portfolio	Merrill Lynch & Co., Inc.		$14,727,000
MFS Massachusetts Investors Growth Stock Portfolio	Deutsche Bank AG UBS AG	$ $	6,227,368 3,039,320
MFS Money Market Portfolio	Citigroup, Inc. Goldman Sachs Group, Inc.. JPMorgan Chase & Co. Merrill Lynch & Co., Inc.. Morgan Stanley UBS AG	$ $ $ $ $ $	22,329,426 22,180,920 22,054,099 75,398,608 22,327,850 15,402,442
MFS Research Portfolio	Bank of America Corp. Goldman Sachs Group, Inc.. JPMorgan Chase & Co.	$ $ $	4,247,304 2,634,362 5,477,202
MFS Research International Portfolio	American Express Credit Corp. Credit Agricole S.A. Deutsche Postbank AG UBS AG	$ $ $ $	2,307,736 4,822,804 3,075,778 3,970,941
MFS Strategic Income Portfolio	Deutsche Bank AG JPMorgan Chase & Co. Lehman Brothers Holdings, Inc. Merrill Lynch & Co., Inc.. Morgan Stanley UBS AG	$ $ $ $ $ $	272,114 215,929 391,814 91,436 99,524 259,972
MFS Strategic Value Portfolio	Bank of America Corp. Bear Stearns Cos., Inc.. JPMorgan Chase & Co. Lehman Brothers Holdings, Inc.	$ $ $ $	110,824 109,430 112,181 58,242
MFS Total Return Portfolio

Bank of America Corp.

Bear Stearns Cos., Inc..

Citigroup, Inc.

Credit Suisse Group

Goldman Sachs Group, Inc..

JPMorgan Chase & Co.

Lehman Brothers Holdings, Inc.

Merrill Lynch & Co., Inc..

Morgan Stanley

UBS AG

		$ $ $ $ $ $ $ $ $ $	25,627,082 8,395,223 16,391,692 2,293,994 17,809,664 35,061,136 12,864,913 12,037,208 4,024,212 13,535,219
MFS Utilities Portfolio	Merrill Lynch & Co., Inc.		$2,231,470
MFS Value Portfolio	Bank of America Corp. Citigroup, Inc. Goldman Sachs Group, Inc.. Lehman Brothers Holdings, Inc. Merrill Lynch & Co., Inc. UBS AG	$ $ $ $ $ $	9,249,832 6,429,107 7,369,764 2,517,477 3,031,310 6,599,969

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Transactions with Research Firms

During the fiscal year ended December 31, 2007, certain Funds allocated the following amount of transactions, and related commissions, to broker/dealer firms that have been deemed by the Adviser to provide valuable Research (“Research Firms”). The provision of Research was not necessarily a factor in the placement of this business with such Research Firms.(1)

Fund	Dollar Amount of Transactions With Research Firms	Commissions Paid on Transactions With Research Firms
MFS Blended Research Core Equity Portfolio (formerly, Massachusetts Investors Trust Series)	$498,351,226	$584,224
MFS Capital Appreciation Portfolio	$493,257,730	$511,626
MFS Core Equity Portfolio	$262,528,903	$306,824
MFS Emerging Markets Equity Portfolio	$183,480,130	$429,381
MFS Global Growth Portfolio	$172,082,908	$277,795
MFS Global Total Return Portfolio	$70,117,467	$108,457
MFS Growth Portfolio (formerly MFS Emerging Growth Portfolio)	$394,896,331	$427,305
MFS High Yield Portfolio	$12,560,022	$15,379
MFS International Value Portfolio	$184,658,145	$356,270
MFS Massachusetts Investors Growth Stock Portfolio	$404,879,392	$420,277
MFS Mid Cap Growth Portfolio	$41,159,872	$47,529
MFS Mid Cap Value Portfolio	$7,186,272	$9,267
MFS New Discovery Portfolio	$333,271,251	$602,970
MFS Research Portfolio	$444,521,163	$465,440
MFS Research International Portfolio	$330,943,191	$616,796
MFS Strategic Income Portfolio	$98,743	$0
MFS Strategic Value Portfolio	$9,541,581	$13,499
MFS Technology Portfolio	$67,808,976	$145,030
MFS Total Return Portfolio	$1,027,894,553	$1,251,439
MFS Utilities Portfolio	$773,844,652	$1,080,748
MFS Value Portfolio	$177,745,867	$154,986

(1)	The amounts shown do not include transactions directed to electronic communication networks (ECNs) owned by the Research Firms.

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APPENDIX L

RECIPIENTS OF NON-PUBLIC PORTFOLIO HOLDINGS ON AN ONGOING BASIS

Name of Recipient	Purpose of Disclosure
MSCI BARRA, Inc.	Analytical Tool
Bloomberg, L.P.	Analytical Tool
Board of Trustees	Fund Governance
CDS/Computer	Software Vendor
Checkfree	Software Vendor
Cogent Consulting	Consultant
Deloitte & Touche LLP	Independent Registered Public Accounting Firm
eA Data Automation Services, LLC	Data Formatting and Organization Service
Eagle Investment Systems Corp	Accounting System
FactSet Research Systems Inc.	Analytical Tool
GainsKeeper, Inc.	Accounting System
GFP Acquisition Company, Inc. D.B.A. GCom2 Solutions	Software Vendor
Institutional Shareholder Services Inc.	Proxy Service Provider
Investor Tools Perform	Analytical Tool
ITG, Inc.	Analytical Tool
Lipper Inc.	Publication Preparation
The MacGregor Group	Software Vendor
Markit Group	Pricing Service
Massachusetts Financial Services Co.	Fund Management
MFS Funds Distributor, Inc.	Fund Distribution
OMGEO LLC	Software Vendor
Plexus	Analytical Tool
RR Donnelly	Typesetting and Printing Services
Ropes & Gray LLP	Legal Counsel
Saloman Analytics Inc.	Analytical Tool
Siemens Business Services, Inc.	IT Client Services and Desktop Architecture
Standard & Poor’s Securities Evaluations Services	Fund Pricing
State Street Bank and Trust Company	Custodian
Sullivan and Worcester LLP	Legal Counsel
Wilshire Analytics/Axiom	Analytical Tool

This list is current as of March 31, 2008, and any additions, modifications or deletions to the list that have occurred since March 31, 2008, are not reflected.

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APPENDIX M

DESCRIPTION OF BOND RATINGS

The ratings of Moody’s, S&P and Fitch represent their opinions as to the quality of various debt instruments. It should be emphasized, however, that ratings are not absolute standards of quality. Consequently, debt instruments with the same maturity, coupon and rating may have different yields while debt instruments of the same maturity and coupon with different ratings may have the same yield.

Excerpts From Moody’s Investors Service’s Description of it’s Ratings

Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa: Obligations rated “Aaa” are judged to be of the highest quality, with minimal credit risk.

Aa: Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

A: Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.

Baa: Obligations rated “Baa” are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba: Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.

B: Obligations rated “B” are considered speculative and are subject to high credit risk.

Caa: Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.

Ca: Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C: Obligations rated “C” are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s applies numerical modifiers ‘‘1’’, ‘‘2’’ and ‘‘3’’ to each generic rating classification from ‘‘Aa’’ through ‘‘Caa.’’ The modifier ‘‘1’’ indicates that the obligation ranks in the higher end of its generic rating category; the modifier ‘‘2’’ indicates a mid-range ranking; and the modifier ‘‘3’’ indicates a ranking in the lower end of that generic rating category.

Excerpts From Standard & Poors’, a division of The McGraw-Hill Companies, Inc., Description of it’s Ratings

Issue credit ratings are based, in varying degrees, on the following considerations: (1) likelihood of payment capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; (2) nature of and provisions of the obligation; and (3) protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

AAA: An obligation rated ‘‘AAA’’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated ‘‘AA’’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

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A: An obligation rated ‘‘A’’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C: Obligations rated “BB”, “B”, “CCC”, “CC”, and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated “CCC” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated “CC” is currently highly vulnerable to nonpayment.

C: The “C” rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D: An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or Minus (-): The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the applicable rating category.

N.R.: Not rated.

Excerpts from Fitch Ratings Description of it’s Ratings

International Long-Term Credit Ratings (LTCR) may also be referred to as Long-Term Ratings. When assigned to most issuers, it is used as a benchmark measure of probability of default and is formally described as an Issuer Default Rating (IDR).

Investment Grade

AAA: Highest credit quality. ‘‘AAA’’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very high credit quality. ‘‘AA’’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High credit quality. ‘‘A’’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

99

BBB: Good credit quality. ‘‘BBB’’ ratings indicate that there is currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate, but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB: Speculative. ‘‘BB’’ ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B: Highly speculative. ‘‘B’’ ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC: Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.

CC: Default of some kind appears probable.

C: Default is imminent.

RD: Indicates an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.

D: Indicates an entity or sovereign that has defaulted on all of its financial obligations. Default generally is defined as one of the following:

•	Failure of an obligor to make timely payment of principal and/or interest under the contractual terms of any financial obligation;

•	The bankruptcy filings, administration, receivership, liquidation, or other winding-up or cessation of business of an obligor; or

•	The distressed or other coercive exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation.

Default ratings are not assigned prospectively; within this context, non-payment on an instrument that contains a deferral feature or grace period will not be considered a default until after the expiration of the deferral or grace period.

Issuers will be rated “D” upon a default. Defaulted and distressed obligations typically are rated along the continuum of “C” to “B” ratings categories, depending upon their recovery prospects and other relevant characteristics.

Default is determined by reference to the terms of the obligations’ documentation. Fitch will assign default ratings where it has reasonably determined that payment has not been made on a material obligation in accordance with the requirements of the obligation’s documentation, or where it believes that default ratings consistent with Fitch’s published definition of default are the most appropriate ratings to assign.

The modifiers “+” or “-’’ may be appended to a rating to denote relative status within major ratings categories. Such suffixes are not added to the “AAA” Long-term ratings category, to categories below “CCC,” or to Short-term ratings other than “F1.” (The +/- modifiers are only used to denote issues within the “CCC” category, whereas issuers are only rated “CCC” without the use of modifiers.)

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Investment Adviser

MFS Investment Management

500 Boylston Street, Boston, MA 02116

(617) 954-5000

Distributor

MFS Fund Distributors, Inc.

500 Boylston Street, Boston, MA 02116

(617) 954-5000

Shareholder Servicing Agent

MFS Service Center, Inc.

500 Boylston Street, Boston, MA 02116

Toll free: (800) 225-2606

Mailing Address:

P.O. Box 55824, Boston, MA 02205-5824

101

MFS VARIABLE INSURANCE TRUST II

MFS® BLENDED RESEARCHSM CORE EQUITY PORTFOLIO

MFS® BLENDED RESEARCHSM GROWTH PORTFOLIO

MFS® BLENDED RESEARCHSM VALUE PORTFOLIO

MFS® BOND PORTFOLIO

MFS® CAPITAL APPRECIATION PORTFOLIO

MFS® CORE EQUITY PORTFOLIO

MFS® EMERGING GROWTH PORTFOLIO

MFS® EMERGING MARKETS PORTFOLIO

MFS® GLOBAL GOVERNMENTS PORTFOLIO

MFS® GLOBAL GROWTH PORTFOLIO

MFS® GLOBAL TOTAL RETURN PORTFOLIO

MFS® GOVERNMENT SECURITIES PORTFOLIO

MFS® HIGH YIELD PORTFOLIO

MFS® INTERNATIONAL GROWTH PORTFOLIO

MFS® INTERNATIONAL VALUE PORTFOLIO

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO

MFS® MID CAP GROWTH PORTFOLIO

MFS® MID CAP VALUE PORTFOLIO

MFS® MONEY MARKET PORTFOLIO

MFS® NEW DISCOVERY PORTFOLIO

MFS® RESEARCH INTERNATIONAL PORTFOLIO

MFS® RESEARCH PORTFOLIO

MFS® STRATEGIC INCOME PORTFOLIO

MFS® STRATEGIC VALUE PORTFOLIO

MFS® TECHNOLOGY PORTFOLIO

MFS® TOTAL RETURN PORTFOLIO

MFS® UTILITIES PORTFOLIO

MFS® VALUE PORTFOLIO

PART C

Item 23.	Exhibits

(a)	1	Amended and Restated Declaration of Trust, dated August 12, 2003. (4)

	2	Amendment to the Declaration of Trust, dated September 9, 2003, to terminate two series. (4)

	3	Amendment to the Amended and Restated Declaration of Trust on April 30, 2004 re-designating Research Growth and Income Series as Core Equity Series. (11)

	4	Amendment to the Declaration of Trust, dated April 29, 2005, to terminate Managed Sectors Series. (7)

	5	Amendment to the Declaration of Trust, dated June 22, 2007 - Redesignation of Massachusetts Investors Trust Series to Blended Research Core Equity Series. (13)

	6	Amendment to the Declaration of Trust, dated June 22, 2007, to terminate Capital Opportunities Series and Strategic Growth Series. (13)

	7	Amendment to the Declaration of Trust, dated October 3, 2007, to establish Blended Research Growth Series and Blended Research Value Series as new series. (13)

	8	Amendment to the Declaration of Trust, dated December 28, 2007, Redesignation of Trust and Series. (15)

	9	Amendment to the Declaration of Trust, dated February 29, 2008 - Redesignation of MFS Emerging Market Equity Portfolio to MFS Emerging Markets Equity Portfolio; filed herewith.

(b)	1	Amended and Restated By-Laws, dated October 25, 2002 as revised August 6, 2004. (11)

(c)		Copies of instruments defining the rights of shareholders, including the relevant portions of: the Amended and Restated Declaration of Trust, dated August 12, 2003, as amended through December 28, 2007, (See Exhibit A, section 6.2) and the Amended and Restated By-Laws, dated October 25, 2002 as revised August 6, 2004 (See Article III). (8)

(d)	1	Investment Advisory Agreement between Registrant and Massachusetts Financial Services Company dated May 24, 1985. (3)

	2	Investment Advisory Agreement between Registrant and Massachusetts Financial Services Company dated July 23, 1986. (3)

	3	Amendment, dated September 1, 2005, to the Investment Advisory Agreement, dated July 23, 1986, between Registrant and Massachusetts Financial Services Company (Government Securities Series). (7)

	4	Investment Advisory Agreement between Registrant and Massachusetts Financial Services Company dated January 26, 1988. (3)

	5	Investment Advisory Agreement between Registrant and Massachusetts Financial Services Company relating to the Global Growth Series (formerly, World Growth Series) dated November 1, 1993. (3)

6	Amendment, dated January 1, 2004, to the Investment Advisory Agreement by and between the Registrant and Massachusetts Financial Services Company on behalf of Global Growth Series. (4)

7	Investment Advisory Agreement between Registrant and Massachusetts Financial Services Company relating to the Utilities Series dated November 1, 1993. (3)

8	Investment Advisory Agreement between Registrant and Massachusetts Financial Services Company relating to the Research Series dated September 16, 1994. (3)

9	Investment Advisory Agreement between Registrant and Massachusetts Financial Services Company relating to the World Total Return Series dated September 16, 1994. (3)

10	Investment Advisory Agreement between Registrant and Massachusetts Financial Services Company relating to the Emerging Growth Series dated May 1, 1995. (3)

11	Investment Advisory Agreement between Registrant and Massachusetts Financial Services Company relating to the International Growth Series (formerly, MFS/Foreign & Colonial International Growth Series) dated September 1, 1995. (3)

12	Amendment, dated January 1, 2004, to the Investment Advisory Agreement by and between the Registrant and Massachusetts Financial Services Company on behalf of International Growth Series. (4)

13	Investment Advisory Agreement between Registrant and Massachusetts Financial Services Company relating to the International Value Series (formerly, MFS/Foreign & Colonial International Growth and Income Series) dated September 1, 1995. (3)

14	Amendment, dated January 1, 2004, to the Investment Advisory Agreement by and between the Registrant and Massachusetts Financial Services Company on behalf of the International Value Series. (4)

15	Investment Advisory Agreement between Registrant and Massachusetts Financial Services Company relating to the Emerging Markets Equity Series (formerly, MFS/Foreign & Colonial Emerging Markets Equity Series) dated September 1, 1995. (3)

16	Amendment, dated January 1, 2004, to the Investment Advisory Agreement by and between the Registrant and Massachusetts Financial Services Company on behalf of the Emerging Markets Equity Series. (4)

17	Investment Advisory Agreement between Registrant and Massachusetts Financial Services Company relating to the Value Series dated May 1, 1998. (3)

18	Amendment, dated September 1, 2005, to the Investment Advisory Agreement, dated May 1, 1998, by and between the Registrant and Massachusetts Financial Services Company on behalf of the Value Series. (7)

19	Investment Advisory Agreement between Registrant, on behalf of the Research Growth and Income Series, and Massachusetts Financial Services Company dated May 12, 1997. (3)

20	Amendment, dated September 1, 2005, to the Investment Advisory Agreement, dated May 12, 1997, by and between the Registrant and Massachusetts Financial Services Company on behalf of the Core Equity Series (formerly, Research Growth and Income Series). (7)

21	Amendment to the Investment Advisory Agreement by and between Massachusetts Financial Services Company and the Registrant relating to the Capital Appreciation Series dated January 1, 1997. (1)

22	Investment Advisory Agreement between Registrant, on behalf of the Bond Series, and Massachusetts Financial Services Company dated May 1, 1998. (5)

23	Investment Advisory Agreement between Registrant, on behalf of the Equity Income Series, and Massachusetts Financial Services Company dated May 1, 1998. (5)

24	Investment Advisory Agreement between Registrant, on behalf of the Massachusetts Investors Growth Stock Series, and Massachusetts Financial Services Company dated May 1, 1998. (5)

25	Investment Advisory Agreement between Registrant, on behalf of the New Discovery Series, and Massachusetts Financial Services Company dated May 1, 1998. (5)

26	Amendment, dated September 1, 2005, to the Investment Advisory Agreement, dated May 1, 1998, by and between the Registrant and Massachusetts Financial Services Company on behalf of the New Discovery Series. (7)

27	Investment Advisory Agreement between Registrant, on behalf of the Research International Series, and Massachusetts Financial Services Company dated May 1, 1998. (5)

28	Amendment, dated January 1, 2004, to the Investment Advisory Agreement by and between the Registrant and Massachusetts Financial Services Company on behalf of the Research International Series. (4)

29	Investment Advisory Agreement between Registrant, on behalf of the Strategic Income Series, and Massachusetts Financial Services Company dated May 1, 1998. (5)

30	Amendment, dated September 1, 2005, to the Investment Advisory Agreement, dated May 1, 1998, by and between the Registrant and Massachusetts Financial Services Company on behalf of the Strategic Income Series. (7)

31	Investment Advisory Agreement between Registrant, on behalf of Technology Series, and Massachusetts Financial Services Company, dated June 16, 2000. (10)

32	Amendment, dated September 1, 2005, to the Investment Advisory Agreement by, June 16, 2000, and between the Registrant and Massachusetts Financial Services Company on behalf of the Technology Series. (7)

33	Investment Advisory Agreement between Registrant, on behalf of Mid Cap Growth Series, and Massachusetts Financial Services Company, dated August 31, 2000. (10)

34	Amendment, dated September 1, 2005, to the Investment Advisory Agreement, dated August 31, 2000, by and between the Registrant and Massachusetts Financial Services Company on behalf of the Mid Cap Growth Series. (7)

35	Investment Advisory Agreement between Registrant, on behalf of International New Discovery Series, and Massachusetts Financial Services Company, dated May 1, 1998. (12)

36	Amendment, dated September 1, 2005, to the Investment Advisory Agreement, dated February 28, 2001, by and between the Registrant and Massachusetts Financial Services Company on behalf of the Mid Cap Value Series (formerly International New Discovery Series). (7)

37	Investment Advisory Agreement between Registrant and Massachusetts Financial Services Company relating to the Global Health Sciences Series, dated February 28, 2001. (7)

38	Amendment, dated September 1, 2005, to the Investment Advisory Agreement, dated February 28, 2001, by and between the Registrant and Massachusetts Financial Services Company on behalf of the Strategic Value Series (formerly, Global Health Sciences

Series). (7)

	39	Investment Advisory Agreement between Registrant and Massachusetts Financial Services Company on behalf of the Blended Research Growth Series and the Blended Research Value Series, dated December 19, 2007. (15).

(e)		Amended and Restated Distribution Agreement, dated September 1, 2005. (7)

(f)		Not Applicable.

(g)	1	Master Custodian Agreement between the Registrant and State Street Bank & Trust Company, dated December 18, 2006. (9)

	2	Appendix A, as of September 27, 2007, to the Master Custodian Agreement between Registrant and State Street Bank and Trust Company, dated December 18, 2006. (14)

	3	Fund Accounting Agreement between the Registrant and State Street Bank & Trust Company, dated December 18, 2006. (9)

	4	Appendix A, as of September 27, 2007 to the Fund Accounting Agreement between the Registrant and State Street Bank and Trust Company, dated December 18, 2006. (14)

	5	Special Custody Agreement between State Street Bank and Trust Company, each MFS U.S. registered investment company (listed on Exhibit A) and Morgan Stanley & Co. Incorporated dated March 22, 2000. (13)

	6	Amendment, dated July 30, 2007, to the Special Custody Account Agreement. (13)

(h)	1	Shareholder Servicing Agent Agreement between Registrant and MFS Service Center, Inc., dated August 1, 1985. (3)

	2	Master Administrative Services Agreement, dated March 1, 1997, as amended and restated January 1, 2008; filed herewith.

(i)	1	Consent and Opinion of Counsel, dated October 1, 2007. (13)

	2	Legal Opinion Consent, dated April 24, 2008; filed herewith.

(j)		Consent of Deloitte & Touche LLP, dated April 24, 2008; filed herewith.

(k)		Not Applicable.

(l)		Not Applicable.

(m)	1	Master Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective July 13, 2001. (6)

	2	Exhibit A, dated September 27, 2007, to the Master Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective July 13, 2001. (15)

(n)		Plan pursuant to Rule 18f-3(d) under the Investment Company Act of 1940, dated July 13, 2001. (6)

(o)		Reserved.

(p)	1	Code of Ethics as amended and restated effective February 25, 2008, pursuant to Rule 17j-1 under the Investment Company Act of 1940. (2)

	2	Code of Ethics for Personal Trading and Conduct for Non-Management Directors of MFS, effective June 7, 2007. (2)

	3	Code of Ethics for Non-MFS Management Trustees effective January 1, 2005, as amended February 25, 2008. (2)

Power of Attorney, dated March 21, 2008; filed herewith (Manning) (Dwyer)

Power of Attorney, dated February 28, 2008; filed herewith (Trustees)

(1)	Incorporated by reference to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement filed with the SEC via EDGAR on April 29, 1997.

(2)	Incorporated by reference to MFS Series Trust II (File Nos. 33-7637 and 811-4775) Post-Effective Amendment No. 40 filed with the SEC via EDGAR on March 27, 2008.

(3)	Incorporated by reference to Post-Effective Amendment No. 21 to the Registrant’s Registration Statement filed with the SEC via EDGAR on February 13, 1998.

(4)	Incorporated by reference to Post-Effective Amendment No. 33 to the Registrant’s Registration Statement filed with the SEC via EDGAR on February 27, 2004.

(5)	Incorporated by reference to Post-Effective Amendment No. 23 to the Registrant's Registration Statement filed with the SEC via EDGAR on February 22, 1999.

(6)	Incorporated by reference to Post-Effective Amendment No. 31 to the Registrant’s Registration Statement filed with the SEC via EDGAR on March 1, 2002.

(7)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 36 filed with the SEC via EDGAR on March 1, 2006.

(8)	Amended and Restated Declaration of Trust, dated August 12, 2003, as amended through April 29, 2005, incorporated by reference to Post-Effective Amendment No. 33 to the Registrant’s Registration Statement filed with the SEC via EDGAR on February 27, 2004; Amended and Restated By-Laws, dated October 25, 2002, as revised August 6, 2004 incorporated by reference to Registrant’s Post-Effective Amendment No. 34 filed with the SEC via EDGAR on February 25, 2005.

(9)	Incorporated by reference to MFS Series Trust XII (File Nos. 333-126328 and 811-21780) Post-Effective Amendment No. 7 filed with the SEC via EDGAR on June 28, 2007.

(10)	Incorporated by reference to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement filed with the SEC via EDGAR on December 13, 2000.

(11)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 34 filed with the SEC via EDGAR on February 25, 2005.

(12)	Incorporated by reference to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement filed with the SEC via EDGAR on May 29, 2001.

(13)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 40 filed with the SEC via EDGAR on October 3, 2007.

(14)	Incorporated by reference to MFS Series Trust X (File Nos. 33-1657 and 811-4492) Post-Effective Amendment No. 65 filed with the SEC via EDGAR on November 27, 2007.

(15)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 41 filed with the SEC via EDGAR on February 8, 2008.

Item 24.	Persons Controlled by or under Common Control with Registrant

Because shares of the series of the Trust are offered principally to separate accounts of Sun Life Assurance Company of Canada(U.S.) and its affiliates (collectively, “Sun Life”) that fund variable annuity and variable life insurance contracts, Sun Life holds 25% or more of the series’ shares. Nonetheless, the Trust takes the position that Sun Life does not control the series of the Trust and that the series of the Trust are not under common control with any other entity in which Sun Life owns a controlling interest because so long as the SEC continues to interpret the Investment Company Act of 1940 to require pass through voting privileges for variable contract owners, Sun Life will solicit voting instructions from contract holders, vote the shares in accordance with those instructions, and vote the shares for which no instructions have been received in the same proportion as the shares of such series for which instructions have been received from contract holders.

Item 25.	Indemnification

Reference is hereby made to (a) Article V of the Registrant's Amended and Restated Declaration of Trust, dated August 12, 2003, incorporated by reference to Registrant’s Post-Effective Amendment No. 33, filed with the SEC via EDGAR on February 27, 2004 and (b) the undertaking of the Registrant regarding indemnification set forth in Registrant’s Post-Effective Amendment No. 21.

The Trustees and officers of the Registrant and the personnel of the Registrant's investment adviser are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered hereby, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

Item 26.	Business and Other Connections of Investment Adviser

MFS serves as investment adviser to the following open-end Funds comprising the MFS Family of Funds: Massachusetts Investors Growth Stock Fund; Massachusetts Investors Trust; MFS Series Trust I (which has seven series: MFS Cash Reserve Fund, MFS Core Equity Fund, MFS Core Growth Fund, MFS New Discovery Fund, MFS Research International Fund, MFS Technology Fund and MFS Value Fund); MFS Series Trust II (which has one series: MFS Growth Fund (formerly, MFS Emerging Growth Fund); MFS Series Trust III (which has three series: MFS High Income Fund, MFS High Yield Opportunities Fund and MFS Municipal High Income Fund); MFS Series Trust IV (which has three series: MFS Government Money Market Fund, MFS Mid Cap Growth Fund and MFS Money Market Fund); MFS Series Trust V (which has three series: MFS International New Discovery Fund, MFS Research Fund and MFS Total Return Fund); MFS Series Trust VI (which has three series: MFS Global Equity Fund, MFS Global Total Return Fund and MFS Utilities Fund); MFS Series Trust VII (which currently has no series); MFS Series Trust VIII (which has two series: MFS Global Growth Fund and MFS Strategic Income Fund); MFS Series Trust IX (which has six series: MFS Bond Fund, MFS Inflation-Adjusted Bond Fund, MFS Limited Maturity Fund, MFS Municipal Limited Maturity Fund, MFS Research Bond Fund and MFS Research Bond Fund J); MFS Series Trust X (which has 12 series: MFS Aggressive Growth Allocation Fund, MFS Conservative Allocation Fund, MFS Emerging Markets Debt Fund, MFS Emerging Markets Equity Fund, MFS Floating Rate High Income Fund, MFS Growth Allocation Fund, MFS International Diversification Fund, MFS International Growth Fund, MFS International Value Fund, MFS Moderate Allocation Fund, MFS New Endeavor Fund and MFS Strategic Value Fund); MFS Series Trust XI (which has two series: MFS Mid Cap Value Fund and MFS Union Standard Equity Fund); MFS Series Trust XII (which has 6 series: MFS Lifetime Retirement Income Fund, MFS Lifetime 2010 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2030 Fund; MFS Lifetime 2040 Fund and MFS Sector Rotational Fund; MFS Series Trust XIII (which has 2 series: MFS Government Securities Fund and MFS Diversified Income Fund); MFS Series Trust XIV (which has one series: MFS Institutional Money Market Portfolio); MFS Series Trust XV (which has one series: MFS Diversified Target Return Fund) and MFS Municipal Series Trust (which has 16 series: MFS Alabama Municipal Bond Fund, MFS Arkansas Municipal Bond Fund, MFS California Municipal Bond Fund, MFS Florida Municipal Bond Fund, MFS Georgia Municipal Bond Fund, MFS Maryland Municipal Bond Fund, MFS Massachusetts Municipal Bond Fund, MFS Mississippi Municipal Bond Fund, MFS Municipal Income Fund, MFS New York Municipal Bond Fund, MFS North Carolina Municipal Bond Fund, MFS Pennsylvania Municipal Bond Fund, MFS South Carolina Municipal Bond Fund, MFS Tennessee Municipal Bond Fund, MFS Virginia Municipal Bond Fund and MFS West Virginia Municipal Bond Fund (the “MFS Funds”). The principal business address of each of the MFS Funds is 500 Boylston Street, Boston, Massachusetts, 02116.

MFS also serves as investment adviser of the following open-end Funds: MFS Institutional Trust (“MFSIT”) (which has two series) and MFS Variable Insurance Trust (“MVI”) (which has 16 series). The principal business address of each of the aforementioned funds is 500 Boylston Street, Boston, Massachusetts, 02116.

In addition, MFS serves as investment adviser to the following closed-end funds: MFS Charter Income Trust, MFS Government Markets Income Trust, MFS Intermediate Income Trust, MFS Multimarket Income Trust, MFS Municipal Income Trust, MFS Special Value Trust, MFS California Insured Municipal Fund, MFS High Income Municipal Trust, MFS InterMarket Income Trust I, MFS Intermediate High Income Fund, MFS Investment Grade Municipal Trust and MFS

High Yield Municipal Trust (the “MFS Closed-End Funds”). The principal business address of each of the MFS Closed-End Funds is 500 Boylston Street, Boston, Massachusetts, 02116.

Lastly, MFS serves as investment adviser to MFS Variable Insurance Trust II (formerly, MFS/Sun Life Series Trust (“MFS/SL”)) (which has 28 series), Capital Appreciation Variable Account, Global Governments Variable Account, Government Securities Variable Account, High Yield Variable Account, Money Market Variable Account and Total Return Variable Account (collectively, the “Accounts”). The principal business address of MFS/SL is 500 Boylston Street, Boston, Massachusetts, 02116. The principal business address of each of the aforementioned Accounts is One Sun Life Executive Park, Wellesley Hills, Massachusetts, 02181.

Robert C. Pozen is Chairman, Director and Chairman of the Board, Robert J. Manning is Director, Chief Executive Officer, Chief Investment Officer and President, Donald A. Stewart, Kevin Dougherty and Thomas A. Bogart are Directors, Martin E. Beaulieu is Executive Vice President and the Director of Global Distribution, Robin A. Stelmach is Executive Vice President and Chief Operating Officer, Maria F. Dwyer is Executive Vice President, Chief Regulatory Officer and Chief Compliance Officer, Paul T. Kirwan is Executive Vice President, Chief Financial Officer and Treasurer, Mark N. Polebaum is an Executive Vice President, General Counsel and Secretary, David A. Antonelli is Executive Vice President, Chief Investment Officer-Non - U.S. and Global Equity Investments and Co-Director of Global Research, Michael W. Roberge is Executive Vice President, Chief Investment Officer - U.S. Investments and Co-Director of Global Research, Elizabeth Petipas is Assistant Treasurer, Erica Blake, Kimberly M. Collins, Ethan D. Corey, Daniel W. Finegold, Mitchell C. Freestone, Susan S. Newton, Genevieve D. Pluhowski and Lisa A. Sheeler are Assistant Secretaries and Timothy Tierney is the Tax Officer.

Massachusetts Investors Trust

Massachusetts Investors Growth Stock Fund

MFS Series Trust I

MFS Series Trust II

MFS Series Trust III

MFS Series Trust IV

MFS Series Trust V

MFS Series Trust VI

MFS Series Trust VII

MFS Series Trust VIII

MFS Series Trust IX

MFS Series Trust X

MFS Series Trust XI

MFS Series Trust XII

MFS Series Trust XIII

MFS Series Trust XIV

MFS Series Trust XV

MFS Municipal Series Trust

MFS Variable Insurance Trust

MFS Institutional Trust

MFS Municipal Income Trust

MFS Multimarket Income Trust

MFS Government Markets Income Trust

MFS Intermediate Income Trust

MFS Charter Income Trust

MFS Special Value Trust

MFS California Insured Municipal Fund

MFS High Income Municipal Trust

MFS High Yield Municipal Trust

MFS InterMarket Income Trust I

MFS Intermediate High Income Fund

MFS Investment Grade Municipal Trust

J. Atwood Ives is the Chair, Robert J. Manning, Director, Chief Executive Officer, Chief Investment Officer and President of MFS is President, Maria F. Dwyer, Executive Vice President, Chief Regulatory Officer and Chief Compliance Officer is Treasurer, James O. Yost and Ellen Moynihan, Senior Vice Presidents of MFS, and David L. DiLorenzo and Mark Fischer, Vice Presidents of MFS, are the Assistant Treasurers, Mark N. Polebaum, Senior Vice President, General Counsel, Secretary and Clerk of MFS, is the Secretary, Brian E. Langenfeld, Assistant Vice President and Counsel of MFS, Christopher R. Bohane, Timothy M. Fagan and Susan A. Pereira, Vice Presidents and Senior Counsels of MFS, Ethan D. Corey, Special Counsel of MFS, Richard S. Weitzel, Vice President and Assistant General Counsel of MFS and Susan S. Newton, Senior Vice President and Associate General Counsel of MFS are Assistant Secretaries and Assistant Clerks.

MFS Variable Insurance Trust II (formerly, MFS/Sun Life Series Trust)

J. Kermit Birchfield is Chairman, Robert J. Manning is President, Maria F. Dwyer is Treasurer, James O. Yost, Ellen M. Moynihan, David L. DiLorenzo and Mark Fischer are the Assistant Treasurers, Mark N. Polebaum is the Secretary, Brian E. Langenfeld, Christopher R.

Bohane, Ethan D. Corey, Susan A. Pereira, Richard S. Weitzel, Timothy M. Fagan and Susan S. Newton are the Assistant Secretaries and Assistant Clerks.

Money Market Variable Account

High Yield Variable Account

Capital Appreciation Variable Account

Government Securities Variable Account

Total Return Variable Account

Global Governments Variable Account

J. Kermit Birchfield is Chairman, Robert J. Manning is President, James O. Yost, Ellen M. Moynihan, David L. DiLorenzo and Mark Fischer are the Assistant Treasurers, Mark N. Polebaum is the Secretary and Brian E. Langenfeld, Christopher R. Bohane, Ethan D. Corey, Susan A. Pereira, Richard S. Weitzel, Timothy M. Fagan and Susan S. Newton are the Assistant Secretaries and Assistant Clerks.

MFS Floating Rate Income Fund - (Cayman Islands Registered Fund)

MFS Meridian Funds, SICAV

Martin E. Beaulieu, Maria F. Dwyer and Robin A. Stelmach are Directors, Maria F. Dwyer is Treasurer, James O. Yost and Ellen M. Moynihan are the Assistant Treasurers, and Christopher R. Bohane is the Assistant Secretary.

MFS International Ltd. (“MIL Bermuda”), a limited liability company organized under the laws of Bermuda and a subsidiary of MFS, whose principal business address is Canon’s Court, 22 Victoria Street, Hamilton HM 12 Bermuda, serves as investment adviser to and distributor for MFS Floating Rate Income Fund and the MFS Meridian Funds, SICAV (“SICAV Funds”). The SICAV Funds are organized in Luxembourg and qualify as an undertaking for collective investments in transferable securities (UCITS). The principal business address of the Funds is 47, Boulevard Royal, L-2449 Luxembourg. The SICAV Funds include Asia Pacific Ex-Japan Fund, Continental European Equity Fund, Emerging Markets Debt Fund, Emerging Markets Equity Fund, Euro Reserve Fund, European Bond Fund, European Equity Fund, European Growth Fund, European High Yield Bond Fund, European Smaller Companies Fund, European Value Fund, Global Total Return Fund, Global Equity Fund, Global Growth Fund, Global Value Fund, Inflation-Adjusted Bond Fund, Japan Equity Fund, Limited Maturity Fund, Research Bond Fund, Research International Fund, Strategic Income Fund, Technology Fund, U.K. Equity Fund, U.S. Dollar Money Market Fund, U.S. Mid Cap Growth Fund, U.S. Government Bond Fund, U.S. High Yield Bond Fund, U.S. Research Fund, U.S. Large Cap Growth Fund and U.S. Value Fund. The MFS Floating Rate Income Fund is organized as an exempt company under the laws of the Cayman Islands. The principal business address for the MFS Floating Rate Income Fund is P.O. Box 309, Grand Cayman, Cayman Islands, British West Indies.

Martin E. Beaulieu is Director, Chairman and Vice President, James A. Jessee is Director and President, Robert J. Manning is Director and Vice President, Sharon A. Brovelli and Carol W. Geremia are Vice Presidents, Paul T. Kirwan is the Treasurer, Elizabeth Petipas is the Assistant Treasurer, Karen Carson is Secretary, Mitchell C. Freestone, Ethan D. Corey, Mark Polebaum, Daniel W. Finegold and Susan S. Newton are Assistant Secretaries, Timothy F. Tierney is the Tax Officer, Sarah Moule is Resident Representative and Appleby Corporate Svs. Ltd. Is Assistant Resident Representative.

MFS International (U.K.) Ltd. (“MIL-UK”), a private limited company registered with the Registrar of Companies for England and Wales whose current address is Eversheds, Senator House, 85 Queen Victoria Street, London, England EC4V 4JL, is involved primarily in marketing and investment research activities with respect to private clients and the Cayman Islands Registered Fund and the MFS Meridian Funds, SICAV.

Olivier Lebleu is Managing Director, Mitchell C. Freestone and Barnaby Wiener are Directors. Paul T. Kirwan is the Treasurer, Mark N. Polebaum is the Secretary, Sharon A. Brovelli and Carol W. Geremia are Vice Presidents, Elizabeth Petipas is the Assistant Treasurer and Timothy F. Tierney is the Tax Officer.

MFS Do Brazil Desenvolviment O De Marcaao LTDA (“MIL Brazil”), a private commercial limited liability quota company organized under the laws of Brazil whose current address is Al Campinas, 1070, 7 andar, Sala 15, Sao Paulo, Sao Paulo, Brazil, is primarily involved in providing market development services to increment the use of MFS products and services in Brazil as well as being a distributor of the MFS Floating Rate Income Fund and MFS Meridian Funds, SICAV.

Robert J. Manning is the Advisory Board Member and Benedicto D. Filho is the Manager.

MFS Institutional Advisors (Australia) Ltd. (“MFSI-Australia”), a private limited company organized under the Corporations Law of New South Wales, Australia whose current address is Level 27, Australia Square, 264 George Street, Sydney, NSW2000, Australia, is involved primarily in investment management and distribution of Australian superannuation unit trusts and acts as an investment adviser to institutional accounts.

Robert J. Manning and Martin E. Beaulieu are Directors, James H. Bennett is Resident Director, Carol W. Geremia is Director and President, Mark N. Polebaum is Secretary, Amanda J. Hough is Resident Secretary, Paul T. Kirwan is the Treasurer, Elizabeth Petipas is the Assistant Treasurer and Mitchell C. Freestone, Ethan D. Corey, Daniel W. Finegold and Susan S. Newton are Assistant Secretaries and Timothy F. Tierney is the Tax Officer.

MFS Fund Distributors, Inc. (“MFD”), a wholly owned subsidiary of MFS, serves as distributor for the MFS Funds, MVI and MFSIT.

Robert J. Manning is the Director, Martin E. Beaulieu is a Director and Chairman of the Board, James A. Jessee is President, Paul T. Kirwan is the Treasurer, Elizabeth Petipas is the Assistant Treasurer, Mark N. Polebaum is the Secretary, Mitchell C. Freestone, Daniel W. Finegold, Ethan D. Corey and Susan S. Newton are Assistant Secretaries and Timothy F. Tierney is the Tax Officer.

MFS Service Center, Inc. (“MFSC”), a wholly owned subsidiary of MFS, serves as shareholder servicing agent to the MFS Funds, the MFS Closed-End Funds, MFSIT and MVI.

Robert J. Manning is Director and Chairman of the Board, Maureen Leary-Jago is a Director and the President, Paul T. Kirwan is Treasurer, Elizabeth Petipas is Assistant Treasurer, Mark N. Polebaum is the Secretary, Mitchell C. Freestone, Ethan D. Corey, Daniel W. Finegold and Susan S. Newton are Assistant Secretaries and Timothy F. Tierney is the Tax Officer.

MFS Institutional Advisors, Inc. (“MFSI”), a wholly owned subsidiary of MFS, provides investment advice to substantial private clients.

Robert J. Manning is Chairman of the Board, Chief Investment Officer and a Director, Martin E. Beaulieu is a Director, Carol W. Geremia is the President, Maria Dwyer is Chief Compliance Officer, John F. O’Connor is Senior Vice President, Mark N. Polebaum is Secretary, Paul T. Kirwan is Treasurer, Elizabeth Petipas is Assistant Treasurer, Erica Blake, Kimberly M. Collins, Ethan D. Corey, Daniel W. Finegold, Mitchell C. Freestone, Susan S. Newton, Genevieve D. Pluhowski and Lisa A. Sheeler are Assistant Secretaries and Timothy F. Tierney is Tax Officer.

MFS Investment Management K.K. (Japan) (“MIMKK”), a wholly owned subsidiary of MFS, is a corporation incorporated in Japan. MIMKK, whose address is 16F Daido Seimei Kasumigaseki Bldg., 1-4-2- Kasumigaseki, Chiyoda-ku, Tokyo Japan 100 0013, is involved in investment management activities.

Carol W. Geremia, Robertson G. Mansi and Susan Pereira are Directors, Takafumi Ishii is a Director and Representative Director, Paul T. Kirwan is Statutory Auditor, Sharon A. Brovelli and Carol W. Geremia are Vice Presidents, Elizabeth Petipas is Assistant Treasurer, Mark N. Polebaum is Secretary, Daniel W. Finegold, Ethan D. Corey, Susan S. Newton and Mitchell C. Freestone are Assistant Secretaries. Timothy F. Tierney is the Tax Officer.

MFS Heritage Trust Company (“MFS Trust”), a New Hampshire-chartered limited-purpose trust company whose current address is 650 Elm Street, Suite 404, Manchester, NH 03101, provides directed trustee services to retirement plans.

Carol W. Geremia is Director and President, Maria F. Dwyer is Chairman, Director and Chairman of the Board, Deborah H. Miller is Director and Investment Officer, Robertson G. Mansi, Christopher Haley and Joseph F. Flaherty, Jr. are Directors, Paul T. Kirwan is the Treasurer, Elizabeth Petipas is Assistant Treasurer, Kimberly M. Collins is Clerk, William C. Smith, Sharon A. Brovelli, John J. McAree and Kerry J. Lifton are Trust Officers, Nicholas D. Smithie, Matthew W. Ryan, Michael W. Roberge, Barry P. Dargan, Matthew W. Krummell, Jeffrey S. Wakelin, Robert D. Persons, Erik S. Weisman, Thomas Melendez, Simon Todd, Edward O’Dette, Terri A. Vittozzi and Jennifer L. Niceforo are Investment Officers, Ethan D. Corey, Daniel W. Finegold and Susan S. Newton are Assistant Clerks and Timothy F. Tierney is the Tax Officer.

MFS Japan Holdings, LLC, a private limited liability company organized under the laws of Delaware whose address is 500 Boylston Street, Boston, MA 02116, is primarily a holding company and is 50% owned by Massachusetts Financial Services Company and 50% owned by Sun Life Financial (Japan), Inc.

Robert J. Manning and Carol W. Geremia are Managers, Paul T. Kirwan is Treasurer, Elizabeth Petipas is Assistant Treasurer, Mark N. Polebuam is Secretary, Daniel W. Finegold, Mitchell C. Freestone, Ethan D. Corey and Susan S. Newton are Assistant Secretaries and Timothy F. Tierney is the Tax Officer.

Sun Life of Canada (U.S.) Financial Services Holdings, Inc., a company incorporated under the laws of Delaware whose address is 500 Boylston Street, Boston, Massachusetts 02116, is the direct parent company of Massachusetts Financial Services Company.

Robert J. Manning is the Director, Chairman of the Board and President, Donald A. Stewart is a Director, Mark N. Polebaum is the Secretary, Erica Blake, Kimberly M. Collins, Ethan D. Corey, Daniel W. Finegold, Mitchell C. Freestone, Susan S. Newton, Genevieve D. Pluhowski and Lisa A. Sheeler are Assistant Secretaries, Paul T. Kirwan is the Treasurer, Elizabeth Petipas is the Assistant Treasurer and Timothy F. Tierney is the Tax officer.

MFS Investment Management Company (LUX) S.A., a joint stock company organized under the laws of Luxembourg whose registered office is 49, Avenue J.F. Kennedy, L-1855, Kirchberg, Luxembourg, is the management company of the MFS Investment Funds, which has 3 portfolios: MFS Investment Funds-Global Equity Ex-Japan Fund, MFS Investment Funds-Global Equity Fund and MFS Investment Funds-Global Equity Eurozone Bias Fund.

Maria F. Dwyer is Director and President, Martin E. Beaulieu and Robin A. Stelmach are Directors, Paul T. Kirwan is Treasurer, Mark D. Fischer, Elizabeth Petipas, David L. DiLorenzo, Ellen M. Moynihan and James O. Yost are Assistant Treasurers, Mark N. Polebaum is the Secretary, Christopher R. Bohane, Daniel W. Finegold, Mitchell C. Freestone, Ethan D. Corey, Timothy M. Fagan, Richard S. Weitzel and Susan S. Newton are Assistant Secretaries and Timothy F. Tierney is the Tax Officer.

Four Pillars Capital, Inc., a company incorporated under the laws of Delaware whose address is 500 Boylston Street, 12th Floor, Boston, Massachusetts 02116, is the direct parent company of Massachusetts Financial Services Company.

Robert J. Manning is Director and President, Paul T. Kirwan is Director and Treasurer, Elizabeth Petipas is Assistant Treasurer, Mark N. Polebaum is Secretary, Ethan D. Corey, Daniel W. Finegold, Mitchell C. Freestone and Susan S. Newton are Assistant Secretaries and Timothy F. Tierney is the Tax Officer.

MFS Institutional Advisors (Canada), Inc. (MFSIC), a company incorporated under the laws of Canada whose address is 39 Forest Grove Drive, Whitby, Ontario L1R2A6, Canada, is a direct, wholly-owned subsidiary of MFS Institutional Advisors, Inc. The company is a registered limited market dealer in Ontario.

Carol W. Geremia is President and Director, Martin E. Beaulieu is Director, Sarah E. Donahue is Director and Assistant Secretary, Ethan D. Corey is Secretary and Paul T. Kirwan is Treasurer.

In addition, the following persons, Directors or officers of MFS, have the affiliations indicated:

Donald A. Stewart	Chief Executive Officer, Sun Life Assurance Company of Canada, Sun Life Financial Centre, 150 King Street West, Toronto, Ontario, Canada (Mr. Stewart is also an officer and/or Director of various subsidiaries and affiliates of Sun Life)

Thomas A. Bogart	General Counsel for Sun Life Assurance Company of Canada, Sun Life Financial Centre, 150 King Street West, Toronto, Ontario, Canada

Kevin Dougherty	President of Sun Life Global Investments, Sun Life Financial Centre, 150 King Street West, Toronto, Ontario, Canada

Item 27.	Distributors

(a) Reference is hereby made to Item 26 above.

(b) Reference is hereby made to Item 26 above; the principal business address of each of these persons is 500 Boylston Street, Boston, Massachusetts 02116.

(c) Not applicable.

Item 28.	Location of Accounts and Records

The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the following locations:

NAME	ADDRESS

Massachusetts Financial Services Company (investment adviser)	500 Boylston Street Boston, MA 02116

MFS Service Center, Inc.	500 Boylston Street Boston, MA 02116

State Street Bank and Trust Company	State Street South 5-North North Quincy, MA 02171

Sun Life Assurance Company of Canada (U.S.)	One Sun Life Executive Park Wellesley, MA 02481

Item 29.	Management Services

Not applicable.

Item 30.	Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 28th day of April 2008.

MFS® VARIABLE INSURANCE TRUST II (formerly, MFS/Sun Life Series Trust)

By:	ROBERT J. MANNING*
Name:	Robert J. Manning
Title:	President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on April 28, 2008.

SIGNATURE	TITLE

ROBERT J. MANNING* Robert J. Manning	President (Principal Executive Officer)

MARIA F. DWYER* Maria F. Dwyer	Principal Financial and Accounting Officer

J. KERMIT BIRCHFIELD* J. Kermit Birchfield	Trustee

ROBERT C. BISHOP* Robert C. Bishop	Trustee

FREDERICK H. DULLES* Frederick H. Dulles	Trustee

DAVID D. HORN* David D. Horn	Trustee

MARCIA A. KEAN* Marcia A. Kean	Trustee

RONALD G. STEINHART* Ronald G. Steinhart	Trustee

HAVILAND WRIGHT* Haviland Wright	Trustee

*By:	SUSAN S. NEWTON
Name:	Susan S. Newton
as Attorney-in-fact

Executed by Susan S. Newton on behalf of those indicated pursuant to (i) a Power of Attorney, dated March 21, 2008, filed herewith (Manning, Dwyer), and (ii) a Power of Attorney, dated February 28, 2008, filed herewith (Trustees)

POWER OF ATTORNEY

MFS Variable Insurance Trust II

The undersigned, Trustees and officers of MFS Variable Insurance Trust II (the “Registrant”), hereby severally constitutes and appoints Christopher R. Bohane, Timothy M. Fagan, Brian E. Langenfeld, Susan S. Newton, Susan A. Pereira and Mark N. Polebaum, and each of them singly, as true and lawful attorneys, with full power to them and each of them to sign for each of the undersigned, in the names of, and in the capacities indicated below, any Registration Statement and any and all amendments thereto and to file the same with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission for the purpose of registering the Registrant as a management investment company under the Investment Company Act of 1940 and/or the shares issued by the Registrant under the Securities Act of 1933 granting, unto our said attorneys, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary or desirable to be done in the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys or any of them may lawfully do or cause to be done by virtue thereof.

IN WITNESS WHEREOF, the undersigned have hereunto set their hand on this 21st day of March, 2008.

Signatures	Title(s)

ROBERT J. MANNING Robert J. Manning	President (Principal Executive Officer)

MARIA F. DWYER Maria F. Dwyer	Principal Financial and Accounting Officer

POWER OF ATTORNEY

MFS Variable Insurance Trust II

The undersigned, Trustees and officers of MFS Variable Insurance Trust II (the “Registrant”), hereby severally constitute and appoint Tracy A. Atkinson, Christopher R. Bohane, Timothy M. Fagan, Brian E. Langenfeld, Susan S. Newton, Susan A. Pereira and Mark N. Polebaum, and each of them singly, as true and lawful attorneys, with full power to them and each of them to sign for each of the undersigned, in the names of, and in the capacities indicated below, any Registration Statement and any and all amendments thereto and to file the same with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission for the purpose of registering the Registrant as a management investment company under the Investment Company Act of 1940 and/or the shares issued by the Registrant under the Securities Act of 1933 granting, unto our said attorneys, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary or desirable to be done in the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys or any of them may lawfully do or cause to be done by virtue thereof.

IN WITNESS WHEREOF, the undersigned have hereunto set their hand on this 28th day of February, 2008.

Signatures	Title(s)

J. KERMIT BIRCHFIELD J. Kermit Birchfield	Trustee

ROBERT C. BISHOP Robert C. Bishop	Trustee

FREDERICK H. DULLES Frederick H. Dulles	Trustee

DAVID D. HORN David D. Horn	Trustee

MARCIA A. KEAN Marcia A. Kean	Trustee

RONALD G. STEINHART Ronald G. Steinhart	Trustee

HAVILAND WRIGHT Haviland Wright	Trustee

INDEX TO EXHIBITS

EXHIBIT NO.	DESCRIPTION OF EXHIBIT	PAGE NO.

(a) 9	Amendment to the Declaration of Trust, dated February 29, 2008 - Redesignation of MFS Emerging Market Equity Portfolio to MFS Emerging Markets Equity Portfolio.

(h) 2	Master Administrative Services Agreement, dated March 1, 1997, as amended and restated January 1, 2008.

(i) 2	Legal Opinion Consent, dated April 24, 2008.

(j)	Consent of Deloitte & Touche LLP, dated April 24, 2008.